------------------------------------------------------------
--------------------

   S E M I - A N N U A L  R E P O R T

------------------------------------------------------------
--------------------

[ARTWORK OF SMITH BARNEY MUNI FUNDS APPEARS HERE]

Smith Barney
Muni Funds
National
Portfolio
------------------------
September 30, 1995

[LOGO OF SMITH BARNEY       Smith Barney Mutual Funds
MUTUAL FUNDS APPEARS HERE]  Investing for your future.
                            Every day.


----------------------
  National Portfolio
----------------------

Dear Shareholder:

We are pleased to provide you with this semi-annual report, which includes unaudited financial statements, for the Smith Barney Muni Funds - National
Portfolio. This report covers the six months ended September
30, 1995. For your
convenience, we have summarized this period's prevailing economic and market conditions below and outlined our portfolio strategy during this time. A more detailed summary of performance and current holdings can be found in the
Historical Performance and Schedule of Investments sections that follow.

The National Portfolio posted a one-year total return of 10.74% (Class A shares) for the period ended September 30, 1995. This return compares favorably with a
9.84% average total return for all general municipal bond funds for the same period, according to Lipper Analytical Services. Over the five years ended
September 30, 1995, the Portfolio posted a cumulative total return of 56.21% versus a Lipper peer group average of 49.63%. This strong performance was once again sustained with only minimal capital gains distributions, thus maximizing favorable tax status for Portfolio distributions.

Market & Economic Overview

Over the past six months, the fixed income markets have been characterized by generally lower interest rates, as measured by the decline of 30-year Treasuries from 7.43% on March 31, 1995 to 6.50% on September 30, 1995 a drop of nearly 100 basis points. Long-term municipal bond yields, however, barely budged over the time period, starting out on March 30, 1995 at 6.29% as represented by the Bond
Buyer's 25-year Revenue Bond Index and finishing at 6.27% on
September 28, 1995.
This is due primarily to tax reform concerns.

Although some analysts have been forecasting a slight pick-up in economic activity during the final quarter of 1995, it now appears that the Federal
Reserve Board has been successful in controlling inflation and encouraging a sustainable and slower rate of economic growth this year. The Board declined to alter the federal funds rate in September, leaving it unchanged at 5.75%, a move that reflected its confidence in the current rate of economic growth. However, while the economy did pick up steam, compared to the sluggish first quarter of
1995, conflicting indicators all point to continued economic uncertainty going into to 1996. Consumer spending is rising at an annual pace of 2.5% to 3%, a relatively neutral rate further tempered by recent indications that consumer households are growing more cautious. A number of other economic indicators edged up over the past six months compared to early 1995, including car buying, housing starts and industrial production before


1


slowing again in September. The most recent Index of Leading Indicators--used by the U.S. Government to forecast economic conditions--eased downward slightly in
September, fueled by cheaper commodity prices. This index measures eleven different indicators, ranging from unemployment benefit claims to building permits. While a majority of these indicators showed a slight uptick in
September, others dipped. The overall result was confirmation of our expectations for slow economic growth and steady, or even lower, interest rates by year end.

In response to these conditions, the municipal bond market continued to lag somewhat relative to Treasuries. The big uncertainty over the municipal market continues to be tax reform. The current budget, which is heading for a showdown in Washington, D.C., contains a capital gains cut but does not address broader tax reform. Flat tax proposals are still being discussed, but a number of alternate reform measures are on the table as well. We expect this issue to emerge as the centerpiece of the 1996 Presidential elections.

In short, until a more definite consensus emerges from Washington, D.C., we can not be certain of the impact on municipal bonds and are holding fast on our relatively cautious investment approach. Looking forward-- and absent radical tax reform--we expect municipal bonds to perform well relative to taxable investments, due primarily to diminishing supply. There continues to be little refinancing or new issue activity. New issue activity is increasing toward year-end but remains well below the levels seen in previous years. The Public
Securities Association now predicts approximately $140 billion in new issues by the end of 1995, less than half the record amount that came to market in 1993.
This reduction in supply has helped to support underlying values. If the supply situation continues into 1996 as we expect, stronger appreciation opportunities could develop, particularly for bonds with long maturities and good call protection.

Portfolio Strategy & Outlook

While there are certainly some near-term risks at current market levels, our long-term outlook for inflation and interest rates is positive. In addition, long-term municipals are currently offering excellent value relative to taxable investments. At more than 90% of the yield on 30-year Treasuries, all but the most radical of tax reform proposals is fully discounted in current long-term municipal bond prices. Accordingly, we will continue to balance the interest rate sensitivity of the Portfolio by investing in a strategically diversified combination of short- and long-term maturities, but with a bias toward lengthening the overall maturity structure. We intend to retain most of our substantial commitment to higher coupon issues trading at a premium and callable prior to maturity for the high income they are providing and the measure of protection they afford in the event interest rates should rise.

2


However, we are increasing our focus on issues with comparable maturities but greater call protection in anticipation of a possible further downturn in rates at the end of this year or early 1996.

We were saddened by the loss of an outstanding business leader and Trustee of the Portfolio: Ralph D. Creasman. He made significant contributions to his community and state. His wisdom and influence will be missed.

At this time, we would like to thank you for your continued participation in the
Portfolio and for your ongoing confidence in our management approach.

Sincerely,

/s/ Heath B. McLendon                  /s/ Peter M. Coffey

Heath B. McLendon                      Peter M. Coffey
Chairman and                           Vice President and
Chief Executive Officer                Investment Officer

November 8, 1995


3


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------

                       Net Asset Value
                    ---------------------
                    Beginning      End      Income
Capital Gain    Total
Period Ended        of Period   of Period  Dividends
Distributions  Returns(1)
------------------------------------------------------------
-------------------
9/30/95               $13.32     $13.61      $0.41
$0.00         5.29%+
------------------------------------------------------------
-------------------
3/31/95                13.35      13.32       0.84
0.00         6.38
------------------------------------------------------------
-------------------
3/31/94                13.81      13.35       0.86
0.06         3.17
------------------------------------------------------------
-------------------
3/31/93                12.95      13.81       0.89
0.00        13.96
------------------------------------------------------------
-------------------
3/31/92                12.49      12.95       0.90
0.00        11.21
------------------------------------------------------------
-------------------
3/31/91                12.24      12.49       0.83
0.00         9.13
------------------------------------------------------------
-------------------
3/31/90                12.11      12.24       0.98
0.00         9.60
------------------------------------------------------------
-------------------
3/31/89                11.82      12.11       0.96
0.00        10.93
------------------------------------------------------------
-------------------
3/31/88                12.95      11.82       0.94
0.20        (0.92)
------------------------------------------------------------
-------------------
Inception*- 3/31/87    12.50      12.95       0.50
0.00         7.07+
============================================================
===================
Total                                       $ 8.11      $
0.26
============================================================
===================

------------------------------------------------------------
-------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
-------------------

                        Net Asset Value
                     --------------------
                     Beginning     End      Income
Capital Gain    Total
Period Ended         of Period  of Period  Dividends
Distributions  Returns(1)
------------------------------------------------------------
-------------------
9/30/95               $13.33      $13.62     $0.37
$0.00        5.05%+
------------------------------------------------------------
-------------------
Inception*- 3/31/95    12.41       13.33      0.32
0.00       10.11+
============================================================
===================
Total                                       $ 0.69
$0.00
============================================================
===================

------------------------------------------------------------
-------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
-------------------

                       Net Asset Value
                    --------------------
                    Beginning     End       Income
Capital Gain    Total
Period Ended        of Period  of Period   Dividends
Distributions  Returns(1)
------------------------------------------------------------
--------------------
9/30/95              $13.32      $13.61      $0.37
$0.00        5.03%+
------------------------------------------------------------
--------------------
3/31/95               13.33       13.32       0.74
0.00        5.80
------------------------------------------------------------
--------------------
3/31/94               13.80       13.33       0.77
0.06        2.40
------------------------------------------------------------
--------------------
Inception*- 3/31/93   13.47       13.80       0.20
0.00        3.98+
============================================================
====================
Total                                        $2.08
$0.06
============================================================
====================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

4


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

                                         Without Sales
Charge(1)
                                    ------------------------
-------
                                    Class A     Class B
Class C
============================================================
==============
Six Months Ended 9/30/95+             5.29%       5.05%
5.03%
------------------------------------------------------------
--------------
Year Ended 9/30/95                   10.74         N/A
10.19
------------------------------------------------------------
--------------
Five Years Ended 9/30/95              9.31         N/A
N/A
------------------------------------------------------------
--------------
Inception* through 9/30/95            8.26       15.67
6.34
------------------------------------------------------------
--------------
                                         With Sales
Charge(2)
                                    ------------------------
-------
                                    Class A     Class B
Class C
============================================================
==============
Six Months Ended 9/30/95+             1.04%       0.55%
4.03%
------------------------------------------------------------
--------------
Year Ended 9/30/95                    6.31         N/A
9.19
------------------------------------------------------------
--------------
Five Years Ended 9/30/95              8.42         N/A
N/A
------------------------------------------------------------
--------------
Inception* through 9/30/95            7.77       11.17
6.34
------------------------------------------------------------
--------------

------------------------------------------------------------
--------------
Cumulative Total Return
------------------------------------------------------------
--------------

                                         Without Sales
Charge(1)
============================================================
==============
Class A (Inception* through 9/30/95)             106.11%
------------------------------------------------------------
--------------
Class B (Inception* through 9/30/95)              15.67
------------------------------------------------------------
--------------
Class C (Inception* through 9/30/95)              18.31
------------------------------------------------------------
--------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred.
    Class C shares reflect the deduction of a 1.00% CDSC, if shares are redeemed within the first year of purchase.

 *  Inception dates for Class A, B and C shares are August
20, 1986, November
    7, 1994 and January 5, 1993, respectively.

 + Total return is not annualized, as it may not be representative of the total return for the year.


5


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------
                Growth of $10,000 Invested in Class A Shares
of
                          the National Portfolio vs.
                         Lehman Muni Bond Fund Index+
                                  (unaudited)
------------------------------------------------------------
--------------------
                         August 1986 - September 1995

                             [GRAPH APPEARS HERE]

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on August 20, 1986, assuming deduction of the maximum
4.00% sales charge at
   the time of investment and reinvestment of dividends
(after deduction of
   applicable sales charges through November 6, 1994, afterwards at net asset value) and capital gains (at net asset value) through September 30, 1995. The
   Lehman Muni Bond Fund Index is a broad based, total return index, comprised of 8,000 actual bonds which are all investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than
   $50 million dated since January 1984. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the
   Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

6


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
====================
Education -- 5.1%
$5,000,000    AAA  Chicago, IL Board of Education Lease
Certificates,
                      Series A Refunding, 6.000% due 1/1/20
$5,075,000
 2,000,000    A1*  Louisiana Public Facilities Authority,
                      8.200% due 5/15/18
2,220,000
 2,000,000    Aa*  Nebraska Higher Education Loan Program
Inc.
                      Revenue, Sub-Series A-5A, 6.200% due
6/1/13(a)   2,000,000
 1,500,000    BBB+ New York State Dormitory Authority
Revenue,
                      State University Educational
Facilities,
                      Series B, 7.500% due 5/15/11
1,726,875
 2,625,000    Aa*  North Texas Higher Education Authority
Inc.,
                      Student Loan Revenue, Series C,
                      6.100% due 4/1/08(a)
2,605,312
 2,585,000    AAA  Socorro ISD, El Paso County, Texas
Unlimited
                      Tax Refunding Bonds, Series 1994,
                      PSFG-Insured, zero coupon due 9/1/11
1,021,075
 1,500,000    A*   South Carolina Education Facilities
Authority
                      Revenue, Series 1995, 5.875% due
6/1/15          1,451,250
 2,790,000    A    Texas State Higher Education Coordinating
Board,
                      College Student Loan Revenue,
                      7.450% due 10/1/06(a)
3,013,200
   395,000    A*   Texas State Higher Education Coordinating
Board,
                      College Student Loan Revenue,
                      7.700% due 10/1/25(a)
 1,000,000    AAA  Utah Student Loan Revenue, Series 1991F,
419,688
                      AMBAC-Insured, 7.450% due 11/1/08(a)
1,075,000
------------------------------------------------------------
--------------------

20,607,400
------------------------------------------------------------
--------------------
Escrowed to Maturity (b) -- 10.7%
 5,000,000    AAA  Arapahoe County, CO Single-Family
Mortgage
                      Revenue, 1984 Series A, zero coupon
due 9/1/10   2,012,500
 1,060,000    AAA  Boston, MA Water and Sewer Revenue,
                      Series A, 10.875% due 1/1/09
1,514,475
 1,170,000    AAA  Douglas County, NE Hospital Authority No.
2,
                      Bergan Mercy, 9.500% due 7/1/10
1,576,575
25,400,000    AAA  Illinois Development Finance Authority,
Retirement
                      Housing Revenue, Regency Park, Series
B,
                      (Escrowed to Maturity With Refco
Strips),
                      zero coupon due 7/15/25
3,270,250
 5,000,000    AAA  Indiana Bond Bank, AMBAC-Insured,
                      9.750% due 8/1/09
6,700,000

                      See Notes to Financial Statements.


7


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)(continued)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
====================
Escrowed to Maturity (b) -- 10.7% (continued)
$5,000,000    AAA  Kansas City, KS Single-Family Mortgage
                     Revenue Bonds, Series 1993 A, FHLMC-
                     Collateralized, (Escrowed to Maturity
with
                     Refco Strips), zero coupon due 12/1/14
$1,525,000
 7,750,000    AAA  Labette County, KS Single-Family Mortgage
                     Revenue, Series A, zero coupon due
12/1/14        2,383,125
 5,000,000    AAA  Maricopa County, AZ IDA Single-Family
                     Mortgage Revenue, Series 1983A,
(Escrowed to
                     Maturity with Refco Strips), zero
coupon due
                     12/31/14
1,531,250
 3,735,000    AAA  Mississippi Housing Finance, Single-
Family
                     Mortgage, zero coupon due 9/15/16
1,027,125
 1,350,000    AAA  New Jersey Turnpike Authority, 10.375%
1,631,813
                     due 1/1/03
 1,500,000    AAA  Ohio State Water Development Authority
Revenue,
                     Safe Water, Series 2, 9.375% due
12/1/10          1,936,875
 7,000,000    AAA  Perris County, CA Single-Family Housing
Mortgage,
                     GNMA-Collateralized, 8.300% due
6/1/13(a)         8,898,750
 3,000,000    AAA  Richmond County, GA Development
Authority,
                     Sub-Series C, zero coupon due 12/1/21
495,000
 1,000,000    AAA  Rogers County, OK HFA Multi-Family
Revenue,
                     Series A, FNMA-Collateralized,
                     7.750% due 8/1/23
1,235,000
 2,235,000    AAA  St. Louis County, MO Mortgage Revenue,
Series H,
                     5.400% due 1/1/16(a)
2,117,662
 9,000,000    AAA  Saline County, KS Single-Family Mortgage,
                     zero coupon due 12/1/15
2,576,250
11,000,000    AAA  Washington, GA Wilkes Payroll Development
                     Authority, zero coupon due 12/1/21
1,815,000
   910,000    AAA  Weber County, UT Hospital Revenue, St.
Benedict's
                     Hospital, 10.000% due 3/1/10
1,210,300
------------------------------------------------------------
--------------------

43,456,950
------------------------------------------------------------
--------------------
Finance -- 0.8%
 3,000,000    AAA  Pennsylvania Finance Authority, Beaver
County
                     Revenue Refunding, 6.600% due 11/1/09
3,206,250
------------------------------------------------------------
--------------------
General Obligation -- 2.0%
 2,000,000    AAA  Berks County, PA GO MVRICS, FGIC-Insured,
                     8.470% due 11/15/20(c)
2,312,500
 1,000,000    AAA  Carrolton, TX GO ISD, 5.000% due 2/15/16
910,000
 2,000,000    A-   New York City GO, Series D, 7.500% due
2/1/16       2,167,500
 2,700,000    A    Northlake IL, GO, 5.600% due 12/1/14
2,581,875
------------------------------------------------------------
--------------------

7,971,875
------------------------------------------------------------
--------------------

                      See Notes to Financial Statements.

8


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)(continued)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
====================
Hospital -- 12.9%
$1,000,000  AAA*   Alton IL, Health Facilities, 7.200% due
2/15/01    $1,137,500
                   Colorado Health Facilities Authority,
Hospital
                     Revenue Bonds, Rocky Mountain Adventist
Health:
 2,000,000  BBB        Rocky Mountain Adventist Health,
Series
                         1993, 6.625% due 2/1/13
1,967,500
 1,000,000  BBB        Vail Valley Medical Center, 7.000%
due 1/15/12  1,010,000
 3,500,000  A1*    Elkhart County, IN Hospital Authority
Revenue,
                     Elkhart General Hospital Insured,
                     7.000% due 7/1/12
3,710,000
 2,000,000  Aa3*   Fairfax County VA IDA Hospital Revenue,
                     RIBS, 9.527% due 8/29/23(c)
2,530,000
                   Harris County, TX Health Facilities
Development
                     Corporation:
 2,000,000  A*         Memorial Hospital Systems Project,
                         7.125% due 6/1/15
2,115,000
 2,000,000  AA         Sisters of Charity of the Incarnate
Word,
                         7.100% due 7/1/21
2,137,500
                   Illinois Health Facilities Authority
Hospital
                     Revenues:
   937,000  AAA      Community Provider Pooled Loan Program,
                       CGIC-Insured, 7.350% due 8/15/10
1,037,728
 3,500,000  A-       Mercy Hospital and Medical Center,
                       7.000% due 1/1/07
3,731,875
 1,000,000  AAA      Methodist Health System, Series B,
AMBAC-
                       Insured, RIBS, 9.578% due 5/1/21(c)
1,136,250
 4,000,000  AAA      Rush-Presbyterian St. Luke's Medical
Center
                       INFLOS, MBIA-Insured, 9.544% due
10/1/24(c)     4,515,000
   500,000  NR       United Medical Center, 8.375% due
7/1/12            611,250
   900,000  BBB+   Klamath Falls, OR Inter-Community
Hospital
                     Merle West, 7.100% due 9/1/24
948,375
 4,510,000  BBB    Louisiana Public Facilities Authority,
Hospital
                     Revenue Refunding, Touro Infirmary
Project,
                     Series B, 6.125% due 8/15/23
3,884,238
                     Massachusetts State Health and
Education
                     Facilities Authority Revenue:
 1,000,000  AAA        St. Elizabeth Hospital, FSA-Insured,
                         9.380% due 8/15/21(c)
1,098,750
 1,470,000  AAA        Valley Regional Health, Series A,
                         CONNIE LEE-Insured, 7.000% due
7/1/07         1,675,800

                      See Notes to Financial Statements.


9


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)(continued)
September 30, 1995
------------------------------------------------------------
--------------------
Hospital -- 12.9% (continued)
$4,835,000  AA     Missouri State Health & Educational
Facilities
                     Authority, (BJC Health Systems),
                     6.750% due 5/15/13
$5,294,325
 1,635,000  BBB+   New York State Medical Care Facilities
Financing
                     Agency, (Long Term Health Care),
Medical Health
                     Services, Series 91B, 7.400% due
2/15/18          1,794,413
 1,000,000  A-     Philadelphia, PA Hospital and Higher
Education
                     Facilities Authority, Presbyterian
Medical
                     Center, 6.650% due 12/1/19
1,102,500
 1,000,000  BBB+   Rhode Island State Health & Education
Building
                     Corporation Revenue, Westerly Hospital,
                     6.000% due 7/1/24
898,750
 1,250,000  AAA    Richland County, SC Hospital Revenue
Bonds,
                     Community Provider Pooled Loan, CGIC-
Insured,
                     7.125% due 7/1/17
1,360,935
 2,375,000  AA+    Vermont Educational & Health Building
Finance
                     Agency, H. Porter, FHA-Insured, 7.100%
                     due 2/1/31
2,478,905
 1,300,000  AAA    Washington State Health, Sisters of
Providence,
                     FGIC-Insured, 6.375% due 10/1/09
1,386,125
 1,500,000  A      Washington Health Care Facilities
Authority
                     Refunding 1990, (Our Lady of Lourdes
Health
                     Center, Pasco), LOC Banque Paribas,
7.875%
                     due 12/1/09(d)
1,616,250
 1,000,000  AAA    West Virginia St. Hospital Finance
Authority
                     Revenue, 5.750% due 9/1/13
972,500
 2,420,000  AAA    Wisconsin Health & Educational Facilities
Authority,
                     Wheaton Franciscan Services, Inc.,
System Revenue
                     Bonds, Series 1992, MBIA-Insured,
                     6.100% due 8/15/09
2,541,000
------------------------------------------------------------
--------------------

52,692,469
------------------------------------------------------------
--------------------
Housing: Multi-Family -- 5.9%
 1,165,000  BBB+   Chicago, IL Multi-Family Housing Revenue,
                     FHA-Insured Mortgage Loan, Jeffrey
                     Apartments, 8.125% due 8/1/30(a)
1,207,231
 1,500,000  A+     Illinois Housing Development Authority
                     Refunding, Multi-Family Housing, Series
91A,
                     8.125% due 7/1/10
1,599,375
 1,500,000  AA-    Indiana State HFA, Multi-Family Housing
Mortgage
                     Revenue, Hunters Run, FHA-Insured,
                     7.250% due 5/1/18(a)
1,582,500
 5,000,000  Aa*    Iowa Finance Authority, Prestwick
Apartments,
                     FHA-Insured, 7.500% due 12/1/36(a)
5,400,000

                      See Notes to Financial Statements.

10


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)(continued)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
====================
Housing: Multi-Family -- 5.9% (continued)
$1,000,000  A      King County, WA Housing Authority
Revenue,
                     Series A, 6.800% due 3/1/26
$1,008,750
                   Massachusetts State HFA, Multi-Family
                     Residential Housing, Series A, FHA-
Insured:
 1,995,000  A+         8.800% due 8/1/21(a)
2,074,800
 2,000,000  A+         7.800% due 8/1/22(a)
2,082,500
 1,985,000  AAA    Mohave County, AZ Industrial Development
Agency,
                     Multi-Family Housing Copper Ridge
Apartments,
                     FHA-Insured, 7.375% due 4/1/32
2,114,025
 1,500,000  AAA    Monroe County, MI PCR, (Detroit Edison
Co.
                     Project), FGIC-Insured, 7.650% due
9/1/22(a)      1,663,125
   850,000  A1*    Portland, OR Multi-Family Housing
Revenue,
                     6.250% due 5/1/12
853,188
 1,000,000  A      Roanoke, VA Redevelopment and Housing
                     Authority, Multi-Family Housing Revenue
                     Refunding, United Dominion-Laurel
Ridge,
                     6.625% due 5/1/23(a)
1,012,500
 1,000,000  A      Salt Lake City, UT Housing Authority,
Multi-Family
                     Revenue, 6.130% due 4/1/30
966,250
 2,352,000  AAA    Seattle Housing Authority, Low Income
Housing
                     Revenue, 7.400% due 11/20/36
2,510,760
------------------------------------------------------------
--------------------

24,075,004
------------------------------------------------------------
--------------------
Housing: Single-Family -- 13.0%
   170,000  AAA    Adams County, CO Multi-County Single-
Family
                     Mortgage Revenue, GNMA-Collateralized,
                     9.250% due 11/1/17(a)
176,375
   690,000  AAA    Alaska State Housing Finance Corporation,
Home
                     Mortgage, Single-Family Revenue,
                     GNMA/FNMA-Collateralized, 8.750% due
12/1/16        719,325
   775,000  AAA    Arkansas Housing Development, Single-
Family
                     Mortgage Revenue, Series A, GNMA-
Collateralized,
                     7.400% due 9/1/23(a)
814,719
 5,000,000  AAA    Aurora Kane & Dupage, IL Single-Family
Mortgage
                     Revenue, Series A, 7.950% due
10/1/25(a)          5,512,500
 1,265,000  Aa*    Colorado HFA, Single-Family Program
Refunding,
                     Senior Bonds, 1994 Series D-1, 8.000%
due 12/1/24 1,404,150
 1,500,000  Aa*    Colorado HFA, Single-Family Housing
Revenue,
                     Series B-1, 7.900%, due 12/1/25
1,653,750
 5,675,000  AAA    Cowley & Shawnee Counties Mortgage
Revenue,
                     Series B, AMBAC-Insured, GNMA-
Collateralized,
                     zero coupon due 6/1/22(a)
723,563

                      See Notes to Financial Statements.


11


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
====================
Housing: Single-Family -- 13.0% (continued)
$  770,000  AAA    District of Columbia HFA Collateralized
Revenue,
                     Single-Family, GNMA & FHLMC, FNMA
Mortgage
                     Backed, 8.100% due 12/1/23(a)
$  814,275
 1,421,000  AAA    Fort Worth, TX Housing Finance Corp.,
                     Single-Family Mortgage Revenue,
                     GNMA-Collateralized,
                     Series A, zero coupon due 6/1/21(a)
186,506
   500,000  AAA    Fulton County, GA Housing Authority,
Single-Family
                     Mortgage Revenue, Series A, 6.600% due
3/1/28(a)    506,875
 1,700,000  Aa*    Idaho Housing Agency, Single-Family
Mortgage,
                     Series C-2, 7.900% due 1/1/22(a)
1,795,625
 1,440,000  Aa*    Illinois Housing Development Authority,
                     Residential Mortgage Revenue, Series
89A,
                     7.400% due 2/1/20(a)
1,486,800
 1,010,000  A*     Labette County, KS Single-Family Mortgage
Revenue
                     Refunding, Series A, 8.400% due 12/1/11
1,085,750
                   Maryland State Community Development
Administration:
 2,000,000  Aa*      Housing & Community Development, Single-
Family
                       Mortgage Revenue, 7.450% due
4/1/32(a)          2,087,500
   125,000  A*       Single-Family Mortgage Revenue, 9.500%
due 6/1/07   127,656
 2,000,000  BBB    Michigan State Hospital Finance
Authority,
                     6.000% due 2/1/24
1,722,500
   670,000  Aaa*   Missouri Housing Development Commission
Mortgage
                     Purchase Refunding Bonds, GNMA-
Collateralized,
                     zero coupon due 7/1/23
92,963
 3,980,043  AAA    Montgomery County, TX Housing Finance
Corporation
                     Single-Family Mortgage Revenue, MBIA-
Insured,
                     zero coupon due 9/1/15
452,730
                   Nebraska Investments Finance Authority:
   800,000  AAA      GNMA-Collateralized, RIBS Variable
Rate,
                       9.781% due 9/15/23(a)(c)
871,000
   600,000  AAA      Single-Family Mortgage Revenue, (GNMA
Mortgage
                       Backed Securities Program), 1990
Series 3, RIBS,
                       11.253% due 9/10/30(a)(c)
685,500
 4,677,755  AA     Nevada Housing Development Single-Family
Mortgage
                     Revenue, Series 1983 B, FHA-Insured,
                     zero coupon due 4/1/15
660,733
 1,975,000  Aa*    New Hampshire State HFA, Single-Family
Residential
                     Mortgage, 7.250% due 7/1/15(a)
2,054,000
                   Oregon State Housing & Community Services
                     Department Mortgage Revenue, Single-
Family
                      Mortgage Program:
   850,000  Aa*        Series B, 6.875% due 7/1/28
892,500

                      See Notes to Financial Statements.

12


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)(continued)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
====================
Housing: Single-Family -- 13.0% (continued)
$  500,000  Aa*        Series D, 6.500% due 7/1/24
$  516,250
   295,000  BBB-   Panhandle, TX Regional Housing Finance
                     Corporation, Single-Family Mortgage
Revenue,
                     10.375% due 3/1/09
305,325
                   Pennsylvania HFA, Single-Family Mortgage
Revenue:
 1,000,000  AA       Series 39B, 6.875% due 10/1/24(a)
1,036,250
 2,225,000  AA       Series 1990-27, 8.150% due
10/1/21(a)(d)          2,344,594
   240,000  AA       Series X, 8.150% due 4/1/24(a)
247,800
   965,000  AAA    Prince Georges County, MD Housing
Authority,
                     Single-Family Mortgage Revenue
Refunding,
                     Series A, GNMA-Collateralized, 8.000%
due 1/1/17  1,015,663
 6,425,000  A*     Reno County, KS Single-Family Mortgage
Revenue,
                     Series A, zero coupon due 12/1/14
762,969
                   Rhode Island Housing & Mortgage Financing
                     Corporation:
 1,440,000  AA+      Home Ownership I-D, 7.875% due
10/1/21(a)         1,490,400
 1,500,000  AA+      Home Ownership Opportunity Bonds,
Series 8,
                       INFLOS, 9.972% due 4/1/24(a)(c)
1,618,125
 3,985,000  AAA    Riverside County, CA Single-Family
Revenue,
                     GNMA-Backed Securities, Series A,
                     7.800% due 5/1/21
4,796,944
   745,730  A1*    St. Bernard Parish, LA Home Mortgage
Authority,
                     Single-Family Mortgage Revenue
Refunding,
                     Series A, 8.000% due 3/25/12
805,389
 2,500,000  Aa1*   South Dakota Housing Development
Authority,
                     Home Ownership Mortgage Board,
                     Series C, 7.300% due 5/1/24(a)
2,603,125
 1,535,000  Aa*    Tennessee Housing Development Authority,
                     Home Ownership Bonds, Series H,
                     7.825% due 7/1/15(a)
1,598,318
 1,000,000  AAA    Travis County, TX Housing Finance
Corporation,
                     Single-Family Mortgage Revenue, Series
B,
                     GNMA/FNMA-Collateralized, 7.100% due
10/1/27(a)   1,045,000
                   Utah HFA Single-Family Mortgage Revenue:
 1,205,000  AA       7.300% due 7/1/16
1,248,680
   940,000  AA       9.000% due 1/1/19(a)(d)
968,200
 3,000,000  Aa1*   Virginia State Housing Development
Authority,
                     Commonwealth Mortgage, Series A,
                     7.150% due 1/1/33
3,138,750
   915,000  AA     Wyoming Community Development Authority,
                     8.125% due 6/1/21(a)
966,469
------------------------------------------------------------
--------------------

53,035,546
------------------------------------------------------------
--------------------

                      See Notes to Financial Statements.


13


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)(continued)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
====================
Industrial Development -- 4.7%
$1,000,000  A-     Bradford, PA IDA, Solid Waste,
International Paper
                     Company Projects, 6.600% due 3/1/19(a)
$1,013,750
 2,750,000  BBB    Columbus, MS IDR Refunding Bonds, Series
1994,
                     Beloit Corporation Project,
Harnischfeger
                     Industries, 5.900% due 12/1/11
2,729,375
 3,355,000  AA-    Fairfax, VA IDA INOVA Health System
Project,
                     5.000% due 8/15/23
2,876,913
 2,500,000  A+     Greenville County, SC Industrial Revenue,
                     (Lockheed Aeromod Center Inc. Project),
                     7.100% due 11/1/11(a)
2,671,875
   850,000  AA     Hempstead, NY IDA & IDR Bonds, (1990
Nassau
                     District Energy Corporation Project),
LOC
                     Toronto Dominion, 7.750% due 9/15/15(a)
892,500
 2,650,000  A+     Iowa Finance Authority, (Governor Square
Project),
                     7.250% due 4/1/14
2,865,312
 1,500,000  Baa3*  New York City IDA Special Facilities
Revenue,
                     (American Airlines Project), 7.750% due
7/1/19(a) 1,591,875
 1,000,000  A      Rensselear County, NY IDA Albany
International
                     Corporation-Insured, 7.550% due
6/1/07(a)         1,096,250
 1,000,000  A+     Tucson Airport Authority, Inc., Special
Facilities
                     Revenue Bonds, (Lockheed Aeromod
Center, Inc.),
                     Series 1990, 8.700% due 9/1/19(a)
1,151,250
 2,000,000  A      West Chicago IDR, (Leggett & Platt Inc.
Project),
                     6.900% due 9/1/24(a)
2,070,000
------------------------------------------------------------
--------------------

18,959,100
------------------------------------------------------------
--------------------
Lease Backed -- 1.9%
 4,000,000  BBB-   Clarksville National Gas Acquisition
Corporation,
                     7.500% due 11/1/04
4,190,000
 3,500,000  A      Pendleton County, KY Multi-County Lease
Revenue,
                     (KY Association of Counties), Series
93A,
                     6.500% due 3/1/19
3,565,625
------------------------------------------------------------
--------------------

7,755,625
------------------------------------------------------------
--------------------
Life Care -- 0.6%
 2,500,000  BBB    Illinois Development Finance Authority,
Health
                     Facilities, Community Living, 7.125%
due 3/1/10   2,578,125
------------------------------------------------------------
--------------------
Miscellaneous -- 3.8%
 2,280,000  AAA    Chicago, IL Motor Fuel Tax Revenue
Refunding,
                     AMBAC-Insured, 5.375% due 1/1/14
2,148,900

                      See Notes to Financial Statements.

14


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)(continued)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
==========================
Miscellaneous -- 3.8% (continued)
$1,000,000  Baa*   Delaware County, PA Authority Revenue,
                     (Elwyn Inc. Project), 8.350% due 6/1/15
$ 1,090,000
                   Illinois Development Finance Authority
Revenue
                     Refunding:
 2,000,000  A-         City of East St. Louis, 7.250% due
11/15/09           2,162,500
 1,000,000  A1*        Marriott Retirement Communities Inc.,
Church
                         Creek Project, LOC Allied Irish
Bank,
                         7.750% due 8/1/10, (Mandatory Put
8/1/03)           1,071,250
 2,000,000  AAA    Illinois State Sales Tax Revenue, Series
P,
                     6.500% due 6/15/13
2,172,500
 1,500,000  A      Indiana Bond Bank Guaranty State
Revolving Fund,
                     Series B, 6.875% due 2/1/12
1,638,750
 1,000,000  Baa1*  Indianapolis, IN Economic Development
Revenue
                     Refunding & Improvement, National
Benevolent,
                     7.625% due 10/1/22
1,045,000
   400,000  A      Oregon State Bond Bank, Economic
Development
                     Department, Series 1, 6.700% due 1/1/15
421,500
 2,500,000  A-     Summit County, CO Sports Facilities
Refunding Revenue,
                     (Keystone Resorts Management Inc.
Project), Ralston
                     Purina Company Guaranteed, 7.750% due
9/1/06            2,871,875
   895,000  A      Texas National Research Lab Community,
Financing
                     Corporation Lease Revenue, Series 91,
                     7.100% due 12/1/21
1,027,013
------------------------------------------------------------
--------------------------

15,649,288
------------------------------------------------------------
--------------------------
Pollution Control -- 7.0%
 1,500,000  BBB    Brazos River Authority, TX (Texas Utility
Electric),
                     8.250% due 1/1/19(a)
1,642,500
 5,000,000  Aa3*   Brazos River, TX Navigation District PCR,
BASF,
                     6.750% due 2/1/10
5,575,000
 1,500,000  BBB+   Lancaster, PA Solid Waste Resource
Recovery,
                     Series A, 8.500% due 12/15/10(a)
1,601,250
 2,000,000  AAA    Matagorda County, TX Navigational
District
                     No. 2, PCR, (Houston Power & Light),
Series D,
                     FGIC-Insured, 7.600% due 10/1/19(a)(d)
2,222,500
 2,000,000  AA     Mount Vernon, IN PCR, (Southern Indiana
Gas),
                     7.250% due 3/1/14
2,192,500
 2,000,000  A*     Nebraska Solid Waste, Montgomery Co.
Resource
                     Revenue, 6.000% due 7/1/07
2,050,000
 1,500,000  AAA    Ohio State Water Development Authority,
Pollution
                     Control Facilities Revenue, Cleveland
Electric,
                     Secondary, FGIC-Insured, 8.000% due
10/1/23(a)          1,676,250

                      See Notes to Financial Statements.


15


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)(continued)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
====================
Pollution Control -- 7.0% (continued)
$3,200,000  Aa2*   Petersburg, IN PCR Refunding,
Indianapolis
                     Power & Light, 5.400% due 8/1/17
$3,012,000
 3,440,000  BBB-   Port of Corpus Christi, TX Industrial
Development
                     Corporation Revenue, (Valero Refining &
                     Marketing Co.), Series A, 10.250% due
6/1/17      3,805,500
 1,945,000  BBB    St. Charles Parish, LA PCR, Union
Carbide,
                     7.350% due 11/1/22(a)
2,059,268
 2,550,000  BBB+   Trumbull County, OH Sewer Disposal
Revenue,
                     (General Motors Corporation Project),
                     6.750% due 7/1/14(a)
2,789,063
------------------------------------------------------------
--------------------

28,625,831
------------------------------------------------------------
--------------------
Power -- 3.3%
 3,880,000  AAA    Clark County, NE IDR, (Nevada Power Co.
Project),
                     Series 1990, FGIC-Insured, 7.800% due
6/1/20(a)   4,398,950
                   Georgia Municipal Electric Authority
Power Revenue:
 1,500,000  AAA      Series EE, AMBAC-Insured, 7.250% due
1/1/24       1,790,625
 2,500,000  A+       Special Obligation Fourth Crossover,
                       Series Project 1, 6.500% due 1/1/12
2,640,625
 4,250,000  AA     Washington Public Power Supply System,
                     (Nuclear Power Project No. 2),
Refunding Bonds,
                     Series 1990 B, 7.000% due 7/1/12
4,483,750
------------------------------------------------------------
--------------------

13,313,950
------------------------------------------------------------
--------------------
Pre-Refunded (e) -- 7.3%
 1,500,000  AAA    Boston, MS Boston City Hospital,
(Escrowed with
                     U.S. Government Securities to 8/15/00
                     Call @ 102), 7.630% due 2/15/21(c)
1,726,875
 1,500,000  AAA    Chattanooga-Hamilton County, TN Hospital
Authority
                     Revenue, (Escrowed with U.S. Government
                     Securities to 2/25/00 Call @ 104),
9.720%
                     due 5/25/21(c)
1,888,125
 1,500,000  AAA    Franklin County, OH Hospital Facilities
Refunding &
                     Improvement Revenue, Series 1990B,
(Riverside
                     United Methodist Hospital), (Escrowed
with U.S.
                     Government Securities to 5/15/00 Call @
102),
                     7.600% due 5/15/20
1,719,375
 4,120,000  AAA    Georgia Municipal Electric Authority
Power Revenue,
                     Series P, (Escrowed with U.S.
Government
                     Securities to 1/1/98 Call @ 102),
8.125%
                     due 1/1/20
4,532,000
 1,000,000  AAA    Harris County, TX Toll Road Senior Lien
Revenue,
                     (Escrowed with U.S. Government
Securities
                     to 8/1/98 Call @ 102), 8.125% due
8/1/15          1,117,500

                      See Notes to Financial Statements.

16


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)(continued)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
====================
Pre-Refunded (e) -- 7.3% (continued)
$4,000,000  AAA    Indiana Health Facilities Financing
Authority,
                     Hospital Revenue, (Bartholomew County
Hospital
                     Project), CGIC-Insured, (Escrowed with
U.S.
                     Government Securities to 8/15/00 Call @
102),
                     7.750% due 8/15/20
$4,625,000
 1,000,000  AAA    Michigan State Hospital Finance Authority
Revenue,
                     Sisters of Mercy, (Escrowed with U.S.
Government
                     Securities to 2/15/01 Call @ 102),
                     7.500% due 2/15/18
1,152,500
 1,000,000  AAA    New York State Dormitory Authority
Revenue, State
                     University Educational Facilities,
(Escrowed with
                     U.S. Government Securities to 5/15/00
Call @ 102),
                     7.700% due 5/15/12
1,152,500
 2,000,000  AAA    New York State Local Government
Assistance
                     Corporation, (Escrowed with U.S.
Government
                     Securities to 4/1/01 Call @ 102),
                     7.500% due 4/1/20
2,320,000
                   North Carolina Eastern Municipal Power
Agency,
                     Power System Revenue Refunding:
 1,000,000  AAA        Escrowed with U.S. Government
Securities
                         to 1/1/97 Call @ 100, 4.500% due
1/1/24         826,250
 1,310,000  AAA        Escrowed with U.S. Government
Securities
                         to 1/1/22 Call @ 100, 6.000% due
1/1/26       1,336,200
 2,965,000  AAA    Utah Associated Municipal Power System
Revenue,
                     (Central St. George Transmission
Project),
                     AMBAC-Insured, (Escrowed with U.S.
Government
                     Securities to 12/1/99 Call @ 101),
                     7.375% due 12/1/09(a)
3,302,269
 2,850,000  AAA    Washington County, PA Hospital Authority
Revenue,
                     (Washington Hospital Project),
(Escrowed with U.S.
                     Government Securities to 7/1/97 Call @
101),
                     9.500% due 7/1/17(d)
3,127,875
 1,000,000  AAA    West Virginia State Water Development
Authority,
                     Water Development Revenue, CGIC-
Insured,
                     (Escrowed with U.S. Government
Securities to
                     11/1/96 Call @ 102), 8.125% due 11/1/16
1,062,500
------------------------------------------------------------
--------------------

29,888,969
------------------------------------------------------------
--------------------
Public Facilities -- 5.2%
 2,500,000  A-     Dekalb County, IN Redevelopment Mini-Mill
Local
                     Public Improvement Project, 6.500% due
1/15/14    2,553,125

                      See Notes to Financial Statements.


17


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)(continued)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
====================
Public Facilities -- 5.2% (continued)
$3,750,000  A+     George L. Smith II Georgia World Congress
                     Authority, Revenue Bonds, (Domed
Stadium
                     Project), Series 1990, LOC Industrial
Bank of
                     Japan, 7.875% due 7/1/20(a)
$4,125,000
                   Indianapolis, IN Local Public Improvement
                     Bond Bank:
3,000,000   AA+      Series B, 6.000% due 1/1/13
3,060,000
3,685,000   A+       Series 1992 D, 6.750% due 2/1/14
3,979,800
1,095,000   BBB-   Portland, TX Community Center Sales Tax
                     Gross Revenue, 7.000% due 2/15/25
1,093,631
2,000,000   Baa1*  Triborough Bridge & Tunnel Authority, NY,
                     (Convention Center Project), Series E,
                     7.250% due 1/1/10
2,212,500
3,960,000   A      Tulsa, OK Public Facilities Authority,
Lease
                     Payment Revenue Refunding-Assembly
Center,
                     6.600% due 7/1/14
4,301,550
------------------------------------------------------------
--------------------

21,325,606
------------------------------------------------------------
--------------------
Short-Term (b) -- 0.1%
   300,000  VMIG 1* Brazos River, TX PCR Utilities Electric,
                      4.600% due 6/1/30
300,000
   300,000  VMIG 1* New York City GO, 4.750% due 8/1/22
300,000
------------------------------------------------------------
--------------------

600,000
------------------------------------------------------------
--------------------
Solid Waste -- 2.0%
 1,000,000  A      Lancaster County, PA Solid Waste
Management
                     Authority, Resource Recovery System
Revenue
                     Landfill, 7.875% due 12/15/09
1,048,750
   400,000  A      New Morgan, PA IDA, Solid Waste Disposal,
                     (New Morgan Landfill Company Inc.
Project),
                     Browning Ferris, 6.500% due 4/1/19(a)
410,000
 1,850,000  A1*    Richland County, SC Solid Waste Disposal
Facilities
                     Revenue, (Union Camp Corporation
Project),
                     Series B, 7.125% due 9/1/21(a)
1,979,500
 1,130,000  A-     Southwestern, Illinois Development
Authority,
                     Solid Waste Disposal Revenue, (Laclede
Steel
                     Company Project), 8.500% due 8/1/20(a)
1,254,300
 3,200,000  BBB    Sweetwater County, WY Solid Waste
Disposal
                     Revenue Bonds, (FMC Corporation
Project),
                     Series 1994 A, 7.000% due 6/1/24(a)
3,308,000
------------------------------------------------------------
--------------------

8,000,550
------------------------------------------------------------
--------------------

                      See Notes to Financial Statements.

18


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)(continued)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
====================
Tax Allocation -- 0.3%
$1,000,000  AAA    La Quinta, CA Redevelopment Agency, MBIA-
Insured,
                     7.300% due 9/1/12
$ 1,173,750
------------------------------------------------------------
--------------------
Transportation -- 7.0%
 3,000,000  Baa2*  Alliance Airport Authority Incorporated,
TX Special
                     Facilities Revenue, (American Airlines
                     Incorporated Project), 7.500% due
12/1/29 (a)     3,172,500
 1,680,000  Baa1*  Arapahoe, CO Capital Improvement Highway
                     Revenue, 6.950% due 8/31/20
1,740,900
 2,000,000  Baa2*  Chicago, IL O'Hare International Airport,
Special
                     Facility Revenue, International
Terminal,
                     Series 1985A, (American Airlines
Project),
                     7.875% due 11/1/25(a)
2,170,000
 2,010,000  NR     Connecticut Development Authority,
Airport
                     Facilities Revenue, 6.630% due 12/1/14
1,957,238
                   City and County of Denver, CO Airport
Systems
                     Revenue:
 1,000,000  Baa*     Series A, FGIC-Insured, 8.500% due
11/15/23(a)    1,123,750
 3,500,000  Baa*     Series 1992B, 7.250% due 11/15/07(a)
3,780,000
                   New Hampshire State Turnpike Systems
                     Revenue Refunding:
 2,500,000  AAA        FGIC-Insured, 6.750% due 11/1/11
2,740,625
 1,000,000  AAA        Series C, 9.500% due 11/1/17
1,188,750
 3,000,000  AAA    Port Everglades, FL Port Improvement
Authority,
                     7.125% due 11/1/16
3,581,250
                   Regional Transit Authority, Illinois:
 2,000,000  AAA      Series A, AMBAC-Insured, 6.400% due
6/1/12        2,137,500
 1,045,000  AAA      Series C, FGIC-Insured, 7.750% due
6/1/20         1,302,331
 3,240,000  AAA    Rhode Island Port Authority & Economic
                     Development, Shepard Building, 6.750%
                     due 6/1/25
3,450,600
------------------------------------------------------------
--------------------

28,345,444
------------------------------------------------------------
--------------------
Utilities -- 4.0%
 3,000,000  AAA    Brownsville, TX Utility System Revenue
Priority
                     Refunding, MBIA-Insured, 6.250% due
9/1/14        3,183,750
   825,000  Aa*    Hogansville, GA Combined Public Utility
Systems,
                     Asset Guaranty, 5.850% due 10/1/15
794,063
 2,300,000  AAA    Nebraska Public Power District, 5.250%
due 1/1/22   2,093,000
 1,000,000  Aa3*   New York State Energy Research &
Development,
                     (Con Edison Project A), 7.125% due
12/1/29(a)     1,093,750
 5,000,000  A      North Carolina Eastern Muni Power Agency
System
                     Revenue, Series B, 6.000% due 1/1/22
4,743,750

                      See Notes to Financial Statements.


19


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)(continued)
September 30, 1995
------------------------------------------------------------
--------------------

   FACE
  AMOUNT    RATING                  SECURITY
VALUE
============================================================
====================
Utilities -- 4.0% (continued)
$3,000,000  AA     Oklahoma City Industrial and Cultural
                     Facility Trust, District Heating and
Cooling
                     Revenue Bonds, Series 92, Trigen-
Oklahoma
                     District Energy Corporation, LOC
Societe
                     Generale, 6.750% due 9/15/17(a)
$ 3,018,750
 1,235,000  AAA    Piedmont Municipal Power Agency, Electric
                     Revenue Refunding, 6.750% due 6/1/25
1,375,481
------------------------------------------------------------
--------------------

16,302,544
------------------------------------------------------------
--------------------
Water & Sewer -- 2.4%
 2,400,000  A      Dauphin County, PA IDA, General Water
Works
                     Corporation-Insured, 6.900% due
6/1/24(a)         2,658,000
 2,000,000  A-     Idaho State Water Resources Board, Water
Revenue
                     Resource Development, Borse Water
Corporation,
                     7.250% due 12/1/21(a)
2,140,000
 1,000,000  A      New Jersey State EDA Sewer Facility,
Atlantic
                     City Sewer, 7.250% due 12/1/11
1,093,750
 3,400,000  Aa1*   Port of Umatilla Water Project Revenue,
                     Series 1994, (LOC ABN AMRO Bank),
                     6.650% due 8/1/22(a)
3,553,000
   350,000  A+     Portland, OR Sewer System Revenue Bonds,
                     Series 1994 A, 6.250% due 6/1/15
364,438
------------------------------------------------------------
--------------------

9,809,188
------------------------------------------------------------
--------------------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $380,894,035)(f)
$407,373,464
============================================================
====================

(a) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.
(b) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(c) Residual interest bonds-coupon varies inversely with level of short-term tax-exempt interest rates.
(d) Securities segregated by Custodian for open purchase commitment.
(e) Pre-refunded bonds escrowed by U.S. Government
Securities and bonds escrowed
    to maturity by U.S. Government Securities are considered by manager to be triple-A rated even if issuer has not applied for new ratings.
(f) Aggregate cost for Federal income tax purposes is substantially the same.

    See pages 21 and 22 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.

20


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Bond Ratings
------------------------------------------------------------
--------------------

All ratings are by Standard & Poor's Corporation, except those identified by an asterisk (*) are rated by Moody's Investors Services. The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Rating from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     -- Bonds rated "AAA" have the highest rating
assigned by Standard &
           Poor's. Capacity to pay interest and repay
principal is extremely
           strong.
AA      -- Bonds rated "AA" have a very strong capacity to
pay interest and
           repay principal and differs from the highest
rated issue only in a
           small degree.
A       -- Bonds rated "A" have a strong capacity to pay
interest and repay
           principal although it is somewhat more
susceptible to the adverse
           effects of changes in circumstances and economic
conditions than debt
           in higher rated categories.
BBB     -- Bonds rated "BBB" are regarded as having an
adequate capacity to pay
           interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic
conditions or changing
           circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     -- Bonds that are rated "Aaa" are judged to be of
the best quality. They
           carry the smallest degree of investment risk and
are generally
           referred to as "gilt edge". Interest payments are
protected by a
           large or by an exceptionally stable margin and
principal is secure.
           While the various protective elements are likely
to change, such
           changes as can be visualized are most unlikely to
impair the
           fundamentally strong position of such issues.
Aa      -- Bonds that are rated "Aa" are judged to be of
high quality by all
           standards. Together with the "Aaa" group they
comprise what are
           generally known as high grade bonds. They are
rated lower than the
           best bonds because margins of protection may not
be as large in Aaa
           securities or fluctuation of protective elements
may be of greater
           amplitude or there may be other elements present
which make the
           long-term risks appear somewhat larger than in
Aaa securities.
A       -- Bonds that are rated "A" possess many favorable
investment attributes
           and are to be considered as upper medium grade
obligations. Factors
           giving security to principal and interest are
considered adequate but
           elements may be present which suggest a
susceptibility to impairment
           some time in the future.
Baa     -- Bonds that are rated "Baa" are considered as
medium grade
           obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR      -- Indicates that the bond is not rated by Standard
& Poor's Corporation
           or Moody's Investors Services.


21


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Short-Term Securities Ratings
------------------------------------------------------------
--------------------

SP-1    -- Standard & Poor's highest rate rating indicating
very strong or
           strong capacity to pay principal and interest;
those issues
           determined to possess overwhelming safety
characteristics are denoted
           with a plus (+) sign.
A-1     -- Standard & Poor's highest commercial paper and
variable-rate demand
           obligation (VRDO) rating indicating that the
degree of safety
           regarding timely payment is either overwhelming
or very strong; those
           issues determined to possess overwhelming safety
characteristics are
           denoted with a plus (+) sign.
VMIG 1  -- Moody's highest rating for issues having a demand feature -- (VRDO).
P-1     -- Moody's highest rating for commercial paper and
for VRDO prior to the
           advent of the VMIG 1 rating.

------------------------------------------------------------
--------------------
Security Descriptions
------------------------------------------------------------
--------------------

ABA     -- Association of Bay Area Governors
AIG     -- American International Guaranty
AMBAC   -- American Municipal Bond Assurance Corporation
BAN     -- Bond Anticipation Notes
BIG     -- Bond Investors Guaranty
CGIC    -- Capital Guaranty Insurance Company
CHFCLI  -- California Health Facility Construction Loan
Insurance
COP     -- Certificate of Participation
EDA     -- Economic Development Authority
ETM     -- Escrowed To Maturity
FGIC    -- Financial Guaranty Insurance Company
FHA     -- Federal Housing Administration
FHLMC   -- Federal Home Loan Mortgage Corporation
FLAIRS  -- Floating Adjustable Interest Rate Securities
FNMA    -- Federal National Mortgage Association
FRTC    -- Floating Rate Trust Certificates
FSA     -- Federal Savings Association
GIC     -- Guaranteed Investment Contract
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HDC     -- Housing Development Corporation
HFA     -- Housing Finance Authority
IDA     -- Industrial Development Authority
IDB     -- Industrial Development Board
IDR     -- Industrial Development Revenue
INFLOS  -- Inverse Floaters
ISD     -- Independent School District
LOC     -- Letter of Credit
MBIA    -- Municipal Bond Investors Assurance Corporation
MVRICS  -- Municipal Variable Rate Inverse Coupon Security
PCR     -- Pollution Control Revenue
PSF     -- Permanent School Fund
RAN     -- Revenue Anticipation Notes
RIBS    -- Residual Interest Bonds
RITES   -- Residual Interest Tax-Exempt Securities
TAN     -- Tax Anticipation Notes
TECP    -- Tax Exempt Commercial Paper
TOB     -- Tender Option Bonds
TRAN    -- Tax and Revenue Anticipation Notes
SYCC    -- Structured Yield Curve Certificate
VA      -- Veterans Administration
VRDD    -- Variable Rate Daily Demand
VRWE    -- Variable Rate Wednesday Demand

22


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Statement of Assets and Liabilities (unaudited)
September 30, 1995
------------------------------------------------------------
--------------------

ASSETS:
  Investments, at value (Cost -- $380,894,035)
$407,373,464
  Cash
15,114
  Receivable for securities sold
1,105,303
  Receivable for Fund shares sold
87,739
  Interest receivable
7,080,796
  Other assets
3,221
------------------------------------------------------------
-------------------
  Total Assets
415,665,637
------------------------------------------------------------
-------------------
LIABILITIES:
  Dividends payable
2,030,015
  Payable for Fund shares purchased
1,891,757
  Management fees payable
305,022
  Distribution fees payable
33,148
  Accrued expenses and other liabilities
24,871
------------------------------------------------------------
-------------------
  Total Liabilities
4,284,813
------------------------------------------------------------
-------------------
Total Net Assets
$411,380,824
============================================================
===================
NET ASSETS:
  Par value of shares of beneficial interest
$     30,214
  Capital paid in excess of par value
390,181,585
  Undistributed net investment income
76,211
  Accumulated net realized loss on security transactions
(5,386,615)
  Net unrealized appreciation of investments
26,479,429
------------------------------------------------------------
-------------------
Total Net Assets
$411,380,824
============================================================
===================
Shares Outstanding:

  Class A
28,354,283
  ----------------------------------------------------------
-------------------
  Class B
590,716
  ----------------------------------------------------------
-------------------
  Class C
1,268,717
  ----------------------------------------------------------
-------------------
Net Asset Value:

  Class A (and redemption price)
$13.61
  ----------------------------------------------------------
-------------------
  Class B*
$13.62
  ----------------------------------------------------------
-------------------
  Class C**
$13.61
  ----------------------------------------------------------
-------------------

Class A Maximum Public Offering Price Per Share
  (net asset value plus 4.17% of net asset value per share)
$14.18
============================================================
===================

 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase (See Note 3).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.


23


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Statement of Operations (unaudited)
------------------------------------------------------------
--------------------
For the Six Months Ended September 30, 1995

INVESTMENT INCOME:
  Interest
$14,068,450
------------------------------------------------------------
--------------------
EXPENSES:
  Management fees (Note 3)
947,394
  Distribution fees (Note 3)
384,053
  Shareholder and system servicing fees
54,752
  Audit and legal
50,325
  Registration fees
35,136
  Shareholder communications
23,973
  Custody
19,856
  Trustees' fees
7,137
  Pricing service fees
5,490
  Other
6,039
------------------------------------------------------------
--------------------
  Total Expenses
1,534,155
------------------------------------------------------------
--------------------
Net Investment Income
12,534,295
------------------------------------------------------------
--------------------
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 4):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales
83,453,966
    Cost of securities sold
82,929,410
------------------------------------------------------------
--------------------
  Net Realized Gain
524,556
------------------------------------------------------------
--------------------
  Change in Net Unrealized Appreciation of Investments:
    Beginning of period
17,638,553
    End of period
26,479,429
------------------------------------------------------------
--------------------
  Increase in Net Unrealized Appreciation
8,840,876
------------------------------------------------------------
--------------------
Net Gain on Investments
9,365,432
------------------------------------------------------------
--------------------
Increase in Net Assets From Operations
$21,899,727
============================================================
====================

                      See Notes to Financial Statements.

24


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Statement of Changes in Net Assets
------------------------------------------------------------
--------------------
For the Six Months Ended September 30, 1995 (unaudited) and the Year Ended March 31, 1995

                                                   September
30      March 31
============================================================
===================
OPERATIONS:
  Net investment income                            $
12,534,295   $  26,832,159
  Net realized gain (loss)
524,556      (5,093,818)
  Increase in net unrealized appreciation
8,840,876       4,640,521
------------------------------------------------------------
-------------------
  Increase in Net Assets From Operations
21,899,727      26,378,862
------------------------------------------------------------
-------------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
  Net investment income
(12,458,084)    (27,215,082)
  Net realized gains
--         (52,488)
------------------------------------------------------------
-------------------
  Decrease in Net Assets From
    Distributions To Shareholders
(12,458,084)    (27,267,570)
------------------------------------------------------------
-------------------
FUND SHARE TRANSACTIONS (Note 6):
  Net proceeds from sale of shares
24,482,814     110,670,640
  Net asset value of shares issued for
    reinvestment of dividends
5,163,171      13,437,809
  Cost of shares reacquired
(54,574,413)   (136,182,090)
------------------------------------------------------------
-------------------
  Decrease in Net Assets From
    Fund Share Transactions
(24,928,428)    (12,073,641)
------------------------------------------------------------
-------------------
Decrease in Net Assets
(15,486,785)    (12,962,349)

NET ASSETS:
 Beginning of period
426,867,609     439,829,958
------------------------------------------------------------
-------------------
 End of period*
$411,380,824   $ 426,867,609
============================================================
===================
*Includes undistributed net investment income of:
$76,211              --
============================================================
===================

                      See Notes to Financial Statements.


25


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited)
------------------------------------------------------------
--------------------

     1. Significant Accounting Policies

     The National Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney Muni Funds ("Fund"). The Fund is a
Massachusetts business trust
registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of this
Portfolio and eleven other separate investment portfolios:
California, Florida,
Georgia, Limited Term, New Jersey, New York, Ohio,
Pennsylvania, Florida Limited
Term, California Money Market and New York Money Market
Portfolios. The
financial statements and financial highlights for the other portfolios are presented in separate semi-annual reports.

     The significant accounting policies consistently
followed by the Fund are:
(a) security transactions are accounted for on the trade
date; (b) securities
are valued at the mean between the bid and asked prices
provided by an
independent pricing service that are based on transactions
in municipal
obligations, quotations from municipal bond dealers, market
transactions in
comparable securities and various relationships between
securities;
(c) short-term securities maturing within 60 days are valued at cost plus
(minus) accreted discount (amortized premium), if any, which approximates value;
(d) gains or losses on the sale of securities are calculated by using the
specific identification method; (e) interest income,
adjusted for amortization
of premiums and accretion of original issue discount, is
recorded on the accrual
basis; market discount is recognized upon the disposition of the security; (f)
direct expenses are charged to each portfolio and each
class; management fees
and general fund expenses are allocated on the basis of
relative net assets; (g)
the Portfolio intends to comply with the applicable
provisions of the Internal
Revenue Code of 1986, as amended, pertaining to regulated
investment companies
and to make distributions of taxable income sufficient to
relieve it from
substantially all Federal income and excise taxes; and (h)
during 1995, the Fund
adopted Statement of Position 93-2 Determination,
Disclosure, and Financial
        ----------------------------------------------------
---------------
Statement Presentation of Income, Capital Gain, and Return
of Capital
------------------------------------------------------------
---------
Distributions by Investment Companies. Accordingly, the
overdistributed net
--------------------------------------
investment income of $12,549 at March 31, 1995 has been reclassified to paid-in capital. Net investment income, net realized gains, and net assets were not affected by this change.

     2. Exempt-Interest Dividends and Other Distributions

     The Portfolio intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Portfolio.

26


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

     Capital gains distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

     3. Management Agreements and Transactions with
Affiliated Persons

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager to the Fund. The
National Portfolio pays SBMFM a management fee calculated at the annual rate of
0.45% of the average daily net assets. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of
Fund shares. For the six months ended September 30, 1995, SB received sales charges of approximately $161,000 on purchases of the Portfolio's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC if redemption occurs within the first year from the date such investment was made. For the six months ended September 30, 1995, CDSCs of approximately $16,000 were paid to SB.

     Pursuant to the Distribution Plan, the Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each class. In addition, the Portfolio pays a distribution fee with respect to Class B and C shares calculated at the annual rates of 0.50% and 0.55%, respectively, of the average daily net assets of each class.

     All officers and two Trustees of the Fund are employees of SB.

     4. Investments

     During the six months ended September 30, 1995, the aggregate cost of purchases and proceeds from sales (including maturities, but excluding short-term securities) of investments were as follows:

============================================================
====================
Purchases
$56,129,878
------------------------------------------------------------
--------------------
Sales
83,453,966
============================================================
====================


27


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

     At September 30, 1995, the gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

============================================================
===================
Gross unrealized appreciation
$27,636,423
Gross unrealized depreciation
(1,156,994)
------------------------------------------------------------
-------------------
Net unrealized appreciation
$26,479,429
============================================================
===================

     5. Capital Loss Carryforward

     At March 31, 1995, the Portfolio had for Federal tax purposes approximately
$5,911,171 of unused loss carryforwards available to offset future capital gains expiring March 31, 2003. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

     6. Shares of Beneficial Interest

     At September 30, 1995, there were an unlimited amount of shares of beneficial interest of $0.001 par value authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective November 7, 1994, the Portfolio adopted a new class structure, renaming Class B shares as Class C shares, and exchanging the former Class C shares into Class A shares. At September 30, 1995, total paid-in capital amounted to the following for each class:

                                          Class A
Class B        Class C
============================================================
====================
Total Paid-in Capital                  $364,852,170
$7,444,768    $17,914,861
============================================================
====================

28


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------
     Transactions in shares of each class were as follows:

                                      Six Months Ended
Year Ended
                                     September 30, 1995
March 31, 1995*
                                  ------------------------
----------------------------
                                   Shares          Amount
Shares          Amount
============================================================
=================================
Class A+
Shares sold                       1,607,845     $ 21,723,083
7,504,759     $  97,563,455
Shares issued on reinvestment       354,134        4,764,647
966,818        12,589,740
Shares redeemed                  (3,737,416)
(50,659,677)    (9,937,436)     (129,217,695)
------------------------------------------------------------
---------------------------------
Net Decrease                     (1,775,437)
$(24,171,947)    (1,465,859)    $ (19,064,500)
============================================================
=================================
Class B
Shares sold                         118,453     $  1,604,932
529,056     $   6,600,141
Shares issued on reinvestment         9,373          126,209
7,222            93,836
Shares redeemed                     (54,940)
(748,086)       (18,448)         (237,885)
------------------------------------------------------------
---------------------------------
Net Increase                         72,886     $    983,055
517,830     $   6,456,092
============================================================
=================================
Class C++
Shares sold                          85,602     $  1,154,799
497,598     $   6,507,044
Shares issued on reinvestment        20,249          272,315
57,948           754,233
Shares redeemed                    (233,655)
(3,166,650)      (522,970)       (6,726,510)
============================================================
=================================
Net Increase (Decrease)            (127,804)    $
(1,739,536)        32,576     $     534,767
============================================================
=================================

 + On October 10, 1994, the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from April 1, 1994 to
   October 9, 1994 is included with Class A share activity.
 * For Class B shares, transactions are for the period from November 7, 1994
   (inception date) to March 31, 1995.
++ On November 7, 1994, the former Class B shares were renamed Class C shares.


29


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------
For a share of each class of beneficial interest outstanding throughout each period:

Class A Shares (a)                     1995(b)       1995
1994         1993         1992         1991
============================================================
===================================================
Net Asset Value,
  Beginning of Period                  $13.32       $13.35
$13.81       $12.95       $12.49       $12.24
------------------------------------------------------------
---------------------------------------------------
Income From Operations:
  Net investment income                  0.41         0.82
0.85         0.88         0.90         0.91
  Net realized and unrealized
    gain (loss)                          0.29        (0.01)
(0.39)        0.87         0.46         0.17
------------------------------------------------------------
---------------------------------------------------
Total Income From Operations             0.70         0.81
0.46         1.75         1.36         1.08
------------------------------------------------------------
---------------------------------------------------
Less Distributions From:
  Net investment income                 (0.41)       (0.84)
(0.86)       (0.89)       (0.90)       (0.83)
  Net realized gains                       --           --
(0.06)          --           --           --
------------------------------------------------------------
---------------------------------------------------
Total Distributions                     (0.41)       (0.84)
(0.92)       (0.89)       (0.90)       (0.83)
------------------------------------------------------------
---------------------------------------------------
Net Asset Value, End of Period         $13.61       $13.32
$13.35       $13.81       $12.95       $12.49
------------------------------------------------------------
---------------------------------------------------
Total Return                             5.29%++      6.38%
3.17%       13.96%       11.21%        9.13%
------------------------------------------------------------
---------------------------------------------------
Net Assets, End of Period (000s)     $386,068     $401,364
$412,681     $382,875     $260,718     $199,672
------------------------------------------------------------
---------------------------------------------------
Ratios to Average Net Assets:
  Expenses                               0.69%+       0.60%
0.52%        0.53%        0.50%        0.39%
  Net investment income                  6.01+        6.30
6.05         6.58         6.88         7.40
------------------------------------------------------------
---------------------------------------------------
Portfolio Turnover Rate                 19.26%       54.16%
42.33%       52.73%       95.29%      102.96%
============================================================
===================================================

(a) On October 10, 1994, the former Class C shares were exchanged into Class A shares.
(b) For the six months ended September 30, 1995 (unaudited).
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

30


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------
For a share of each class of beneficial interest outstanding throughout each period:

Class B Shares
1995(a)      1995(b)
============================================================
====================
Net Asset Value, Beginning of Period
$13.33       $12.41
------------------------------------------------------------
--------------------
Income From Operations:
  Net investment income
0.37         0.33
  Net realized and unrealized gain
0.29         0.91
------------------------------------------------------------
--------------------
Total Income From Operations
0.66         1.24
------------------------------------------------------------
--------------------
Less Distributions From:
  Net investment income
(0.37)       (0.32)
------------------------------------------------------------
--------------------
Total Distributions
(0.37)       (0.32)
------------------------------------------------------------
--------------------
Net Asset Value, End of Period
$13.62       $13.33
------------------------------------------------------------
--------------------
Total Return++
5.05%       10.11%
------------------------------------------------------------
--------------------
Net Assets, End of Period (000s)
$8,049       $6,905
------------------------------------------------------------
--------------------
Ratios to Average Net Assets+:
  Expenses
1.18%        1.19%
  Net investment income
5.44         5.75
------------------------------------------------------------
--------------------
Portfolio Turnover Rate
19.26%       54.16%
============================================================
====================

(a) For the six months ended September 30, 1995 (unaudited).
(b) For the period from November 7, 1994 (inception date) to
March 31, 1995.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  + Annualized.


31


Smith Barney Muni Funds
National Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------
For a share of each class of beneficial interest outstanding throughout each period:

Class C Shares(a)                             1995(b)
1995        1994        1993(c)
============================================================
==================================
Net Asset Value, Beginning of Period          $13.32
$13.33      $13.80       $13.47
------------------------------------------------------------
----------------------------------
Income From Operations:
  Net investment income                         0.37
0.74        0.76         0.22
  Net realized and unrealized
    gain (loss)                                 0.29
(0.01)      (0.40)        0.31
------------------------------------------------------------
----------------------------------
Total Income From Operations                    0.66
0.73        0.36         0.53
------------------------------------------------------------
----------------------------------
Less Distributions From:
  Net investment income                        (0.37)
(0.74)      (0.77)       (0.20)
------------------------------------------------------------
----------------------------------
Total Distributions                            (0.37)
(0.74)      (0.77)       (0.20)
------------------------------------------------------------
----------------------------------
Net Asset Value, End of Period                $13.61
$13.32      $13.33       $13.80
------------------------------------------------------------
----------------------------------
Total Return                                    5.03%++
5.80%       2.40%        3.98%++
------------------------------------------------------------
----------------------------------
Net Assets, End of Period (000s)             $17,264
$18,599     $18,185       $5,738
------------------------------------------------------------
----------------------------------
Ratios to Average Net Assets:
  Expenses                                      1.27%+
1.23%       1.22%        1.20%+
  Net investment income                         5.46+
5.69        5.29         5.68+
------------------------------------------------------------
----------------------------------
Portfolio Turnover Rate                        19.26%
54.16%      42.33%       52.73%
============================================================
==================================

(a) On November 7, 1994, the former Class B shares were renamed Class C shares.
(b) For the six months ended September 30, 1995 (unaudited).
(c) For the period from January 5, 1993 (inception date) to
March 31, 1993.

32


Smith Barney
Muni Funds


Trustees
Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan
C. Richard Youngdahl

Officers
Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Peter M. Coffey
Vice President

Karen L. Mahoney-Malcomson
Vice President

Lawrence T. McDermott
Vice President

Irving P. David
Controller

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary



SMITH BARNEY
------------

A Member of TravelersGroup


Investment Manager
Smith Barney Mutual Funds
Management Inc.

Distributor
Smith Barney Inc.

Custodian
PNC Bank

Shareholder
Servicing Agent
The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134



This report is submitted for the general information of the shareholders of
Smith Barney Muni Funds--California Money Market and California Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


Smith Barney Muni Funds
388 Greenwich Street
New York, New York 10013



FD0805 11/95  82110

------------------------------------------------------------
--------------------

Smith Barney Muni Funds



------------------------------------------------------------
--------------------

S E M I - A N N U A L  R E P O R T

[GRAPHIC APPEARS HERE]

Smith Barney
Muni Funds

Limited Term
Portfolio

September 30, 1995

[LOGO] Smith Barney Mutual Funds
       Investing for your future.
       Every day.

LIMITED TERM PORTFOLIO

DEAR SHAREHOLDER:

We are pleased to provide you with this semi-annual report, which includes unaudited financial statements, for the Smith Barney Muni
Funds - Limited Term
Portfolio. This report covers the six months ended on September 30, 1995. For your convenience, we have summarized this period's prevailing economic and market conditions below and outlined our portfolio strategy during this time. A more detailed summary of performance and current holdings can be found in the
Historical Performance and Schedule of Investment sections that follow.

The Limited Term Portfolio posted a one-year total return of 8.02% (Class A
Shares) for the period ended on September 30, 1995. This return compares with a
8.68% average total return for all intermediate-term municipal bond funds over the same period, according to Lipper Analytical Services.
For the five years
ended on September 30, 1995, the Portfolio posted a cumulative total return of
42.37% versus a peer group average of 43.76%.

MARKET & ECONOMIC OVERVIEW

Over the past six months, the fixed income markets have been characterized by generally lower interest rates, as measured by the decline of 10-Year Treasuries from 7.20% on March 31, 1995 to 6.18% on September 30, 1995, a drop of more than
100 basis points. Comparable maturity municipal bond yields declined less dramatically over this period, dropping about 50 basis points over the previous
6 months to a level of 4.81% as measured by Moody's 10-Year
AA Muni Bond Index.
By this measure, intermediate municipal yields averaged about 78% of the yield on 10-year Treasuries during the period. The failure of municipals to fully participate in a declining interest environment can be attributed primarily to uncertainty about the direction that tax reform will take.

Although some analysts have been forecasting a slight pick-up in economic activity during the final quarter of 1995, it now appears that the Federal
Reserve Board has been successful in controlling inflation and encouraging a sustainable and slower rate of economic growth this year. The Board declined to alter the federal funds rate in September, leaving it unchanged at 5 3/4%, a move that reflected its confidence in the current rate of economic growth.
However, while the economy did pick up steam compared to the sluggish first quarter of 1995, it has yet to make up its mind for the year and conflicting indicators all point to continued uncertainty going into 1996. Consumer spending is rising at an annual pace of 2.5% to 3%, a relatively neutral rate further tempered by recent indications that consumer households are growing more cautious. A number of other economic indicators edged up over the past six months compared to early 1995, including car buying, housing starts and industrial production, before slowing again in September. The most recent Index of Leading Indicators -- used by the U.S. government to forecast economic conditions -- eased downward slightly in September, fueled by cheaper commodity prices. This index measures eleven different indicators, ranging from unemployment benefit claims to building permits. While a majority of these indicators showed a slight uptick in September, others dipped. The overall result was confirmation of our expectations for slow economic growth and steady, or even lower, interest rates by year end.

In response to these conditions, the municipal bond market continued to lag somewhat relative to Treasuries. The big uncertainty over the municipal market continues to be tax reform. The current budget, which is heading for a showdown in Washington, contains a capital gains cut but does not address broader tax reform. Flat tax proposals are still being discussed, but a number of alternate reform measures are on the table as well. We expect this issue to emerge as the centerpiece of the 1996 Presidential elections.

In short, until a more definite consensus emerges from Washington, we can not be certain of the impact on municipal bonds and are holding fast on our relatively cautious investment approach. Looking forward -- and absent radical tax reform -
- we expect municipal bonds to perform well relative to taxable investments, due primarily to diminishing supply. There continues to be little refinancing or new issue activity. New issue activity is increasing toward year-end but remains well below the levels seen in previous years. The Public Securities Association now predicts approximately $140 billion in new issues by the end of 1995, less than half the record amount that came to market in 1993.
This reduction in
supply has helped to support underlying values. If the supply situation continues into 1996 as we expect, the Portfolio's commitments at current market levels should prove to be excellent values.

PORTFOLIO STRATEGY & OUTLOOK

The events of the past six months have done little to change our overall strategy. While our longer-term outlook for the economy and interest rates is positive and we do not expect radical tax reform, we want to err on the side of caution in structuring the Portfolio's risk profile. Intermediate- and shorter-maturity municipals are currently providing only 70% to 80% of the yield available on comparable maturity Treasuries. This makes their relative trading value somewhat vulnerable to reductions in the top marginal income tax brackets, a scenario we deem more likely than adoption of any of the more far-reaching tax reform proposals that could completely eliminate the tax-free income advantage of municipal bonds.

The Portfolio continues to be positioned at its normal average maturity point in the shorter end of the 5- to 10-year intermediate range in order to provide relative stability of principal. We also continue to emphasize higher coupon issues trading at a premium, including a substantial commitment in bonds priced to a call date earlier than maturity and bonds with extraordinary call features such as sinking funds designed to retire a portion of debt early and housing bonds subject to early call because of mortgage prepayments. Such bonds will tend to decline less in price compared to current coupon or discounted bonds should interest rates rise in response to a pick-up in economic activity or in the event of unfavorable changes in the tax code. And because many of these holdings feature effective maturities that are shorter than their stated maturity date, they further reduce the Portfolio's overall market sensitivity while providing relatively high income.

It is with deep regret that we announce the passing of Ralph
D. Creasman, a
Trustee of the Fund and a valued colleague. His wisdom and insights were valuable and will be missed.

At this time, we would like to thank you for your continued participation in the
Portfolio and for your on-going confidence in our management approach.

Sincerely,

/s/ Heath B. McLendon           /s/ Peter M. Coffey

Heath B. McLendon               Peter M. Coffey
Chairman and                    Vice President and
Chief Executive Officer         Investment Officer

November 8, 1995

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Historical Performance -- Class A Shares

                                               Net Asset
Value
                                            ----------------
------
                                            Beginning
End         Income     Capital Gain     Total
Period Ended                                of Period    of
Period     Dividends   Distributions  Returns(1)
------------                                ---------    ---
------     ---------   -------------  ----------
9/30/95                                         $6.54
$6.64         $0.18          $0.00        4.33%+
3/31/95                                          6.55
6.54          0.37           0.00         5.69
3/31/94                                          6.68
6.55          0.37           0.00         3.65
3/31/93                                          6.45
6.68          0.39           0.00         9.82
3/31/92                                          6.38
6.45          0.42           0.00         7.99
3/31/91                                          6.28
6.38          0.40           0.00         8.23
3/31/90                                          6.20
6.28          0.46           0.00         9.07
Inception* - 3/31/89                             6.25
6.20          0.13           0.00         1.09

-----          -----
Total
$2.72          $0.00

======         =====
Historical Performance -- Class C Shares

                                                Net Asset
Value
                                            ----------------
------
                                            Beginning
End         Income     Capital Gain     Total
Period Ended                                of Period    of
Period     Dividends   Distributions  Returns(1)
------------                                ---------    ---
------     ---------   -------------  ----------
9/30/95                                         $6.54
$6.64         $0.17          $0.00        4.24%+
3/31/95                                          6.54
6.54          0.35           0.00        5.51
3/31/94                                          6.68
6.54          0.35           0.00        3.15
Inception* - 3/31/93                             6.62
6.68          0.09           0.00        2.28
                                                           -
----         -----
Total
$0.96         $0.00

======        =====
Historical Performance -- Class Y Shares

                                               Net Asset
Value
                                            ----------------
------
                                            Beginning
End         Income     Capital Gain     Total
Period Ended                                of Period    of
Period     Dividends   Distributions  Returns(1)
------------                                ---------    ---
------     ---------   -------------  ----------
Inception* - 9/30/95                          $6.56
$6.65         $0.18          $0.00        4.24%+

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Average Annual Total Return

                                                   Without
Sales Charge(1)
                                                 -----------
----------------
                                                 Class A
Class C   Class Y
                                                 -------   -
------   -------
Six Months Ended 9/30/95+                         4.33%
4.24%      N/A
Year Ended 9/30/95                                8.01
7.92       N/A
Five Years Ended 9/30/95                          7.31
N/A       N/A
Inception* through 9/30/95                        7.28
5.59      4.24%


                                                    With
Sales Charge(2)
                                                 -----------
----------------
                                                 Class A
Class C   Class Y
                                                 -------   -
------   -------
Six Months Ended 9/30/95+                         2.30%
3.24%      N/A
Year Ended 9/30/95                                5.85
6.92       N/A
Five Years Ended 9/30/95                          6.88
N/A       N/A
Inception* through 9/30/95                        6.97
5.59      4.24%

Cumulative Total Return
                                                   Without
Sales Charge(1)
                                                   ---------
--------------
Class A (Inception* through 9/30/95)
61.80%
Class C (Inception* through 9/30/95)
16.04
Class Y (Inception* through 9/30/95)
4.24

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class C shares.

(2) Assumes reinvestment of all dividends and capital gain
distributions at net
    asset value.   In addition, Class A shares reflect the
deduction of the
    maximum initial sales charge of 2.00% and Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed less than one year from initial purchase.

*   Inception dates for Class A, C and Y shares are November
28, 1988, January
    5, 1993 and April 4, 1995, respectively.

+   Total return is not annualized, as it may not be
representative of the
    total return for the year.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Historical Performance

                GROWTH OF $10,000 INVESTED IN CLASS A SHARES
OF
                        THE LIMITED TERM PORTFOLIO VS.
        LEHMAN MUNI 5 YEAR BOND INDEX AND LEHMAN MUNI BOND
FUND INDEX+
                                  (UNAUDITED)
------------------------------------------------------------
--------------------
                        November 1988 - September 1995


                             [GRAPH APPEARS HERE]

                COMPARISON OF FIVE YEAR CUMULATIVE RETURN
        AMONG __________, __________ INDEX AND __________
INDEX

                         Lehman          Lehman
Measurement period      Muni/Bond       Muni/5 yr.
Limited Term
(Fiscal year Covered)     Index           Index
Portfolio
---------------------   ---------       ---------       ----
-----
Measurement PT -
11/28/88                $ 10,000        $ 10,000       $
9,796

03/89                   $ 10,100        $ 10,024       $
9,900
03/90                   $ 11,200        $ 10,994       $
10,781
03/91                   $ 12,071        $ 12,022       $
11,654
03/92                   $ 13,440        $ 13,046       $
12,568
03/93                   $ 15,402        $ 14,395       $
13,786
03/94                   $ 15,574        $ 14,821       $
14,273
03/95                   $ 16,980        $ 15,667       $
15,076
09/95                   $ 17,940        $ 16,469       $
15,729


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on November 28, 1988, assuming deduction of the maximum
2.00% sales charge at
   the time of investment and reinvestment of dividends
(after deduction of
   applicable sales charge through November 6, 1994, afterwards at net asset value) and capital gains at net asset value through September 30, 1995. The
   Lehman Muni 5 Year Bond Index ("Index") is a broad based total return index comprised of all investment grade, fixed rate, long term maturities of 4-6 years and are selected from issues larger than $50 million dated since
   January, 1984. The Lehman Muni Bond Fund Index ("Index") is a broad based total return index, comprised of all investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than
   $50 million dated since January, 1984. The Indexes are unmanaged and are not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the
   Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)
September 30, 1995

FACE
AMOUNT       RATING                    SECURITY
VALUE
------       ------                    --------
-----
Education -- 13.2%
$1,500,000   AAA         Adams County, CO School District
Number 12,
                         Series B, MBIA-Insured, 6.250% due
12/15/06                    $1,648,125
2,825,000    A*          Arizona Education Loan Marketing
Corp., Education
                         Loan Revenue Bonds, 7.000% due
3/1/02(a)                        3,022,750
3,000,000    A*          Arkansas State Student Loan
Authority Revenue,
                         Sub-Series A-2, 6.125% due
12/1/00(a)                           3,060,000
1,000,000    Aa*         Brazos, TX Higher Education
Authority, Series C-1,
                         6.000% due 11/1/99(a)
1,043,750
                         Colorado Student Obligation Board
Authority,
                         Student Loan Revenue:
  330,000    A*          Series A, 6.625% due 6/1/99
344,438
1,350,000    A*          Series A-1, 6.600% due 9/1/98
1,400,625
                         Idaho Student Loan Fund Marketing
Association Inc.,
                         Student Loan Revenue Refunding:
1,000,000    Aaa*        6.400% due 4/1/99
1,003,750
  955,000    Aaa*        6.000% due 4/1/00(a)
939,481
1,000,000    A+          Illinois Student Assistance
Commission, Student Loan
                         Revenue, Series H, 6.100% due
3/1/01(a)                         1,030,000
1,000,000    A*          Kentucky Higher Education Student
Loan Corp.,
                         Insured Student Loan Revenue,
Series 91B,
                         6.500% due 12/1/00(a)
1,053,750
230,000      AAA         Louisiana Public Facilities
Authority, Revenue
                         Supplemental Student Loan, Series
B, AMBAC-Insured,
                         8.125% due 12/1/99
251,275
                         Montana State Higher Education
Student Assistance
                         Corp., Student Loan Revenue, Series
92B:
1,330,000    A*          5.800% due 12/1/95(a)
1,333,325
1,445,000    A           7.050% due 6/1/04(a)
1,547,956
2,500,000    A1*         New England Education Loan
Marketing Corp.,
                         Massachusetts Student Loan Revenue
Refunding,
                         Series F, 5.650% due 7/1/04(a)
2,543,750
1,475,000    AAA         North Texas Higher Education
Authority Inc.,
                         Student Loan Revenue, AMBAC-
Insured,
                         7.000% due 4/1/01(a)
1,548,750
2,000,000    AAA         Pennsylvania State Higher Education
Assistance
                         Agency, Student Loan Revenue
Refunding,
                         Series A, FGIC-Insured, 6.800% due
12/1/00                      2,145,000
1,500,000    A*          Rhode Island Student Loan Authority
Revenue
                         Refunding, Series 92B, 6.750% due
12/1/01(a)                    1,590,000

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)(continued)
September 30, 1995

FACE
AMOUNT       RATING                    SECURITY
VALUE
------       ------                    --------
-----
Education -- 13.2% (continued)
$1,500,000   AAA         Schuylkill, PA Redevelopment
Authority Revenue,
                         Commonwealth Lease Revenue Bonds,
                         Series A, FGIC-Insured, 6.850% due
6/1/03                      $1,659,375
   625,000   A           South Dakota Student Loan
Assistance Corp.,
                         Student Loan Revenue, 7.350% due
8/1/98(a)                        653,125
 1,000,000   AA          State of Texas College Student Loan
Bonds,
                         Series 1991, zero coupon due
2/1/01(a)                            776,250
   785,000   A*          Texas State Higher Education
Coordinating Board,
                         College Student Loan Revenue,
6.800% due 4/1/98(a)                814,438
                         Utah State School District Co-op
Revenue
                         Financing Pool, LOC Swiss Bank:
   875,000   AAA         8.300% due 2/15/98
947,187
   945,000   AAA         8.300% due 2/15/00
1,064,306
 2,220,000   AAA         8.375% due 2/15/10
2,392,050

----------

33,813,456

----------
Escrowed to
Maturity(b)
 -- 9.0%

   280,000   AAA         Austin, TX Independent School
District,
                         9.000% due 7/1/00
332,850
    70,000   AAA         Austin, TX Water, Sewer & Electric
                         Revenue, 14.000% due 11/15/01
94,850
 2,525,000   AAA         Boston, MA Water & Sewer Community
Revenue,
                         Series A, 10.650% due 1/1/99
2,824,844
   170,000   AAA         Enid, OK Hospital Authority
Revenue,
                         St. Mary's Hospital Crossover
Refunding,
                         8.000% due 7/1/98
178,075
 1,255,000   AAA         Erie County, OH Hospital
Improvement,
                         Sandusky Memorial Hospital, 8.750%
due 1/1/06                   1,545,219
1,995,000    AAA         Galveston, TX Sewer System Revenue
Refunding,
                         Series B, 7.800% due 5/1/99
2,149,612
1,050,000    AAA         Illinois Educational Facilities
Authority Revenue,
                         Chicago Osteopathic Medical, Series
A,
                         8.750% due 7/1/05
1,282,313
1,210,000    AAA         Kalamazoo, MI Hospital Finance
Authority,
                         6.750% due 4/1/03
1,300,750
   40,000    AAA         Kenton County, KY Airport Board
Revenue,
                         Greater Cincinnati International
Airport,
                         MBIA-Insured, 7.200% due
3/1/96(a)(c)                              40,500
  830,000    AAA         Michigan State Hospital Finance
Authority Revenue,
                         St. Joseph's Mercy Hospital, Series
A,
                         9.250% due 7/1/03
1,011,562

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)(continued)
September 30, 1995

FACE
AMOUNT       RATING                    SECURITY
VALUE
------       ------                    --------
-----
Escrowed to Maturity(b) -- 9.0% (continued)
$1,645,000   AAA         New Jersey Educational Facilities
Authority,
                         Fairleigh Dickinson University,
Series C,
                         7.750% due 7/1/01
$   1,809,500
 2,140,000   AAA         New Jersey State Turnpike Authority
Revenue
                         Refunding, 10.375% due 1/1/03
2,586,725
    30,000   AAA         New York City GO, Series F, 8.100%
due 11/15/99                       34,162

1,110,000    AAA         Ohio State Water Development
Authority Revenue,
                         Safe Water, Series A, 9.375% due
12/1/10                           1,433,288
2,335,000    AAA         Owensboro, KY Electric, Light &
Power,
                         10.500% due 1/1/04
2,895,400
  855,000    AAA         San Francisco, CA Airport
Improvement Corp. Lease
                         Revenue, United Airlines, 7.875%
due 7/1/99                          930,881
1,265,000    AAA         Sullivan County, TN Health &
Educational Facilities,
                         Holston Valley Community Hospital,
                         7.000% due 9/1/99
1,374,106
1,000,000    AAA         Tom Green County, TX Hospital
Authority,
                         7.875% due 2/1/06
1,142,500

-------------

22,967,137

-------------
Finance
 -- 0.4%

   40,000    A-          Concord Santa Cruz Southgate, CA
COP,
                         ABAG Finance Corp., 7.100% due
6/1/99                                 40,050
1,000,000    A           New York State Local Government
Assistance Corp.,
                         6.600% due 4/1/98
1,056,250

-------------

1,096,300

-------------
General
Obligation
 -- 8.4%

  175,000    A           Boston, MA GO, 7.750% due 10/1/95
175,033
2,000,000    AAA         District of Columbia GO, Series A,
MBIA-Insured,
                         6.700% due 6/1/04
2,167,500
1,525,000    AAA         Harris County, TX Capital
Appreciation Refunding,
                         MBIA-Insured, zero coupon due
10/1/00                              1,206,656
2,000,000    AAA         Highlands Rancho Metro District #2,
Douglas County,
                         CO GO, Refunding, Series 1991, LOC
Swiss Bank,
                         6.700% due 6/15/01
2,127,500
500,000      AA+         Kings County, WA Unlimited Tax
Obligation,
                         9.000% due 12/1/98
571,250
1,500,000    A+          Massachusetts Dedicated Income Tax
Bonds,
                         Fiscal Recovery Loan Act of 1990,
Series A,
                         7.250% due 6/1/96
1,532,490

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)(continued)
September 30, 1995

FACE
AMOUNT       RATING                    SECURITY
VALUE
------       ------                    --------
-----
General Obligation -- 8.4% (continued)
$2,000,000   BBB         New Haven, CT GO, Series B, 9.000%
due 12/1/01            $2,392,500
                         New York City, NY GO:
 1,500,000   A-          Series D, 7.200% due 2/1/00
1,616,250
   970,000   A-          Series F, 8.100% due 11/15/99
1,085,188
                         North Slope Borough, AK GO:
 6,000,000   AAA         MBIA-Insured, zero coupon due
1/1/01                       4,642,500
   900,000   AAA         Unlimited Tax Obligation Refunding,
Series G,
                         AMBAC-Insured, 7.500% due
6/30/97(c)                         949,500
   750,000   AA+         Port of Houston Authority, Harris
County, TX Port
                         Improvement Unlimited Tax
Obligation,
                         8.500% due 11/1/98(a)
839,063
 2,000,000   AA          Washington State GO, Motor Vehicle
Fuel Tax,
                         Series 1995D, 6.500% due 9/1/04
2,247,500

-----------

21,552,930

-----------
Hospitals
 -- 11.4%

   675,000   A           ABAG Finance Authority, Nonprofit
Corps,
                         California Mortgage Insured, COP,
Rehabilitation Mental
                         Health Services Inc. Project,
6.100% due 6/1/02(c)           707,906
 1,915,000   BBB+        Alachua County, FL Health
Facilities Authority Revenue,
                         Santa Fe Healthcare Facilities
Project,
                         6.875% due 11/15/02
2,070,594
   600,000   AA-         Bexar County, TX Health Facilities
Development Corp.,
                         Health Facilities Revenue
Refunding,
                         Independence Hill Project, LOC
Banque Paribas,
                         7.500% mandatory tender 12/1/98(d)
651,750
 1,000,000   AAA         Calcasieu Parish, LA Memorial
Hospital Services
                         District Revenue, Lake Charles
Memorial Hospital,
                         Series A, CONNIE LEE-Insured,
7.500% due 12/1/05           1,168,750
 3,500,000   BBB         Colorado Health Facilities
Authority Hospital
                         Revenue Bonds, Series 1993, Rocky
Mountain
                         Adventist Health Guaranteed, 6.250%
due 2/1/04             3,578,750
   500,000   A           Garfield Heights, OH Hospital
Revenue, Marymont
                         Hospital Project, Series B, 6.100%
due 11/15/02              525,000
 2,135,000   A*          Harris County, TX Health Facilities
Development Corp.,
                         Memorial Health System Guaranteed,
                         7.125% due 6/1/05
2,340,494
1,000,000    Baa1*       Illinois Health Facilities
Authority Revenue Refunding,
                         Trinity Medical Center, 6.500% due
7/1/00                  1,030,000

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)(continued)
September 30, 1995

FACE
AMOUNT       RATING                    SECURITY
VALUE
------       ------                    --------
-----
Hospitals -- 11.4% (continued)
$1,425,000   Ba1*        Langhorne Manor Higher Education &
Health Authority,
                         Bucks County, (Lower Bucks
Hospital),
                         6.375% due 7/1/99
$1,414,313
 1,000,000   Baa*        Massachusetts Health & Education
Facilities Authority
                         Revenue, Massachusetts Eye & Ear
Infirmary,
                         Series A, 7.000% due 7/1/98
1,008,750
 1,000,000   AAA         Mississippi Equipment & Facilities
Authority,
                         Mississippi Baptist Medical Center,
MBIA-Insured,
                         7.300% due 5/1/01
1,132,500
                         New Jersey Healthcare Facilities
                         Financing Authority:
 1,000,000   Baa1*       Elizabeth General Medical Center,
Series C,
                         7.100% due 7/1/99
1,048,750
 1,030,000   A-          Pascack Valley Hospital, Series 91,
                         6.500% due 7/1/01
1,090,513
 1,045,000   BBB+        New York Medical Care Facilities
Finance Agency
                         Revenue, Mental Health Facilities,
                         7.100% due 2/15/99
1,119,456
   320,000   A-          Ouachita Parish, LA Hospital
Services District #1,
                         Hospital Revenue Bonds, Glenwood
Regional
                         Medical Center, Series 1991, 7.250%
due 7/1/00               343,200
 2,170,000   A-          Palm Beach County, FL Health
Facilities Authority
                         Revenue, Good Samaritan Health
System Guaranteed,
                         6.150% due 10/1/06
2,254,088
   325,000   Aa*         Philadelphia, PA Hospitals & Higher
Education Facilities
                         Authority Revenue, St. Agnes
Medical Center,
                         FHA-Insured, 6.750% due 8/15/01
346,125
 1,000,000   AAA         Rio Grande Valley, TX Health
Facilities, Valley Baptist
                         Medical Center Series, Short RITES,
MBIA-Insured,
                         Coupon varies weekly till 8/1/02
then converts to
                         6.250%, 7.220% due 8/1/06(d)
1,101,250
 1,750,000   A+          Riverside, CA Asset Leasing Corp.
Leasehold Revenue
                         Bonds, 1993 Series A, Riverside
Hospital Project,
                         6.000% due 6/1/04
1,795,937
 3,000,000   BBB++       Scranton-Lackawanna, PA Health &
Welfare Authority
                         Revenue, Allied Services
Rehabilitation Hospitals,
                         7.125% due 7/15/05
3,041,250
 1,300,000   BBB++       Valley Health System, CA COP
Refunding Project,
                         6.250% due 5/15/99
1,309,750

-----------

29,079,126

-----------

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)
September 30, 1995

FACE
AMOUNT       RATING                    SECURITY
VALUE
------       ------                    --------
-----
Housing: Multi-Family -- 10.1%
$3,000,000   A           Aurora, IL Multi-Family Revenue
Refunding Housing,
                         (Fox Village Unit 18D Project), LOC
Banque Paribas,
                         7.750% due 9/1/98
$3,116,250
 1,215,000   AA-         Broward County, FL HFA Multi-Family
Housing
                         Revenue, Surety Bond-Continental
Casualty,
                         (Waters Edge Apartments Project),
9.700%
                         mandatory tender 11/1/95
1,219,556
 2,930,000   A+          City of Burnsville, MN Multi-Family
Housing Revenue
                         Refunding Bonds, (The Atrium
Project), Policy of
                         Indemnity Commercial Union
Insurance Co. PLC
                         Reinsured by Trygg-Hansa Ins. Co.
of Sweden,
                         7.200% mandatory tender 5/1/02
3,054,525
 2,250,000   AAA         Dekalb County, GA HFA, Multi-Family
Housing Revenue,
                         (Chimney Trace Project), FNMA-
Collateralized,
                         5.625% due 5/1/25
2,280,937
   500,000   AAA         Fairfax County, VA Redevelopment &
Housing
                         Authority, Multi-Family Refunding,
Kingsley, Series 91A,
                         6.500% due 11/1/01
520,000
 2,850,000   Aa3*        Gary, IN Economic Development
Revenue, Miller
                         Partnership, Limited Partnership,
Series A, LOC Royal
                         Bank of Scotland, 7.400% mandatory
tender 4/1/01(a)         2,885,625
 2,995,000   AA-         Lombard, IL Multi-Family Housing,
Clover Creek
                         Apartments, Surety Bond-Continental
Casualty Co.,
                         6.500% due 12/15/96
3,032,438
 1,800,000   AA          Louisiana Public Facilities
Authority Revenue
                         Multi-Family Housing, Oakleigh
Apartments,
                         Series A, 5.950% due 3/15/19
1,865,250
 1,000,000   AA-         Maine State Housing Authority,
Series A-3,
                         6.900% due 11/15/98
1,046,250
   500,000   AAA         Nashville & Davidson County, TN
Metropolitan
                         Government IDB Revenue, FNMA-
Collateralized,
                         Club Bellevue, 8.500% mandatory
tender 5/1/97                 508,750
   565,000   A*          Odessa, TX Housing Development
Corp. #2,
                         Multi-Family Revenue Refunding,
                         Chaparral Village, Series A, 6.375%
due 12/1/03               570,650
 2,135,000   AAA         Onterie Center Housing Finance
Corp., IL Mortgage
                         Revenue Refunding, (Onterie Center
Project),
                         Series A, MBIA-Insured, 6.500% due
7/1/02                   2,241,750

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)(continued)
September 30, 1995

FACE
AMOUNT        RATING                    SECURITY
VALUE
------        ------                    --------
-----
Housing: Multi-Family -- 10.1% (continued)
$2,500,000    AAA         Prince Georges County, MD Housing
Authority,
                          Mortgage Revenue Refunding,
Cambridge Crossing
                          Apartments, Series A, LOC Federal
Home Loan Bank
                          Atlanta, 5.900% mandatory tender
2/1/04                   $2,534,375
   970,000    AAA         Ridgeland, MS Multi-Family Housing
Revenue,
                          Series 1985, Sun Chase Apartments,
                          FNMA-Collateralized, 6.500%
mandatory tender 10/1/97         973,637

----------

25,849,993

----------
Housing:
Single-Family
 -- 2.6%
    40,000    AA          Alaska State Housing Finance
Corp., State Guaranteed
                          Veterans Mortgage Program, Third
Series 83,
                          9.100% due 12/1/97(c)
40,900
 2,500,000    Aa*         California State Department of
Veterans Affairs, Home
                          Purchase Revenue, Series A, 7.500%
due 8/1/98(a)           2,565,625
    75,000    Aaa*        Louisiana Housing Finance Agency
Mortgage Revenue,
                          GNMA-Collateralized Single-Family,
7.600% due
                          11/1/97(a)
76,781
                          Missouri State Housing Development
Commission,
                          Single-Family Insured Mortgage
Revenue Loans:
     5,000    Aaa*        FHA-VA, 9.600% due 8/1/96
5,081
     5,000    AAA         10.000% due 8/1/98
5,225
 1,181,308    AAA         Monroe-West Monroe, Ouachita
Parish, LA Public
                          Trust Financing Authority, FHLMC-
Guaranteed,
                          8.500% due 5/20/02
1,231,514
    85,000    A*          Quincy, IL Single-Family Mortgage
Revenue Refunding,
                          Series 1994, 4.250% due 9/1/99
84,787
   285,000    AAA         St. Louis County, MO Single-Family
Mortgage Revenue,
                          MBIA-Insured, 9.750% due 4/1/03
287,494
 1,000,000    AAA         Texas Department of Housing &
Community Affairs,
                          GNMA & FNMA-Collateralized, Home
Mortgage
                          Revenue Bonds, Series B, RIBS
Variable Rate,
                          9.551% due 6/18/23(a)(d)
1,067,500
                          Texas State Housing Agency
Mortgage Revenue,
                          Single-Family:
665,000       Aa*         Series 85A, 9.100% due 9/1/00
682,456
175,000       Aa*         Series 1987D, 7.750% due 7/1/99
181,344
410,000       AA          Wyoming Community Development
Authority,
                          Single-Family Mortgage, Series
1988C,
                          7.800% due 6/1/99(a)
423,837

----------

6,652,544

----------

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)(continued)
September 30, 1995

FACE
AMOUNT       RATING                    SECURITY
VALUE
------       ------                    --------
-----
Industrial Development -- 12.3%
$1,500,000   A           Bel Air, MD Revenue Refunding, (May
Department
                         Stores Co. Project), 6.375% due
10/1/99                   $1,584,375
 1,000,000   A           Belmont County, OH IDR Refunding,
(May Department
                         Stores Project), Series 91, 6.500%
due 1/1/00              1,062,500
   395,000   NR          Carroll County, TN Industrial
Development Board, IDR,
                         (Henry I. Siegel Co. Project),
7.000% due 4/1/01             400,431
 3,000,000   Ba1*        Griffin-Spalding County, GA
Development Authority
                         Revenue Refunding, (Borden Inc.
Project),
                         Borden Inc. Guaranteed, 7.200% due
6/1/00                  3,093,750
 2,000,000   A+          Iowa Finance Authority, (Governors
Square Project),
                         Policy of Indemnity Commercial
Union Assurance Co.
                         PLC Reinsured by Trygg-Hansa
Insurance Co. of
                         Sweden, 7.250% mandatory tender
4/1/02                     2,162,500
 2,500,000   A           Kanawha, WV Commercial Development
Revenue, May
                         Department Stores Guaranteed,
5.700% due 6/1/97            2,556,250
 3,000,000   A           Marion, IA Commercial Development
Revenue,
                         (Collins Road Project), Commercial
Union-Insured/
                         Reinsured by Trygg-Hansa Insurance
Co. of Sweden,
                         7.250% mandatory tender 7/1/02
3,153,750
 3,500,000   BBB+        Metropolitan Government Nashville &
Davidson County,
                         TN Industrial Development Board
Revenue Refunding
                         & Improvement, Osco Treatment Inc.
Guaranteed,
                         6.000% due 5/1/03(a)
3,504,375
 2,390,000   Aa3*        New Jersey EDA, Growth Bonds, LOC
Banque Nationale
                         de Paris, 6.200% due 12/1/02(a)
2,497,550
                         New York City IDA:
 1,510,000   Aa1*        Keystone Electric, LOC ABN Ambro
Bank,
                         7.500% due 3/1/98(a)
1,519,437
   485,000   Aa1*        SuperFlex Ltd. Project, Composite
Offering
                         XVIII 1989, Series A, LOC Algemene
Bank Netherlands
                         NV, 7.750% optional tender
11/1/99(a)                        490,456
   735,000   Aa1*        IDR Oakdale Knitting Mills Inc.,
Composite Offering
                         1990, Series G, LOC Algemene Bank
Netherlands NV,
                         7.700% mandatory tender 11/1/00(a)
750,619
                         Ohio State Economic Development
Revenue,
                         Ohio Enterprise Bond Fund:
   250,000   A-          Superior Forge & Steel Corp.
Project,
                         6.750% due 6/1/96(a)
252,813

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)(continued)
September 30, 1995

FACE
AMOUNT         RATING                   SECURITY
VALUE
------         ------                   --------
-----
Industrial Development -- 12.3% (continued)
$  300,000     A-         Series 1989-5B, Sponge Inc.
Project,
                          7.750% due 6/1/99(a)
$  310,125
    90,000     Baa3*      Pocahontas, IA IDR International
Harvester Co.,
                          10.250% due 10/1/00
91,912
3,040,000      AA+        Seaford, DE Economic Development
Revenue Refunding,
                          (Seaford Association Project),
6.375% due 1/1/04           3,154,000
2,205,000      AA-        Simi Valley, CA Community
Development Agency COP,
                          Simi Valley Business Center,
6.050% due 10/1/18            2,268,394
2,350,000      AAA        Sioux City, IA IDR, (Terra Centre
Project),
                          6.800% due 5/1/07
2,496,875

----------

31,350,112

----------
Lifecare
  -- 0.6%

1,355,000      BBB        Illinois Development Finance
Authority Health Facilities
                          Revenue, Community Living Options,
                          6.375% due 3/1/00
1,380,406


Miscellaneous
  -- 4.4%

 2,595,000     BBB        Clarksville, TN Natural Gas
Acquisition Corporation, Gas
                          Revenue, Series A, 6.500% due
11/1/00                      2,663,119
 1,000,000     Baa*       Delaware County, PA Authority
Revenue, (Elwyn Inc.
                          Project), 7.750% due 6/1/00
1,060,000
 2,500,000     A*         Hoffman Estate, IL Tax Increment
Junior Lien, Hoffman
                          Estate Development, Series 91,
6.500% due 5/15/01          2,668,750
 2,700,000     A-         Illinois Development Finance
Authority Revenue, Debt
                          Restructure-East St. Louis, 6.875%
due 11/15/05            2,858,625
   810,000     NR         Lehigh County, PA General Purpose
Authority, Wiley
                          House Revenue, Series 1991, 8.500%
due 11/1/96               822,150
 1,050,000     BBB        Tampa, FL Capital Improvement
Program Revenue,
                          Series 88B, 7.400% due 10/1/97
1,094,625

----------

11,167,269

----------
Pollution
Control
 -- 1.4%

 1,200,000     AAA        Burke County, GA Development
Authority PCR,
                          Refunding, Ogelthorpe Power Co.,
                          7.500% due 1/1/03
1,336,500
 1,500,000     AAA        Montgomery, AL Industrial
Development Board PCR,
                          (General Electric Co. Project),
7.000% due 9/15/00(a)      1,648,125
   600,000     BB         Ohio State Water Development
Authority, Pollution
                          Control Facilities Revenue,
Cleveland Electric
                          Illuminating Co., 9.750% due
11/1/97(a)                      638,250

----------

3,622,875

----------

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)(continued)
September 30, 1995

FACE
AMOUNT           RATING                    SECURITY
VALUE
------           ------                    --------
-----
Power -- 1.2%
 $2,000,000      AAA         Clarion County, PA IDA Energy
Development Revenue,
                             (Piney Creek Project), LOC
Swiss Bank,
                             7.250% mandatory tender
11/1/00(a)                        $2,135,000
  1,000,000      BB          Sam Rayburn, TX Municipal Power
Supply System
                             Revenue Refunding, Series A,
6.200% due 10/1/01              951,250

----------

3,086,250

----------
Pre-Refunded(b)
 -- 6.5%
  1,500,000      AAA         Berks County, PA Municipal
Authority, Lutheran Home
                             at Topton, Series B, LOC
Meridian Bank,
                             (Escrowed with U.S. Government
Securities to
                             4/1/98 Call @ 100), 7.250% due
4/1/01                      1,603,125
  1,000,000      AAA         Dade County, FL Health
Facilities Authority Baptist
                             Hospital Miami, MBIA-Insured,
(Escrowed with
                             U.S. Government Securities to
5/1/97 Call @ 102),
                             6.900% due 5/1/99
1,061,250
  2,000,000      AAA         District of Columbia GO, Series
C, (Escrowed with
                             U.S. Government Securities to
6/1/96 Call @ 102),
                             8.000% due 6/1/99
2,087,500
  4,000,000      AAA         Gila County, AZ IDA PCR,
(Escrowed with
                             U.S. Government Securities to
2/15/01 Call @ 101),
                             11.250% due 4/1/01
4,470,000
                             Illinois Health Facilities
Authority Revenue:
  1,000,000      AAA         Lutheran Social Services, LOC
Industrial Bank of
                             Japan, (Escrowed with U.S.
Government
                             Securities to 8/1/00 Call @
102),
                             7.650% mandatory tender 8/1/02
1,148,750
    750,000      AAA         Servantcor Hospital, Series B,
(Escrowed with
                             U.S. Government Securities to
8/15/99
                             Call @ 102), 7.500% due 8/15/01
842,813
  1,000,000      AAA         Las Vegas Valley, NV Water
District, MBIA-Insured,
                             (Escrowed with U.S. Government
Securities to
                             11/1/97 Call @ 102), 7.625% due
5/1/01                     1,086,250
    555,000      AAA         New York Medical Care
Facilities Finance Agency
                             Revenue, Hospital & Nursing
Home Mortgage,
                             FHA-Insured, (Escrowed with
U.S. Government
                             Securities to 2/15/97 Call @
102),
                             7.750% due 2/15/02
604,950
    335,000      AAA         Ohio State Building Authority,
Toledo Government
                             Office Building, Series A,
(Escrowed with
                             U.S. Government Securities to
4/1/03 Call @ 100),
                             10.125% due 10/1/06
424,613

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)(continued)
September 30, 1995

FACE
AMOUNT           RATING                    SECURITY
VALUE
------           ------                    --------
-----
Pre-Refunded(b) -- 6.5% (continued)
$3,000,000       AAA         Texas National Research Lab.
Finance Corp., Lease
                             Revenue, (Superconducting
Supercollider Project),
                             (Escrowed with U.S. Government
Securities to
                             12/1/01 Call @ 102), 6.550% due
12/1/02                   $3,356,250

----------

16,685,501

----------
Public
Facilities
-- 3.6%

 1,710,000       AAA         Iowa State COP, Series A, AMBAC-
Insured,
                             5.750% due 7/1/98
1,771,988
 4,000,000       Aa*         Mt. Stearling, KY Lease
Revenue, Kentucky League
                             of Cities, Series A,
Transamerica Life Guaranteed,
                             5.625% due 3/1/03
4,080,000
   155,000       AAA         Pittsburgh, PA Stadium
Authority Guaranty Revenue,
                             FGIC-Insured, 7.000% due
10/15/95                            155,194
 1,060,000       AAA         South Dakota State Lease
Revenue Certificates,
                             Series A, CGIC-Insured, 8.200%
due 9/1/02                  1,257,425
 1,315,000       AAA         Texas State Refunding, Texas
Parks & Wildlife,
                             AMBAC-Insured, zero coupon due
10/1/02                       936,937
 1,000,000       AA          Tuscon, AZ COP, Asset Guaranty,
6.000% due 7/1/04          1,057,500

----------

9,259,044

----------
Solid Waste
 -- 3.3%

                             Detroit, MI Economic
Development Corp., Facilities
                             Recovery Revenue, FSA-Insured:
 3,000,000       AAA         Series A, 7.00% due 5/1/01
3,352,500
 1,000,000       AAA         Series 91A, 6.60% due 5/1/02(a)
1,097,500
 1,500,000       AA-         Illinois Development Financing
                             Authority, Solid Waste
                             Disposal Revenue Bonds, Waste
Management Inc.
                             Project, Series 1990, 7.125%
due 1/1/01                    1,648,125
 2,000,000       Baa*        Onondaga County, NY Resource
Recovery Agency
                             Project Revenue Bonds, Series
1992,
                             6.625% due 5/1/00(a)
2,057,500
   250,000       AA          Regional Waste Systems Inc.,
Maine Solid Waste
                             Resource Recovery System,
7.550% due 7/1/98(a)(c)            269,063

----------

8,424,688

----------
Transportation
 -- 5.5%
 1,000,000       AAA         Clark County, NV Airport
Improvement Revenue,
                             BIG-Insured, 7.900% due
7/1/00(a)                          1,095,000
                             Denver, CO City & County
Airport Revenue:
 1,590,000       Baa*        Series 1992B, 7.000% due
11/15/01(a)                       1,711,238

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)(continued)
September 30, 1995

FACE
AMOUNT       RATING                    SECURITY
VALUE
------       ------                    --------
-----
Transportation -- 5.5% (continued)
$1,000,000   Baa*        Series 1992B, 7.000% due
11/15/02(a)                      $1,077,500
 1,000,000   Baa*        Series 1994A, 7.200% due
11/15/02(a)                       1,088,750
 2,445,000   AAA         Hawaii Airport System Revenue, MBIA-
Insured,
                         Second Series of 91, 6.100% due
7/1/99(a)                  2,585,588
 1,250,000   A           Indiana Transportation Finance
Authority, Airport
                         Facilities Lease Revenue, Series A,
United Air,
                         6.125% due 11/1/02
1,329,687
   210,000   AAA         Kenton County, KY Airport Board
Revenue,
                         Greater Cincinnati International
Airport, MBIA-Insured,
                         7.200% due 3/1/96(a)(c)
212,625
                         Massachusetts Port Authority
Revenue:
   500,000   Aa*         Series 1990A, 7.000% due 7/1/96(a)
510,625
 1,000,000   AAA         Series A, FGIC-Insured, 7.200% due
7/1/03(a)               1,110,000
 3,000,000   AA-         Ocean Highway and Port Authority,
Nassau County, FL
                         Adjustable Demand Revenue Bonds,
Series 1990,
                         LOC ABN Ambro Bank NV, 6.250% due
12/1/02(a)               3,243,750

-----------

13,964,763

-----------
Utilities
 -- 2.5%
 1,500,000   A+          Chelan County, WA Public Utility
District Number 001,
                         Chelan Hydro Consolidated System
Revenue Bonds,
                         7.000% due 7/1/25(a)
1,655,625
   600,000   A-          Georgia Muni Gas Authority Revenue,
(Southern
                         Storage Gas Project), 6.300% due
7/1/09                      616,500
 3,000,000   AAA         Mohave, AZ IDA, IDR Bonds,
                         (Citizens Utilities Co. Project
1988B),
                         6.875% due 9/1/03(a)
3,165,000
   770,000   Baa1*       Philadelphia, PA Gas Works Revenue
Bonds,
                         13th Series, 7.400% due 6/15/00
851,812

-----------

6,288,937

-----------
Water and
Sewer
 -- 3.6%

 4,085,000   A           Austin, TX Water, Sewer and
Electric,
                         14.000% due 11/15/01
5,560,706
 1,000,000   AAA         Centennial Water and Sanitation
District Douglas
                         County, CO GO, Water & Sewer
Refunding Bonds,
                         LOC Swiss Bank Corp., 6.625% due
6/15/98                   1,026,250
 1,500,000   NR          New Jersey EDA Water Facilities
Revenue, Series 1991,
                         (New Jersey American Water Co. Inc.
Project),
                         Private Placement, 7.400% due
5/1/01(a)                    1,620,000

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Schedule of Investments (unaudited)(continued)
September 30, 1995

FACE
AMOUNT       RATING                    SECURITY
VALUE
------       ------                    --------
-----
Water and Sewer -- 3.6% (continued)
$   985,000  A           Texas Water Resource Finance
Authority Revenue,
                         Series 89, 7.400% due 8/15/00
$1,077,344

----------

9,284,300

----------
                         TOTAL INVESTMENT -- 100%
                         (Cost -- $246,309,935)(e)
$255,525,631

============

(a)  Income from these issues is considered a preference
item for purposes of
     calculating the alternative minimum tax.
(b)  Pre-Refunded bonds escrowed by U.S. Government
Securities and bonds
     escrowed to maturity by U.S. Government Securities are
considered by
     manager to be triple-A rated even if issuer has not
applied for new
     ratings.
(c)  Security segregated by Custodian.
(d)  Residual interest bonbds - coupon varies inversely with level of short-term
     tax-exempt interest rates.
(e)  Aggregate cost for Federal income tax purposes is
substantially the same.
+    Duff & Phelps Credit Rating Co.
++   Fitch Investors Services, Inc.

See pages 20 and 21 for definition of ratings and certain security descriptions.

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Bond Ratings

All ratings are by Standard & Poor's Corporation, except those identified by an asterisk (*) are rated by Moody's Investors Services. The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA" have the highest rating assigned by Standard & Poor's.
       Capacity to pay interest and repay principal is extremely strong.

AA -- Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issue only in a small degree.

A   -- Bonds rated "A" have a strong capacity to pay
interest and repay
       principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB -- Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB -- Bonds rated "BB" have less near-term vulnerability to default than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's -- Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.
While the various
       protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A   -- Bonds that are rated "A" possess many favorable
investment attributes and
       are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated "Baa" are considered as medium grade obligations,
       i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Bond Ratings (continued)

Ba -- Bonds which are rated "Ba" are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and therefore not well safeguarded during both good and bad times over the future.
       Uncertainty of position characterizes bonds in this class.

NR  -- Indicates that the bond is not rated by Standard &
Poor's Corporation or
       Moody's Investors Services.

Short-Term Securities Rating

SP-1-- Standard & Poor's highest rate rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+)
       sign.

A-1 -- Standard & Poor's highest commercial paper and variable rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong;
those issues
       determined to possess overwhelming safety characteristics are denoted
       with a plus (+) sign.

P-1 -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

VMIG 1 -- Moody's highest rating for issues having a demand feature -- VRDO.

MIG 1 -- Moody's highest rating for short-term municipal obligations.

Security Descriptions

ABAG     -- Association of Bay Area Governments
AIG      -- American International Guaranty
AMBAC    -- American Municipal Bond Assurance
            Corporation
BIG      -- Bond Investors Guaranty
CGIC     -- Capital Guaranty Insurance Company
CONNIE
   LEE   -- College Construction Loan Insurance
            Association
COP      -- Certificate of Participation
EDA      -- Economic Development Authority
FLAIRS   -- Floating Adjustable Interest Rate Securities
FGIC     -- Financial Guaranty Insurance Company
FHA      -- Federal Housing Administration
FHLMC    -- Federal Home Loan Mortgage Corporation
FNMA     -- Federal National Mortgage Association
FSA      -- Federal Savings Association
GIC      -- Guaranteed Investment Contract
GNMA     -- Government National Mortgage Association
GO       -- General Obligation
HFA      -- Housing Finance Authority
IDA      -- Industrial Development Authority
IDB      -- Industrial Development Board
IDR      -- Industrial Development Revenue
INFLOS   -- Inverse Floaters
LOC      -- Letter of Credit
MBIA     -- Municipal Bond Investors Assurance Corporation
MVRICS   -- Municipal Variable Rate Inverse Coupon Security
PCFA     -- Pollution Control Financing Authority
PCR      -- Pollution Control Revenue
RIBS     -- Residual Interest Bonds
RITES    -- Residual Interest Tax-Exempt Securities
VA       -- Veterans Administration
VRDD     -- Variable Rate Demand Note
VRWE     -- Variable Rate Wednesday Demand

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Statement of Assets and Liabilities (unaudited)
September 30, 1995
ASSETS:
  Investments, at value (Cost -- $246,309,935)
$255,525,631
  Receivable for securities sold
60,000
  Receivable for Fund shares sold
829,843
  Interest receivable
5,042,271
  Other assets
6,301

------------
  Total Assets
261,464,046

------------

LIABILITIES:
  Dividends payable
1,167,136
  Payable for securities purchased
894,520
  Management fees payable
197,003
  Distribution fees payable
19,391
  Accrued expenses
35,991
  Other liabilities
102,800

------------
  Total Liabilities
2,416,841

------------
Total Net Assets
$259,047,205

============
NET ASSETS:
  Par value of shares of beneficial interest
$     39,005
  Capital paid in excess of par value
255,187,197
  Undistributed net investment income
155,883
  Accumulated net realized loss on security transactions
(5,550,576)
  Net unrealized appreciation of investments
9,215,696

------------
Total Net Assets
$259,047,205

============
Shares Outstanding:
  Class A
35,110,563

  Class C
3,862,946

  Class Y
31,255

Net Asset Value:
  Class A (and redemption price)
$6.64

  Class C *
$6.64

  Class Y (and redemption price)
$6.65

Class A Maximum Public Offering Price Per Share
  (net asset value plus 2.04% of net asset value per share)
$6.78

=====

* Redemption price is NAV of Class C share reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Statement of Operations (unaudited)

For the Six Months Ended September 30, 1995
INVESTMENT INCOME:
Interest                                                 $
8,302,052
                                                         ---
--------
EXPENSES:
Management fees (Note 3)
600,229
Distribution fees (Note 3)
226,117
Registration fees
62,769
Shareholder and system servicing fees
33,748
Shareholder communications
20,130
Pricing service fees
17,550
Custody
15,189
Audit and legal
6,954
Trustees' fees
5,014
Other
4,575
                                                         ---
--------
Total Expenses
992,275
                                                         ---
--------
Net Investment Income
7,309,777
                                                         ---
--------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 4):
Realized Gain (Loss) From Security Transactions
(excluding short-term securities):
Proceeds from sales
38,501,949
Cost of securities sold
38,921,458
                                                         ---
--------
Net Realized Loss
(419,509)
                                                         ---
--------
Change in Net Unrealized Appreciation of Investments:
Beginning of period
4,703,905
End of period
9,215,696
                                                         ---
--------
Increase in Net Unrealized Appreciation
4,511,791
                                                         ---
--------
Net Gain on Investments
4,092,282
                                                         ---
--------
Increase in Net Assets From Operations
$11,402,059

===========

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Statements of Changes in Net Assets

For the Six Months Ended September 30, 1995 (unaudited) and the Year Ended March 31, 1995

September 30      March 31
                                                      ------
------      --------
OPERATIONS:
Net investment income                                $
7,309,777   $  16,768,280
Net realized loss
(419,509)     (3,741,476)
Increase in net unrealized appreciation
4,511,791       2,606,136
                                                     -------
-----    ------------
Increase in Net Assets From Operations
11,402,059      15,632,940
                                                     -------
-----    ------------
DISTRIBUTIONS TO SHAREHOLDERS
FROM (NOTE 2):
Net investment income
(7,191,756)    (17,091,230)
                                                     -------
-----    ------------
Decrease in Net Assets From
Distributions to Shareholders
(7,191,756)    (17,091,230)
                                                     -------
-----    ------------
FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares
11,748,014      48,752,624
Net asset value of shares issued
for reinvestment of dividends
3,240,312       9,178,863
Cost of shares reacquired
(31,592,083)   (113,025,019)
                                                     -------
-----    ------------
Decrease in Net Assets From
Fund Share Transactions
(16,603,757)    (55,093,532)
                                                     -------
-----    ------------
Decrease in Net Assets
(12,393,454)    (56,551,822)

NET ASSETS:
Beginning of period
271,440,659     327,992,481
                                                     -------
-----    ------------
End of period*
$259,047,205    $271,440,659

============    ============
* Includes undistributed net investment income of:
$155,883         $37,862

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Notes to Financial Statements (unaudited)

  1. Significant Accounting Policies

  The Limited Term Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney Muni Funds ("Fund"). The Fund, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of this
Portfolio and eleven other separate investment portfolios:
California, Florida,
Georgia, New Jersey, New York, Ohio, Pennsylvania, National,
Florida Limited
Term, California Money Market and New York Money Market portfolios. The financial statements and financial highlights for the other portfolios are presented in separate semi-annual reports.

  The significant accounting policies consistently followed by the Fund are: (a) security transactions are accounted for on the trade date;
(b) securities are
valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) short-term securities maturing within 60 days are valued at cost plus (minus) accreted discount (amortized premium), which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to the Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; and (g) the Portfolio intends to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

  2. Exempt-Interest Dividends and Other Distributions

  The Portfolio intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Portfolio.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Notes to Financial Statements (unaudited) (continued)

  Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

  3.  Management Agreement and Transactions with
      Affiliated Persons

  Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager to the Fund. The
Portfolio pays SBMFM a management fee calculated at the annual rate of 0.45% of its average daily net assets. This fee is calculated daily and paid monthly.

  Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of
Fund shares. For the six months ended September 30, 1995, SB received sales charges of approximately $145,000 on purchases of the Portfolio's Class A shares.

  There is a contingent deferred sales charge ("CDSC") of 1.00% on Class C shares of the Portfolio if redemption occurs less than one year from initial purchase. For the six months ended September 30, 1995, CDSCs of approximately
$2,000 were paid to SB.

  Pursuant to a Distribution Plan, the Portfolio pays a service fee with respect to Class A and C shares calculated at the annual rate of 0.15% of the average daily net assets of each class. In addition, the Portfolio pays a distribution fee with respect to Class C shares calculated at the annual rate of 0.20% of the average daily net assets.

  All officers and two Trustees of the Fund are employees of SB.

  4. Investments

  During the six months ended September 30, 1995, the aggregate cost of purchases and proceeds from sales (including maturities, but excluding short-term securities) of investments were as follows:

Purchases                                        $27,979,221
                                                 -----------
Sales                                             38,501,949
                                                 ===========

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Notes to Financial Statements (unaudited) (continued)

At September 30, 1995, the gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation                     $9,700,571
Gross unrealized depreciation
(484,875)
                                                  ----------
Net unrealized appreciation                       $9,215,696
                                                  ==========

  5.  Capital Loss Carryforward

  At March 31, 1995, the Portfolio had for Federal tax purposes approximately
$5,131,067 of unused loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryovers are indicated below. Expiration occurs on March 31, of the year indicated:

                          2001         2002          2003
                        --------     --------     ----------
Carryforward Amount     $450,254     $195,915     $4,484,898
                        ========     ========     ==========

  6.  Shares of Beneficial Interest

  At September 30, 1995, there were an unlimited amount of shares of beneficial interest of $0.001 par value authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.
Effective November 7, 1994, the Fund adopted a new class structure, renaming
Class B shares as Class C shares and exchanging the former
Class C shares into
Class A shares. At September 30, 1995, total paid-in capital amounted to the following for each class:

                              Class A          Class C
Class Y
                           ------------      -----------
--------
Total Paid-In Capital      $228,860,310      $26,161,145
$204,747
                           ============      ===========
========

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Notes to Financial Statements (unaudited) (continued)

  Transactions in shares of each class were as follows:

                                         Six Months Ended
Year Ended
                                        September 30, 1995*
March 31, 1995
                                     -----------------------
--   ---------------------------
                                       Shares        Amount
Shares        Amount
                                     ----------   ----------
--   -----------   -------------
Class A+
Shares sold                           1,477,193   $
9,775,121     6,753,825   $  43,787,327
Shares issued on reinvestment           433,069
2,851,061     1,257,227       8,139,136
Shares redeemed                      (4,243,081)
(28,049,156)  (16,560,560)   (106,844,106)
                                     ----------   ----------
--   -----------   -------------
Net Decrease                         (2,332,819)
$(15,422,974)   (8,549,508)  $ (54,917,643)
                                     ==========
============   ===========   =============
Class C++
Shares sold                             268,347   $
1,772,893       763,796   $   4,965,297
Shares issued on reinvestment            58,428
384,504       160,710       1,039,727
Shares redeemed                        (536,634)
(3,542,927)     (958,968)     (6,180,913)
                                     ----------   ----------
--   -----------   -------------
Net Decrease                           (209,859)  $
(1,385,530)      (34,462)  $    (175,889)
                                     ==========
============   ===========   =============
Class Y
Shares sold                              30,534   $
200,000            --              --
Shares issued on reinvestment               721
4,747            --              --
Shares redeemed                              --
--            --              --
                                     ----------   ----------
--   -----------   -------------
Net Increase                             31,255   $
204,747            --              --
                                     ==========
============   ===========   =============

 * For Class Y shares, transactions are for the period from April 4, 1995
    (inception date) to September 30, 1995.+

 + On October 10, 1994, the former Class C shares were exchanged into Class A shares; therefore the Class C share activity for the period from April 1,
    1994 to October 9, 1994 is included with the Class A share activity.++

++ On November 7, 1994, the former Class B shares were renamed Class C shares.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each period:

Class A Shares(a)                     1995(b)      1995
1994       1993       1992       1991
                                    --------     --------
--------   --------   --------   -------
Net Asset Value,
  Beginning of Period               $ 6.54         $ 6.55
$ 6.68     $ 6.45     $ 6.38    $ 6.28

Income From Operations:
  Net investment income               0.18           0.36
0.37       0.39       0.42      0.43
  Net realized and unrealized
    gain (loss)                       0.10             --
(0.13)      0.23       0.07      0.07

Total Income From Operations          0.28           0.36
0.24       0.62       0.49      0.50

Less Distributions From:
  Net investment income              (0.18)         (0.37)
(0.37)     (0.39)     (0.42)    (0.40)

Total Distributions                  (0.18)         (0.37)
(0.37)     (0.39)     (0.42)    (0.40)

Net Asset Value, End of Period      $ 6.64         $ 6.54
$ 6.55     $ 6.68     $ 6.45    $ 6.38

Total Return                         4.33%++         5.69%
3.65%      9.82%      7.99%     8.23%

Net Assets, End of Period (000s)    $233,194     $244,818
$281,771   $242,491   $157,426   $64,660

Ratios to Average Net Assets:

Expenses                               0.73%+        0.61%
0.53%      0.55%      0.49%     0.33%
  Net investment income                5.51+         5.61
5.53       5.90       6.42      6.77
  Portfolio Turnover Rate             12.65%        21.80%
24.72%     24.53%     26.27%    14.92%

(a) On October 10, 1994, the former Class C shares were exchanged into Class A shares.
(b)  For the six months ended September 30, 1995
(unaudited).
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
  +  Annualized.

Smith Barney Muni Funds
Limited Term Portfolio
Financial Highlights (continued)


For a share of each class of beneficial interest outstanding throughout each period:


Class C Shares(a)                           1995(b)
1995      1994      1993(c)
                                           --------     ----
---   -------   --------
Net Asset Value, Beginning of Period       $   6.54     $
6.54   $  6.68   $   6.62

Income From Operations:
  Net investment income                        0.17
0.35      0.35       0.10
  Net realized and unrealized gain (loss)      0.10
--     (0.14)      0.05

Total Income From Operations                   0.27
0.35      0.21       0.15

Less Distributions From:
  Net investment income                       (0.17)
(0.35)    (0.35)     (0.09)

Total Distributions                           (0.17)
(0.35)    (0.35)     (0.09)

Net Asset Value, End of Period             $   6.64     $
6.54   $  6.54   $   6.68

Total Return                                   4.24%++
5.51%     3.15%      2.28%++

Net Assets, End of Period (000s)           $ 25,646
$26,622   $26,869   $  5,738

Ratios to Average Net Assets:
  Expenses                                     0.94%+
0.89%     0.88%      0.88%+
  Net investment income                        5.29+
5.34      5.10       5.35+

Portfolio Turnover Rate                       12.65%
21.80%    24.72%     24.53%

(a)  On November 7, 1994, the former Class B shares were
renamed Class C shares.
(b)  For the six months ended September 30, 1995
(unaudited).
(c)  For the period from January 5, 1993 (inception date) to
March 31, 1993.
++   Total return is not annualized, as the result may not
be representative of
     the total return for the year.
 +   Annualized.

SMITH BARNEY MUNI FUNDS
LIMITED TERM PORTFOLIO

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each period:

Class Y Shares                              1995(a)
                                           --------
Net Asset Value, Beginning of Period        $ 6.56

Income From Operations:
  Net investment income                       0.18
  Net realized and unrealized gain            0.09

Total Income From Operations                  0.27

Less Distributions From:
  Net investment income                      (0.18)

Total Distributions                          (0.18)

Net Asset Value, End of Period              $ 6.65

Total Return                                  4.24%+

Net Assets, End of Period (000s)              $207

Ratios to Average Net Assets:
  Expenses                                    0.55%+
  Net investment income                       5.59+

Portfolio Turnover Rate                      12.65%


(a)  For the period from April 4, 1995 (inception date) to
September 30, 1995
     (unaudited).
 ++ Total return is not annualized, as the result may not be representative of the total return for the year.
  +  Annualized.

SMITH BARNEY
MUNI FUNDS

TRUSTEES

Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan
C. Richard Youngdahl


OFFICERS

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Peter M. Coffey
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary



                    SMITH BARNEY
                    ------------
A Member of TravelersGroup[ART]



INVESTMENT MANAGER

Smith Barney Mutual Funds
Management Inc.


DISTRIBUTOR

Smith Barney Inc.


CUSTODIAN

PNC Bank


SHAREHOLDER
SERVICING AGENT

The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134



This report is submitted for the general information of the shareholders of
Smith Barney Muni Funds-Limited Term Portfolio. It is not authorized for distribution to prospective investors unless accompanied by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


SMITH BARNEY MUNI FUNDS
388 Greenwich Street
New York, New York 10013

FD0804 11/95       82106

S E M I  -  A N N U A L    R E P O R T



[PHOTO APPEARS HERE]

Smith Barney
Muni Funds
New Jersey
Portfolio

------------------------------------------------------------
--------------------

September 30, 1995


[LOGO]  Smith Barney Mutual Funds
        Investing for your future.
        Every day.

------------------------------------------------------------
--------------------
New Jersey Portfolio
------------------------------------------------------------
--------------------

Dear Shareholder:

We are pleased to provide you with this semi-annual report, which includes unaudited financial statements, for the Smith Barney Muni
Funds - New Jersey
Portfolio. This report covers the six months ended on September 30, 1995. For your convenience, we have summarized this period's prevailing economic and market conditions below and outlined our portfolio strategy during this time. A more detailed summary of performance and current holdings can be found in the
Historical Performance and Schedule of Investments sections that follow.

The New Jersey Portfolio posted a total return of 10.14%
(Class A
Shares) for the year ended September 30, 1995. This return compares favorably well above the 9.61% average for New Jersey municipal funds as reported by
Lipper Analytical Services. For the three years ended
September 30, 1995, the
Portfolio posted a cumulative total return of 21.78% versus a 20.24% average for its peer group.

New Jersey Economic Highlights

New Jersey's general obligation debt is maintaining its AA+ ranking from
Standard & Poor's and holds a "stable" outlook thanks to the state's success in balancing its financial operations despite an environment of slowed revenue growth. The economic base continues to improve following the recent recession, with per capita income ranking second in the nation. Spending growth has been successfully curtailed in line with recent tax cuts and the state's debt burden, while increasing, is considered well-managed. As New Jersey's diverse economy continues to improve, growth is likely to remain modest but steady thanks to the state's popularity as a center for commerce and industry as well as its strong transportation infrastructure and thriving university communities.

Market & Economic Overview

Over the past six months, the fixed income markets have been characterized by generally lower interest rates, as measured by the decline of 30-Year Treasuries from 7.43% on March 31, 1995 to 6.50% on September 30, 1995 a drop of nearly 100 basis points. Long-term municipal bond yields, however, barely budged over the time period, starting out on March 30, 1995 at 6.29% as represented by the Bond
Buyer's 25-Year Revenue Bond Index and finishing at 6.27% on
September 28, 1995.
This is due primarily to tax reform concerns.

Although some analysts have been forecasting a slight pick-up in economic activity during the final quarter of 1995, it now appears that the Federal
Reserve Board has been successful in controlling inflation and encouraging a sustainable and slower rate of economic growth this year. The Board declined to alter the federal funds rate in September, leaving it unchanged at 5.75%, a move that reflected its confidence in the current rate of economic growth. However, while the economy did pick up steam compared to the sluggish first quarter of
1995, conflicting indicators all point to continued economic uncertainty going into 1996. Consumer spending is rising at an annual pace of 2.5% to 3%, a relatively neutral rate further tempered by recent indications that consumer households are growing more cautious.

A number of other economic indicators edged up over the past six months compared to early 1995, including car buying, housing starts and industrial production before slowing again in September. The most recent Index of Leading Indicators-- used by the government to forecast economic conditions-- eased downward slightly in September, fueled by cheaper commodity prices. This index measures eleven different indicators, ranging from unemployment benefit claims to building permits. While a majority of these indicators showed a slight uptick in
September, others dipped. The overall result was confirmation of our expectations for slow economic growth and steady, or even lower, interest rates by year end.

In response to these conditions, the municipal bond market continued to lag somewhat relative to Treasuries. The big uncertainty over the municipal market continues to be tax reform. The current budget, which is heading for a showdown in Washington, contains a capital gains cut but does not address broader tax reform. Flat tax proposals are still being discussed, but a number of alternate reform measures are on the table as well. We expect this issue to emerge as the centerpiece of the 1996 Presidential elections.

In short, until a more definite consensus emerges from Washington, we can not be certain of the impact on municipal bonds and are holding fast on our relatively cautious investment approach. Looking forward--and absent radical tax reform--we expect municipal bonds to perform well relative to taxable investments, due primarily to diminishing supply. There continues to be little refinancing or new issue activity. New issue activity is increasing toward year-end but remains well below the levels seen in previous years. The Public Securities Association now predicts approximately $140 billion in new issues by the end of 1995, less than half the record amount that came to market in 1993.
This reduction in
supply has helped to support underlying values. If the supply situation continues into 1996 as we expect, stronger appreciation opportunities could develop, particularly for bonds with long maturities and good call protection.

Portfolio Strategy & Outlook

While there are certainly some near-term risks at current market levels, our long-term outlook for inflation and interest rates is positive. In addition, long-term municipals are currently offering excellent value relative to taxable investments. At more than 90% of the yield on 30-year Treasuries, all but the most radical of tax reform proposals is fully discounted in current long-term municipal bond prices. Accordingly, we will continue to balance the interest rate sensitivity of the Portfolio by investing in a strategically diversified combination of short- and long-term maturities, but with a bias toward lengthening the overall maturity structure. We intend to retain most of our substantial commitment to higher coupon issues trading at a premium and callable prior to maturity for the high income they are providing and the measure of protection they afford in the event interest rates should rise. However, we are increasing our focus on issues with comparable maturities but greater call protection in anticipation of a possible further downturn in rates at the end of this year or early 1996.

We were saddened by the loss of an outstanding business leader and Trustee of the Portfolio: Ralph D. Creasman. He made significant contributions to his community and state. His wisdom and influence will be missed.

At this time, we would like to thank you for your continued participation in the Portfolio and for your ongoing confidence in our management approach.

Sincerely,

/s/ Heath B. McLendon               /s/ Peter M. Coffey

Heath B. McLendon                   Peter M. Coffey
Chairman and                        Vice President and
Chief Executive Officer             Investment Officer


November 8, 1995

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------


                             Net Asset Value
                          ---------------------
                          Beginning     End          Income
Capital Gain       Total
Period Ended              of Period   of Period    Dividends
Distributions    Returns/(1)/
------------              ---------   ---------    ---------
------------     -----------
9/30/95                   $13.29      $13.53         $0.38
$0.00          4.75%+
3/31/95                    13.23       13.29          0.78
0.00          6.64
3/31/94                    13.71       13.23          0.80
0.00          2.17
3/31/93                    12.90       13.71          0.82
0.06         13.55
3/31/92                    12.52       12.90          0.85
0.08         10.73
Inception* - 3/31/91       12.00       12.52          0.33
0.00          7.12+
                                                   -------
---------
Total                                                $3.96
$0.14
                                                   =======
=========

------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
--------------------


                             Net Asset Value
                          ---------------------
                          Beginning     End          Income
Capital Gain       Total
Period Ended              of Period   of Period    Dividends
Distributions    Returns/(1)/
------------              ---------   ---------    ---------
------------     -----------
9/30/95                   $13.28       $13.53        $0.35
$0.00          4.60%+
Inception* - 3/31/95       12.26        13.28         0.29
0.00         10.86+
                                                   -------
--------
Total                                                $0.64
$0.00
                                                   =======
========

------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
--------------------


                             Net Asset Value
                          ---------------------
                          Beginning     End          Income
Capital Gain       Total
Period Ended              of Period   of Period    Dividends
Distributions    Returns/(1)/
------------              ---------   ---------    ---------
------------     -----------
9/30/95                   $13.28       $13.52       $0.35
$0.00           4.50%+
3/31/95                    13.22        13.28        0.69
0.00           5.91
3/31/94                    13.71        13.22        0.71
0.00           1.40
Inception* - 3/31/93       13.36        13.71        0.19
0.00           4.04+
                                                    -----
-----
Total                                               $1.94
$0.00
                                                    =====
=====


IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY AND
CAPITAL GAINS, IF
ANY, ANNUALLY.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

                                         Without Sales
Charge/(1)/
                                       ---------------------
--------
                                       Class A     Class B
Class C
                                       -------     -------
-------
Six Months Ended 9/30/95+               4.75%       4.60%
4.50%
Year Ended 9/30/95                     10.13         N/A
9.42
Inception* through 9/30/95              9.03       16.53
5.63

                                           With Sales
Charge/(2)/
                                       ---------------------
--------
                                       Class A     Class B
Class C
                                       -------     -------
-------
Six Months Ended 9/30/95+               0.59%       0.10%
3.50%
YearEnded 9/30/95                       5.72         N/A
8.42
Inception* through 9/30/95              8.14       12.03
5.63

------------------------------------------------------------
--------------------
Cumulative Total Return
------------------------------------------------------------
--------------------

                                           Without Sales
Charge/(1)/
                                           -----------------
--------

Class A (Inception* through 9/30/95)               53.72%
Class B (Inception* through 9/30/95)               16.53
Class C (Inception* through 9/30/95)               16.17

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and Class C shares.
(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred.
    Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.
  * Inception dates for Class A, B and C shares are October
11, 1990, November
    16, 1994 and January 5, 1993, respectively.
  + Total return is not annualized, as the result may not be representative of the total return for the year.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------


                GROWTH OF $10,000 INVESTED IN CLASS A SHARES
OF
           THE NEW JERSEY PORTFOLIO vs. LEHMAN MUNI BOND
FUND INDEX+
                                  (UNAUDITED)
           -------------------------------------------------
--------
                         October 1990 - September 1995

                            New Jersey Portfolio    Lehman
Long Bond Index
                            --------------------    --------
--------------
          10/11/90                   9600
10000
          03/91                     10273
10758
          9/91                      10994
11529
          3/92                      11345
11983
          9/92                      12063
12852
          3/93                      12851
13736
          9/93                      13766
14875
          3/94                      13100
13893
          9/94                      13272
14098
          3/95                      13950
15148
          9/95                      14607
15845

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on October 11,1990, assuming deduction of the maximum
4.00% sales charge at
  the time of investment and reinvestment of dividends
(after deduction of
  applicable sales charges through November 6, 1994, afterwards at net asset value) and capital gains at net asset value through September 30, 1995. The
  Lehman Muni Bond Fund Index is a broad based, total return index, comprised of
  8,000 bonds which are all investment grade, fixed rate, long term maturities
  (greater that two years) and are selected from issues larger than $50 million dated since January, 1984. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the
  Portfolio's other classes may be greater or less than the Class A shares'
  performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

  All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Schedule of Investments (unaudited)
September 30, 1995
------------------------------------------------------------
--------------------

FACE
AMOUNT           RATING                          SECURITY
VALUE
------           ------                          --------
-----
EDUCATION--8.3%
  $ 750,000       AAA          Hamilton Township Board of
Education, FSA-Insured
                                 7.000% due 12/15/15
$  810,000
    650,000       AAA          Lakewood Township School
District, AMBAC-Insured,
                                 Bank Qualified, Series 92,
6.250% due 2/15/11                                  694,688
  1,000,000       AAA          New Jersey Economic
Development Authority Revenue,
                                 Educational Testing
Service, MBIA-Insured, Series E,
                                 6.000%, due 5/15/25
988,750
    600,000       AA           Rutgers State University
Refunding, State University of
                                 New Jersey, Series 92A,
6.400% due 5/1/13
654,000
  1,000,000       Baa1*        Shrewsbury Board of Education
COP,
                                 6.600% due 8/15/15
1,036,250
  1,000,000       AAA          South Brunswick Township,
Board of Education,
                               FGIC-Insured 6.400% due
8/1/21                                                 1
048,750

---------

5,232,438

=========
ESCROWED TO MATURITY(a)--8.1%
    700,000       AAA          Atlantic County Improvement
Luxury Tax Revenue,
                                 Convention Center, MBIA-
Insured,
                                 7.400% due 7/1/16
839,125
  1,OOO,OOO       AAA          New Jersey State Educational
Facility Authority,
                                 Fairleigh Dickinson
University, Series C,
                                 7.750% due 7/1/01
1,100,000
  2,470,000       AAA          New Jersey State Turnpike
Authority Revenue
                                 Refunding, 10.375% due
1/1/03
2,985,613
    125,000       AAA          Virgin Islands Public
Financing Authority Revenue,
                                 Series A, 7.300% due
10/1/18
149,531

---------

5,074,269

=========
FINANCE--2.0%
  1,155,000       Aaa*         New Jersey EDA, Economic
Development
                                Revenue, Series L, 7.100%
due 12/1/11 (b)
1,245,956

---------
GENERAL OBLIGATION--2.1%
    500,000       AAA          The City of Jersey City
(Hudson County), Fiscal
                                 Year Adjustment Bonds,
Series 1991B, FSA-Insured,
                                 8.400% due 5/15/06
624,375
    800,000       BBB          Guam Government GO, Series A,
5.375% due 11/15/13                                710,000

---------

1,334,375

=========

GOVERNMENT FACILITY--1.7%
  1,000,000       AAA          Puerto Rico Public Building
Authority Revenue,
                                 AMBAC-Insured, Series A,
6.250% due 7/1/14
1,072,500

---------

                      See Notes To Financial Statements.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

 FACE
AMOUNT             RATING             SECURITY
VALUE
------             ------             --------
-----
HOSPITAL--17.4%
                            New Jersey Health Care
Facilities Financing
                              Authority Revenue:
  $2,000,000       A*           Atlantic City Medical
Center, 6.800% due 7/1/11                         $
2,122,500
   1,985,000       Aa*          Cathedral Health Services
Inc., FHA-Insured,
                                  7.250% due 2/15/21
2,133,875
   1,300,000       Baal*        Deborah Heart & Lung Center,
6.300% due 7/1/23                            1,301 625
     750,000       A-           East Orange General
Hospital, Series B,
                                  7.750% due 7/1/20 (c)
794,063
   1,500,000       AAA          Irvington General Hospital,
FHA-Insured,
                                  6.375% due 8/1/15
1,571,250
   1,000,000       A-           Pascack Valley Hospital,
Series 91, 6.700% due 7/1/11                     1,015,000
   1,000,000       Baa*         St. Mary's Hospital,
Franciscan Sisters Health Systems,
                                  5.875% due 7/1/12
940,000
   1,150,000       AAA          Somerset Medical Center,
Series A, FGIC-Insured,
                                  5.200% due 7/1/24
1,032,125

-----------

10,910,438

===========
HOUSING: MULTI-FAMILY--3.3%
   1,000,000       AAA      New Jersey Housing & Mortgage
Finance Agency,
                              Housing Revenue Refunding
Bonds, Presidential Plaza,
                              FHA-Insured, 7.000% due 5/1/30
1,043,750
   1,000,000       A+       New Jersey State HFA Mortgage
Revenue, Series A,
                              Sec. 236, 8.250% due 11/1/20
1,000,000

---------

2,043,750

=========
HOUSING: SINGLE-FAMILY-6.2%
                            New Jersey State Housing &
Mortgage Finance Agency
                              Revenue, MBIA-Insured, Home
Mortgage:
     100,000       AAA           Series A, 7.875% due
10/1/17
105,250
     420,000       AAA           Series C, 8.000% due 4/1/12
445,725
   1,000,000       AAA           Series N, 5.900% due
10/1/12
998,750
   1,000,000       BBB      Puerto Rico Housing Bank &
Finance Agency,
                              Single-Family Mortgage, 7.500%
due 12/1/06                                  1,101,250
     225,000       AAA      Puerto Rico Housing Finance
Corporation,
                              Single-Family Mortgage, Series
A, GNMA-Collateralized,
                              7.800% due 10/15/21
235,406
   1,000,000       AAA      Virgin Islands HFA, Single-
Family Mortgage,
                              GNMA-Collateralized, 6.500%
due 3/1/25 (b)                                  1,006,250

---------

3,892,631

=========

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------


 FACE
AMOUNT             RATING                      SECURITY
VALUE
------             ------                      --------
-----
Industrial Development--5.1%
                            New Jersey EDA, Economic
Development Revenue:
$1,000,000         Aa1 *      Economic Growth Bonds, LOC
Banque Nationale
                              De Paris, 6.550% due 12/1/07
(b)                                      $ 1,045,000
 1,370,000         AA-      Economic Growth Bonds, Series E,
LOC National
                              Westminster USA, 5.400% due
10/1/13 (b)                                 1,311,775
 2,000,000         A+       State Contract Economic
Recovery, zero coupon
                              due 9/15/10
855,000

-----------

3,211,775

===========
Miscellaneous--0.7%
1,000,000          Aa*      New Jersey Building Authority,
State Building Revenue,
                              Garden State Parkway Savings
Bonds, Series 91A,
                              zero coupon due 6/15/11
420,000

-----------
Nursing Home--1.8%
1,000,000          Aaa*     New Jersey EDA, Economic
Development Bonds,
                             (Eagle Rock Convalescent, Inc.
1990),
                             GNMA-Collateralized,7.375% due
12/20/06                                  1,110,000

-----------
Pollution Control--1.6%
1,000,000          AA       Salem County Pollution Control
Financing Authority,
                              Waste Disposal Revenue, (E.I.
du Pont De Nemours
                              & Co.), 6.125% due 7/15/22 (b)
1,007,500

-----------
Pre-Refunded(a)--8.7%
  500,000          AAA      Hoboken, Union City, Weehawken
Sewer Authority,
                              Sewer Revenue, MBIA-Insured,
(Escrowed with
                              U.S. Government Securities to
8/1/99 Call @ 102),
                              7.250% due 8/1/19
558,750
  500,000          AAA      New Jersey Economic Development
Revenue Bonds,
                              New Jersey Performing Arts
Center Site, (Escrowed with
                              U.S. Government Securities to
6/15/01 Call @ 102),
                              6.750% due 6/15/12
530,000
  750,000          AAA      New Jersey Highway Authority,
Garden State Parkway
                              Revenue, (Escrowed with U.S.
Government Securities
                              to 1/1/99 Call @ 102), 7.250%
due 1/1/16                                  827,813
  500,000          AAA      New Jersey State GO, (Escrowed
with U.S. Government
                              Securities to 9/15/01 Call @
101.5), 6.800% due 9/15/11                   562,500
1,000,000          AAA      Puerto Rico Commonwealth Highway
Revenue, (Escrowed
                              with U.S. Government
Securities to 7/1/00 Call @ 102),
                              7.750% due 7/1/10
1,160,000


                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

FACE
AMOUNT             RATING                  SECURITY
VALUE
------             ------                  --------
-----
PRE-REFUNDED(A) -- 8.7% (CONTINUED)
  $ 790,000        AAA      Puerto Rico Electric Power
Authority, (Escrowed with
                              U.S. Government Securities to
7/1/99 Call @ 101.5),
                              7.125% due 7/1/14
$  877,888
    875,000        AAA      Virgin Islands Public Financing
Authority Revenue,
                              Series A, (Escrowed with U.S.
Government Securities
                              to 10/1/01 Call @ 101), 7.300%
due 10/1/18                              996,405

----------

5,513,356

==========
PUBLIC FACILITIES -- 3.8%
    615,000        A-       City of Atlantic City COP,
Series 1991 (Public Facilities
                              Lease Agreements Atlantic City
Project),
                              8.875% due 1/15/13
801,806
  1,000,000        NR       New Jersey Sports & Exposition
Authority Revenue,
                              Monmouth Park, Series A,
8.000% due 1/1/25                            1,091,250
    500,000        A+       North Jersey District Water
Supply Revenue,
                              Wanaque South Project, Series
A, 7.375% due 7/1/16                      522,500

---------

2,415,556

=========
SHORT-TERM(D) -- 0.8%
    500,000        A-1+     Port Authority New York & New
Jersey, 5.000% due 5/1/19                   500,000

----------
SOLID WASTE -- 5.1%
  2,000,000        A-       Union County Utility Authority,
Solid Waste Revenue,
                              Series A, 7.150% due 6/15/09
(b)                                      2,107,500
  1,035,000        A-       Union County, Solid Waste
Revenue, Series A,
                              7.200% due 6/15/14 (b)
1,086,750

---------

3,194,250

=========
TAX ALLOCATION -- 1.7%
  1,000,000        AAA      Mercer County Improvement
Revenue,
                              Reference-Insured, Series
A,6.700% due 4/1/13                         1,035,000

----------
TRANSPORTATION -- 9.7%
    800,000        A1*      Essex County Improvement
Authority, Airport Project
                              Revenue, Series 92, 6.800% due
11/1/21 (b)                              840,000
  1,000,000        Baa2*    New Jersey EDA Revenue,
(American Airlines Inc. Project),
                              7.100% due 11/1/31 (b)
1,041,250
  1,000,000        AAA      New Jersey State Transportation
Authority, Series A,
                              MBIA-Insured, 5.500% due
6/15/13                                        975,000
  1,500,000        AA-      Port Authority New York & New
Jersey, 67th Series,
                              6.875% due 1/1/25
1,578,750


                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Schedule of Investments (audited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------


FACE
AMOUNT             RATING
SECURITY                             VALUE
------             ------                                  -
-------                             -----
TRANSPORTATION--9.7% (CONTINUED)
$1,750,000         A        Puerto Rico Commonwealth Highway
& Transportation
                              Authority Highway Revenue,
Series W, 5.500%
                              due 7/1/15
$ 1,664,688

-----------

6,099,688

===========

UTILITIES--4.3%
 1,000,000         AAA      Middlesex County Utility
Authority Sewer Revenue
                              Refunding, Series A, MBIA-
Insured, (Inverse Floating
                              Rate Security convertible to
6.250% on 8/15/97),
                              6.775% variable due 8/15/10
(e)                                      1,091,250
 1,000,000         AAA      New Jersey EDA, Natural Gas
Facilities Revenue, Series A,
                              AMBAC-Insured, 6.250% due
8/1/24 (b)                                 1,030,000
 1,500,000         AAA      West New York Municipal Utility
Authority, Sewer
                              Revenue Refunding, FGIC-
Insured, zero coupon
                              due 12/15/12
577,500

------------

2,698,750

============
Water and Sewer--7.6%
   240,000         A+       The Hudson County Improvement
Authority, (Essential
                              Purpose Pooled Governmental
Loan Project),
                              Series 1986, 7.600% due 8/1/25
262,800
   250,000         AAA      Long Branch Sewer Authority
Revenue, FGIC-Insured,
                              7.150% due 6/01/10
282,187
                            New Jersey EDA:
 1,000,000         A         Sewer Facility, (Atlantic Sewer
Co.),
                               7.250% due 12/1/11
1,093,750
 1,000,000         AAA       Water Facilities Revenue
Refunding, (New Jersey
                               American Water Company
Project), Series A,
                               FGIC-Insured, 5.350% due
6/1/23                                       918,750
 1,000,000         NR        Water Facilities Revenue,
Series 1991, (New Jersey
                               American Water Company Inc.
Project),
                               7.400% due 11/1/01 (b)
1,080,000
   345,000         A*       Pennsville Authority Sewer
Revenue,7.100% due 11/1/20                    373,894
   700,000         AAA      Willingboro Municipal Utilities
Authority, Water &
                              Sewer Revenue, Series C, MBIA-
Insured,
                              7.000% due 1/1/11
779,625

-----------

4,791,006

-----------
                            TOTAL INVESTMENTS -- 100%
                            (Cost -- $59,866,528)(f)
$62,803,238

===========

See next page for explanation of footnotes.

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Schedule of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

(a)  Pre-Refunded bonds escrowed by U.S. Government
Securities and bonds
     escrowed to maturity by U.S. Government Securities are considered by manager to be triple-A rated even if issuer has not applied for new ratings.
(b) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.
(c)  Securities segregated by custodian.
(d) Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e) Residual interest bonds - coupon varies inversely with level of short-term tax-exempt interest rates.
(f) Aggregate cost for Federal income tax purposes is substantially the same.

     See pages 13 and 14 for definitions of ratings and certain security descriptions.


                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Bond Ratings
------------------------------------------------------------
--------------------

All ratings are by Standard & Poor's Corporation, except those identified by an asterisk (*) are rated by Moody's Investors Services. The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA     --  Bonds rated "AAA" have the highest rating
assigned by Standard &
            Poor's. Capacity to pay interest and repay
principal is extremely
            strong.
AA      --  Bonds rated "AA" have a very strong capacity to
pay interest and
            repay principal and differ from the highest
rated issue only in a
            small degree.
A       --  Bonds rated "A" have a strong capacity to pay
interest and
            repay principal although it is somewhat more
susceptible to the
            adverse effects of changes in circumstances and
economic conditions
            than debt in higher rated categories.
BBB     --  Bonds rated "BBB" are regarded as having an
adequate capacity to
            pay interest and repay principal. Whereas they
normally exhibit
            adequate protection parameters, adverse economic
conditions or
            changing circumstances are more likely to lead
to a weakened
            capacity to pay interest and repay principal for
debt in this
            category than in higher rated categories.



Moody's -- Numerical modifiers 1,2 and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa     --  Bonds that are rated "Aaa" are judged to be of
the best quality.
            They carry the smallest degree of investment
risk and are generally
            referred to as "gilt edge". Interest payments
are protected by a
            large or by an exceptionally stable margin and
principal is secure.
            While the various protective elements are likely
to change, such
            changes as can be visualized are most unlikely
to impair the
            fundamentally strong position of such issues.
Aa      --  Bonds that are rated "Aa" are judged to be of
high quality by
            all standards. Together with the Aaa group they
comprise what are
            generally known as high grade bonds. They are
rated lower than the
            best bonds because margins of protection may not
be as large in Aaa
            securities or fluctuation of protective elements
may be of greater
            amplitude or there may be other elements present
which make the
            long-term risks appear somewhat larger than in
Aaa securities.
A       --  Bonds that are rated "A" possess many favorable
investment
            attributes and are to be considered as upper
medium grade
            obligations. Factors giving security to
principal and interest are
            considered adequate but elements may be present
which suggest a
            susceptibility to impairment some time in the
future.
Baa     --  Bonds that are rated "Baa" are considered as
medium grade
            obligations, i.e., they are neither highly
protected nor poorly
            secured. Interest payments and principal
security appear adequate
            for the present but certain protective elements
may be lacking or
            may be characteristically unreliable over any
great length of time.
            Such bonds lack outstanding investment
characteristics and in fact
            have speculative characteristics as well.

NR      --  Indicates that the bond is not rated by Standard
& Poor's
            Corporation or Moody's Investors Services.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Short-Term Securities Ratings
------------------------------------------------------------
--------------------

SP-1    --  Standard & Poor's highest rate rating indicating
very strong or
            strong capacity to pay principal and interest;
those issues
            determined to possess overwhelming safety
characteristics are
            denoted with a plus (+) sign.
A-1     --  Standard & Poor's highest commercial paper and
variable-rate demand
            obligation (VRDO) rating indicating that the
degree of safety
            regarding timely payments is either overwhelming
or very strong;
            those issues determined to possess overwhelming
safety
            characteristics are denoted with a plus (+)
sign.
VMIG 1  --  Moody's highest rating for issues having a
demand feature -- VRDO.
P-1     --  Moody's highest rating for commercial paper and
for VRDO prior to
            the advent of the VMIG 1 rating.

------------------------------------------------------------
--------------------
Security Descriptions
------------------------------------------------------------
--------------------

ABAG    --  Association of Bay Area Governments
AIG     --  American International Guaranty
AMBAC   --  American Municipal Bond Assurance Corporation
BIG     --  Bond Investors Guaranty
CGIC    --  Capital Guaranty Insurance Company
COP     --  Certificate of Participation
EDA     --  Economic Development Authority
FGIC    --  Financial Guaranty Insurance Company
FHA     --  Federal Housing Administration
FHLMC   --  Federal Home Loan Mortgage Corporation
FLAIRS  --  Floating Adjustable Interest Rate Securities
FNMA    --  Federal National Mortgage Association
FSA     --  Federal Savings Association
GIC     --  Guaranteed Investment Contract
GNMA    --  Government National Mortgage Association
GO      --  General Obligation
HFA     --  Housing Finance Authority
IDA     --  Industrial Development Authority
IDB     --  Industrial Development Board
IDR     --  Industrial Development Revenue
INFLOS  --  Inverse Floaters
LOC     --  Letter of Credit
MBIA    --  Municipal Bond Investors Assurance Corporation
MVRICS  --  Municipal Variable Rate Inverse Coupon Security
PCR     --  Pollution Control Revenue
RIBS    --  Residual Interest Bonds
VA      --  Veterans Administration
VRDD    --  Variable Rate Daily Demand
VRWE    --  Variable Rate Wednesday Demand

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Schedule of Assets and Liabilities (unaudited)
September 30, 1995
------------------------------------------------------------
--------------------

ASSETS:
  Investments, at value (Cost-$59,866,528)
$62,803,238
  Cash
92,207
  Receivable for securities sold
95,000
  Interest receivable
1,102,233
  Other receivables
370
                                                        ----
-------
  Total Assets
64,093,048
                                                        ----
-------
LIABILITIES:
  Payable for securities purchased
1,108,130
  Dividends payable
293,902
  Management fees payable
47,518
  Distribution fees payable
5,436
  Accrued expenses
15,493
                                                        ----
-------
  Total Liabilities
1,470,479
                                                        ----
-------
Total Net Assets
$62,622,569

===========

NET ASSETS:
  Par value of shares of beneficial interest            $
4,627
  Capital paid in excess of par value
60,518,460
  Overdistributed net investment income
(11,668)
  Accmulated net realized loss on security
   transactions
(825,560)
  Net unrealized appreciation on investments
2,936,710
                                                        ----
-------
Total Net Assets
$62,622,569

===========

Shares Outstanding:
  Class A
4,214,864
  Class B
156,831
  Class C
255,362

Net Asset Value:
  Class A (and redemption price)
$13.53
  Class B*
$13.53
  Class C**
$13.52

Class A Maximum Public Offering Price Per Share
  (net asset value plus 4.17% of net asset value per
   share)
$14.09

======

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase
(See Note 4).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Statement of Operations (unaudited)
------------------------------------------------------------
--------------------
For the Six Months Ended September 30, 1995

INVESTMENT INCOME:
  Interest
$2,018,842

----------
EXPENSES:
  Management fees (Note 4)
143,583
  Distribution fees (Note 4)
61,956
  Shareholder and system servicing fees
13,462
  Shareholder communications
7,933
  Pricing service fees
7,018
  Audit and legal
6,131
  Registration fees
4,575
  Custody
4,026
  Trustees' fees
3,020
  Other
3,005

----------
  Total Expenses
254,709

----------
Net Investment Income
1,764,133

----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 5):
  Realized Gain From Security Transactions
  (excluding short-term securities):
    Proceeds from sales
6,949,731
    Cost of securities sold
6,775,982

----------
  Net Realized Gain
173,749

  Change in Net Unrealized Appreciation of Investments:
    Beginning of period
1,924,307
    End of period
2,936,710

----------
  Increase in Net Unrealized Appreciation
1,012,403

----------
Net Gain on Investments
1,186,152

----------
Increase in Net Assets From Operations
$2,950,285

==========

                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Statements of Changes in Net Assets
------------------------------------------------------------
--------------------
For the Six Months Ended September 30, 1995 (unaudited) and the Year Ended March 31, 1995

                                                   September
30       March 31
------------------------------------------------------------
------------------
OPERATIONS:
  Net investment income                             $
1,764,133    $ 3,953,002
  Net realized gain (loss)
173,749       (893,607)
  Increase in net unrealized appreciation
1,012,403        902,353
                                                    --------
---    -----------
  Increase in Net Assets From Operations
2,950,285      3,961,748
                                                    --------
---    -----------

DISTRIBUTIONS TO
SHAREHOLDERS FROM (NOTE 3):
  Net investment income
(1,798,941)    (3,976,821)
  Net realized gains
-         (8,752)
                                                    --------
---    -----------
  Decrease in Net Assets From
    Distributions to Shareholders
(1,798,941)    (3,985,573)
                                                    --------
---    -----------

FUND SHARE TRANSACTIONS (NOTE 7):
  Net proceeds from sale of shares
2,852,499     11,016,066
  Net asset value of shares issued for
    reinvestment of dividends
829,222      2,086,806
  Cost of shares reacquired
(4,861,647)   (22,333,035)
                                                    --------
---    -----------
  Decrease in Net Assets From
    Fund Share Transactions
(1,179,926)    (9,230,163)
                                                    --------
---    -----------

Decrease in Net Assets
(28,582)    (9,253,988)

NET ASSETS
  Beginning of period
62,651,151     71,905,139
                                                    --------
---    -----------
  End of period*
$62,622,569    $62,651,151

===========    ===========

* Includes undistributed (overdistributed) net
  investment income of:
$(11,668)       $23,140

========        =======


                      See Notes to Financial Statements.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited)
------------------------------------------------------------
--------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The New Jersey Portfolio ("Portfolio") is a separate investment portfolio of the Smith Barney Muni Funds ("Fund"). The Fund, a
Massachusetts business
trust, is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of this
Portfolio and eleven other separate investment portfolios:
California, Florida,
Georgia, Limited Term, New York, National, Ohio,
Pennsylvania, Florida Limited
Term, California Money Market and New York Money Market
Portfolios. The
financial statements and financial highlights for the other portfolios are presented in separate semi-annual reports.

    The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on the trade date; (b) securities are valued at bid prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) short-term securities and securities maturing within 60 days are valued at cost plus (minus) accreted discount (amortized premium), which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the applicable provisions security; (f) direct expenses are charged to the Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; and (g) the
Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all
Federal Income and excise taxes.

     2. PORTFOLIO CONCENTRATION

     Since the Portfolio invests primarily in obligations of issues within New
Jersey, it is subject to possible concentration risks associated with economic, political, or legal developments or individual or regional matters specifically affecting New Jersey.

     3. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Portfolio intends to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Portfolio.

     Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

     4. MANAGEMENT AGREEMENTS AND TRANSACTIONS WITH
        AFFILIATED PERSONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager to the Fund. The
Portfolio pays SBMFM a management fee calculated at the annual rate of 0.45% of the Portfolio's average daily net assets. This fee is calculated daily and paid monthly.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of
Fund shares. For the six months ended September 30,1995, SB received sales charges of approximately $31,000 on purchases of the Portfolio's Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC if redemption occurs within the first year from the date such investment was made. For the six months ended September 30, 1995, CDSCs of approximately $1,000 were paid to SB.

     Pursuant to the Distribution Plan, the Portfolio pays a service fee with respect to its Class A, B and C shares calculated at the annual rate of
0.15% of the average daily net assets of each class. In addition, the
Portfolio pays a distribution fee with respect to its Class B and C shares calculated at the annual rates of 0.50% and 0.55%, respectively, of the average daily net assets of each class.

     All officers and two Trustees of the Fund are employees of SB.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

    5. INVESTMENTS

    During the six months ended September 30, 1995, the aggregate cost of purchases and proceeds from sales (including maturities, but excluding short-term securities) of investments were as follows:

Purchases
$6,489,019

----------
Sales
6,949,731

----------

    At September 30, 1995, the gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

Gross unrealized appreciation
$3,293,412
Gross unrealized depreciation
(356,702)

----------
Net unrealized appreciation
$2,936,710

==========

    6. CAPITAL LOSS CARRYFORWARD

    At March 31, 1995, the Portfolio had for Federal tax purposes approximately
$999,309 of unused loss carryforwards available to offset future capital gains expiring March 31, 2003. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

    7. SHARES OF BENEFICIAL INTEREST

    At September 30, 1995, there were an unlimited amount of shares of beneficial interest of $0.001 par value authorized. The Portfolio has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective November 7, 1994, the Portfolio adopted a new class structure, renaming Class B shares as Class C shares and exchanging the former Class C shares into Class A shares. At September 30, 1995, total paid-in capital amounted to the following for each class:

                                  Class A        Class B
Class C
                                -----------     ----------
----------
                     .
Total Paid-In Capital           $54,906,811     $2,061,431
$3,554,845

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited)(continued)
------------------------------------------------------------
--------------------

   Transactions in shares of each class were as follows:


                                  Six Months Ended
Year Ended
                                 September 30, 1995
March 31, 1995*
                              -----------------------    ---
----------------------
                               Shares        Amount
Shares          Amount
                              ---------    ----------    ---
------      ----------
Class A+
Shares sold                     111,432   $ 1,503,827
720,829    $  9,328,289
Shares issued on reinvestment    55,766       747,120
149,704       1,955,106
Shares redeemed                (324,319)   (4,368,861)
(1,696,457)    (21,851,611)
                               --------   -----------    ---
------    ------------
Net Decrease                   (157,121)  $(2,117,914)
(825,924)   $(10,568,216)
                               ========   ===========
=========    ============
Class B
Shares sold                      75,421   $ 1,019,056
81,393    $  1,042,288
Shares issued on reinvestment     2,267        30,370
667           8,718
Shares redeemed                  (2,131)      (28,638)
(786)        (10,363)
                               --------   -----------    ---
------    ------------
Net Increase                     75,557   $ 1,020,788
81,274    $  1,040,643
                               ========   ===========
=========    ============
Class C++
Shares sold                      24,473   $   329,616
49,774    $    645,489
Shares issued on reinvestment     3,864        51,732
9,488         122,982
Shares redeemed                 (34,043)     (464,148)
(37,013)       (471,061)
                               --------   -----------    ---
------    ------------
Net Increase (Decrease)          (5,706)  $   (82,800)
22,249    $    297,410
                               ========   ===========
=========    ============

* For Class B shares, transactions are for the period from November 16, 1994
   (inception date) to March 31, 1995.
+ On October 10, 1994, the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from April 1,1994 to October 9, 1994 is included with Class A share activity.
++ On November 7, 1994, the former Class B shares were renamed Class C shares.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------

For a share of each class of beneficial interest outstanding throughout each period:

Class A Shares (a)                    1995(b)     1995
1994       1993      1992       1991(c)
------------------------------------------------------------
----------------------------------------
Net Asset Value,
Beginning of Period                   $ 13.29     $ 13.23
$ 13.71    $ 12.90   $ 12.52    $ 12.00
                                      -------     -------
-------    -------   -------    -------
Income From Operations:
  Net investment income (1)              0.38        0.77
0.79       0.82      0.86       0.34
  Net realized and unrealized
    gain (loss)                          0.24        0.07#
(0.47)      0.87      0.45       0.51
                                      -------     -------
-------    -------   -------    -------
Total Income From Operations             0.62        0.84
0.32       1.69      1.31       0.85
                                      -------     -------
-------    -------   -------    -------
Less Distributions From:
  Net investment income                 (0.38)      (0.78)
(0.80)     (0.82)    (0.85)     (0.33)
                                      -------     -------
-------    -------   -------    -------
  Net realized gains                        -           -
-        (0.06)    (0.08)       -
                                      -------     -------
-------    -------   -------    -------
Total Distributions                     (0.38)      (0.78)
(0.80)     (0.88)    (0.93)     (0.33)
                                      -------     -------
-------    -------   -------    -------
Net Asset Value, End of Period        $ 13.53     $ 13.29
$ 13.23    $ 13.71   $ 12.90    $ 12.52
Total Return                             4.75%++     6.64%
2.17%     13.55%    10.73%      7.12%++
Net Assets, End of Period (000s)      $57,048     $58,103
$66,459    $55,137   $35,969    $23,484
Ratios to Average Net Assets:
  Expenses (1)                           0.75%+      0.63%
0.44%      0.38%     0.31%      0.30%+
  Net investment income                  5.57+       5.94
5.63       6.15      6.63       7.15+
Portfolio Turnover Rate                  9.18%      27.76%
11.02%     26.04%    55.13%     19.61%

(a) On October 10, 1994 the former Class C shares were exchanged into Class A shares.
(b) For the six months ended September 30, 1995 (unaudited).
(c) For the period from October 11, 1990 (inception date) to
March 31,1991.
(1) The manager has waived all or a part of its fees in each year in the three-
    year period ended March 31, 1994. If such fees were not waived, the per share decreases in net investment income and the ratios of expenses to average net assets would be as follows:

                   Per Share Decreases
Expense Ratios
                 in Net Investment Income
Without Fee Waivers*
               --------------------------             ------
-------------------
                1994      1993      1992                1994
1993     1992
               ------    ------    ------              -----
-   ------   ------
Class A        $0.014    $0.023    $0.031              0.54%
0.55%    0.54%

# Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period.
* As a result of voluntary expense limitations the ratios of expenses to average net assets will not exceed 0.80% for Class A shares.
++ Total return is not annualized, as the result may not be representative of the total return for the year.
+  Annualized.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of beneficial interest outstanding throughout each period:

Class B Shares
1995(a)          1995(b)

-------          -------

Net Asset Value, Beginning of Period
$ 13.28          $ 12.26

-------          -------
Income From Operations:
        Net investment income
0.34             0.31
        Net realized and unrealized gain (1)
0.26             1.00#

-------          -------
Total Income From Operations
0.60             1.31

=======          =======
Less Distributions From:
        Net investment income
(0.35)           (0.29)
        Net realized gains
--               --
Total Distributions
(0.35)           (0.29)

-------          -------
Net Asset Value, End of Period
$ 13.53          $ 13.28

-------          -------
Total Return++
4.60%           10.86%
Net Assets, End of Period (000s)
$ 2,121          $ 1,080
Ratios to Average Net Assets+:
        Expenses (2)
1.24%            1.23%
        Net investment income
5.09             5.24
Portfolio Turnover Rate
9.18%           27.76%

========         =======

(a) For the six months ended September 30, 1995 (unaudited).
(b) For the Period from November 16,1994 (inception date) to
March 31,1995.
(1) Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period. # As a result of voluntary expense limitations, the ratios of expenses to
    average net assets will not exceed 1.30% for Class B shares.
++ Total return is not annualized, as the result may not be representative of the total return for the year.
 +  Annualized.

SMITH BARNEY MUNI FUNDS
NEW JERSEY PORTFOLIO

------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of beneficial interest outstanding throughout each period:

Class C Shares (a)                      1995(b)    1995
1994    1993(c)
------------------------------------------------------------
----------------
Net Asset Value, Beginning of Period    $13.28    $13.22
$13.71   $13.36
                                        ------    ------
------   ------
Income From Operations:
  Net investment income (1)               0.34      0.69
0.70     0.21
  Net realized and unrealized
   gain (loss)                            0.25      0.06#
(0.48)    0.33
                                        ------    ------
------   ------
Total Income From Operations              0.59      0.75
0.22     0.54
                                        ------    ------
------   ------
Less Distributions From:
  Net investment income                  (0.35)    (0.69)
(0.71)   (0.19)
  Net realized gains                         -         -
-        -
                                        ------    ------
------   ------
Total Distributions                      (0.35)    (0.69)
(0.71)   (0.19)
                                        ------    ------
------   ------

Net Asset Value, End of Period          $13.52    $13.28
$13.22   $13.71
                                        ------    ------
------   ------

Total Return                              4.50%++   5.91%
1.40%    4.04%++

Net Assets, End of Period (000s)        $3,454    $3,468
$3,156     $786

Ratios to Average Net Assets:
  Expenses (1)                            1.32%+    1.27%
1.17%    1.08%+
  Net investment income                   5.01+     5.28
4.85     5.28+

Portfolio Turnover Rate                   9.18%    27.76%
11.02%   26.04%

(a) On November 7, 1994, the former Class B shares were renamed Class C shares.
(b) For the six months ended September 30, 1995 (unaudited).
(c) For the period from January 5, 1993 (inception date) to
March 31, 1993.
(1) The manager has waived all or a part of its fees in each year in the two-
    year period ended March 31, 1994. If such fees were not waived, the per share decreases in net investment income and the ratios of expenses to average net assets would be as follows:

                     Per Share Decreases             Expense
Ratios
                  in Net Investment Income        Without
Fee Waivers*
                  ------------------------        ----------
----------
                    1994          1993(c)          1994
1993(c)
                   ------         -------         ------
-------
   Class C         $0.012         $0.007           1.25%
1.23%+

 # Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the net asset value at the beginning of the period.
 * As a result of voluntary expense limitations, the ratios of expenses to average net assets will not exceed 1.35% for Class C shares.
++ Total return is not annualized, as the result may not be representative of the total return for the year.
 + Annualized.

SMITH BARNEY
MUNI FUNDS

TRUSTEES

Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan
C. Richard Youngdahl

OFFICERS

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Peter M. Coffey
Vice President

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary

SMITH BARNEY
------------
A member of Travelers Group [LOGO]


INVESTMENT MANAGER

Smith Barney Mutual
Funds Management Inc.

DISTRIBUTOR

Smith Barney Inc.

CUSTODIAN

PNC Bank

SHAREHOLDER
SERVICING AGENT
The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of
Smith Barney Muni Funds New Jersey Portfolio. It is not authorized for distribu-tion to prospective investors unless accompanied or preceded by a current
Prospectus for the Portfolio, which contains information concerning the
Portfolio's investment policies and expenses as well as other pertinent information.

SMITH BARNEY MUNI FUNDS
388 Greenwich Street
New York, New York  10013



FD0808 11/95
82108
                               ------------------
                               SEMI-ANNUAL REPORT
                               ------------------






                                              Smith Barney
                                              Muni Funds
                                              Georgia
Portfolio
                                              Ohio Portfolio
                                              Pennsylvania
Portfolio
                                              --------------
---------
                                              September 30,
1995



                                       [LOGO] Smith Barney
Mutual Funds
                                              Investing for
your future.
                                              Every day.

                    ----------------------------------------
-
                    Georgia, Ohio and Pennsylvania
Portfolios
                    ----------------------------------------
-


Dear Shareholder:

We are pleased to provide you with this semi-annual report, which includes unaudited financial statements, for the Smith Barney Muni
Funds -- Georgia, Ohio
and Pennsylvania Portfolios. This report covers the six months ended September
30, 1995. For your convenience, we have summarized this period's prevailing economic and market conditions below and outlined our portfolio strategy during this time. A more detailed summary of performance and current holdings can be found in the Historical Performance and Schedule of Investments sections that follow.

Market & Economic Overview

Over the past six months, the fixed income markets have been characterized by generally lower interest rates, as measured by the decline of 30-Year Treasuries from 7.43% on March 31, 1995 to 6.50% on September 30, 1995, a drop of nearly
100 basis points. Long-term municipal bond yields, however, barely budged over the time period, starting out on March 30, 1995 at 6.29% as represented by the
Bond Buyer's 25-Year Revenue Bond Index and finishing at
6.27% on September 28,
1995. This is due primarily to tax reform concerns.

Although some analysts have been forecasting a slight pick-up in economic activity during the final quarter of 1995, it now appears that the Federal
Reserve Board has been successful in controlling inflation and encouraging a sustainable and slower rate of economic growth this year. The Board declined to alter the federal funds rate in September, leaving it unchanged at 5.75%, a move that reflected its confidence in the current rate of economic growth. However, while the economy did pick up steam compared to the sluggish first quarter of
1995, conflicting indicators all point to continued economic uncertainty going into 1996. Consumer spending is rising at an annual pace of 2.5% to 3%, a relatively neutral rate further tempered by recent indications that consumer households are growing more cautious.

A number of other economic indicators edged up over the past six months compared to early 1995, including car buying, housing starts and industrial production before slowing again in September. The most recent Index of Leading Indicators
-- used by the U.S. Government to forecast economic conditions -- eased downward slightly in September, fueled by cheaper commodity prices. This index measures eleven different indicators, ranging from unemployment benefit claims to building permits. While a majority of these indicators showed a slight uptick in
September, others dipped. The overall result was confirmation of our expectations for slow economic growth and steady, or even lower, interest rates by year end.

In response to these conditions, the municipal bond market continued to lag somewhat relative to Treasuries. The big uncertainty over the municipal market continues to be tax reform. The current budget, which is heading for a showdown in Washington, D.C., contains a capital gains cut but does not address broader tax reform. Flat tax proposals are still being discussed, but a number of alternate reform measures are on the table as well. We expect this issue to emerge as the centerpiece of the 1996 Presidential elections.

In short, until a more definite consensus emerges from Washington, D.C., we can not be certain of the impact on municipal bonds and are holding fast on our relatively cautious investment approach. Looking forward -- and absent radical tax reform -- we expect municipal bonds to perform well relative to taxable investments, due primarily to diminishing supply. There continues to be little refinancing or new issue activity. New issue activity is increasing toward year-end but remains well below the levels seen in previous years. The Public
Securities Association now predicts approximately $140 billion in new issues by the end of 1995, less than half the record amount that came to market in 1993.
This reduction in supply has helped to support underlying values. If the supply situation continues into 1996 as we expect, stronger appreciation opportunities could develop, particularly for bonds with long maturities and good call protection.

Georgia Economic Highlights

Georgia's general obligation debt is currently rated "AAA" by Fitch, "Aaa" by
Moody's and "AA+" by Standard and Poor's, and enjoys a "stable" outlook for the future from these agencies. Georgia's continuing superior credit standing is due to the state's excellent debt policies, sound financial operations, past sustained growth and the potential for further development in the future, particularly from the upcoming Summer Olympics. The state appears to have rebounded quickly from the recent national economic downturn. Georgia's 1995-96 budget is balanced, revenues are steady and employment continues to rise, as does construction, services, trade, manufacturing and government activity.

Georgia Portfolio Performance

The Georgia Portfolio posted a total return of 11.60% (Class
A shares) for the
year ended September 30, 1995. This return compares favorable with the 10.10% average total return for all Georgia municipal funds tracked by Lipper
Analytical Services for this same time period.

Pennsylvania Economic Highlights

Pennsylvania's general obligation debt has a "AA-" rating from Fitch, along with a "stable" outlook for the future. Economic recovery within the state is slow but steady and overall financial health is being brightened by a balanced
1995-1996 budget and current government emphasis on budget controls and corporate tax cuts. The state's strong cash management abilities remain evident and are a integral component of its superior rating.

Pennsylvania Portfolio Performance

The Pennsylvania Portfolio posted a total return of 11.47%
(Class A shares) for
the year ended September 30, 1995. This return compared favorably with the 9.90% average total return for all Pennsylvania municipal funds tracked by Lipper
Analytical Services for this same time period.

Georgia & Pennsylvania Portfolio Strategy

While there are certainly some near-term risks at current market levels, our long-term outlook for inflation and interest rates is positive. In addition, long-term municipals are currently offering excellent value relative to taxable investments. At more than 90% of the yield on 30-year Treasuries, all but the most radical of tax reform proposals is fully discounted in current long-term municipal bond prices. Accordingly, we will continue to balance the interest rate sensitivity of these Portfolios by investing in a strategically diversified combination of short- and long-term maturities, but with a bias toward lengthening the overall maturity structures. We intend to retain most of our substantial commitment to higher coupon issues trading at a premium and callable prior to maturity for the high income they are providing and the measure of protection they afford in the event interest rates should rise. However, we are increasing our focus on issues with comparable maturities but greater call protection in anticipation of a possible further downturn in rates at the end of this year or early 1996.

Ohio Economic Highlights

The economic outlook for Ohio and its localities has improved from the dark days of the mid-1980s. With state government taking an aggressive approach to job growth and economic development, Ohio has become a more attractive place for both taxpayers and businesses. State officials have accomplished this primarily by controlling spending, reducing state government, and offering small businesses and state farmers reduced loan programs. In addition, Ohio has worked hard to keep its major sports franchises, although it appears that, as of this writing, the NFL Cleveland Browns will soon be calling Baltimore, Maryland their new home. Complementing this new pro-business and taxpayer environment in Ohio, voters overwhelmingly approved a $1.2 billion bond issue to improve the state's infrastructure, a notable development since voters have traditionally rejected initiatives that might raise their taxes.

Another recent newsworthy event in Ohio has been the remarkable turnaround of
Cuyahoga county since its financial problems regarding the SAFE Investment pool of 1994. Local school districts were, more or less, expected to invest their short-term cash into this investment pool. As a result of aggressive investment strategies, the pool lost approximately $114 million dollars which led to a downgrading of the county's debt to "A-1" by Moody's Investors Service.
Unlike Orange County in California, Cuyahoga accepted full responsibility when it came to making the pool participants whole. By utilizing effective cash management strategies and cutting its budget, the county has turned things around, and, in the process, had their rating restored to "AA." Ohio Portfolio
Performance

The Ohio Long-Term Portfolio posted a total return of 11.45% (Class A shares) for the year ended September 30, 1995. This return compares favorably with the
9.93% average total return for all Ohio municipal bond funds tracked by Lipper
Analytical Services during the same time period. With respect to the Ohio
Portfolio's investment strategy, we have maintained a high-quality portfolio with 94% in investment-grade securities.

     We were saddened by the loss of an outstanding business leader and Trustee of the Portfolios: Ralph D. Creasman. He made significant contributions to his community and state. His wisdom and influence will be missed.

At this time, we would like to thank you for your continued participation in our
Smith Barney municipal portfolios and for your ongoing confidence in our investment management approach.


Sincerely,


/S/ HEATH B. MCLENDON                    /S/ PETER M. COFFEY
Heath B. McLendon                        Peter M. Coffey
Chairman and                             Vice President and
Chief Executive Officer                  Investment Officer
                                         Georgia and
Pennsylvania Portfolios




                                         /S/ LAWRENCE T.
MCDERMOTT
                                         Lawrence T.
McDermott
                                         Vice President and
                                         Investment Officer
                                         Ohio Portfolio

November 8, 1995

Smith Barney Muni Funds
Georgia Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------
                      Net Asset Value
                    ------------------
                    Beginning   End of     Income
Capital Gain      Total
Period Ended        of Period   Period    Dividends
Distributions   Returns(1)
============================================================
====================
9/30/95              $12.10     $12.43     $0.36
$0.00          5.73%+
------------------------------------------------------------
--------------------
Inception* - 3/31/95  12.00      12.10      0.62
0.00          6.29+
============================================================
====================
Total                                      $0.98
$0.00
============================================================
====================

------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
--------------------
                      Net Asset Value
                    ------------------
                    Beginning   End of     Income
Capital Gain      Total
Period Ended        of Period   Period    Dividends
Distributions   Returns(1)
============================================================
====================
9/30/95              $12.11    $12.43      $0.33
$0.00          5.41%+
------------------------------------------------------------
--------------------
Inception* - 3/31/95  12.00     12.11       0.49
0.00          2.88+
============================================================
====================
Total                                      $0.82
$0.00
============================================================
====================

------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
--------------------
                      Net Asset Value
                    ------------------
                    Beginning   End of     Income
Capital Gain      Total
Period Ended        of Period   Period    Dividends
Distributions   Returns(1)
============================================================
====================
9/30/95              $12.09    $12.42      $0.32
$0.00          5.48%+
------------------------------------------------------------
--------------------
Inception* - 3/31/95  12.06     12.09       0.56
0.00          5.11+
============================================================
====================
Total                                      $0.88
$0.00
============================================================
====================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Smith Barney Muni Funds
Georgia Portfolio
------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

                                                  Without
Sales Charge (1)
                                           -----------------
--------------------
                                           Class A
Class B        Class C
============================================================
====================
Six Months Ended 9/30/95+                    5.73%
5.41%          5.48%
------------------------------------------------------------
--------------------
Year Ended 9/30/95                          11.57
10.99          11.05
------------------------------------------------------------
--------------------
Inception* through 9/30/95                   8.15
6.47           7.30
------------------------------------------------------------
--------------------

                                                    With
Sales Charge (2)
                                           -----------------
--------------------
                                           Class A
Class B        Class C
============================================================
====================
Six Months Ended 9/30/95+                    1.54%
0.91%          4.48%
------------------------------------------------------------
--------------------
Year Ended 9/30/95                           7.12
6.50          10.05
------------------------------------------------------------
--------------------
Inception* through 9/30/95                   5.24
3.43           7.30
------------------------------------------------------------
--------------------

------------------------------------------------------------
--------------------
Cumulative Total Return
------------------------------------------------------------
--------------------

                                                  Without
Sales Charge (1)
                                           -----------------
--------------------
Class A (Inception* through 9/30/95)
12.40%
------------------------------------------------------------
--------------------
Class B (Inception* through 9/30/95)
8.45
------------------------------------------------------------
--------------------
Class C (Inception* through 9/30/95)
10.87
------------------------------------------------------------
--------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 4.00% and Class B shares reflect the deduction of a
     4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

*    Inception dates for Class A, B and C shares are April
4, 1994, June 15,
     1994 and April 14, 1994, respectively.

+    Total return is not annualized, as it may not be
representative of the
     total return for the year.

Smith Barney Muni Funds
Georgia Portfolio
------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------

                 Growth of $10,000 Invested in Class A
Shares of
             the Georgia Portfolio vs. Lehman Muni Bond Fund
Index+
                                   (unaudited)

------------------------------------------------------------
--------------------

                          April 1994 -- September 1995

    [The following table was represented by a chart in the printed material.]


                                     Georgia
Lehman Muni
                    Date            Portfolio         Bond
Fund Index
                    ----            ---------         ------
---------
                   4/4/94             9600
10000
                     6/94             9588
9919
                     9/94             9662
10147
                    12/94             9393
9916
                     3/95            10193
10903
                     6/95            10515
11102
                     9/95            10778
11405

+   Hypothetical illustration of $10,000 invested in Class A
shares at inception
    on April 4, 1994, assuming deduction of the maximum
4.00% sales charge at
    the time of investment and reinvestment of dividends and capital gains at net asset value through September 30, 1995. The Lehman
Muni Bond Fund Index
    is a broad based, total return index, composed of 8,000 actual bonds which are all investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since
    January, 1984. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the
    Portfolio's other classes may be greater or less than the Class A shares'
    performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Muni Funds
Ohio Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------
                      Net Asset Value
                    ------------------
                    Beginning   End of     Income
Capital Gain      Total
Period Ended        of Period   Period    Dividends
Distributions   Returns(1)
============================================================
====================
9/30/95              $11.97     $12.21      $0.33
$0.00         4.88%+
------------------------------------------------------------
--------------------
Inception* - 3/31/95  12.00      11.97       0.48
0.00         4.04+
============================================================
====================
Total                                       $0.81
$0.00
============================================================
====================

------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
--------------------
                      Net Asset Value
                    ------------------
                    Beginning   End of     Income
Capital Gain      Total
Period Ended        of Period   Period    Dividends
Distributions   Returns(1)
============================================================
====================
9/30/95              $11.96     $12.20      $0.31
$0.00         4.65%+
------------------------------------------------------------
--------------------
Inception* - 3/31/95  12.02      11.96       0.43
0.00         3.31+
============================================================
====================
Total                                       $0.74
$0.00
============================================================
====================

------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
--------------------
                      Net Asset Value
                    ------------------
                    Beginning   End of     Income
Capital Gain      Total
Period Ended        of Period   Period    Dividends
Distributions   Returns(1)
============================================================
====================
9/30/95              $11.96     $12.21      $0.31
$0.00         4.72%+
------------------------------------------------------------
--------------------
Inception* - 3/31/95  12.02      11.96       0.43
0.00         3.28+
============================================================
====================
Total                                       $0.74
$0.00
============================================================
====================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Smith Barney Muni Funds
Ohio Portfolio
------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

                                                  Without
Sales Charge (1)
                                         -------------------
--------------------
                                          Class A
Class B        Class C
============================================================
====================
Six Months Ended 9/30/95+                   4.88%
4.65%          4.72%
------------------------------------------------------------
--------------------
Year Ended 9/30/95                         11.48
10.92           9.96
------------------------------------------------------------
--------------------
Inception* through 9/30/95                  6.95
6.21           6.23
------------------------------------------------------------
--------------------

                                                   With
Sales Charge (2)
                                         -------------------
--------------------
                                          Class A
Class B        Class C
============================================================
====================
Six Months Ended 9/30/95+                   0.68%
0.15%          3.72%
------------------------------------------------------------
--------------------
Year Ended 9/30/95                          7.02
6.42           9.96
------------------------------------------------------------
--------------------
Inception* through 9/30/95                  3.64
3.16           6.23
------------------------------------------------------------
--------------------

------------------------------------------------------------
--------------------
Cumulative Total Return
------------------------------------------------------------
--------------------

                                                  Without
Sales Charge (1)
                                             ---------------
--------------------
Class A (Inception* through 9/30/95)
9.12%
------------------------------------------------------------
--------------------
Class B (Inception* through 9/30/95)
8.12
------------------------------------------------------------
--------------------
Class C (Inception* through 9/30/95)
8.15
------------------------------------------------------------
--------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 4.00% and Class B shares reflect the deduction of a
    4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

*   Inception dates for Class A, B and C shares are June 13,
1994, June 14, 1994
    and June 14, 1994, respectively.

+   Total return is not annualized, as it may not be
representative of the total
    return for the year.

Smith Barney Muni Funds
Ohio Portfolio
------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------

                 Growth of $10,000 Invested in Class A
Shares of
               the Ohio Portfolio vs. Lehman Muni Bond Fund
Index+
                                   (unaudited)

------------------------------------------------------------
--------------------

                           June 1994 -- September 1995

  [The following table was represented by a chart in the printed material.]


                                 Ohio           Lehman Muni
                Date           Portfolio        Bond Index
                -----         ----------        -----------
               4/4/94            9600              10000
                 6/94            9392               9880
                 9/94            9392              10108
                12/94            9140               9877
                 3/95            9981              10860
                 6/95           10154              11059
                 9/95           10468              11360


+   Hypothetical illustration of $10,000 invested in Class A
shares at inception
    on June 13, 1994, assuming deduction of the maximum
4.00% sales charge at
    the time of investment and reinvestment of dividends and capital gains at net asset value through September 30, 1995. The Lehman
Muni Bond Fund Index
    is a broad based, total return index, composed of 8,000 actual bonds which are all investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since
    January, 1984. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the
    Portfolio's other classes may be greater or less than the Class A shares'
    performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Muni Funds
Pennsylvania Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------
                       Net Asset Value
                    ------------------
                    Beginning   End of     Income
Capital Gain      Total
Period Ended        of Period   Period    Dividends
Distributions   Returns(1)
============================================================
====================
9/30/95              $12.40     $12.66      $0.36
$0.00         5.06%+
------------------------------------------------------------
--------------------
Inception* - 3/31/95  12.00      12.40       0.62
0.00         8.82+
============================================================
====================
Total                                       $0.98
$0.00
============================================================
====================

------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
--------------------
                      Net Asset Value
                    ------------------
                    Beginning   End of     Income
Capital Gain      Total
Period Ended        of Period   Period    Dividends
Distributions   Returns(1)
============================================================
====================
9/30/95              $12.39     $12.65      $0.32
$0.00         4.77%+
------------------------------------------------------------
--------------------
Inception* - 3/31/95  12.35      12.39       0.48
0.00         4.43+
============================================================
====================
Total                                       $0.80
$0.00
============================================================
====================

------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
--------------------
                      Net Asset Value
                    ------------------
                    Beginning   End of     Income
Capital Gain      Total
Period Ended        of Period   Period    Dividends
Distributions   Returns(1)
============================================================
====================
9/30/95              $12.39     $12.65      $0.33
$0.00         4.81%+
------------------------------------------------------------
--------------------
Inception* - 3/31/95  12.00      12.39       0.56
0.00         8.14+
============================================================
====================
Total                                       $0.89
$0.00
============================================================
====================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Smith Barney Muni Funds
Pennsylvania Portfolio
------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

                                                  Without
Sales Charge (1)
                                          ------------------
--------------------
                                          Class A
Class B        Class C
============================================================
====================
Six Months Ended 9/30/95+                   5.06%
4.77%          4.81%
------------------------------------------------------------
--------------------
Year Ended 9/30/95                         11.46
10.86          10.93
------------------------------------------------------------
--------------------
Inception* through 9/30/95                  9.40
7.28           8.76
------------------------------------------------------------
--------------------

                                                    With
Sales Charge (2)
                                          ------------------
--------------------
                                          Class A
Class B        Class C
============================================================
====================
Six Months Ended 9/30/95+                   0.84%
0.27%          3.81%
------------------------------------------------------------
--------------------
Year Ended 9/30/95                          7.01
6.37           9.93
------------------------------------------------------------
--------------------
Inception* through 9/30/95                  6.45
4.22           8.78
------------------------------------------------------------
--------------------

------------------------------------------------------------
--------------------
Cumulative Total Return
------------------------------------------------------------
--------------------

                                                  Without
Sales Charge (1)
                                            ----------------
--------------------
Class A (Inception* through 9/30/95)
14.33%
------------------------------------------------------------
--------------------
Class B (Inception* through 9/30/95)
9.43
------------------------------------------------------------
--------------------
Class C (Inception* through 9/30/95)
13.34
------------------------------------------------------------
--------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum sales charge of 4.00% and Class B shares reflect the deduction of a
    4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

*   Inception dates for Class A, B and C shares are April 4,
1994, June 20, 1994
    and April 5, 1994, respectively.

+   Total return is not annualized, as it may not be
representative of the total
    return for the year.

Smith Barney Muni Funds
Pennsylvania Portfolio
------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------

                 Growth of $10,000 Invested in Class A
Shares of
           the Pennsylvania Portfolio vs. Lehman Muni Bond
Fund Index+
                                   (unaudited)

------------------------------------------------------------
--------------------

                          April 1994 -- September 1995

   [The following table was represented by a chart in the printed material.]


                               Pennsylvania      Lehman Muni
                   Date          Portfolio      Bond Fund
Index
                   ----          ---------      ------------
---
                  4/4/94           9600             10000
                    6/94           9781              9919
                    9/94           9839             10147
                   12/94           9659              9916
                    3/95          10436             10903
                    6/95          10672             11102
                    9/95          10964             11405


+   Hypothetical illustration of $10,000 invested in Class A
shares at inception
    on April 4, 1994, assuming deduction of the maximum
4.00% sales charge at
    the time of investment and reinvestment of dividends and capital gains at net asset value through September 30, 1995. The Lehman
Muni Bond Fund Index
    is a broad based, total return index, composed of 8,000 actual bonds which are all investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since
    January, 1984. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the
    Portfolio's other classes may be greater or less than the Class A shares'
    performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

    All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited)
September 30, 1995
------------------------------------------------------------
--------------------

                                GEORGIA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Education -- 7.6%
$  250,000   AAA    Cherokee County School, AMBAC-Insured,
5.875%
                      due 2/1/09
$ 262,812
   600,000   AAA    Marietta Development Authority Revenue,
First
                      Mortgage, (Life College), Series B,
5.750%
                      due 9/1/14
586,500
   250,000   AAA    Ware County School District, MBIA-
Insured,
                      5.850% due 2/1/15
251,250
------------------------------------------------------------
--------------------

1,100,562
------------------------------------------------------------
--------------------
Escrowed to Maturity(a) -- 5.6%
1,875,000    Aaa*   Colquitt County Development Authority
Revenue,
                      Sub-Series C, zero coupon due 12/1/21
309,375
1,025,000    Aaa*   Richmond County Development Authority,
                      Sub-Series C, zero coupon due 12/1/21
169,125
2,000,000    Aaa*   Washington, Georgia Wilkes Payroll
Development
                      Authority, zero coupon due 12/1/21
330,000
------------------------------------------------------------
--------------------

808,500
------------------------------------------------------------
--------------------
General Obligation -- 4.8%
  220,000    Aaa*   Georgia State GO, 6.800% due 3/1/11
252,175
  500,000    BBB    Guam Government GO, Series A, 5.375%
                      due 11/15/13
443,750
------------------------------------------------------------
--------------------

695,925
------------------------------------------------------------
--------------------
Hospitals -- 18.7%
  270,000    AAA    Cobb County Kennestone Hospital
Authority
                      Revenue, MBIA-Insured, 7.750% due
2/1/07          312,863
  500,000    Baa1*  Fulco County Hospital Authority Revenue
                      Anticipation Certificates, Georgia
Baptist
                      Healthcare, Series A, 6.250% due
9/1/13           475,000
  500,000    AAA    Gordan County Adventist Health System,
                      MBIA-Insured, 5.500% due 7/1/06
473,125
  500,000    BBB    Puerto Rico Industrial Tourist
Educational,
                      Medical & Environmental Control
Facility
                      Finance Authority, (Ryder Memorial
Hospital
                      Project), Series A, 6.700% due 5/1/24
505,000
  500,000    BBB+   Savannah Hospital Authority, Candler
Hospital,
                      7.000% due 1/1/11
508,125
  300,000    AAA    Tri City Hospital Authority, Hospital
Revenue,
                      FGIC-Insured, 10.250% due 7/1/06
418,875
------------------------------------------------------------
--------------------

2,692,988
------------------------------------------------------------
--------------------
Housing: Multi-Family -- 4.0%
  250,000    AAA    Atlanta Urban Residential Finance
Authority,
                      Multi-Family Housing Revenue, (Cascade
Pines
                      Housing Project), 6.250% due 9/1/10
248,750
  300,000    AAA    De Kalb County Housing Authority Revenue
                      Refunding, MBIA-Insured, 7.750% due
1/1/26        321,375
------------------------------------------------------------
--------------------

570,125
------------------------------------------------------------
--------------------

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                                GEORGIA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Housing: Single-Family -- 14.2%
$ 250,000    A*     Cobb County Housing Authority Refunding,
                      (Signature Place Project), Series A,
                      6.875% due 10/1/17
$ 255,937
  500,000    AAA    Fulton County Housing Authority Single-
Family
                      Management Revenue, Series A,
                      GNMA-Collateralized, 6.600% due
3/1/28(b)         506,875
  350,000    AA+    Georgia State Housing Finance Authority
Revenue,
                      Single-Family Mortgage, Series A,
                      FHA-Insured, 6.600% due 12/1/23(b)
357,000
  345,000    AA+    Georgia State Residential Finance
Authority,
                      Home Ownership Mortgage, Series A, FHA-
Insured,
                      7.250% due 12/1/21(b)
364,838
  550,000    AAA    Virgin Islands Housing Finance
Authority,
                      Single-Family Mortgage, Series A, GNMA-
Insured,
                      6.450% due 3/1/16(b)
553,437
------------------------------------------------------------
--------------------

2,038,087
------------------------------------------------------------
--------------------
Industrial Development -- 6.8%
  500,000    A*     Coweta Development Authority, IDR,
(Sivaco
                      National Wire Co.), 5.400% due
2/1/09(b)          468,125
  500,000    A1*    Savannah Economic Development Authority,
IDR,
                      6.150% due 3/1/17
510,000
------------------------------------------------------------
--------------------

978,125
------------------------------------------------------------
--------------------
Pollution Control -- 3.1%
  400,000    AAA    Burke County Pollution Control,
(Ogelthorpe
                      Power Co. Vogtle Project), MBIA-
Insured,
                      7.500% due 1/1/03
445,500
------------------------------------------------------------
--------------------
Pre-Refunded(a) -- 1.8%
1,000,000    AAA    Atlanta Urban Residential Finance
Authority,
                      Single-Family Management Revenue,
(Escrowed
                      with U.S. Government Securities to
4/1/15
                      Call @ 85), zero coupon due 10/1/16
265,000
------------------------------------------------------------
--------------------
Power -- 5.9%
  500,000    AAA    Georgia Municipal Electric Authority
Power
                      Revenue, Series EE, AMBAC-Insured,
7.250%
                      due 1/1/24
596,875
300,000      BBB    Guam Government Power Authority Revenue,
                      Series A, 5.250% due 10/1/23
258,375
------------------------------------------------------------
--------------------

855,250
------------------------------------------------------------
--------------------
Public Facilities -- 1.9%
  250,000    AAA    Butts County COP, MBIA-Insured, 6.750%
                      due 12/1/14
268,750
------------------------------------------------------------
--------------------
Short-Term(c) -- 4.2%
  200,000    A-1    Burke County Pollution Control
Authority,
                      5th Series, 5.100% due 7/1/24
200,000
  400,000    A-1    Monroe County Development Authority,
Pollution
                      Control Gulf Power Company, 5.000% due
9/1/24     400,000
------------------------------------------------------------
--------------------

600,000
------------------------------------------------------------
--------------------

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                                GEORGIA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Transportation -- 1.9%
$ 250,000    AAA    Metro Atlanta Rapid Transit Authority
Revenue
                      Refunding, Series P, AMBAC-Insured,
                      6.250% due 7/1/20
$   266,250
------------------------------------------------------------
--------------------
Utilities -- 12.5%
  500,000    A-     Georgia Muni Gas Authority Revenue,
(Southern
                      Storage Gas Project), 6.300% due
7/1/09           513,750
  640,000    AA     Hogansville Combined Public UtiIity
System,
                      Asset Guaranty, 5.850% due 10/1/15
616,000
  485,000    AAA    Puerto Rico Commonwealth Aqueduct &
Sewer
                      Authority, 10.250% due 7/1/09
670,513
------------------------------------------------------------
--------------------

1,800,263
------------------------------------------------------------
--------------------
Water and Sewer -- 7.0%
  300,000    AAA    Fulton County Water & Sewer Revenue,
                      FGIC-Insured, 6.375% due 1/1/14
324,375
  850,000    AA+    Gwinnett County Water & Sewer Revenue,
                      zero coupon due 8/1/09
404,812
  300,000    AAA   Henry County Water & Sewer Authority
Revenue,
                      Series A, AMBAC-Insured, 5.125% due
2/1/13        276,750
------------------------------------------------------------
--------------------

1,005,937
------------------------------------------------------------
--------------------
            TOTAL INVESTMENTS -- 100% (Cost --
$13,859,519)(d)      $14,391,262
============================================================
====================

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                                 OHIO PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Education -- 11.8%
$ 100,000    AAA    Dublin County City School Districts,
                      AMBAC-Insured, 6.200% due 12/1/19
$ 102,750
  200,000    AAA    Lakeview Local School District, AMBAC-
Insured,
                      6.900% due 12/1/14
218,500
  100,000    AAA    North Royalton City School, MBIA-
Insured,
                      6.100% due 12/1/1
102,625
                    Ohio State Higher Education Facilities
Revenue:
  100,000    AAA    Case Western University, 6.000% due
10/1/22         101,500
  180,000    AAA    University of Dayton, FGIC-Insured,
5.800%
                      due 12/1/19
179,100
  100,000    AAA    Strongville City Schools Improvement,
                      AMBAC-Insured, 6.000% due 12/1/14
102,000
  100,000    AAA    Woodbridge Local School District, AMBAC-
Insured,
                      6.000% due 12/1/19
101,875
------------------------------------------------------------
--------------------

908,350
------------------------------------------------------------
--------------------
General Obligation -- 25.0%
  150,000    A1*    Avon Lake City School District GO,
6.250%
                      due 12/1/19
153,938
  250,000    AA     Columbiana County GO, Asset Guaranty,
6.600%
                      due 12/1/17
261,563
  105,000    AA+    Columbus Sewer Improvement #28, 6.000%
                      due 5/1/12
108,281
  300,000    AAA    Defiance Water Works System GO, MBIA-
Insured,
                      6.200% due 12/1/20
308,625
  250,000    AA     Ohio State GO, 6.20% due 8/1/14
267,187
  300,000    AAA    Summit County Addiction & Mental Health,
                      AMBAC-Insured, 6.400% due 12/1/14
319,500
  500,000    AAA    Toledo GO, AMBAC-Insured, 5.875% due
12/1/15        508,125
------------------------------------------------------------
--------------------

1,927,219
------------------------------------------------------------
--------------------
Hospital -- 5.8%
  100,000    Aa*    Franklin County Hospital Revenue
Refunding,
                      Riverside United Methodist, Series A,
                      5.750% due 5/15/12
97,375
  350,000    BBB-   Green Springs Health Care Facilities
Revenue,
                      (St. Francis Health Care Center
Project),
                      Series A, 7.125% due 5/15/25
350,437
------------------------------------------------------------
--------------------

447,812
------------------------------------------------------------
--------------------
Housing: Multi-Family -- 7.3%
  250,000    Aaa*   Cuyahoga County Multi-Family Housing-
Dalebridge
                      Apartments, 6.500% due 10/20/20
251,250
  300,000    AAA    Kent Multi-Family Housing, GNMA-
Collateralized,
                      FHA Supported, 7.150% due 12/20/26
313,125
------------------------------------------------------------
--------------------

564,375
------------------------------------------------------------
--------------------

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                                 OHIO PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Housing: Single-Family -- 9.8%
                  Ohio Housing Finance Agency Residential
Mortgage, GNMA:
$ 250,000    AAA    Series A-1, 6.100% due 9/1/14(b)
$ 251,875
  250,000    AAA    Series A-2, 6.125% due 9/1/24(b)
245,937
  250,000    AAA    Series A-2, 6.625% due 3/1/26(b)
252,500
------------------------------------------------------------
--------------------

750,312
------------------------------------------------------------
--------------------
Industrial Development -- 2.0%
  150,000    Aa3*   Toledo-Lucas County Port Authority
Revenue
                      Refunding, (Cargill Inc. Project),
5.900%
                      due 12/1/15
149,625
------------------------------------------------------------
--------------------
Miscellaneous -- 6.2%
  100,000    AAA    Franklin County Convention Facilities
                      Authority Revenue Refunding, MBIA-
Insured,
                      5.850% due 12/1/19
100,500
  200,000    AAA    Ohio State Building Authority, Juvenile
Correction
                      Facility, Series A, AMBAC-Insured,
6.600%
                      due 10/1/14
214,000
  150,000    AAA    Puerto Rico Public Buildings Authority
Revenue,
                      AMBAC-Insured, 6.250% due 7/1/15
161,250
------------------------------------------------------------
--------------------

475,750
------------------------------------------------------------
--------------------
Pollution Control -- 5.3%
  250,000    AAA    Ohio State Air Quality Development
Authority
                      Revenue Refunding, Pennsylvania Power
Company,
                      AMBAC-Insured, 6.150% due 8/1/23
255,000
  150,000    AAA    Ohio State Water Development Authority
PCR,
                      MBIA-Insured, 5.700% due 12/1/11
152,625
------------------------------------------------------------
--------------------

407,625
------------------------------------------------------------
--------------------
Utilities -- 12.3%
                    Cleveland Public Power System, MBIA-
Insured,
                     First Mortgage:
  200,000    AAA      Series A, 7.000% due 11/15/24
219,250
  195,000    AAA      Series B, 7.000% due 11/15/17
213,769
  100,000    AAA    Hamilton City Electric System Mortgage
                      Revenue Refunding, Series A, FGIC-
Insured,
                      6.000% due 10/15/23
100,750
  400,000    BB     Ohio Air Quality, Cleveland Electric,
7.700%
                      due 8/1/25
414,500
------------------------------------------------------------
--------------------

948,269
------------------------------------------------------------
--------------------
Water and Sewer -- 14.5%
  100,000    AAA    Cleveland Water Works Revenue, First
Mortgage,
                      Series 92B, AMBAC-Insured, 6.250% due
1/1/16      103,375
  300,000    AAA    Northeast Ohio Regional Sewers District,
                      AMBAC-Insured, 5.600% due 11/15/16
291,000
  400,000    A      Ohio Water Development Authority,
(Broken Hill
                      Project), 6.450% due 9/1/20
404,000

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                                 OHIO PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Water and Sewer -- 14.5% (continued)
$ 200,000    BBB+   Trumbull County Sewer Disposal Revenue,
                      (General Motors Corp. Project), 6.750%
                      due 7/1/14(b)
$  218,750
  100,000    AAA    Warren County Water Works Revenue, MBIA-
Insured,
                      6.000% due 12/1/19
101,250
------------------------------------------------------------
--------------------

1,118,375
------------------------------------------------------------
--------------------
                    TOTAL INVESTMENTS -- 100%
                      (Cost -- $7,431,794)(d)
$7,697,712
============================================================
====================


                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                             PENNSYLVANIA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Education -- 6.7%
$  500,000   AAA    Crawford Central School District, FGIC-
Insured,
                      5.800% due 2/15/13
$   501,875
 1,000,000   AAA    Pennsylvania State Higher Educational
                      Facilities Authority College &
University
                      Revenue, (St. Joseph's), CONNIE LEE-
Insured,
                      5.875% due 7/15/25
970,000
------------------------------------------------------------
--------------------

1,471,875
------------------------------------------------------------
--------------------
Escrowed to Maturity(a) -- 10.7%
   555,000   Aaa*   Blair County Hospital Authority Revenue,
                      Altoona Hospital, 6.900% due 7/1/08
623,681
   560,000   AAA    Cambria County Hospital Development
Authority,
                      Conemaugh Valley Memorial Hospital,
                      7.625% due 9/1/11
651,700
   435,000   AAA    Lewisburg Area School District Building,
                      AMBAC-Insured, 9.750% due 2/15/04
551,906
   325,000   AAA    Southeastern Greene School District,
9.375%
                      due 7/1/03
387,969
   120,000   AAA    York County Refunding, AMBAC-Insured,
8.875%
                      due 6/1/06
148,200
------------------------------------------------------------
--------------------

2,363,456
------------------------------------------------------------
--------------------
Finance -- 2.4%
   500,000   A      Pennsylvania State Finance Authority
Revenue
                      Refunding, (Municipal Capital Input
Project),
                      Societe Generale, 6.600% due 11/1/09
534,375
------------------------------------------------------------
--------------------
General Obligation -- 10.2%
 1,000,000   BBB    Guam Government GO, Series A, 5.375% due
11/15/13   887,500
 1,255,000   AAA    Hazleton Area School District GO, Series
B,
                      FGIC-Insured, zero coupon due 3/1/25
218,056
 2,500,000   AAA    Westmoreland County Refunding, Series G,
                      FGIC-Insured, zero coupon due 12/1/13
853,125
 1,175,000   AAA    Westmoreland County Municipal Authority
Service
                      Revenue, FGIC-Insured, zero coupon due
8/15/20    264,375
------------------------------------------------------------
--------------------

2,223,056
------------------------------------------------------------
--------------------
Hospital -- 21.5%
   500,000   AAA    Allegheny County Hospital Development
                      Authority Revenue, (Allegheny General
                      Hospital Project), Series A, MBIA-
Insured,
                      6.250% due 9/1/20
510,625
   500,000   BBB    Allentown Area Sacred Heart Hospital,
6.750%
                      due 11/15/14
493,125
   500,000   AA-    Chester County Health & Education
Facilities
                      Authority, Main Line Health Systems,
                      Series A, 5.500% due 5/15/15
472,500
   500,000   AAA    Lehigh County General Purpose Authority
Revenue,
                      Series A, MBIA-Insured, 5.875% due
7/1/15         493,125
   500,000   AAA    Philadelphia Hospital & Higher Education
                      Facilities Authority, Frankford
Hospital,
                      CONNIE LEE-Insured, 5.750% due 1/1/19
476,250


                       See Notes to Finanical Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                             PENNSYLVANIA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Hospital -- 21.5% (continued)
$  500,000   BBB    Puerto Rico Industrial Tourist
Educational,
                      Medical & Environmental Control
Facilities
                      Finance Authority, Series A, 6.700%
                      due 5/1/24
$  505,000
   225,000   Baa*   Ridley Park Hospital Authority, Taylor
                      Hospital, Series A-Refunding, 6.000%
                      due 12/1/13
197,719
                    Scranton Lackawanna Health & Welfare
                      Authority Revenue:
   500,000   NR     Allied Services Rehabilitation Hospitals
                      Project-A, 7.600% due 7/15/20
508,125
   500,000   AAA    University of Scranton Project, AMBAC-
Insured,
                      6.800% due 3/1/14
530,625
   500,000   AAA    Wayne County Hospital & Health
Facilities
                      Authority, County Guaranteed Hospital
                      Revenue, (Wayne Memorial Hospital
Project),
                      MBIA-Insured, 6.250% due 7/1/14
513,750
------------------------------------------------------------
--------------------

4,700,844
------------------------------------------------------------
--------------------
Housing: Single Family -- 6.8%
 1,000,000   Aaa*   Allegheny County Residential Mortgage
                      Refunding, Single-Family, FHA-Insured,
                      6.875% due 5/1/26
1,035,000
 2,000,000   Aaa*   Allegheny County Residential Mortgage
                      Refunding, Single-Family, FHA-Insured,
                      zero coupon due 5/1/27(b)
197,500
   250,000   A1*    Pittsburgh Urban Redevelopment
Authority,
                      Mortgage Revenue, Series B, 6.950%
                      due 10/1/10
252,500
------------------------------------------------------------
--------------------

1,485,000
------------------------------------------------------------
--------------------
Industrial Development -- 12.2%
 1,000,000   Baa3*  Allegheny County IDR Refunding,
Environmental
                      Improvement, USX Corporation, 6.700%
                      due 12/1/20
1,020,000
 1,000,000   A-     Erie County IDA, Environmental
Improvement
                      Revenue, (International Paper Co.
Project),
                      Series A, 7.625% due 11/1/18
1,127,500
   500,000   BBB-   Pennsylvania Economic Development
Financing
                      Authority Recovery Revenue, (Culver
Project),
                      Series D, 7.150% due 12/1/18
521,250
------------------------------------------------------------
--------------------

2,668,750
------------------------------------------------------------
--------------------
Nursing Home -- 2.1%
   500,000   AAA    Allegheny County IDA, Nursing Home
Revenue
                      Refunding South Hills, FHA-Insured,
                      5.700% due 9/1/30
466,250
------------------------------------------------------------
--------------------
Pollution Control -- 4.6%
 1,000,000   AAA    Northhampton County Industrial
Metropolitan
                      Edison, Series A, MBIA-Insured, 6.100%
                      due 7/15/21
1,013,750
------------------------------------------------------------
--------------------
Pre-Refunded(a) -- 5.8%
  945,000    Aaa*   Philadelphia Hospital Revenue United
                      Hospital Inc., (Escrowed with U.S.
Government
                      Securities to 7/1/05 Call @ 100),
10.875%
                      due 7/1/08
1,272,206
------------------------------------------------------------
--------------------

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                             PENNSYLVANIA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Solid Waste -- 5.9%
$  250,000   A1*    Lancaster County Solid Waste Management
                      Authority, Resource Recovery Systems
Revenue
                      Landfill, 7.875% due 12/15/09
$  262,188

 1,000,000   A      New Morgan Industrial Development
Authority,
                      Solid Waste Disposal, (New Morgan
                      Landfill Co. Inc. Project), Browning
Ferris,
                      6.500% due 4/1/19(b)
1,025,000
------------------------------------------------------------
--------------------

1,287,188
------------------------------------------------------------
--------------------
Transportation -- 4.3%
 1,000,000   AAA    Allegheny County Airport Revenue,
Pittsburgh
                      International Airport, Series C, FSA-
Insured,
                      5.625% due 1/1/23
935,000
------------------------------------------------------------
--------------------
Utilities -- 1.9%
   400,000   BBB    Guam Power Authority Revenue, Series A,
                      6.750% due 10/1/24
410,500
------------------------------------------------------------
--------------------
Water and Sewer -- 4.9%
 1,000,000   AAA    Philadelphia Water & Sewer Revenue, MBIA-
Insured,
                      6.250% due 8/1/12
1,072,500
------------------------------------------------------------
--------------------
                    TOTAL INVESTMENTS -- 100%
                      (Cost -- $21,293,633)(d)
$21,904,750
============================================================
====================

(a) Pre-Refunded bonds escrowed by U.S. Government
Securities and bonds escrowed
    to maturity with U.S. Government Securities are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.

(c) Variable rate obligation payable at par on demand at any time on no more than seven days notice.

(d) The aggregate cost for Federal income tax purposes is substantially the same.


    See pages 23 and 24 for definitions of ratings and certain security descriptions.

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Bond Ratings
------------------------------------------------------------
--------------------

All ratings are by Standard & Poor's Corporation, except that those identified by an asterisk (*) are rated by Moody's Investors Services.
The definitions of
the applicable rating symbols are set forth below:

Standard & Poor's-- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA"' have the highest rating assigned by Standard &
        Poor's. Capacity to pay interest and repay principal is extremely strong.

AA   -- Bonds  rated  "AA"  have a very  strong  capacity
to pay  interest  and
        repay principal and differ from the highest rated issue only in a small degree.

A    -- Bonds  rated  "A"  have a strong  capacity  to  pay
interest  and repay
        principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB  -- Bonds  rated  "BBB" are regarded as having  an
adequate  capacity to pay
        interest and repay  principal.  Whereas they
normally  exhibit  adequate
        protection   parameters,   adverse   economic
conditions  or  changing
        circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB   -- Bonds  rated  "BB" have  less  near-term
vulnerability  to default than
        other speculative issues. However, they face major ongoing uncertainties of exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's--Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds that are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa   -- Bonds  that are rated  "Aa"  are  judged to be of
high  quality  by  all
        standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A    -- Bonds that  are rated "A"  possess  many favorable
investment attributes
        and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa  -- Bonds   that   are   rated   "Baa"  are   considered
as  medium  grade
        obligations, i.e., they are neither highly protected
nor poorly secured.
        Interest payments and principal security appear
adequate for the present
        but   certain   protective   elements   may   be
lacking   or  may  be
        characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR   -- Indicates  that  the  bond is not rated by Standard
& Poor's Corporation
        or Moody's Investor's Services.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Short-Term Security Ratings
------------------------------------------------------------
--------------------

SP-1   --Standard  &  Poor's  highest  rate  rating
indicating  very  strong or
         strong capacity to pay principal and interest;
those issues  determined
         to possess overwhelming safety characteristics are denoted with a plus
         (+) sign.

A-1    --Standard & Poor's  highest  commercial  paper and
variable-rate  demand
         obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted
         with a plus (+) sign.

P-1    --Moody's highest rating for commercial paper and for
VRDO prior to the
         advent of the VMIG 1 rating.

VMIG 1 --Moody's highest rating for issues having a demand feature -- (VRDO).

MIG 1 --Moody's highest rating for short-term municipal obligations.

------------------------------------------------------------
--------------------
Security Descriptions
------------------------------------------------------------
--------------------

ABAG       -- Association of Bay Area Governors
AIG        -- American International Guaranty
AMBAC      -- American Municipal Bond Assurance Corporation
BAN        -- Bond Anticipation Notes
BIG        -- Bond Investors Guaranty
CGIC       -- Capital Guaranty Insurance Company
CHFCLI     -- California Health Facility Construction Loan
Insurance
CONNIE LEE -- College Construction Loan Insurance
Association
COP        -- Certificate of Participation
EDA        -- Economic Development Authority
ETM       -- Escrowed to Maturity
FGIC      -- Financial Guaranty Insurance Company
FHA       -- Federal Housing Administration
FHLMC     -- Federal Home Loan Mortgage Corporation
FLAIRS    -- Floating Adjustable Interest Rate Securities
FNMA      -- Federal National Mortgage Association
FRTC      -- Floating Rate Trust Certificates
FSA       -- Federal Savings Association
GIC       -- Guaranteed Investment Contract
GNMA      -- Government National Mortgage Association
GO        -- General Obligation
HDC       -- Housing Development Corporation
HFA       -- Housing Finance Authority
IDA       -- Industrial Development Agency
IDB       -- Industrial Development Board
IDR       -- Industrial Development Revenue
INFLOS    -- Inverse Floaters
LOC       -- Letter of Credit
MBIA      -- Municipal Bond Investors Assurance Corporation
MVRICS    -- Municipal Variable Rate Inverse Coupon Security
PCR       -- Pollution Control Revenue
RAN       -- Revenue Anticipation Notes
RIBS      -- Residual Interest Bonds
RITES     -- Residual Interest Tax-Exempt Securities
SYCC      -- Structured Yield Curve Certificate
TAN       -- Tax Anticipation Notes
TECP      -- Tax-Exempt Commercial Paper
TOB       -- Tender Option Bonds
TRAN      -- Tax and Revenue Anticipation Notes
VA        -- Veterans Administration
VRWE      -- Variable Rate Wednesday Demand

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Statements of Assets and Liabilities (unaudited)
September 30, 1995
------------------------------------------------------------
--------------------



Georgia          Ohio        Pennsylvania

Portfolio       Portfolio       Portfolio
============================================================
===========================================
ASSETS:
   Investments, at value (Cost -- $13,859,519,
     $7,431,794 and $21,293,633, respectively)             $
14,391,262    $  7,697,712    $ 21,904,750
   Receivable for Fund shares sold
95,687          26,449          66,551
   Interest receivable
199,330         124,781         401,193
   Receivable from manager (Note 4)
3,867            --              --
------------------------------------------------------------
-------------------------------------------
   Total Assets
14,690,146       7,848,942      22,372,494
------------------------------------------------------------
-------------------------------------------
LIABILITIES:
   Payable for securities purchased
842,530            --              --
   Dividends payable
62,046          31,721         100,376
   Distribution fees payable
2,277             499           4,209
   Accrued expenses
4,950            --            11,836
   Other liabilities
--           602,814         284,419
------------------------------------------------------------
-------------------------------------------
   Total Liabilities
911,803         635,034         400,840
------------------------------------------------------------
-------------------------------------------
Total Net Assets                                           $
13,778,343    $  7,213,908    $ 21,971,654
============================================================
===========================================
NET ASSETS:
   Par value of shares of beneficial interest              $
1,108    $        591    $      1,736
   Capital paid in excess of par value
13,193,385       6,950,280      21,257,149
   Undistributed (overdistributed) net
      investment income
(4,711)         14,440          14,653
   Accumulated net realized gain (loss)
      on security transactions
56,818         (17,321)         86,999
   Net unrealized appreciation of investments
531,743         265,918         611,117
------------------------------------------------------------
-------------------------------------------
Total Net Assets                                           $
13,778,343    $  7,213,908    $ 21,971,654
============================================================
===========================================
Shares Outstanding:
   Class A
607,791         260,439         738,851
   ---------------------------------------------------------
-------------------------------------------
   Class B
325,441         254,061         704,297
   ---------------------------------------------------------
-------------------------------------------
   Class C
175,071          76,263         292,599
   ---------------------------------------------------------
-------------------------------------------
Net Asset Value:
   Class A (and redemption price)
$12.43          $12.21          $12.66
   ---------------------------------------------------------
-------------------------------------------
   Class B*
$12.43          $12.20          $12.65
   ---------------------------------------------------------
-------------------------------------------
   Class C**
$12.42          $12.21          $12.65
   ---------------------------------------------------------
-------------------------------------------
Class A Maximum Public Offering Price Per Share
   (net asset value plus 4.17% of net asset value)
$12.95          $12.73          $13.19
============================================================
===========================================

* Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase
(See Note 4).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Statements of Operations (unaudited)
------------------------------------------------------------
--------------------
For the Six Months Ended September 30, 1995

                                               Georgia
Ohio    Pennsylvania
                                              Portfolio
Portfolio   Portfolio
============================================================
======================
INVESTMENT INCOME:
   Interest                                  $379,738
$190,204      $588,092
------------------------------------------------------------
----------------------
EXPENSES:
   Management fees (Note 4)                    28,026
14,190        44,132
   Distribution fees (Note 4)                  22,094
13,328        42,335
   Shareholder and system servicing fees        6,446
5,949         7,343
   Audit and legal                              4,400
3,500         4,400
   Shareholder communications                   4,000
4,000         4,000
   Registration fees                            3,000
1,200         3,000
   Trustees' fees                               2,000
2,000         2,000
   Pricing fees                                 2,000
1,500         3,000
   Custody                                      1,000
500         1,000
   Other                                        2,000
2,000         2,000
------------------------------------------------------------
----------------------
   Total Expenses                              74,966
48,167       113,210
   Less: Expense reimbursement and
         management fee waiver                 37,813
29,612        47,746
------------------------------------------------------------
----------------------
   Net Expenses                                37,153
18,555        65,464
------------------------------------------------------------
----------------------
Net Investment Income                         342,585
171,649       522,628
------------------------------------------------------------
----------------------
REALIZED AND UNREALIZED GAIN
ON INVESTMENTS (NOTE 5):
   Realized Gain from Security Transactions
   (excluding short-term securities):
     Proceeds from sales                    2,872,090
406,439     7,496,961
     Cost of securities sold                2,779,093
394,947     7,295,267
------------------------------------------------------------
----------------------
   Net Realized Gain                           92,997
11,492       201,694
------------------------------------------------------------
----------------------
   Change in Net Unrealized Appreciation
   of Investments:
     Beginning of period                      274,742
158,585       425,686
     End of period                            531,743
265,918       611,117
------------------------------------------------------------
----------------------
   Increase in Net Unrealized Appreciation    257,001
107,333       185,431
------------------------------------------------------------
----------------------
Net Gain on Investments                       349,998
118,825       387,125
------------------------------------------------------------
----------------------
Increase in Net Assets From Operations       $692,583
$290,474      $909,753
============================================================
======================

                       See Notes to Financial Statements.

Smith Barney Muni Funds
Georgia Portfolio
------------------------------------------------------------
--------------------
Statements of Changes in Net Assets
------------------------------------------------------------
--------------------
For the Six Months Ended September 30, 1995
(unaudited) and the Period Ended March 31, 1995


September 30     March 31(a)
============================================================
=========================
OPERATIONS:
   Net investment income                               $
342,585    $    475,775
   Net realized gain (loss)
92,997         (36,179)
   Increase in net unrealized appreciation
257,001         274,742
------------------------------------------------------------
-------------------------
   Increase in Net Assets From Operations
692,583         714,338
------------------------------------------------------------
-------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
   Net investment income
(347,296)       (476,952)
   Net realized gains
--              --
------------------------------------------------------------
-------------------------
   Decrease in Net Assets From
     Distributions to Shareholders
(347,296)       (476,952)
------------------------------------------------------------
-------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares
4,067,140      13,961,785
   Net asset value of shares issued
     for reinvestment of dividends
186,129         371,720
   Cost of shares reacquired
(3,186,321)     (2,204,783)
------------------------------------------------------------
-------------------------
   Increase in Net Assets From
     Fund Share Transactions
1,066,948      12,128,722
------------------------------------------------------------
-------------------------
Increase in Net Assets
1,412,235      12,366,108
NET ASSETS:
   Beginning of period
12,366,108            --
------------------------------------------------------------
-------------------------
   End of period*                                      $
13,778,343    $ 12,366,108
============================================================
=========================
* Includes overdistributed net investment income of:
$(4,711)           --
============================================================
=========================

(a) For the period from April 4, 1994 (commencement of operations) to March 31,
    1995.

                       See Notes to Financial Statements.

Smith Barney Muni Funds
Ohio Portfolio
------------------------------------------------------------
--------------------
Statements of Changes in Net Assets
------------------------------------------------------------
--------------------

For the Six Months Ended September 30, 1995 (unaudited) and the Period Ended March 31, 1995


September 30      March 31(a)
============================================================
========================
OPERATIONS:
   Net investment income                              $
171,649      $   179,307
   Net realized gain (loss)
11,492          (28,813)
   Increase in net unrealized appreciation
107,333          158,585
------------------------------------------------------------
------------------------
   Increase in Net Assets From Operations
290,474          309,079
------------------------------------------------------------
------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
   Net investment income
(169,702)        (166,814)
   Net realized gains
--                --
------------------------------------------------------------
------------------------
   Decrease in Net Assets From
     Distributions to Shareholders
(169,702)        (166,814)
------------------------------------------------------------
------------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares
2,129,687        5,899,431
   Net asset value of shares issued
     for reinvestment of dividends
102,766          121,117
   Cost of shares reacquired
(527,913)        (774,217)
------------------------------------------------------------
------------------------
   Increase in Net Assets From
     Fund Share Transactions
1,704,540        5,246,331
------------------------------------------------------------
------------------------
Increase in Net Assets
1,825,312        5,388,596
NET ASSETS:
   Beginning of period
5,388,596             --
------------------------------------------------------------
------------------------
   End of period*
$7,213,908       $5,388,596
============================================================
========================
* Includes undistributed net investment income of:
$14,440          $12,493
============================================================
========================

(a) For the period from June 13, 1994 (commencement of operations) to March 31,
    1995.


                       See Notes to Financial Statements.

Smith Barney Muni Funds
Pennsylvania Portfolio
------------------------------------------------------------
--------------------
Statements of Changes in Net Assets
------------------------------------------------------------
--------------------
For the Six Months Ended September 30, 1995 (unaudited) and the Period Ended March 31, 1995


September 30      March 31(a)
============================================================
=======================
OPERATIONS:
   Net investment income                              $
522,628      $   681,466
   Net realized gain (loss)
201,694         (114,695)
   Increase in net unrealized appreciation
185,431          425,686
------------------------------------------------------------
-----------------------
   Increase in Net Assets From Operations
909,753          992,457
------------------------------------------------------------
-----------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
   Net investment income
(547,686)        (641,755)
   Net realized gains
--               --
------------------------------------------------------------
-----------------------
   Decrease in Net Assets From
     Distributions to Shareholders
(547,686)        (641,755)
------------------------------------------------------------
-----------------------
FUND SHARE TRANSACTIONS (NOTE 7):
   Net proceeds from sale of shares
6,615,819       24,437,918
   Net asset value of shares issued
     for reinvestment of dividends
307,154          475,982
   Cost of shares reacquired
(1,474,305)      (9,103,683)
------------------------------------------------------------
-----------------------
   Increase in Net Assets From
     Fund Share Transactions
5,448,668       15,810,217
------------------------------------------------------------
-----------------------
Increase in Net Assets
5,810,735       16,160,919
NET ASSETS:
   Beginning of period
16,160,919            --
------------------------------------------------------------
-----------------------
   End of period*
$21,971,654      $16,160,919
============================================================
=======================
* Includes undistributed net investment income of:
$14,653          $39,711
============================================================
=======================

(a) For the period from April 4, 1994 (commencement of operations) to March 31,
    1995.

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited)
------------------------------------------------------------
--------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Georgia, Ohio and Pennsylvania Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney Muni Funds ("Fund"). The Fund is a
Massachusetts business trust registered under the Investment
Company Act of
1940, as amended, as a non-diversified, open-end management investment company and consists of these Portfolios and nine other separate investment portfolios:
California, Florida, New Jersey, New York, National, Limited
Term, Florida
Limited Term, California Money Market and New York Money Market portfolios. The financial statements and financial highlights for the other portfolios are presented in separate semi-annual reports.

     The significant accounting policies consistently followed by the Fund are:(a) security transactions are accounted for on the trade date;(b) securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; short-term securities and securities maturing within 60 days are valued at cost plus
(minus) accreted discount (amortized premium), which approximates value; (c) gains or losses on the sale of securities are calculated by using the specific identification method; (d) interest income, adjusted for amortization of premiums and original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security;
(e) direct expenses
are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets;
(f) the Portfolios
intend to comply with the applicable provisions of the Internal Revenue Code of
1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all
Federal income and excise taxes; and (g) during 1995, the Fund adopted Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment
Companies. Accordingly, the overdistributed net investment income of $1,177 for the Georgia Portfolio at March 31, 1995 has been reclassified to paid-in capital. Net investment income, net realized gains, and net assets were not affected by this change.

     2. PORTFOLIO CONCENTRATION

     Since each Portfolio invests primarily in obligations of issuers within either Georgia, Ohio or Pennsylvania, each Portfolio is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting the respective state in which it invests.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

     3. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Portfolios intend to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Portfolio.

     Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

     4. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager to the Fund. The
Portfolios pay SBMFM a management fee calculated at the annual rate of 0.45% of their respective average daily net assets. This fee is calculated daily and paid monthly. SBMFM waived all of its management fees for each of the Portfolios, for the six months ended September 30, 1995. SBMFM also has agreed to reimburse the
Portfolios for certain expenses of totalling $9,787, $15,422 and $3,614 for the
Georgia, Ohio and Pennsylvania portfolios, respectively.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of
Fund shares. For the six months ended September 30, 1995, SB received sales charges of approximately $74,000 on purchases of the Portfolios' Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC if redemption occurs within the first year from the date such investment was made. For the six months ended September 30, 1995, CDSCs of approximately $16,000 were paid to SB.

     Pursuant to a Distribution Plan, the Portfolios pay a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each class. In addition, the Portfolios pay a distribution fee with respect to Class B and C shares calculated at the annual rates of 0.50% and 0.55%, respectively, of the average daily net assets of each class.

     All officers and two Trustees of the Fund are employees of SB.

     5. INVESTMENTS

     During the six months ended September 30, 1995, the aggregate cost of purchases and proceeds from sales (including maturities, but excluding short-term securities) of investments were as follows:

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

                            Georgia               Ohio
Pennsylvania
                           Portfolio            Portfolio
Portfolio
============================================================
====================
Purchases                 $3,943,953           $2,748,442
$13,983,260
------------------------------------------------------------
--------------------
Sales                      2,872,090              406,439
7,496,961
============================================================
====================

     At September 30, 1995, the gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:


                                   Georgia           Ohio
Pennsylvania
                                  Portfolio       Portfolio
Portfolio
============================================================
====================
Gross unrealized appreciation     $541,559        $269,803
$641,538
Gross unrealized depreciation       (9,816)         (3,885)
(30,421)
------------------------------------------------------------
--------------------
Net unrealized appreciation       $531,743        $265,918
$611,117
============================================================
====================

     6. CAPITAL LOSS CARRYFORWARD

     At March 31, 1995, the Georgia, Ohio and Pennsylvania portfolios had for
Federal tax purposes $36,179, $28,813 and $114,695,
respectively, of unused
capital loss carryforwards available to offset future capital gains through
2003. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed.

     7. SHARES OF BENEFICIAL INTEREST

     At September 30, 1995, there were an unlimited amount of shares of beneficial interest of $0.001 par value authorized. The Portfolios have the ability to establish multiple classes of shares. Each share of a class represents an identical interest in its respective portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective November 7, 1994, the Portfolios adopted a new class structure, renaming Class B shares as Class C shares, Class
E shares as Class B shares and exchanging the former Class C shares into Class A shares. At September 30, 1995, total paid-in capital amounted to the following for each class and respective Portfolio:


Portfolio               Class A             Class B
Class C
============================================================
====================
Georgia               $7,187,071          $3,893,469
$2,113,953
Ohio                   3,036,733           3,004,912
909,226
Pennsylvania           9,059,768           8,652,162
3,546,955
============================================================
====================

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

     Transactions in shares of each class were as follows:

                                        Six Months Ended
Period Ended
                                       September 30, 1995
March 31, 1995*
                                    ------------------------
-       ------------------------
Georgia Portfolio                    Shares         Amount
Shares        Amount
============================================================
================================
Class A
Shares sold                          142,396    $  1,756,907
845,310    $ 10,050,182
Shares issued on reinvestment          9,336         114,330
25,159         294,082
Shares redeemed                     (247,944)
(3,055,675)       (166,466)     (1,972,238)
------------------------------------------------------------
--------------------------------
Net Increase (Decrease)              (96,212)
$(1,184,438)        704,003    $  8,372,026
============================================================
================================
Class B+
Shares sold                          117,398    $  1,447,961
225,294    $  2,642,378
Shares issued on reinvestment          3,475          42,645
3,501          40,774
Shares redeemed                       (6,152)
(76,345)        (18,075)       (203,875)
------------------------------------------------------------
--------------------------------
Net Increase                         114,721    $  1,414,261
210,720    $  2,479,277
============================================================
================================
Class C++
Shares sold                           70,029    $    862,272
106,527    $  1,269,225
Shares issued on reinvestment          2,378          29,154
3,151          36,864
Shares redeemed                       (4,440)
(54,301)         (2,574)        (28,670)
------------------------------------------------------------
--------------------------------
Net Increase                          67,967    $    837,125
107,104    $  1,277,419
============================================================
================================
Ohio Portfolio
============================================================
================================
Class A
Shares sold                           42,437    $    517,107
258,461    $  3,004,398
Shares issued on reinvestment          4,039          48,547
6,332          72,536
Shares redeemed                      (17,177)
(207,758)        (33,653)       (398,097)
------------------------------------------------------------
--------------------------------
Net Increase                          29,299    $    357,896
231,140    $  2,678,837
============================================================
================================
Class B+
Shares sold                          100,344    $  1,217,200
199,988    $  2,331,711
Shares issued on reinvestment          3,628          43,581
3,274          37,556
Shares redeemed                      (20,601)
(249,016)       (132,572)       (376,120)
------------------------------------------------------------
--------------------------------
Net Increase                          83,371    $  1,011,765
170,690    $  1,993,147
============================================================
================================
Class C++
Shares sold                           32,658    $    395,380
47,644    $    563,322
Shares issued on reinvestment            886          10,638
963          11,025
Shares redeemed                       (5,888)
(71,139)           --              --
------------------------------------------------------------
--------------------------------
Net Increase                          27,656    $    334,879
48,607    $    574,347
============================================================
================================

* For the Georgia Portfolio, transactions for Class A, B and C shares are for the period from April 4, 1994, June 15, 1994 and April
14, 1994 (inception
    dates) to March 31, 1995, respectively. For the Ohio
Portfolio, transactions
    for Class A, B and C shares are for the period from June
13, 1994, June 14,
    1994 and June 14, 1994 (inception dates) to March 31,
1995, respectively.

+   On November 7, 1994, the former Class E shares were
renamed Class B shares.

++ On November 7, 1994, the former Class B shares were renamed Class C shares.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

                                       Six Months Ended
Period Ended
                                      September 30, 1995
March 31, 1995*
                                     ---------------------
---------------------
Pennsylvania Portfolio               Shares         Amount
Shares         Amount
============================================================
=================================
Class A+
Shares sold                          150,074    $  1,887,983
1,367,202    $ 16,434,416
Shares issued on reinvestment         12,909         161,449
27,911         333,727
Shares redeemed                      (67,299)
(849,090)       (751,946)     (8,908,717)
------------------------------------------------------------
---------------------------------
Net Increase                          95,684    $  1,200,342
643,167    $  7,859,426
============================================================
=================================
Class B+++
Shares sold                          338,215    $  4,269,935
399,935    $  4,803,754
Shares issued on reinvestment          7,392          92,381
5,025          60,078
Shares redeemed                      (32,614)
(409,419)        (13,656)       (164,567)
------------------------------------------------------------
---------------------------------
Net Increase                         312,993    $  3,952,897
391,304    $  4,699,265
============================================================
=================================
Class C++
Shares sold                           36,330    $    457,901
265,002    $  3,199,748
Shares issued on reinvestment          4,266          53,324
6,866          82,177
Shares redeemed                      (17,273)
(215,796)         (2,592)        (30,399)
------------------------------------------------------------
---------------------------------
Net Increase                          23,323    $    295,429
269,276    $  3,251,526
============================================================
=================================

*   For Class A, B and C shares, transactions are for the
period from April 4,
    1994, June 20, 1994 and April 5, 1994 (inception dates)
to March 31, 1995,
    respectively.
+   On October 10, 1994, the former Class C shares of the
Pennsylvania Portfolio
    were exchanged into Class A shares; therefore Class C share activity for the period from April 4, 1994 to October 9, 1994 is included with Class A share activity.
+++ On November 7, 1994, the former Class E shares were renamed Class B shares.
++ On November 7, 1994, the former Class B shares were renamed Class C shares.

Smith Barney Muni Funds
Georgia Portfolio
------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------

For a share of each class of beneficial interest outstanding throughout each period:

                                                      Class
A Shares            Class B Shares(1)
                                                  ----------
-----------       ---------------------
                                                  1995(2)
1995(3)       1995(2)       1995(4)
============================================================
=======================================
Net Asset Value, Beginning of Period              $12.10
$12.00        $12.11        $12.27
------------------------------------------------------------
---------------------------------------
Income From Operations:
  Net investment income (5)                         0.36
0.62          0.32          0.49
  Net realized and unrealized gain (loss)           0.33
0.10*         0.33         (0.16)*
------------------------------------------------------------
---------------------------------------
Total Income From Operations                        0.69
0.72          0.65          0.33
------------------------------------------------------------
---------------------------------------
Less Distributions From:
  Net investment income                            (0.36)
(0.62)        (0.33)        (0.49)
  Net realized gains                                 --
--            --            --
------------------------------------------------------------
---------------------------------------
Total Distributions                                (0.36)
(0.62)        (0.33)        (0.49)
------------------------------------------------------------
---------------------------------------
Net Asset Value, End of Period                    $12.43
$12.10        $12.43        $12.11
------------------------------------------------------------
---------------------------------------
Total Return++                                      5.73%
6.29%         5.41%         2.88%
------------------------------------------------------------
---------------------------------------
Net Assets, End of Period (000s)                  $7,557
$8,520        $4,047        $2,551
------------------------------------------------------------
---------------------------------------
Ratios to Average Net Assets+:
  Expenses (5)                                      0.39%
0.28%         0.89%         0.85%
  Net investment income                             5.70
5.43          5.20          5.37
------------------------------------------------------------
---------------------------------------
Portfolio Turnover Rate                            22.63%
34.05%        22.63%        34.05%
============================================================
=======================================

(1) On November 7, 1994, the former Class E shares were renamed Class B shares.
(2) For the six months ended September 30, 1995 (unaudited).
(3) For the period from April 4, 1994 (inception date) to
March 31, 1995.
(4) For the period from June 15, 1994 (inception date) to
March 31, 1995.
(5) The manager has waived all of its fees and reimbursed expenses of $9,787 and
    $42,317 for the six months ended September 30, 1995 and the period ended
    March 31, 1995, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:

                              Per Share Decreases
Expense Ratios
                           In Net Investment Income
Without Fee Waivers#
                           ------------------------     ----
----------------
                             1995(2)       1995**
1995(2)       1995**
                             -------       -----        ----
--        -----
Class A                       $0.08        $0.12
1.00%+        1.20%+
Class B                        0.08         0.11
1.50+         1.82+

*   Includes the net per share effect of shareholder sales
and redemptions
    activity during the period, most of which occurred at a
net asset value less
    than the beginning of the period.
#   As a result of voluntary expense limitations, expense
ratios would not
    exceed 0.80% and 1.30% for Class A and B shares,
respectively.
**  For Class A and B shares, transactions are for the
periods from April 4,
    1994 and from June 15, 1994 (inception dates) to March
31, 1995,
    respectively.
++  Total return is not annualized, as it may not be
representative of the total
    return for the year.
+   Annualized.

Smith Barney Muni Funds
Georgia Portfolio
------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------

For a share of each class of beneficial interest outstanding throughout each period:


Class C Shares(1)
                                                     -------
--------------------
                                                     1995(2)
1995(3)
============================================================
====================
Net Asset Value, Beginning of Period                 $12.09
$12.06
------------------------------------------------------------
--------------------
Income From Operations:
  Net investment income (4)                            0.32
0.55
  Net realized and unrealized gain                     0.33
0.04*
------------------------------------------------------------
--------------------
Total Income From Operations                           0.65
0.59
------------------------------------------------------------
--------------------
Less Distributions From:
  Net investment income                               (0.32)
(0.56)
  Net realized gains                                    --
--
------------------------------------------------------------
--------------------
Total Distributions                                   (0.32)
(0.56)
------------------------------------------------------------
--------------------
Net Asset Value, End of Period                       $12.42
$12.09
------------------------------------------------------------
--------------------
Total Return++                                         5.48%
5.11%
------------------------------------------------------------
--------------------
Net Assets, End of Period (000s)                     $2,174
$1,295
------------------------------------------------------------
--------------------
Ratios to Average Net Assets+:
  Expenses (4)                                         0.95%
0.90%
  Net investment income                                5.15
5.22
------------------------------------------------------------
--------------------
Portfolio Turnover Rate                               23.63%
34.05%
============================================================
====================

(1) On November 7, 1994, the former Class B shares were renamed Class C shares.
(2) For the six months ended September 30, 1995 (unaudited).
(3) For the period from April 14, 1994 (inception date) to
March 31, 1995.
(4) The manager has waived all of its fees and reimbursed expenses of $9,787 and
    $42,317 for the six months ended September 30, 1995 and for the period ended
    March 31, 1995, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:

                                  Per Share Decreases
Expense Ratios
                               In Net Investment Income
Without Fee Waivers#
                               ------------------------
--------------------
                                  1995(2)    1995(3)
1995(2)  1995(3)
                                   -----      -----
-----    -----
 Class C                           $0.07      $0.12
1.56%+   1.85%+

*   Includes the net per share effect of shareholder sales
and redemptions
    activity during the period, most of which occurred at a
net asset value less
    than the beginning of the period.
#   As a result of voluntary expense limitations, expense
ratios would not
    exceed 1.35% for Class C shares.
++  Total return is not annualized, as it may not be
representative of the total
    return for the year.
+   Annualized.

Smith Barney Muni Funds
Ohio Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of beneficial interest outstanding throughout each period:

                                              Class A Shares
Class B Shares
                                              --------------
--------------
                                             1995(2)
1995(3)     1995(2) 1995(4)
============================================================
=======================
Net Asset Value, Beginning of Period         $11.97
$12.00     $11.96   $12.02
------------------------------------------------------------
-----------------------
Income From Operations:
  Net investment income (5)                    0.34
0.52       0.30     0.47
  Net realized and unrealized gain (loss)      0.23
(0.07)*     0.25    (0.10)*
------------------------------------------------------------
-----------------------
Total Income From Operations                   0.57
0.45       0.55     0.37
------------------------------------------------------------
-----------------------
Less Distributions From:
  Net investment income                       (0.33)
(0.48)     (0.31)   (0.43)
  Net realized gains                            --        --
--       --
------------------------------------------------------------
-----------------------
Total Distributions                           (0.33)
(0.48)     (0.31)   (0.43)
------------------------------------------------------------
-----------------------
Net Asset Value, End of Period               $12.21
$11.97     $12.20   $11.96
------------------------------------------------------------
-----------------------
Total Return++                                 4.88%
4.04%      4.65%    3.31%
------------------------------------------------------------
-----------------------
Net Assets, End of Period (000s)             $3,182
$2,766     $3,101   $2,041
------------------------------------------------------------
-----------------------
Ratios to Average Net Assets+:
  Expenses (5)                                 0.30%
0.20%      0.82%    0.72%
  Net investment income                        5.65
5.75       5.19     5.10
------------------------------------------------------------
-----------------------
Portfolio Turnover Rate                        9.00%
43.84%      9.00%   43.84%
============================================================
=======================

(1) On November 7, 1994, the former Class E shares were renamed Class B shares.
(2) For the six months ended September 30, 1995 (unaudited).
(3) For the period from June 13, 1994 (inception date) to
March 31, 1995.
(4) For the period from June 14, 1994 (inception date) to
March 31, 1995.
(5) The manager has waived all of its fees and reimbursed expenses of $15,422 and $41,401 for the six months ended September 30, 1995 and for the period ended March 31, 1995, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:

                            Per Share Decreases
Expense Ratios
                          In Net Investment Income
Without Fee Waivers#
                          ------------------------     -----
---------------
                              1995(2)    1995**
1995(2)     1995**
                              -------    ------        -----
--     ------
Class A                       $0.15      $0.21
1.24%+     1.91%+
Class B                        0.15       0.25
1.75+      2.43+

*   Includes the net per share effect of shareholder sales
and redemptions
    activity during the period, most of which occurred at a
net asset value less
    than the beginning of the period.
#   As a result of voluntary expense limitations, expense
ratios would not
    exceed 0.80% and 1.30% for Class A and B shares,
respectively.
**  For Class A and B shares, transactions are for the
periods from June 13,
    1994 and from June 14, 1994 (inception dates) to March
31, 1995,
    respectively.
++  Total return is not annualized, as it may not be
representative of the total
    return for the year.
+   Annualized.

Smith Barney Muni Funds
Ohio Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of beneficial interest outstanding throughout each period:


Class C Shares(1)

------------------

1995(2)    1995(3)
============================================================
====================

Net Asset Value, Beginning of Period
$11.96    $12.02
------------------------------------------------------------
--------------------
Income From Operations:
  Net investment income (4)
0.30      0.46
  Net realized and unrealized gain (loss)
0.26     (0.09)*
------------------------------------------------------------
--------------------
Total Income From Operations
0.56      0.37
------------------------------------------------------------
--------------------
Less Distributions From:
  Net investment income
(0.31)    (0.43)
  Net realized gains
--        --
------------------------------------------------------------
--------------------
Total Distributions
(0.31)    (0.43)
------------------------------------------------------------
-------------------
Net Asset Value, End of Period
$12.21    $11.96
------------------------------------------------------------
--------------------
Total Return++
4.72%     3.28%
------------------------------------------------------------
--------------------
Net Assets, End of Period (000s)
$931      $582
------------------------------------------------------------
--------------------
Ratios to Average Net Assets+:
  Expenses (4)
0.89%     0.77%
  Net investment income
5.22      5.09
------------------------------------------------------------
--------------------
Portfolio Turnover Rate
9.00%    43.84%
============================================================
====================

(1) On November 7, 1994, the former Class B shares were renamed Class C shares.
(2) For the six months ended September 30, 1995 (unaudited).
(3) For the period from June 14, 1994 (inception date) to
March 31, 1995.
(4) The manager has waived all of its fees and reimbursed expenses of $15,422 and $41,401 for the six months ended September 30, 1995 and for period ended
    March 31, 1995, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:

                               Per Share Decreases
Expense Ratios
                             In Net Investment Income
Without Fee Waivers#
                             ------------------------     --
------------------
                                1995(2)   1995(3)
1995(2)    1995(3)
                                -------   -------          -
------    -------
Class C                         $0.15     $0.25
1.82%+     2.48%+

*   Includes the net per share effect of shareholder sales
and redemptions
    activity during the period, most of which occurred at a
net asset value less
    than the beginning of the period.
#   As a result of voluntary expense limitations, expense
ratios would not
    exceed 1.35% for Class C shares.
++  Total return is not annualized, as it may not be
representative of the total
    return for the year.
+   Annualized.

Smith Barney Muni Funds
Pennsylvania Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of beneficial interest outstanding throughout each period:

                                               Class A
Shares(1)     Class B Shares(2)
                                               -------------
----     -----------------
                                               1995(3)
1995(4)     1995(3)   1995(5)
============================================================
==========================
Net Asset Value, Beginning of Period           $12.40
$12.00      $12.39    $12.35
============================================================
==========================
Income From Operations:
  Net investment income (6)                      0.34
0.67        0.29      0.51
  Net realized and unrealized gain               0.28
0.35*       0.29      0.01*
------------------------------------------------------------
--------------------------
Total Income From Operations                     0.62
1.02        0.58      0.52
------------------------------------------------------------
--------------------------
Less Distributions From:
  Net investment income                         (0.36)
(0.62)      (0.32)    (0.48)
  Net realized gains                              --
--          --        --
------------------------------------------------------------
--------------------------
Total Distributions                             (0.36)
(0.62)      (0.32)    (0.48)
------------------------------------------------------------
--------------------------
Net Asset Value, End of Period                 $12.66
$12.40      $12.65    $12.39
------------------------------------------------------------
--------------------------
Total Return++                                   5.06%
8.82%       4.77%     4.43%
------------------------------------------------------------
--------------------------
Net Assets, End of Period (000s)               $9,357
$7,974      $8,913    $4,850
------------------------------------------------------------
--------------------------
Ratios to Average Net Assets+:
  Expenses (6)                                   0.38%
0.29%       0.88%     0.82%
  Net investment income                          5.55
5.75        5.13      5.31
------------------------------------------------------------
--------------------------
Portfolio Turnover Rate                         39.27%
37.60%      39.27%    37.60%
============================================================
==========================

(1) On October 10, 1994, the former Class C shares were exchanged into Class A shares.
(2) On November 7, 1994, the former Class E shares were renamed Class B shares.
(3) For the six months ended September 30, 1995 (unaudited).
(4) For the period from April 4, 1994 (inception date) to
March 31, 1995.
(5) For the period from June 20, 1994 (inception date) to
March 31, 1995.
(6) The manager has waived all of its fees and reimbursed expenses of $3,614 and
    $32,063 for the six months ended September 30, 1995 and for period ended
    March 31, 1995, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:

                              Per Share Decreases
Expense Ratios
                            In Net Investment Income
Without Fee Waivers#
                            ------------------------      --
------------------
                               1995(3)      1995**
1995(3)       1995**
                               -------      ------        --
-----       ------
Class A                        $0.07        $0.09
0.87%+       1.03%+
Class B                         0.06         0.08
1.37+        1.58+

 * Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the beginning of the period.
 # As a result of voluntary expense limitations, expense ratios would not exceed 0.80% and 1.30% for Class A and B shares, respectively.
** For Class A and B shares, transactions are for the periods from April 4,
    1994 and from June 20, 1994 (inception dates) to March
31, 1995,
    respectively.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

Smith Barney Muni Funds
Pennsylvania Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of beneficial interest outstanding throughout each period:


Class C Shares(1)
                                                         ---
--------------------

1995(2)         1995(3)
============================================================
====================
Net Asset Value, Beginning of Period
$12.39          $12.00
------------------------------------------------------------
--------------------
Income From Operations:
  Net investment income (4)
0.32            0.59
  Net realized and unrealized gain
0.27            0.36*
------------------------------------------------------------
--------------------
Total Income From Operations
0.59            0.95
------------------------------------------------------------
--------------------
Less Distributions From:
  Net investment income
(0.33)          (0.56)
  Net realized gains
--               --
------------------------------------------------------------
--------------------
Total Distributions
(0.33)          (0.56)
------------------------------------------------------------
--------------------
Net Asset Value, End of Period
$12.65          $12.39
------------------------------------------------------------
--------------------
Total Return++
4.81%           8.14%
------------------------------------------------------------
--------------------
Net Assets, End of Period (000s)
$3,702          $3,337
------------------------------------------------------------
--------------------
Ratios to Average Net Assets+:
  Expenses (4)
0.94%           0.86%
  Net investment income
5.03            5.04
------------------------------------------------------------
--------------------
Portfolio Turnover Rate
39.27%          37.60%
============================================================
====================

(1) On November 7, 1994, the former Class B shares were renamed Class C shares.
(2) For the six months ended September 30, 1995 (unaudited).
(3) For the period from April 5, 1994 (inception date) to
March 31, 1995.
(4) The manager has waived all of its fees and reimbursed expenses of $3,614 and
    $36,063 for the six months ended September 30, 1995 and for period ended
    March 31, 1995, respectively. If such fees were not waived and expenses not reimbursed, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:

                           Per Share Decreases
Expense Ratios
                        In Net Investment Income
Without Fee Waivers#
                        ------------------------           -
-------------------
                           1995(2)     1995(3)
1995(2)      1995(3)
                           -------     -------             -
------      -------
Class C                    $0.08        $0.09
1.43%+       1.56%+

*   Includes the net per share effect of shareholder sales
and redemptions
    activity during the priod, most of which occurred at a
net asset value less
    than the beginning of the period.
#   As a result of voluntary expense limitations, expense
ratios would not
    exceed 1.35% for Clas C shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annalized.

Smith Barney
SMITH BARNEY
Muni Funds
------------
                                             A Member of
Travelers Group [LOGO}

Trustees
Jessica M. Bibliowicz
Joseph H. Fleiss                            Investment
Manager
Donald R. Foley                             Smith Barney
Mutual Funds
Paul Hardin                                 Management Inc.
Francis P. Martin, M.D.
Heath B. McLendon, Chairman                 Distributor
Roderick C. Rasmussen                       Smith Barney
Inc.
John P. Toolan
C. Richard Youngdahl                        Custodian
                                            PNC Bank
Officers
Heath B. McLendon                           Shareholder
Chief Executive Officer                     Servicing Agent
                                            The Shareholder
Services Group, Inc.
Jessica M. Bibliowicz                       P.O. Box 9134
President                                   Boston, MA 02205-
9134

Lewis E. Daidone                            This report is
submitted for
Senior Vice President                       the general
information of the
and Treasurer                               shareholders of
Smith Barney
                                            Muni Funds --
Georgia, Ohio
Peter M. Coffey                             and Pennsylvania
Portfolios.
Vice President                              It is not
authorized for
and Investment Officer                      distribution to
prospective
                                            investors unless
accompanied
Larry T. McDermott                          or preceded by a
current
Vice President                              Prospectus for
the Portfolio,
and Investment Officer                      which contains
information
                                            concerning the
Portfolios'
Thomas M. Reynolds                          investment
policies and
Controller                                  expenses as well
as other
                                            pertinent
information.
Christina T. Sydor
Secretary                                   Smith Barney
Muni Funds
                                            388 Greenwich
Street
                                            New York, New
York 10013

                                            FD0798 11/95
82110

------------------------------------------------------------
-------------------

                      S E M I - A N N U A L   R E P O R T

------------------------------------------------------------
-------------------

                            [ARTWORK APPEARS HERE]

                            Smith Barney Muni Funds
                       California Money Market Portfolio
                             California Portfolio

------------------------------------------------------------
-------------------

September 30, 1995



  [LOGO OF SMITH BARNEY
 MUTUAL FUNDS APPEARS HERE]

-------------------------------------------------
California and California Money Market Portfolios
-------------------------------------------------

Dear Shareholder:

We are pleased to provide you with this semi-annual report, which includes unaudited financial statements, for the Smith Barney Muni
Funds: California
Portfolio and California Money Market Portfolio. This report covers the six months ended September 30, 1995. For your convenience, we have summarized this period's prevailing economic and market conditions below and outlined our portfolio strategies during this time. A more detailed summary of performance and current holdings can be found in the Historical Performance and Schedule of
Investments sections that follow.

California Economic Highlights

California's general obligation debt currently holds an "A" rating from both
Fitch and Standard & Poor's as well as "stable" outlooks from both rating agencies. Thanks to continuing improvement in the state's economy and better management of its financial operations, California now expects to end 1995 with all general fund and temporary debt re-paid and with no new borrowing scheduled until spring. In general, economic conditions continue to improve, although growth is sluggish and unemployment remains above the national average. Strong service sector expansion in Southern California is helping to brighten its financial outlook. In addition, growth in statewide employment levels and personal income has been accompanied by revenue collections that are exceeding earlier expectations. However, California continues to suffer from budgetary inflexibility caused by mandated school funding levels, mandatory sentencing laws and limits on property taxes. The Orange County story continues to be in the news, but as mentioned in previous reports, the Portfolio does not hold any bonds issued directly by Orange County.

Market & Economic Overview

Over the past six months, the fixed income markets have been characterized by generally lower interest rates, as measured by the decline of 30-Year Treasuries from 7.43% on March 31, 1995 to 6.50% on September 30, 1995, a drop of nearly
100 basis points. Long-term municipal bond yields, however, barely budged over the time period, starting out on March 30, 1995 at 6.29% as represented by the
Bond Buyer's 25-Year Revenue Bond Index and finishing at
6.27% on September 28,
1995. This is due primarily to tax reform concerns.

Although some analysts have been forecasting a slight pick-up in economic activity during the final quarter of 1995, it now appears that the Federal
Reserve Board (the Fed) has been successful in controlling inflation and encouraging a sustainable and slower rate of economic growth this year. The Fed declined to alter the federal funds rate in September, leaving it unchanged at
5.75%, a move that reflected its confidence in the current rate of economic growth. However, while the economy did pick up steam compared to the sluggish first quarter of 1995, it has yet to make up its mind for the year and conflicting indicators all point to continued uncertainty going into 1996.
Consumer spending is rising at an annual pace of 2.5% to 3%, a relatively neutral rate further tempered by recent indications that consumer households are growing more cautious.

A number of other economic indicators edged up over the past six months compared to early 1995, including car buying, housing starts and industrial production before slowing again in September. The most recent Index of Leading Indicators
-- used by the U.S. Government to forecast economic conditions -- eased downward slightly in September, fueled by cheaper commodity prices. This index measures eleven different indicators, ranging from unemployment benefit claims to building permits. While a majority of these indicators showed a slight uptick in
September, others dipped. The overall result was confirmation of our expectations for slow economic growth and steady, or even lower, interest rates by year end.

In response to these conditions, the municipal bond market continued to lag somewhat relative to Treasuries. The big uncertainty over the municipal market continues to be tax reform. The current budget, which is currently in a stalemate between the President and Congress, contains a capital gains cut, but does not address broader tax reform. Flat tax proposals are still being discussed, but a number of alternate reform measures are on the table as well.
We expect this issue to emerge as the centerpiece of the 1996 Presidential elections.

In short, until a more definite consensus emerges from Washington, D.C., we can not be certain of the impact on municipal bonds and are holding fast to our relatively cautious investment approach. Looking forward -- and absent radical tax reform -- we expect municipal bonds to perform well relative to taxable investments, due primarily to diminishing supply. There continues to be little refinancing or new issue activity. New issue activity is increasing toward year-end but remains well below the levels seen in previous years. The Public
Securities Association now predicts approximately $140 billion in new issues by the end of 1995, less than half the record amount that came to market in 1993.
This reduction in supply has helped to support underlying values. If the supply situation continues into 1996 as we expect, stronger appreciation opportunities could develop, particularly for bonds with long maturities and good call protection.


California Portfolio Performance

The California Portfolio posted a one-year total return on net asset value of
9.82% (Class A shares) for the six months ended September
30, 1995. This return
compared favorably with the 9.58% average total return for all California municipal funds tracked by Lipper Analytical services over the time period. Over the five years ended September 30, 1995, the Portfolio once again substantially outperformed its fund peers by posting a cumulative total return of 52.47% compared to the group average of 48.00%.

California Portfolio Strategy

While there are certainly some near-term risks at current market levels, our long-term outlook for inflation and interest rates is positive. In addition, long-term municipals are currently offering excellent value relative to taxable investments. At more than 90% of the yield on 30-year
Treasuries, all but the
most radical of tax reform proposals is fully discounted in current long-term municipal bond prices. Accordingly, we will continue to balance the interest rate sensitivity of the Portfolio by investing in a strategically diversified combination of short- and long-term maturities, but with a bias toward lengthening the overall maturity structure.

We intend to retain most of our substantial commitment to higher coupon issues trading at a premium and callable prior to maturity for the high income they are providing and the measure of protection they afford in the event interest rates should rise. However, we are increasing our focus on issues with comparable maturities, but greater call protection in anticipation of a possible further downturn in rates at the end of this year or early 1996.

California Money Market Portfolio

As of September 30, 1995, the California Money Market Portfolio's 7-day current yield was 3.51%. Its effective 7-day yield -- which reflects compounding -- was
3.57%. This means that investors in the 39.6% federal tax bracket would have had to earn a 5.91% taxable yield to match the tax-free income provided by the
Portfolio. The Portfolio's annualized tax-free yield was 3.25% for the twelve months ended September 30, 1995.

The Portfolio continues to invest only in the highest quality short-term securities rated within or comparable to the two top rating categories. Its average maturity remains in the 30- to 50-day range, which allows us to immediately adjust holdings in response to changes in interest rates. However, please keep in mind that the California Money Market
Portfolio is neither
insured nor guaranteed by the U.S. government. There can be no assurance that the Portfolio will be able to maintain its stable net asset value (NAV) of $1.00 per share.

We were saddened by the loss of an outstanding business leader and Trustee of the Portfolios: Ralph D. Creasman. He made significant contributions to his community and state. His wisdom and influence will be missed.

At this time, we would like to thank you for your continued participation in our
California portfolios and for your ongoing confidence in our investment management approach.

Sincerely,

/s/ Heath B. McLendon      /s/ Peter M. Coffey

Heath B. McLendon          Peter M. Coffey
Chairman and               Vice President and
Chief Executive Officer    Investment Officer

/s/ Larry T. McDermott     /s/ Karen Mahoney-Malcomson

Larry T. McDermott         Karen Mahoney-Malcomson
Vice President and         Vice President and
Investment Officer         Investment Officer

November 15, 1995

Smith Barney Muni Funds
California Portfolio

------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------

                                                Net Asset
Value
                                             ---------------
-------
                                             Beginning
End           Income         Capital Gain     Total
Period Ended                                 of Period    of
Period       Dividends       Distributions   Returns(1)
============================================================
========================================================
9/30/95                                       $12.28
$12.49           $0.36            $0.00          4.70%+
------------------------------------------------------------
--------------------------------------------------------
3/31/95                                        12.27
12.28            0.75             0.00          6.47
------------------------------------------------------------
--------------------------------------------------------
3/31/94                                        12.78
12.27            0.77             0.03          2.15
------------------------------------------------------------
--------------------------------------------------------
3/31/93                                        12.05
12.78            0.78             0.00         12.93
------------------------------------------------------------
--------------------------------------------------------
3/31/92                                        11.62
12.05            0.80             0.00         11.11
------------------------------------------------------------
--------------------------------------------------------
3/31/91                                        11.47
11.62            0.84             0.00          8.90
------------------------------------------------------------
--------------------------------------------------------
3/31/90                                        11.17
11.47            0.85             0.00         10.44
------------------------------------------------------------
--------------------------------------------------------
3/31/89                                        10.96
11.17            0.86             0.00         10.07
------------------------------------------------------------
--------------------------------------------------------
Inception* - 3/31/88                           12.50
10.96            0.88             0.00         (5.79)+
============================================================
========================================================
Total
$6.89            $0.03
============================================================
========================================================

------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
--------------------

                                       Net Asset Value
                                     ----------------------
                                     Beginning       End
Income         Capital Gain      Total
Period Ended                         of Period    of Period
Dividends       Distributions    Returns(1)
============================================================
===============================================
9/30/95                               $12.29       $12.50
$0.33            $0.00        4.46%+
------------------------------------------------------------
-----------------------------------------------
Inception* - 3/31/95                   11.52        12.29
0.28             0.00        9.18+
============================================================
===============================================
Total
$0.61            $0.00
============================================================
===============================================

------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
--------------------

                                       Net Asset Value
                                    -----------------------
                                    Beginning       End
Income        Capital Gain     Total
Period Ended                        of Period     of Period
Dividends      Distributions   Returns(1)
============================================================
=============================================
9/30/95                               $12.28       $12.49
$0.33           $0.00          4.44%+
------------------------------------------------------------
---------------------------------------------
3/31/95                                12.26        12.28
0.66            0.00          5.80
------------------------------------------------------------
---------------------------------------------
3/31/94                                12.77        12.26
0.68            0.03          1.45
------------------------------------------------------------
---------------------------------------------
Inception* - 3/31/93                   12.46        12.77
0.18            0.00          3.95+
============================================================
=============================================
Total
$1.85           $0.03
============================================================
=============================================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Smith Barney Muni Funds
California Portfolio

------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

                                         Without Sales
Charge(1)
                                   -------------------------
----------
                                    Class A      Class B
Class C
============================================================
==========
Six Months Ended 9/30/95+            4.70%        4.46%
4.44%
Year Ended 9/30/95                   9.78         N/A
9.23
Five Years Ended 9/30/95             8.79         N/A
N/A
Inception* through 9/30/95           7.55        14.06
5.75

                                         With Sales
Charge(2)
                                   -------------------------
----------
                                      Class A   Class B
Class C
============================================================
==========
Six Months Ended 9/30/95+              0.53%     (0.04)%
3.44%
------------------------------------------------------------
----------
Year Ended 9/30/95                     5.39       N/A
8.23
------------------------------------------------------------
----------
Five Years Ended 9/30/95               7.90       N/A
N/A
------------------------------------------------------------
----------
Inception* through 9/30/95             7.03       9.56
5.75
------------------------------------------------------------
----------

------------------------------------------------------------
--------------------
Cumulative Total Return
------------------------------------------------------------
--------------------

                                                     Without
Sales Charge(1)
============================================================
====================
Class A (Inception* through 9/30/95)
8.58%
------------------------------------------------------------
--------------------
Class B (Inception* through 9/30/95)
14.06
------------------------------------------------------------
--------------------
Class C (Inception* through 9/30/95)
16.52
------------------------------------------------------------
--------------------

(1)  Assumes reinvestment of all dividends and capital gain
distributions at net
     asset value and does not reflect deduction of the
applicable sales charge
     with respect to Class A shares or the applicable
contingent deferred sales
     charges ("CDSC") with respect to Class B and C shares.
(2)  Assumes reinvestment of all dividends and capital gain
distributions at net
     asset value. In addition, Class A shares reflect the
deduction of the
     maximum initial sales charge of 4.00%; Class B shares
reflect the deduction
     of a 4.50% CDSC, which applies if shares are redeemed
less than one year
     from initial purchase. This CDSC declines by 0.50% the
first year after
     purchase and thereafter by 1.00% per year until no CDSC
is incurred. Class
     C shares reflect the deduction of a 1.00% CDSC, which
applies if shares are
     redeemed within the first year of purchase.
*    Inception dates for Class A, B and C shares are April
3, 1987, November
     11, 1994 and January 5, 1993, respectively.
+    Total return is not annualized, as it may not be
representative of the
     total return for the year.

Smith Barney Muni Funds
California Portfolio

------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------

      Growth of $10,000 Invested in Class A Shares of the
California
                Portfolio vs. Lehman Muni Bond Fund Index+
                               (unaudited)
------------------------------------------------------------
--------------------
                         April 1987 - September 1995

                             [GRAPH APPEARS HERE]


Measurement period             California      Lehman Muni
(Fiscal Year Covered)          Portfolio     Bond Fund Index
---------------------          ----------    ---------------
Measurement PT -
04/03/87                        $ 9,601          $10,000

FYE 03/88                       $ 9,394          $10,166
FYE 03/89                       $10,307          $11,126
FYE 03/90                       $11,350          $12,338
FYE 03/91                       $12,325          $13,298
FYE 03/92                       $13,657          $14,806
FYE 03/93                       $15,384          $16,968
FYE 03/94                       $15,677          $17,157
FYE 03/95                       $16,667          $18,706
FYE 09/95                       $17,448          $19,567


+ Hypothetical illustration of $10,000 invested in Class A shares at inception on April 3, 1987, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends (after deduction of applicable sales charges through November 6, 1994, afterwards at net asset value) and capital gains at net asset value through September 30, 1995. The
   Lehman Muni Bond Fund Index is a broad based, total return index, comprised of 8,000 actual bonds which are all investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than
   $50 million dated since January, 1984. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the
   Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.


   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited)              September
30, 1995
------------------------------------------------------------
--------------------

                                CALIFORNIA MONEY MARKET
PORTFOLIO
   FACE
  AMOUNT              RATING                    SECURITY
VALUE
============================================================
=================================================
$   2,000,000          VMIG 1*    ABAG Finance Authority for
Nonprofit Corporations
                                    COP (Lucile Salter
Packard Project) 4.050%(a)                 $ 2,000,000
   11,750,000          VMIG 1*    Anaheim COP (Police
Facility Refinancing Project)
                                    Refunding 4.000%(a)
11,750,000
    4,000,000          A-1        Anaheim Housing Authority
Multi-Family Housing
                                    Revenue (Park Vista
Apartments-A) 4.450%(a)(b)                  4,000,000
    1,100,000          A-1+       Burbank Redevelopment
Agency Multi-Family
                                    Revenue 4.200%(a)
1,100,000
    6,000,000          SP-1+      Butte County (Office of
Education) BAN
                                    5.000% due 10/27/95
6,002,782
                                  California Alternative
Energy Source Finance Authority:
                                    Cogeneration Revenue
Refunding Arroyo Energy:
   27,500,000          A-1+           Series A 4.150%(a)(b)
27,500,000
    8,000,000          A-1+           Series B 4.300%(a)(b)
8,000,000
    4,900,000          VMIG 1*      Hydroelectric Rock Creek
Limited 4.150%(a)(b)                   4,900,000
   13,500,000          A-1          Modesto Energy Project
Series A 4.600%(a)                      13,500,000
   45,890,000          SP-1+      California Community
College Financing Authority
                                    TOB Muni Trust Receipts
4.590%(a)                              45,890,000
                                  California Higher
Education Loan Authority:
    4,700,000          VMIG 1*      Series 1987A 4.350%(a)
4,700,000
   16,000,000          VMIG 1*      Series 1987C
4.500%(a)(b)                                      16,000,000
    8,700,000          VMIG 1*      Series 1992E
4.500%(a)(b)                                       8,700,000
                                  California Housing Finance
Agency Revenue:
   12,120,000          VMIG 1*      Muni Trust Receipts
4.550%(a)(b)                               12,120,000
    6,100,000          VMIG 1*      Multi-Family Housing
Series A 4.250%(a)(b)                      6,100,000
                                  California Health Facility
Financing Authority Revenue:
    1,700,000          VMIG 1*      Granada Hills Community
Hospital 4.300%(a)                      1,700,000
    1,800,000          VMIG 1*      Kaiser Permanente Series
93A 4.200%(a)                          1,800,000
   10,300,000          VMIG 1*      Memorial Health Services
4.200%(a)                             10,300,000
    1,500,000          MIG 1*       Orange County Childrens
Hospital 4.150%(a)                      1,500,000
    2,100,000          VMIG 1*      Pool Program Series 90A
4.100%(a)                               2,100,000
                                  California Pollution
Control Financing Authority:
   19,770,000          A-1+         PCR (Pacific Gas &
Electric) 1988A 4.200%
                                      due 10/6/95(c)
19,770,000
      300,000          A-1+         PCR (Southdown Inc.
Project) 3.850%(a)                            300,000
    4,900,000          A-1+         PCR (Southdown Inc.
Project) 3.850%(a)                          4,900,000
    1,100,000          A-1+         PCR (Southdown Inc.
Project) Series B 3.850%(a)                 1,100,000
    7,000,000          P-1*         PCR Refunding (Sierra
Pacific Project) 4.050%(a)                7,000,000
    2,000,000          VMIG 1*      Resource Recovery
(Atlantic Richfield Project)
                                      Series A 4.600%(a)(b)
2,000,000

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                                   CALIFORNIA MONEY MARKET
PORTFOLIO
 FACE
 AMOUNT            RATING                     SECURITY
VALUE
============================================================
===========================================
$     4,250,000     Aa2*         Resource Recovery (Sanger
Project) Series A
                                   4.350%(a)(b)
$   4,250,000
      3,100,000     A-1          Resource Recovery (Wadham
Energy Project)
                                   Series A 4.450%(a)(b)
3,100,000
      1,900,000     A-1          Resource Recovery (Wadham
Energy Project)
                                   Series B 4.450%(a)(b)
1,900,000
      1,900,000     A-1          Resource Recovery (Wadham
Energy Project)
                                   Series C 4.450%(a)(b)
1,900,000
                                 Solid Waste Disposal
Revenue:
     17,900,000     VMIG 1*        Colmac Energy Project
Series A 4.350%(a)(b)               17,900,000
     18,400,000     VMIG 1*        Colmac Energy Project
Series B 4.350%(a)(b)               18,400,000
      7,000,000     VMIG 1*        Colmac Energy Project
Series C 4.350%(a)(b)                7,000,000
      3,275,000     P-1*           Sierra Pacific Project
4.500%(a)(b)                        3,275,000
     20,000,000     VMIG 1*    California Public Capital
Improvement Financing
                                 Authority Revenue Pooled
Project Series C
                                 3.800% due 12/15/95(c)
20,000,000
      6,255,000     A-1+       California State RAW Muni
Trust Receipts 4.450%(a)             6,255,000
     19,000,000     VMIG 1*    California State RAW Muni
Trust Receipts (PT-CAL-1)
                                 4.500%(a)
19,000,000
     12,450,000     VMIG 1*    California State RAW Muni
Trust Receipts (PT-CAL-2)
                                 4.500%(a)
12,450,000
     81,165,000     MIG 1*     California State RAW Series C
5.750% due 4/25/96              81,819,627
     73,800,000     VMIG 1*    California State RAW Muni
Trust Receipts 4.540%(a)            73,800,000
     24,500,000     VMIG 1*    California State GO Custody
Receipt Series 1992A
                                 4.250% due 11/1/95(c)
24,500,000
                               California Statewide
Community Development
                                 Authority Apartment
Development Revenue:
     23,000,000     A-1+           Sub-series A - 4
4.150%(a)                                23,000,000
      7,000,000     A-1+           Sub-series A - 7
4.300%(a)(b)                              7,000,000
        200,000     VMIG 1*    California Statewide
Community Development
                                 Authority Certificates
Partnership
                                 (Sutter Obligation Group)
4.300%(a)                            200,000
     25,000,000     VMIG 1*    California Statewide
Community Development
                                 Authority Multi-Family
Revenue
                                 (Canyon Creek Apartments)
4.350%(a)                         25,000,000
      2,545,000     SP-1+      Chula Vista Industrial
Development Authority
                                 Industrial Revenue
(Sutherland/Palumbo Project)
                                 4.600%(a)(b)
2,545,000
     26,500,000     P-1*       Chula Vista IDR (San Diego
Gas & Electric Co.)
                                 4.300%(a)(b)
26,500,000

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                                 CALIFORNIA MONEY MARKET
PORTFOLIO
  FACE
 AMOUNT         RATING                SECURITY
VALUE
============================================================
=====================================================
$12,570,000     VMIG 1*   Clipper California Series 94-2
4.270%(a)                                 $   12,570,000
  3,500,000     A-1+      Concord Multi-Family Mortgage
Revenue
                            (Crossroads Apartments) Series
88B 4.200%(a)                                3,500,000
 12,000,000     VMIG 1*   Contra Costa County Multi-Family
Housing Revenue
                            (Park Regency) Series 92A
4.300%(a)(b)                                     12,000,000
  3,500,000     A-1       Contra Costa County Multi-Family
Housing Revenue
                            Refunding (Del Norte Apartments)
Series 94A
                            4.600%(a)(b)
3,500,000
  8,000,000     SP-1+     Contra Costa County TRAN 4.500%
due 7/3/96                                    8,049,437
 29,500,000     VMIG 1*   Contra Costa County Transit
Authority Sales Tax
                            Revenue Series A 3.900%(a)
29,500,000
  2,000,000     VMIG 1*   Fairfield IDA (R. Dakin & Company
Project)
                            3.900%(a)
2,000,000
                          Fontana Multi-Family Housing
Revenue Bonds:
    100,000     VMIG 1*     (Citrus Avenue Apartments)
Series A 4.200%(a)                                 100,000
    500,000     A-1+        (Springtime Apartments) Series A
4.400%(a)(b)                                 500,000
  5,400,000     A-1       Fremont Multi-Family Housing
Revenue
                            (Mission Wells Project)
4.250%(a)
5,400,000
    800,000     VMIG 1*   Garden Grove Multi-Family Housing
                            (Valley View Senior Villas)
4.500%(a)                                         800,000
  2,800,000     A-1+      Glendale Public Parking (Reliance
Development
                            Company) 1984A 4.050%(a)
2,800,000
  1,140,000     VMIG 1*   Grand Terrace Community
Redevelopment Agency
                            Multi-Family Revenue (Mount
Vernon Villas) 4.300%(a)                        1,140,000
  2,900,000     A-1       Hayward Housing Authority Multi-
Family Revenue
                            Refunding Mortgage (Huntwood
Terrace
                            Apartments) 4.400%(a)
2,900,000
  1,230,000     A-1       Healdsburg Community Redevelopment
Agency
                            Revenue Refunding (Vineyard
Plaza Project - A
                            Shopping Center) 4.300%(a)
1,230,000
  1,225,000     VMIG 1*   Indio Housing Authority Revenue
(Smoketree
                            Apartments) 4.550%(a)
1,225,000
  8,500,000     VMIG 1*   Irvine Public Facility &
Infrastructure Authority
                            Lease Revenue Capital
Improvement Project
                            4.400%(a)
8,500,000
  1,625,000     VMIG 1*   Livermore COP Water Reclamation
Plant Project
                            4.350%(a)
1,625,000
  8,000,000     P-1*      Lodi IDA (Dart Container)
3.500%(a)
8,000,000

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                           CALIFORNIA MONEY MARKET PORTFOLIO
  FACE
  AMOUNT          RATING               SECURITY
VALUE
============================================================
============================================
$   9,080,000     VMIG 1*    Loma Linda Hospital Revenue
(Loma Linda
                               University Medical Center)
4.300%(a)                      $    9,080,000
    9,500,000     VMIG 1*    Long Beach Health Facility
Revenue (Memorial
                               Health Services) 1991
4.200%(a)                                9,500,000
      100,000     VMIG 1*    Los Angeles Community
Redevelopment Agency
                               COP (Broadway Spring Center
Project)
                               4.200%(a)(b)
100,000
                             Los Angeles Convention &
Exhibition Center
                               Authority COP:
    2,800,000     A-1+           Series 89B 4.400%(a)
2,800,000
   25,740,000     A-1+           Series 95B 4.650%(a)
25,740,000
    5,490,000     A-1+       Los Angeles Department of Water
& Power Electric
                               Muni Trust Receipts,
4.450%(a)                                 5,490,000
                             Los Angeles Multi-Family
Housing Revenue:
    2,700,000     NR++         Beverly Park Apartments
4.050%(a)(b)                           2,700,000
    2,000,000     VMIG 1*      Masselin Manor 4.200%(a)
2,000,000
   14,100,000     A-1+         Series K 3.800%(a)
14,100,000
   45,800,000     SP-1+      Los Angeles Unified School
District TRAN
                               4.500% due 7/3/96
46,050,589
                             Los Angeles County Housing
Authority Multi-Family
                               Housing Revenue:
   13,000,000     A-1            Diamond Park Apartments
Project Series A
                                   4.150%(a)(b)
13,000,000
    5,000,000     A-1            Malibu Meadows II Project
Series B 4.250%(a)                 5,000,000
    7,705,000     SP-1+      Los Angeles County Local
Education Agency
                               Partnership Certificates
Pooled TRAN Series A
                               4.750% due 7/5/96
7,735,452
   22,800,000     A-1+       Los Angeles County Metropolitan
Transportation
                               Authority Sales Tax Revenue
Refunding Series A
                               4.200%(a)
22,800,000
   21,100,000     VMIG 1*    Los Angeles County Metropolitan
Transportation
                               Authority (General Union
Station Gateway)
                               Series A 4.150%(a)
21,100,000
    1,100,000     A-1        Los Angeles County Housing
Multi-Family Mortgage
                               Revenue (Valencia Village
Project) Series C
                               4.050%(a)
1,100,000
   31,300,000     MIG 1*     Los Angeles County TRAN 4.500%
due 7/01/96                      31,456,140

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                                      CALIFORNIA MONEY
MARKET PORTFOLIO
 FACE
 AMOUNT              RATING                       SECURITY
VALUE
============================================================
===========================================
$13,120,000           A-1+          Metropolitan Water
District Southern California
                                      Water Works Revenue
Muni Trust Receipts
                                      4.450%(a)
$   13,120,000
  6,015,000           SP-1+         Morgan Hill Unified
School District
                                      4.500% due 7/5/96
6,043,587
  4,875,000           A-1+          Modesto Multi-Family
Housing Revenue Refunding
                                      (Live Oak Apartments
Project) 4.300%(a)(b)              4,875,000
 13,500,000           VMIG 1*       Mountain View Multi-
Family Housing Revenue
                                      (Villa Mariposa
Project) 4.350%(a)                     13,500,000
  5,000,000           SP-1+         New Haven Unified School
District
                                      4.500% due 7/5/96
5,025,591
 12,100,000           VMIG 1*       Newport News
Redevelopment & Housing Authority
                                      Multi-Family Housing
Revenue (Newport Oxford
                                      Project) 4.500%(a)
12,100,000
  3,519,000           MIG 1*        North Monterey County
Union School District TRAN
                                      4.500% due 7/5/96
3,535,725
  2,400,000           A-1+          Oakland Revenue
(Childrens Hospital Medical Center)
                                      4.200%(a)
2,400,000
  8,000,000           SP-1+         Oakland TRAN 4.500% due
7/31/96                           8,037,754
    160,000           VMIG 1*       Ontario Multi-Family
Revenue (Vineyard Village
                                      Project) 4.300%(a)
160,000
                                    Orange County Apartment
Development Revenue:
 16,400,000           A-1+            Monarch Bay Apartments
4.650%(a)                       16,400,000
  2,700,000           A-1             The Lakes Project
Series A 4.400%(a)                    2,700,000
  1,700,000           VMIG 1*         Wood Canyon Villas
4.600%(a)(b)                         1,700,000
  1,725,000           VMIG 1*       Orange County Housing
Authority Apartment
                                      Development Revenue
(The Latern Pines Project)
                                      4.500%(a)
1,725,000
  1,400,000           VMIG 1*       Pasadena COP (Rose Bowl
Improvement Project)
                                      4.350%(a)
1,400,000
  8,160,000           A-1+          Pleasanton Multi-Family
Mortgage Revenue
                                      (Valley Plaza)
4.200%(a)                                8,160,000
    500,000           P-1*          Rancho Mirage
Redevelopment Agency COP
                                      4.500%(a)(b)
500,000
  3,940,000           A-1+          Riverside County Housing
Authority Multi-Family
                                      Mortgage Revenue
(Woodcreek Village)
                                      Series D 4.200%(a)
3,940,000
 35,000,000           SP-1+         Riverside County TRAN
Series 1995
                                      4.750% due 7/1/96
35,194,413

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                                      CALIFORNIA MONEY
MARKET PORTFOLIO
 FACE
 AMOUNT            RATING                         SECURITY
VALUE
============================================================
====================================================
$ 1,000,000         A-1+       Roseville Finance Authority
Hospital Lease Revenue
                                 (Roseville Hospital) Series
A 4.200%(a)                          $    1,000,000
    500,000         VMIG 1*    Sacramento County Housing
Authority Multi-Family
                                 Housing Revenue (Grouse Run
Apartments)
                                 4.200%(a)
500,000
                               Sacramento County Multi-
Family Housing Revenue:
  2,200,000         VMIG 1*      Series 1985A 4.350%(a)
2,200,000
    200,000         VMIG 1*      Series 1985B 4.350%(a)
200,000
  1,200,000         VMIG 1*      Series 1985C 4.350%(a)
1,200,000
  5,000,000         VMIG 1*    Saint Charles County IDA
Revenue (Sun River
                                 Village Apartments Project)
4.100%(a)                                 5,000,000
    510,000         VMIG 1*    San Bernardino IDR (Gate City
Beverage
                                 Distributor Inc.) 4.400%(a)
510,000
    950,000         A-1        San Bernardino Multi-Family
Housing Revenue
                                 (Castle Park Apartments
Project) 4.600%(a)                              950,000
                               San Bernardino County IDA:
  2,100,000         P-1*         Master Halco Series 1986II
4.150%(a)(b)                               2,100,000
    190,000         P-1*         Ring Can Co. Series 1986II
4.150%(a)(b)                                 190,000
  1,045,000         P-1*         Tower Industries Series IV
4.150%(a)(b)                               1,045,000
 10,000,000         MIG 1*     San Diego (City of) TAN
4.250% due 7/3/96                              10,059,892
  1,500,000         A-1+       San Diego Multi-Family
Mortgage Revenue
                                 (La Hoya Point) 3.850%(a)
1,500,000
    100,000         VMIG 1*    San Diego Multi-Family
Housing Revenue Refunding
                                 (University Town Center
Apartments) 4.200%(a)                           100,000
  3,000,000         A-1        San Dimas Redevelopment
Agency (San Dimas
                                 Community Center) 3.750%(a)
3,000,000
  2,300,000         A-1        San Francisco (City & County
of) Multi-Family Housing
                                 (Winterland Project) Series
1985C 4.300%(a)                           2,300,000
  8,500,000         A-1        San Francisco (City & County
of) Redevelopment
                                 Agency Multi-Family Housing
(Fillmore Center)
                                 Series 92A-1 4.250%(a)
8,500,000
    100,000         VMIG 1*    San Joaquin County
Transportation Authority Sales
                                 Tax Revenue 4.250%(a)
100,000
    300,000         VMIG 1*    San Jose Mortgage Revenue
Multi-Family (Somerset
                                 Park) Series A 3.900%(a)(b)
300,000
  3,300,000         VMIG 1*    San Jose Multi-Family Housing
Revenue
                                 (Fairway Glen) Series A
4.350%(a)                                     3,300,000
  1,125,000         A-1+       San Leandro Multi-Family
Revenue (Parkside
                                 Commons) Series A 4.200%(a)
1,125,000
  2,000,000         VMIG 1*    Santa Ana IDR (Fiesta Market
Place) 4.350%(a)                           2,000,000

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                              CALIFORNIA MONEY MARKET
PORTFOLIO
  FACE
  AMOUNT       RATING                     SECURITY
VALUE
============================================================
===========================================
$   2,100,000   A-1       Santa Clara County Multi-Family
Housing Revenue
                            Refunding (Grove Garden
Apartments) 4.250%(a)                   $ 2,100,000
    5,400,000   A-1       Santa Clara County Financing
Authority Lease
                            Revenue (VMC Facility
Replacement Project)
                            Series B 4.300%(a)
5,400,000
   20,029,000   SP-1+     Stanislaus County (Office of
Education) TRAN
                            4.500% due 7/5/96
20,124,191
    1,200,000   VMIG 1*   Visilia IDR (Akers West
Association) 4.500%(a)(b)                   1,200,000
    3,440,000   Aa2*      West Covina Lease Revenue
Refunding (The Lake
                            Public Parking Project)
4.750%(a)                                 3,440,000
    3,320,000   A-1+      Woodland Multi-Family Mortgage
Revenue
                            (Crossroads Village) Series A
4.200%(a)                           3,320,000
------------------------------------------------------------
-------------------------------------------
                          TOTAL INVESTMENTS -- 100%
                          (Cost -- 1,152,900,180)(g)
$1,152,900,180
============================================================
===========================================

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)  September
30, 1995
------------------------------------------------------------
--------------------

                                        CALIFORNIA PORTFOLIO
 FACE
AMOUNT           RATING                       SECURITY
VALUE
============================================================
===========================================
Education -- 7.3%
$    2,000,000    AAA      Adelanto School District, Series
B, FGIC-Insured,
                             zero coupon due 9/1/18
$    485,000
     1,000,000    Baa*     California Educational Facilities
Authority Revenue,
                             Pooled College & University,
6.125% due 6/1/09                     998,750
     1,000,000    A-       California State Public Works
Board High Technology
                             Facility Revenue, San Jose
Facility, Series A,
                             7.750% due 8/1/06
1,167,500
     1,000,000    AAA      Gilroy California Unified School
District, COP Refunding,
                             FSA-Insured, 6.250% due 9/1/12
1,032,500
     1,020,000    AAA      Pomona Unified School District,
Series B, FGIC-Insured,
                             6.250% due 8/1/14
1,060,800
     4,000,000    AAA      San Dieguito Union High School
District COP,
                             FSA-Insured, stepped zero
coupon to 4/1/00 then
                             5.950% to maturity, due 4/1/23
2,955,000
     1,530,000    AAA      Santa Rosa California High
School, FGIC-Insured,
                             5.900% due 5/1/14
1,531,913
     2,500,000    Baa1*    Yuba City Unified School District
COP, (Andors
                             Karperos School Construction
Project),
                             6.700% due 2/1/13
2,503,125
------------------------------------------------------------
-------------------------------------------

11,734,588
------------------------------------------------------------
-------------------------------------------
Escrowed to Maturity(d) -- 8.4%
       270,000    AAA      Contra Costa County Home
Mortgage, GNMA-
                             Collateralized, 7.750% due
5/1/22(b)                               326,025
     3,325,000    AAA      Perris County California Single-
Family Mortgage
                             Revenue, GNMA-Backed Security,
Series A,
                             8.300% due 6/1/13(b)
4,226,906
     6,000,000    AAA      Pleasanton-Suisun City Home
Finance Authority Home
                             Mortgage Revenue, MBIA-Insured,
zero coupon
                             due 10/1/16
1,582,500
     2,620,000    AAA      Riverside County Single-Family
Mortgage Revenue
                             Series A, 8.300% due 11/1/12(b)
3,353,600
     1,500,000    AAA      Sacramento County Single-Family
Mortgage Revenue,
                             GNMA-Collateralized, Issue A,
8.125% due 7/1/16(b)               1,831,875
       140,000    AAA      San Francisco Airport Improvement
Lease Revenue,
                             8.000% due 7/1/13
169,400
     4,310,000    AAA      San Marcos Public Facilities
Authority, Public Facilities
                             Revenue, zero coupon due 1/1/19
975,138
       775,000    AAA      Santa Rosa Hospital Revenue,
Santa Rosa Memorial
                             Hospital Project, 10.300% due
3/1/01                             1,065,625
------------------------------------------------------------
-------------------------------------------

13,531,069
------------------------------------------------------------
-------------------------------------------

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                                      CALIFORNIA PORTFOLIO
 FACE
AMOUNT           RATING                     SECURITY
VALUE
============================================================
=============================================
Finance -- 2.5%
$   500,000       A3*      Association of Bay Area
Governments, Financing
                             Authority for Nonprofit
Corporations, Peninsula
                             Family YMCA, 6.800% due 10/1/91
$     513,750
  2,000,000       AAA      Anaheim Public Financing
Authority, Tax Allocation
                             Revenue, 6.450% due 12/28/18
2,112,501
    150,000       A-       Concord Santa Cruz South Gate,
COP,
                             7.625% due 6/1/11
150,188
    750,000       Baa*     Public Capital Improvements
Financing Authority,
                             BIG-Insured, 8.500% due 3/1/18
801,562
    500,000       Baa*     Special District Financing
Authority, COP,
                             SunLife GIC, 8.500% due 7/1/18
540,000
------------------------------------------------------------
---------------------------------------------

4,118,001
------------------------------------------------------------
---------------------------------------------
General Obligation -- 1.8%
  1,000,000       AAA      San Diego Public Safety
Communication Project,
                             6.650% due 7/15/11
1,117,500
  1,500,000       AAA      Santa Margarita/Dana Point
Authority Revenue Bond,
                             MBIA-Insured, 7.250% due 8/1/14
1,749,375
------------------------------------------------------------
---------------------------------------------

2,866,875
------------------------------------------------------------
---------------------------------------------
Government Facilities -- 2.1%
  2,000,000       A-       State Public Works Board Lease
Revenue, (Various
                             California State University
Projects), Series A,
                             6.700% due 10/1/17
2,080,000
  1,300,000       BBB      Murrieta Financing Authority,
Police & Civic Center
                             Lease Revenue, Series A, 6.375%
due 8/1/18                         1,239,875
------------------------------------------------------------
---------------------------------------------

3,319,875
------------------------------------------------------------
---------------------------------------------
Hospital -- 17.5%
  1,500,000       A        ABAG, Finance Authority Nonprofit
Corps,
                             California-Insured, COP,
(Rehabilitation Mental
                             Health Services Inc. Project),
6.550% due 6/1/22                   1,511,250
  1,670,000       AAA      California Educational Facility
Authority Revenue,
                             College of Osteopathic, 5.750%
due 6/1/18                          1,605,288
                           California Health Facilities
Financing Authority Revenue:
    465,000       A+         Community Provider Pooled Loan
Program
                               Series 1990A, LOC Swiss Bank
Corporation,
                               7.350%, due 6/1/20
495,225
  1,150,000       A          Episcopal Homes Foundation
Project,
                               CHFCLI-Insured, 7.700% due
7/1/18                                1,229,063
  2,250,000       AAA        Insured Mills Peninsula Series
A, 5.750% due 1/15/15               2,157,188

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
-------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
-------------------

                         CALIFORNIA PORTFOLIO
 FACE
AMOUNT            RATING                    SECURITY
VALUE
============================================================
=================================
Hospital -- 17.5% (continued)
$  1,450,000       A+            St. Elizabeth Hospital
Project,
                                   6.200% due 11/15/09
$  1,484,438
   1,250,000       A             South Coast Medical Center,
CHFCLI-Insured,
                                   7.250% due 7/1/15
1,315,625
   1,200,000       AAA         California Statewide
Community Development
                                 Corporation, COP,
(Villaview Hospital),
                                 CHFCLI-Insured, 7.000% due
9/1/09                  1,279,500
   1,000,000       AA          California Statewide
Community Development
                                 Authority Revenue, (St.
Joseph Health System),
                                 6.625% due 7/1/21
1,048,750
   1,405,000       A+          Contra Costa County COP,
(Merrithew Memorial
                                 Hospital), 6.500% due
11/1/06                      1,496,325
   2,000,000       A+          County of Riverside Asset
Leasing Corp., Leasehold
                                 Revenue Bonds 1993A,
(Riverside Hospital
                                 Project), 6.375% due 6/1/09
2,047,500
   1,000,000       Aa*         Fresno Health Facilities
Revenue, (Holy Cross
                                 System-St. Agnes), 6.625%
due 6/1/21               1,040,000
     250,000       BB+         Glendale Hospital Revenue
Refunding, (Glendale
                                 Memorial Hospital), 9.000%
due 11/1/17               262,500
   1,000,000       A+          Inglewood Insured Hospital
Revenue Bonds,
                                 (Daniel Freeman Hospital
Inc.), Series 1991,
                                 CHFCLI-Insured, 6.750% due
5/1/13                  1,021,250
   1,000,000       A           Rancho Mirage Joint Powers
Financing Authority,
                                 (Eisenhower Memorial
Hospital),
                                 7.000% due 3/1/22
1,036,250
   2,000,000       A           San Bernardino Capital
Facilities Project, COP,
                                 Series B, 6.875% due 8/1/24
2,252,500
   2,750,000       A*          San Joaquin County COP,
(General Hospital Project
                                 1993), 6.250% due 9/1/13
2,701,875
   1,250,000       A-          Sequoia Hospital District
Revenue,
                                 5.375% due 8/15/23
1,032,812
   3,170,000       A           Torrance Hospital Revenue,
(Little Co. of Mary
                                 Hospital), 6.875% due
7/1/15                       3,296,800
------------------------------------------------------------
---------------------------------

28,314,139
------------------------------------------------------------
---------------------------------
Housing: Multi-Family -- 4.0%
                               California HFA Revenue:
       5,000       AAA           Multi-Family Housing
Revenue, MBIA-Insured,
                                   8.750% due 8/1/10(e)
5,281
   1,630,000       A+            Multi-Unit Rental Housing,
Series A,
                                   6.625% due 2/1/24
1,654,450

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                                      CALIFORNIA PORTFOLIO
 FACE
AMOUNT            RATING                    SECURITY
VALUE
============================================================
==========================================
Housing: Multi-Family -- 4.0% (continued)
$  1,100,000       A       California Statewide Communities
Development
                             Corporation (Solheim Lutheran
Home),
                             6.500% due 11/1/17
$    1,080,750
   2,400,000       Aaa*    San Francisco City & County
Redevelopment Agency
                             Multi-Family Revenue Refunding,
(South Beach
                             Project), GNMA-Collateralized,
5.700% due 3/1/29             2,232,000
   1,500,000       A1*     San Jose Multi-Family Housing
Senior Revenue,
                             (Timberwood Apartments), Series
A, LOC Wells Fargo
                             Bank, 7.500% due 2/1/20
1,507,500
------------------------------------------------------------
------------------------------------------

6,479,981
------------------------------------------------------------
------------------------------------------
Housing: Single-Family -- 3.8%
                           California HFA Home Mortgage
Revenue:
      15,000       AA        9.125% due 2/1/07
15,356
     220,000       Aa*       8.250% due 8/1/08(b)
231,550
     570,000       Aa*       8.600% due 8/1/19(b)
593,512
     580,000       Aa*       8.300% due 8/1/19(b)
597,400
   1,000,000       AA-       7.000% due 8/1/26
1,045,000
     495,000       Aa*       Series E, 8.350% due 8/1/19(b)
512,325
     350,000       Aa*       Zero coupon due 8/1/15
47,250
     480,000       AAA     California HFA Revenue, Housing
Series C,
                             MBIA-Insured, 7.000% due
8/1/23(b)                             501,600
     735,000       AAA     Los Angeles Single-Family Home
Mortgage Revenue,
                             GNMA-Collateralized Mortgage
Backed Securities
                             Program, Issue A, 7.550% due
12/1/23(b)                        765,319
     295,000       Baa*    Riverside County Housing
Authority, 7.900% due 8/1/18            307,906
   1,000,000       AAA     Riverside County Single-Family
Mortgage Revenue,
                             GNMA Backed Securities Series
A, 7.800% due 5/1/21           1,203,750
     115,000       AAA     San Francisco City & County
Single-Family Mortgage
                             Revenue, GNMA & FNMA Mortgage
Backed
                             Securities Program, Series
1990, 7.450% due 1/1/24(b)          120,462
      25,000       BBB+    Sonoma County Home Mortgage
Revenue,
                             9.125% due 6/1/15(e)
26,000
     195,000       AAA     Southern California Home
Financing Authority
                             Single-Family Mortgage Revenue
GNMA & FNMA
                             Mortgage Backed Securities
Program, 1990 Issue B,
                             7.750% due 3/1/24(b)
206,944
------------------------------------------------------------
------------------------------------------

6,174,374
------------------------------------------------------------
------------------------------------------
Industrial Development -- 2.2%
   1,000,000       A1      Los Angeles County, IDA Revenue,
(Altshule Properties
                             Project), LOC Security Pacific,
7.200% due 10/1/11(b)        1,036,250

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                          CALIFORNIA PORTFOLIO
 FACE
AMOUNT           RATING                    SECURITY
VALUE
============================================================
=======================================
Industrial Development -- 2.2% (continued)
$   2,440,000     AA-      Simi Valley Community Development
Agency, COP,
                             Simi Valley Business Center,
Guaranty Agreement
                             with New England Mutual Life,
6.050% mandatory
                             put 10/1/99
$   2,510,150
------------------------------------------------------------
---------------------------------------

3,546,400
------------------------------------------------------------
---------------------------------------
Miscellaneous -- 4.2%
    1,000,000     A+       County of Los Angeles, COP 1991
Master Refunding
                             Project-RIBS, 8.062% due
5/1/15(f)                             946,250
    1,000,000     A        County of Los Angeles, COP
(Multiple Capital Facilities
                             Projects III), 7.160% due
11/1/11(f)                         1,046,250
                           Orange County Community
Facilities District Special Tax:
    1,000,000     A-         #87-5A Rancho Santa Margarita,
                               7.800% due 8/15/13
1,115,000
    1,500,000     AAA        Rancho Santa Margarita, CGIC-
Insured,
                               7.125% due 8/15/17
1,595,625
    1,000,000     A*       Orange County, (Mission Viejo),
Series A 1990,
                             Special Tax Bonds Community
Facilities District,
                             (Mello Roos), 7.800% due
8/15/15                             1,163,750
    1,000,000     Baa*     Pleasanton Joint Powers Financing
Authority Revenue,
                             6.150% due 9/2/12
986,250
------------------------------------------------------------
---------------------------------------

6,853,125
------------------------------------------------------------
---------------------------------------
Pollution Control -- 3.5%
                           California Pollution Control
Financing Authority,
                             PCR (Pacific Gas & Electric
Co.):
      800,000     A1*          6.350% due 6/1/09(b)
858,000
    2,500,000     A1*          8.200% due 12/1/18
2,603,125
      500,000     AA-        Resource Recovery Revenue
Bonds, (Waste
                               Management Inc.), 1991
Corporate Series A,
                               7.150% due 2/1/11(b)
556,250
    1,500,000     Aa3*       San Diego Gas & Electric Co.,
Series A,
                               6.800% due 6/1/15(b)
1,653,750
------------------------------------------------------------
---------------------------------------

5,671,125
------------------------------------------------------------
---------------------------------------
Power -- 2.8%
                           Northern California Power Agency:
    1,110,000     A*         Geothermal Project, 5.000% due
7/1/09                          997,612
    2,000,000     AAA        Hydroelectric Project, 5.500%
due 7/1/16                     1,895,000

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                          CALIFORNIA PORTFOLIO
 FACE
AMOUNT           RATING                    SECURITY
VALUE
============================================================
========================================================
Power -- 2.8% (continued)
$  1,000,000       AAA        Redding COP, Electric System
Revenue,
                                    8.599% due 7/1/22(c)(f)
$   1,120,000
     600,000       A          Southern California Public
Power Authority, Multiple
                                 Project Revenue 1989
Series, 5.500% due 7/1/20
543,000
------------------------------------------------------------
--------------------------------------------------------

4,555,612
------------------------------------------------------------
--------------------------------------------------------
Pre-Refunded(d) -- 15.9%

   1,500,000       AAA        California COP, Lease Finance
Authority, Nevada County,
                                 (Escrowed with U.S.
Government Securities to
                                 10/1/98 Call @ 101), 7.600%
due 10/1/19                                   1,633,125
   1,575,000       AAA         California State Public Works
Board, Lease Revenue,
                                 University Project A,
CONNIE LEE-Insured, (Escrowed
                                 with U.S. Government
Securities to 6/1/03
                                 Call @ 100), 5.000% due
6/1/23                                            1,340,719
   1,245,000       AAA         Concord Redevelopment Agency
Tax Allocation Bonds,
                                 (Central Concord
Redevelopment Project),
                                 BIG-Insured, (Escrowed with
U.S. Government
                                 Securities to 7/1/98 Call @
102), 8.000% due 7/1/18                       1,389,731
   1,500,000       AAA         Desert Hospital Corporation
Project COP, Series 1990,
                                 (Escrowed with U.S.
Government Securities to 7/1/00
                                 Call @ 102), 8.100% due
7/1/20                                            1,760,625
     320,000       AAA         Dublin COP, Public Facilities
Project No. 1, (Escrowed
                                 with U.S. Government
Securities to 2/1/96 Call @ 100),
                                 9.250% due 2/1/10
325,600
     750,000       AAA         El Camino Hospital Revenue
COP, (Escrowed with
                                 U.S. Government Securities
to 9/1/97 Call @ 102),
                                 8.500% due 9/1/17
818,437
     550,000       AAA         Grossmont Hospital District,
MBIA-Insured, (Escrowed
                                 with U.S. Government
Securities to 11/15/97
                                 Call @ 102), 8.000% due
11/15/17                                            603,625
   1,500,000       AAA         Kings River Conservation
District, Pine Flat Power
                                 Revenue, Series C,
(Escrowed with U.S. Government
                                 Securities to 1/1/97 Call @
102), 7.900% due 1/1/20(c)                    1,601,250
     640,000       AAA         Loma Linda California Water
Revenue, (Escrowed with
                                 U.S. Government Securities
to 12/1/95 Call @ 102),
                                 9.250% due 12/1/10
658,400
     500,000       AAA         Los Angeles County
Transportation Commission Sales
                                 Tax Revenue Series A,
(Escrowed with U.S.
                                 Government Securities to
7/1/98 Call @ 102),
                                 8.000% due 7/1/18
558,125

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                         CALIFORNIA PORTFOLIO
 FACE
AMOUNT           RATING                    SECURITY
VALUE
============================================================
===========================================
Pre-Refunded(d) -- 15.9%
$   450,000      AAA        Los Angeles Convention and
Exhibition Center Authority
                              COP, (Escrowed with U.S.
Government Securities to
                              12/1/05 Call @ 100), 9.000%
due 12/1/20                       $  596,812
                            Los Angeles Department of Water
and Power:
  1,000,000      AAA          Electric Revenue, (Escrowed
with U.S. Government
                                 Securities to 5/1/98 Call @
102),
                                 7.900% due 5/1/28
1,107,500
  1,950,000      AAA          Electric Revenue, (Escrowed
with U.S. Government
                                 Securities to 1/15/01 Call
@ 102),
                                 7.100% due 1/15/31
2,201,062
  1,550,000      AAA          Water Works Revenue, (Escrowed
with U.S.
                                 Government Securities to
2/15/99 Call @ 102),
                                 7.200% due 2/15/19
1,716,625
  1,200,000      AAA        Los Angeles Waste Water System
Revenue,
                              (Escrowed with U.S. Government
Securities to
                              11/1/97 Call @ 102), 8.125%
due 11/1/17                        1,317,000
    425,000      AAA        Norwalk Redevelopment Agency-
Area 1, (Escrowed with
                              U.S. Government Securities to
12/1/95 Call @ 102),
                              9.100% due 12/1/15
436,688
    500,000      AAA        Oceanside County COP, AMBAC-
Insured, (Escrowed
                              with U.S. Government
Securities to 8/1/02
                              Call @ 102), 7.300% due 8/1/21
587,500
    400,000      AAA        Pleasanton Capital Projects 1 &
2, (Escrowed to
                              Maturity with U.S. Government
Securities to 10/1/97
                              Call @ 102), 8.750% due
10/1/08                                  442,500
  1,000,000      AAA        Rancho Water District Finance
Authority Revenue Bonds,
                              Series 1991, RITES, AMBAC-
Insured, (Escrowed with
                              U.S. Government Securities to
8/17/01 Call @ 104),
                              8.874% due 8/17/21(f)(c)
1,233,750
  2,500,000      AAA        Riverside County Asset Leasing
Corp. Leasehold
                              Revenue, (Riverside County
Hospital Project),
                              (Escrowed with U.S. Government
Securities to 6/1/99
                              Call @ 102), 7.400% due 6/1/14
2,806,250
  1,000,000      AAA        San Bernardino County COP, (West
Valley Detention
                              Center Project), (Escrowed
with U.S. Government
                              Securities to 11/1/98 Call @
102), 7.700%
                              due 11/1/18
1,117,500
    250,000      AAA        San Diego Redevelopment Agency,
(Marina
                              VRedevelopment Project),
(Escrowed with U.S.
                              Government Securities to
12/1/97 Call @ 101.5),
                              8.750% due 12/1/08
277,188

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                         CALIFORNIA PORTFOLIO
 FACE
AMOUNT           RATING                    SECURITY
VALUE
============================================================
========================================================
Pre-Refunded(d) -- 15.9% (continued)
$  1,000,000     AAA           State Public Works Board
Lease Revenue, Department
                                 of Corrections, (State
Prison-Madera County),
                                 (Escrowed with U.S.
Government Securities to 9/1/00
                                 Call @ 102), 7.000% due
9/1/09                                      $ 1,132,500
------------------------------------------------------------
--------------------------------------------------------

25,662,512
------------------------------------------------------------
--------------------------------------------------------
Public  Facilities-- 9.8%
   2,000,000     AAA           Anaheim COP, Convention
Center, Linked Security,
                                 MBIA-Insured, 6.200% due
7/16/23(e)                                   2,052,500
   1,025,000     Baa*          Azusa COP, Refunding Capital
Improvement Refining
                                 Project, 6.625% due 8/1/13
1,028,844
   2,000,000     A-            Burbank Redevelopment Agency
Tax Allocation Series A,
                                 6.000% due 12/1/23
1,847,500
   2,000,000     AAA           California Public School
District Financing Authority
                                 Convertible Capital
Appreciation Bonds, Palmdale
                                 School District, FSA-
Insured, Series 1993B, stepped
                                 zero coupon to 9/30/99 then
6.200% to maturity due
                                 10/1/23
1,425,000
     750,000     AAA           California Statewide
Community Development Authority
                                 Revenue, Gemological
Institute, 6.000% due 5/1/25                       737,812
   1,500,000     Baa*          Corona Public Finance
Authority, 1993 Public
                                 Improvement Refunding
Revenue Bonds,
                                 6.000% due 7/1/14
1,393,125
   2,000,000     A             Mendocino County Public
Facilities Authority
                                 Corporation COP, Series
1993, 6.000% due 8/15/23                      1,880,000
   1,000,000     AAA           San Diego County Building
Authority, Registered Fixed
                                 Option Certificates, 7.000%
due 11/18/19                              1,030,000
   2,875,000     AAA           Santa Ana Financing Authority
Lease
                                 Revenue-Police
Administration and Holding Facility,
                                 6.250% due 7/1/24
3,036,719
   1,500,000     NR            Valley Health System COP
Refunding Project,
                                 6.875% due 5/15/23
1,428,750
------------------------------------------------------------
--------------------------------------------------------

15,860,250
------------------------------------------------------------
--------------------------------------------------------
Solid Waste -- 1.9%
   1,300,000     BBB           Orange County COP, Orange
County Public Facilities
                                 Corp. (Solid Waste
Management),
                                 7.875% due 12/1/07
1,313,000
     750,000     A-            Southeast Resource Recovery
Facilities Authority,
                                 Lease Revenue, 9.000% due
12/1/08                                       768,750

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                         CALIFORNIA PORTFOLIO
 FACE
AMOUNT           RATING              SECURITY
VALUE
============================================================
========================================================
Solid Waste -- 1.9% (continued)
 $ 1,000,000     A-            West Nevada County COP, Solid
Waste,
                                 7.500% due 6/1/21
$ 1,005,000
------------------------------------------------------------
--------------------------------------------------------

3,086,750
------------------------------------------------------------
--------------------------------------------------------
Tax Allocation -- 3.4%
   1,000,000     Baa*          Azusa Redevelopment Agency
Tax Allocation Refunding,
                                 (Merged Project Area),
Series A, 6.750% due 8/1/23                    1,010,000
     295,000     AAA           Brea Public Finance Authority
Tax Allocation,
                                 MBIA-Insured, 7.000% due
8/1/15                                         320,444
   1,000,000     BBB           Carson Redevelopment Agency
Redevelopment Project
                                 Area No. 2, 6.000% due
10/1/13                                          940,000
      30,000     AAA           Concord Redevelopment Agency
Tax Allocation Bonds,
                                 (Central Concord
Redevelopment Project),
                                 BIG-Insured, 8.000% due
7/1/18                                           33,150
   1,000,000     Baa*          Pomona Public Finance
Authority Revenue Refunding
                                 Southwest Pomona
Redevelopment,
                                 5.500% due 2/1/08
943,750
   2,000,000     AAA           South Orange County Public
Financing Authority Special
                                 Tax Revenue-Series A,
7.000% due 9/1/10                               2,292,500
------------------------------------------------------------
--------------------------------------------------------

5,539,844
------------------------------------------------------------
--------------------------------------------------------
Transportation -- 2.7%
   3,000,000     AAA           San Francisco City & County
Airports Second Series
                                 Issue 5, FGIC-Insured,
6.500% due 5/1/19(b)                           3,120,000
   1,250,000     A*            Santa Barbara COP, (Harbor
Refunding Project),
                                 6.750% due 10/1/27
1,276,562
------------------------------------------------------------
--------------------------------------------------------

4,396,562
------------------------------------------------------------
--------------------------------------------------------
Utilities -- 1.2%
   1,960,000     BBB-          Trinity County Public
Utilities District COP Electric
                                 District Facilities, 6.750%
due 4/1/23(b)                             1,955,100
------------------------------------------------------------
--------------------------------------------------------
Water and Sewer -- 5.0%
   1,200,000     A1*           Bakersfield COP (Waste Water
Treatment Plant 3
                                 Projects), 8.000% due
1/1/10                                          1,306,500
   1,000,000     AAA           Eastern Municipal Water
District, Water & Sewer
                                 Revenue COP, FGIC-Insured,
6.750% due 7/1/12                          1,107,500
                               Irvine Ranch Water District
Joint Powers Agency, Local
                                 Agency Pool Revenue Bonds:
   1,000,000     A+                8.250% due 8/15/23(e)
1,075,000
   1,750,000     A+                7.875% due 2/15/23(e)
1,844,062

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------

                         CALIFORNIA PORTFOLIO
 FACE
AMOUNT           RATING                          SECURITY
VALUE
============================================================
========================================================
Water and Sewer -- 5.0% (continued)
$  1,000,000     AAA            San Buenaventura COP, (1990
Water Enterprise
                                  Financing), AMBAC-Insured,
7.500% due 10/1/20                      $ 1,156,250
   1,300,000     AAA            Yolo County Flood Control &
Water Conservation
                                  District COP, FGIC-
Insured, 7.125% due 7/15/15                       1,508,000
------------------------------------------------------------
--------------------------------------------------------

7,997,312
------------------------------------------------------------
--------------------------------------------------------
                                TOTAL INVESTMENTS -- 100%
                                (Cost -- $154,296,485)(g)
$161,663,494
============================================================
========================================================

(a)     Variable rate obligations payable at par on demand
at any time on no
        more than seven days notice.
(b)     Income from these issues is considered a preference
item for purposes of
        calculating the alternative minimum tax.
(c)     Variable rate obligations payable at par on demand
on the date
        indicated.
(d)     Pre-Refunded bonds escrowed by U.S. Government
Securities and bonds
        escrowed to maturity by U.S. Government Securities
are considered by
        manager to be triple-A rated even if issuer has not
applied for new
        ratings.
(e)     Securities segregated by Custodian.
(f)     Residual interest bonds--coupon varies inversely
with level of short-
        term tax-exempt interest rates.
(g)     The aggregate cost for Federal income tax purposes
is substantially the
        same.
++      Security has not been rated by either Moody's
Investors Services or
        Standard & Poors, however, the portfolio manager has determined the equivalent rating to be A-1+.

        See pages 25 and 26 for definition of ratings and certain security descriptions.

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
-------------------
Bond Ratings
------------------------------------------------------------
-------------------
All ratings are by Standard & Poor's Corporation, except those identified by an asterisk (*) are rated by Moody's Investors Services. The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Rating from "AA" to "BB" may be
modified by the addition of
a plus (+) or minus (-) sign to show relative standings
within the major rating
categories.
AAA      - Bonds rated "AAA" have the highest rating
assigned by Standard &
           Poor's. Capacity to pay interest and repay
principal is extremely
           strong.
AA       - Bonds rated "AA" have a very strong capacity to
pay interest and
           repay principal and differ from the highest rated
issue only in a
           small degree.
A        - Bonds rated "A" have a strong capacity to pay
interest and repay
           principal although they are somewhat more
susceptible to the adverse
           effects of changes in circumstances and economic
conditions than
           bonds in higher rated categories.
BBB      - Bonds rated "BBB" are regarded as having an
adequate capacity to pay
           interest and repay principal. Whereas they
normally exhibits adequate
           protection parameters, adverse economic
conditions or changing
           circumstances are more likely to lead to a
weakened capacity to pay
           interest and repay principal for bonds in this
category than in
           higher rated categories.
BB       - Bonds rated "BB" have less near-term
vulnerability to default than
           other speculative issues. However, it faces major
ongoing
           uncertainties or exposure to adverse business,
financial, or economic
           conditions which could lead to inadequate
capacity to meet timely
           interest and principal payments.
Moody's  - Numerical modifiers 1, 2 and 3 may be applied to
each generic rating
           from "Aa" to "Baa", where 1 is the highest and 3
the lowest ranking
           within its generic category.
Aaa      - Bonds that are rated "Aaa" are judged to be of
the best quality. They
           carry the smallest degree of investment risk and
are generally
           referred to as "gilt edge". Interest payments are
protected by a
           large or by an exceptionally stable margin and
principal is secure.
           While the various protective elements are likely
to change, such
           changes as can be visualized are most unlikely to
impair the
           fundamentally strong position of such issues.
Aa       - Bonds that are rated "Aa" are judged to be of
high quality by all
           standards. Together with the Aaa group they
comprise what are
           generally known as high grade bonds. They are
rated lower than the
           best bonds because margins of protection may not
be as large in Aaa
           securities or fluctuation of protective elements
may be of greater
           amplitude or there may be other elements present
which make the long-
           term risks appear somewhat larger than in Aaa
securities.
A        - Bonds that are rated "A" possess many favorable
investment attributes
           and are to be considered as upper medium grade
obligations. Factors
           giving security to principal and interest are
considered adequate but
           elements may be present which suggest a
susceptibility to impairment
           some time in the future.
Baa      - Bonds that are rated "Baa" are considered as
medium grade
           obligations, i.e., they are neither highly
protected nor poorly
           secured. Interest payments and principal security
appear adequate for
           the present but certain protective elements may
be lacking or may be
           characteristically unreliable over any great
length of time. Such
           bonds lack outstanding investment characteristics
and in fact have
           speculative characteristics as well.
NR       - Indicates that the bond is not rated by Standard
& Poor's Corporation
           or Moody's Investors Services.

Smith Barney Muni Funds
------------------------------------------------------------
-------------------
Short-Term Security Ratings
------------------------------------------------------------
-------------------
SP-1     - Standard & Poor's highest rate rating indicating
very strong or
           strong capacity to pay principal and interest;
those issues
           determined to possess overwhelming safety
characteristics are denoted
           with a plus (+) sign.
A-1      - Standard & Poor's highest commercial paper and
variable-rate demand
           obligation (VRDO) rating indicating that the
degree of safety
           regarding timely payment is either overwhelming
or very strong; those
           issues determined to possess overwhelming safety
characteristics are
           denoted with a plus (+) sign.
P-1      - Moody's highest rating for commercial paper and
for VRDO prior to the
           advent of the VMIG 1 rating.
VMIG 1   - Moody's highest rating for issues having a demand
feature -- (VRDO)
MIG 1    - Moody's highest rating for short-term municipal
obligations.
MIG 2    - Moody's second highest rating for short-term
municipal obligations

------------------------------------------------------------
-------------------
Security Descriptions
------------------------------------------------------------
-------------------
ABAG     - Association of Bay Area Governments
AIG      - American International Guaranty
AMBAC    - American Municipal Bond Assurance Corporation
BAN      - Bond Anticipation Notes
BIG      - Bond Investors Guaranty
CGIC     - Capital Guaranty Insurance Company
CHFCLI   - California Health Facility Construction Loan
Insurance
CONNIE
LEE      - College Construction Loan Insurance Association
COP      - Certificate of Participation
EDA      - Economic Development Authority
ETM      - Escrowed To Maturity
FGIC     - Financial Guaranty Insurance Company
FHA      - Federal Housing Administration
FHLMC    - Federal Home Loan Mortgage Corporation
FLAIRS   - Floating Adjustable Interest Rate Securities
FNMA     - Federal National Mortgage Association
FRTC     - Floating Rate Trust Certificates
FSA      - Federal Savings Association
GIC      - Guaranteed Investment Contract
GNMA     - Government National Mortgage Association
GO       - General Obligation
HDC      - Housing Development Corporation
HFA      - Housing Finance Authority
IDA      - Industrial Development Authority
IDB      - Industrial Development Board
IDR      - Industrial Development Revenue
INFLOS   - Inverse Floaters
LOC      - Letter of Credit
MBIA     - Municipal Bond Investors Assurance Corporation
MVRICS   - Municipal Variable Rate Inverse Coupon Security
PCR      - Pollution Control Revenue
RAN      - Revenue Anticipation Notes
RAW      - Revenue Anticipation Warrants
RIBS     - Residual Interest Bonds
RITES    - Residual Interest Tax-Exempt Securities
TAN      - Tax Anticipation Notes
TECP     - Tax Exempt Commercial Paper
TOB      - Tender Option Bonds
TRAN     - Tax and Revenue Anticipation Notes
VA       - Veterans Administration
VRWE     - Variable Rate Wednesday Demand

Smith Barney Muni Funds
------------------------------------------------------------
-------------------
Statements of Assets and Liabilities (unaudited)
September 30, 1995
------------------------------------------------------------
-------------------

                                                  California
                                                 Money
Market           California
                                                  Portfolio
Portfolio
============================================================
==========================
ASSETS:
  Investments, at value (Cost - $1,152,900,180
    and $154,296,485)
$1,152,900,180         $161,663,494
  Cash
--               44,809
  Interest receivable
7,466,165            2,698,384
  Receivable for securities sold
--               30,000
  Prepaid expenses
192,977                   --
  Other receivables
--                  973
------------------------------------------------------------
--------------------------
  Total Assets
1,160,559,322          164,437,660
------------------------------------------------------------
--------------------------
LIABILITIES:
  Dividends payable
2,129,545              782,987
  Management fees payable
911,445              123,611
  Distribution fees payable
32,301               12,598
  Accrued expenses
--               56,674
  Other liabilities
45,773                   --
------------------------------------------------------------
--------------------------
  Total Liabilities
3,119,064              975,870
------------------------------------------------------------
--------------------------
Total Net Assets
$1,157,440,258         $163,461,790
------------------------------------------------------------
--------------------------
NET ASSETS:
  Par value of capital shares                     $
1,157,806         $     13,081
  Capital paid in excess off par value
1,156,647,790          155,140,583
  Undistributed net investment income
--              268,888
  Accumulated net realized gain (loss)
    on security transactions
(365,338)             672,229
  Net unrealized appreciation of investments
--            7,367,009
------------------------------------------------------------
--------------------------
Total Net Assets
$1,157,440,258         $163,461,790
============================================================
==========================
Shares Outstanding:
   Class A
1,157,805,596           12,489,499
   ---------------------------------------------------------
--------------------------
   Class B
--               71,418
   ---------------------------------------------------------
--------------------------
   Class C
--              520,363
   ---------------------------------------------------------
--------------------------
Net Asset Value:
   Class A (and  redemption price)
$1.00               $12.49
   ---------------------------------------------------------
--------------------------
   Class B *
--               $12.50
   ---------------------------------------------------------
--------------------------
   Class C **
--               $12.49
   ---------------------------------------------------------
--------------------------
Class A Maximum  Public Offering  Price Per Share
  (net asset value  plus 4.17% of net asset value
   per share)
--                $13.01
============================================================
==========================

 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase
(See Note 4).

** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
-------------------
Statements of Operations (unaudited)
------------------------------------------------------------
-------------------
For the Six Months Ended September 30, 1995


California

Money Market     California

Portfolio       Portfolio
============================================================
=========================
INVESTMENT INCOME:
 Interest
$21,256,140     $ 5,488,826
------------------------------------------------------------
-------------------------
EXPENSES:
 Management fees (Note 4)
2,719,023         378,015
 Distribution fees (Note 4)
543,805         146,474
 Shareholder and system servicing fees
122,500          23,029
 Audit and legal
15,500           6,017
 Registration fees
9,794           6,017
 Shareholder communications
30,208          20,130
 Custody
9,038           8,013
 Trustees' fees
2,390           6,660
 Pricing service fees
3,890          13,542
 Other
4,100             272
------------------------------------------------------------
-------------------------
 Total Expenses
3,460,248         608,169
 Less: Management fee waiver
170,872              --
------------------------------------------------------------
-------------------------
 Net Expenses
3,289,376         608,169
------------------------------------------------------------
-------------------------
Net Investment Income
17,966,764       4,880,657
------------------------------------------------------------
-------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE 5):
 Realized Gain (Loss) From Security Transactions
 (excluding short-term securities*):
    Proceeds from sales
92,463,846      25,318,331
    Cost of securities sold
92,502,211      24,726,944
------------------------------------------------------------
-------------------------
 Net Realized Gain (Loss)
(38,365)        591,387
------------------------------------------------------------
-------------------------
 Change in Net Unrealized Appreciation
 of Investments:
    Beginning of period
--       5,122,600
    End of period
--       7,367,009
------------------------------------------------------------
-------------------------
 Increase in Net Unrealized Appreciation
--       2,244,409
------------------------------------------------------------
-------------------------
Net Gain (Loss) on Investments
(38,365)      2,835,796
------------------------------------------------------------
-------------------------
Increase in Net Assets From Operations
$17,928,399     $ 7,716,453
============================================================
=========================

*  Represents only short-term securities for the California
Money Market
              ----
   Portfolio.

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
-------------------
Statements of Changes in Net Assets
------------------------------------------------------------
-------------------
For the Six Months Ended September 30, 1995 (unaudited) and the Year Ended March 31, 1995


California

Money Market Portfolio

--------------------------------

September 30        March 31
============================================================
================================
OPERATIONS:
 Net investment income                                  $
17,966,764     $    14,112,880
 Net realized loss
(38,365)             (1,435)
------------------------------------------------------------
--------------------------------
 Increase in Net Assets From Operations
17,928,399          14,111,445
------------------------------------------------------------
--------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
 Net investment income
(17,966,764)        (14,075,680)
 Net realized gains
--                  --
------------------------------------------------------------
--------------------------------
 Decrease in Net Assets From Distributions
    to Shareholders
(17,966,764)        (14,075,680)
------------------------------------------------------------
--------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares
2,511,288,978       2,335,326,000
 Net asset value of shares issued in connection with
    the transfer of the Smith Barney Shearson
    California Municipal Money Market Fund
    net assets (Note 7)
--         830,711,463
 Net asset value of shares issued for reinvestment
    of dividends
17,103,241          12,583,409
 Cost of shares reacquired
(2,324,233,430)     (2,415,119,839)
------------------------------------------------------------
--------------------------------
 Increase in Net Assets from Fund Share
    Transactions
204,158,789         763,501,033
------------------------------------------------------------
-------------------------------
Increase in Net Assets
204,120,424         763,536,798
NET ASSETS:
 Beginning of period
953,319,834         189,783,036
------------------------------------------------------------
--------------------------------
 End of period                                          $
1,157,440,258     $   953,319,834
============================================================
================================

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Statements of Changes in Net Assets
------------------------------------------------------------
--------------------
For the Six Months Ended September 30, 1995 (unaudited) and the Year Ended March 31, 1995

California Portfolio
                                                      ------
------------------------

September 30      March 31
============================================================
=========================
OPERATIONS:
 Net investment income                                 $
4,880,657     $ 10,575,801
 Net realized gain
591,387          169,042
 Increase (decrease) in net unrealized appreciation
2,244,409         (444,401)
------------------------------------------------------------
-------------------------
 Increase in Net Assets From Operations
7,716,453       10,300,442
------------------------------------------------------------
-------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 3):
 Net investment income
(4,809,380)     (10,612,295)
 Net realized gains
--          (16,954)
------------------------------------------------------------
-------------------------
 Decrease in Net Assets From Distributions to
    Shareholders
(4,809,380)     (10,629,249)
------------------------------------------------------------
-------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares
4,658,538       30,935,315
 Net asset value of shares issued for reinvestment
    of dividends
1,422,134        3,672,477
 Cost of shares reacquired
(15,013,847)     (41,508,956)
------------------------------------------------------------
-------------------------
 Decrease in Net Assets from Fund Share
    Transactions
(8,933,175)      (6,901,164)
------------------------------------------------------------
-------------------------
Decrease in Net Assets
(6,026,102)      (7,229,971)
NET ASSETS:
 Beginning of period
169,487,892      176,717,863
------------------------------------------------------------
-------------------------
 End of period*
$163,461,790     $169,487,892
============================================================
=========================
* Includes undistributed net investment income of:     $
268,888     $    197,611
============================================================
=========================

                      See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
-------------------
Notes to Financial Statements (unaudited)
------------------------------------------------------------
-------------------
   1. Significant Accounting Policies

   The California Money Market and California Portfolios
("Portfolios") are
separate investment portfolios of the Smith Barney Muni
Funds ("Fund"). The
Fund, a Massachusetts business trust, is registered under the Investment Company
Act of 1940, as amended, as a non-diversified, open-end management investment company and consists of these Portfolios and ten other separate investment portfolios: Florida, Georgia, New Jersey, New York,
National, Ohio,
Pennsylvania, Limited Term, Florida Limited Term and New
York Money Market
Portfolios. The financial statements and financial highlights for the other portfolios are presented in separate semi-annual reports.

   The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on the trade date; (b) securities are valued at bid prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) short-term securities and securities maturing within 60 days are valued at cost plus (minus) accreted discount (amortized premium), which approximates value; (d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; and (g) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

   2. Portfolio Concentration

   Since each Portfolio invests primarily in obligations of issuers within
California, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting California.

   3. Exempt-Interest Dividends and Other Distributions

   The California Money Market Portfolio declares and records a dividend of substantially all its net investment income on each business day. Such

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
-------------------
dividends are paid or reinvested monthly in fund shares on the payable date.
Furthermore, all Portfolios intend to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the Portfolio.

   Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

   4. Management Agreement and Other Transactions

   Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager to the Fund. The
California Money Market Portfolio pays SBMFM a management fee calculated at an annual rate of 0.50% of average daily net assets. The California Portfolio pays
SBMFM a management fee calculated at an annual rate of 0.45% of the average daily net assets. These fees are calculated daily and paid monthly. SBMFM waived
$170,872 of its management fees for the California Money Market Portfolio for the six months ended September 30, 1995.

   Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of
Fund shares. For the six months ended September 30, 1995, SB received sales charges of approximately $70,000 on purchases of the California Portfolio's
Class A shares.

   There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares of the California Portfolio if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class C shares of the
California Portfolio have a 1.00% CDSC if redemption occurs within the first year from the date such investment was made.

   Pursuant to a Distribution Plan, the California Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of
0.15% of the average daily net assets of each class. In addition, the California
Portfolio pays a distribution fee with respect to Class B and C shares calculated at the annual rates of 0.50% and 0.55%, respectively, of the average daily net assets of each class. The California Money Market Portfolio pays a distribution fee calculated at the annual rate of 0.10% of the average daily net assets.

Smith Barney Muni Funds
------------------------------------------------------------
-------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
-------------------

     All officers and two Trustees of the Fund are employees of SB.

     5. Investments

     During the six months ended September 30, 1995, the aggregate cost of purchases and proceeds from sales (including maturities, but excluding short-term securities) of investments were as follows:

                                       California
                                      Money Market
California
                                       Portfolio
Portfolio
============================================================
===================
Purchases                                     --
$16,000,163
------------------------------------------------------------
-------------------
Sales                                         --
25,318,331
============================================================
===================

     At September 30, 1995, the gross unrealized appreciation of investments for
Federal income tax purposes were as follows:

                                       California
                                      Money Market
California
                                       Portfolio
Portfolio
============================================================
===================
Gross unrealized appreciation                  --
$8,333,458
Gross unrealized depreciation                  --
(966,449)
------------------------------------------------------------
-------------------
Net unrealized appreciation                    --
$7,367,009
============================================================
===================

     6. Capital Loss Carryforward

     At March 31, 1995, the California Money Market
Portfolio had for Federal
tax purposes approximately $326,973 of unused loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryovers are indicated below.
Expiration occurs on March 31, of the year indicated:

                      1997     1998    1999     2000
2001     2002    2003
============================================================
===================
California Money
  Market Portfolio  $93,180  $58,601  $7,368  $74,192
$10,769  $81,428  $1,435
============================================================
===================

Smith Barney Muni Funds
------------------------------------------------------------
-------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
-------------------

     7. Transfer of Assets

     On November 18, 1994 the net assets of the Smith Barney
Shearson California
Municipal Money Market Fund ("California Municipal Money
Market") were merged
into Smith Barney California Money Market Portfolio pursuant to an Agreement and
Plan of Reorganization dated August 2, 1994.

     The transaction was structured for tax purposes to qualify as a tax-free reorganization under the Internal Revenue Code. The
California Municipal Money
Market Fund net assets at that date were $830,711,463.
Directly after the merger
the combined net assets were $1,034,833,204 for the Smith
Barney California
Money Market Portfolio.

     8. Shares of Beneficial Interest

     At September 30, 1995, there were an unlimited amount of shares of beneficial interest of $0.001 par value authorized. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in its respective Portfolio and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares. Effective November 7, 1994, the California Portfolio adopted a new class structure, renaming Class B shares as Class C shares. In addition, the former Class C shares were exchanged into Class A shares. At September 30, 1995, total paid-in capital amounted to the following for each class and respective
Portfolio:

Portfolio                         Class A        Class B
Class C
============================================================
===================
California Money Market        $1,157,805,596          --
--
California                        147,568,555    $855,173
$6,729,936
============================================================
===================

Smith Barney Muni Funds
------------------------------------------------------------
-------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
-------------------

     Transactions in shares of each Portfolio were as follows:

                                                    Six
Months Ended                        Year Ended
                                                   September
30, 1995                     March 31, 1995*
California Money                              --------------
-----------------      --------------------------------
Market Portfolio                                Shares
Amount                Shares          Amount
============================================================
=======================================================
Class A
Shares sold                                   2,511,288,978
$ 2,511,288,978      2,335,326,000    $ 2,335,326,000
Net asset value of
 shares issued in
 connection with
 transfer of the
 California Municipal
 Money Market
 Fund (Note 7)                                           --
--        831,064,777        831,064,777
Shares issued on
 reinvestment                                    17,103,241
17,103,241         12,583,409         12,583,409
Shares redeemed                              (2,324,233,430)
(2,324,233,430)    (2,415,119,839)    (2,415,119,839)
------------------------------------------------------------
-------------------------------------------------------
Net Increase                                    204,158,789
$   204,158,789        763,854,347    $   763,854,347
============================================================
=======================================================
California  Portfolio
============================================================
=======================================================
Class A+
Shares sold                                         341,220
$     4,257,596          2,324,798    $    27,987,508
Shares issued on
 reinvestment                                       108,079
1,336,860            287,711          3,455,371
Shares redeemed                                  (1,149,338)
(14,301,501)        (3,314,660)       (39,556,136)
------------------------------------------------------------
-------------------------------------------------------
Net Decrease                                       (700,039)
$    (8,707,045)          (702,151)   $    (8,113,257)
============================================================
=======================================================
Class B
Shares sold                                          24,185
$       303,337             84,879    $     1,001,483
Shares issued on
 reinvestment                                         1,035
12,810                480              5,781
Shares redeemed                                      (3,206)
(39,529)           (35,955)          (428,708)
------------------------------------------------------------
-------------------------------------------------------
Net Increase                                         22,014
$       276,618             49,404    $       578,556
============================================================
=======================================================
Class C++
Shares sold                                           7,843
$        97,605            161,193    $     1,946,324
Shares issued on
 reinvestment                                         5,860
72,464             17,630            211,325
Shares redeemed                                     (54,258)
(672,817)          (129,420)        (1,524,112)
------------------------------------------------------------
-------------------------------------------------------
Net Increase (Decrease)                             (40,555)
$      (502,748)            49,403    $       633,537
============================================================
=======================================================

* For the California Portfolio, Class B shares transactions are for the period from November 11, 1994 (inception date) to March 31,
1995.
+ On October 10, 1994, the former Class C shares were exchanged into Class A shares; therefore Class C share activity for the period from April 1, 1994 to
   October 9, 1994 is included with Class A share activity. ++ On November 7, 1994, the former Class B shares were renamed Class C shares.

Smith Barney Muni Funds
California Money Market Portfolio
------------------------------------------------------------
-------------------
Financial Highlights
------------------------------------------------------------
-------------------
For a share of beneficial interest outstanding throughout each period:


Class A Shares                            1995(a)
1995         1994         1993         1992         1991(b)
============================================================
========================================================
Net Asset Value,
 Beginning of Period                       $1.00
$1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------
--------------------------------------------------------
Income From Operations:
 Net investment income (1)                 0.016
0.026        0.018        0.021        0.035        0.044
 Dividends from net
   investment income                      (0.016)
(0.026)      (0.018)      (0.021)      (0.035)      (0.044)
------------------------------------------------------------
--------------------------------------------------------
Net Asset Value, End of Period             $1.00
$1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------
--------------------------------------------------------
Total Return                                1.67%++
2.66%        1.84%        2.05%        3.51%        4.49%++
------------------------------------------------------------
--------------------------------------------------------
Net Assets,
 End of Period (000s)                 $1,157,440
$953,320     $189,783     $159,681     $167,172     $135,608
------------------------------------------------------------
--------------------------------------------------------
Ratios to Average Net Assets:
 Expenses (1)                               0.61%+
0.61%        0.64%        0.67%        0.60%        0.46%+
 Net investment income                      3.30+
3.02         1.82         2.05         3.46         4.73+
============================================================
========================================================

(a) For the six months ended September 30, 1995 (unaudited).
(b) For the period from May 10, 1990 (inception date) to
March 31, 1991.
(1) The manager waived all or part of its fees for the period ended March 31,
    1991, the year ended March 31, 1995 and the six months ended September 30,
    1995. If such fees were not waived, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:

                       Per Share Decreases          Expense
Ratios
                    in Net Investment Income      Without
Fee Waivers
                    -------------------------  -------------
-------------
                    1995(a)    1995   1991(b)  1995(a)
1995   1991(b)
                    -------    ----   -------  -------     -
---   -------
 Class A             $.002    $.002    $.001    0.63%+
0.63%    0.60%+

++  Total return is not annualized, as the result may not be representative
    of the total return for the year.
+   Annualized.

Smith Barney Muni Funds
California Portfolio
------------------------------------------------------------
-------------------
Financial Highlights (continued)
------------------------------------------------------------
-------------------

For a share of each class of beneficial interest outstanding throughout each period:


Class A Shares (a)                      1995(b)        1995
1994         1993         1992         1991
============================================================
=====================================================
Net Asset Value,
 Beginning of Period                    $12.28
$12.27       $12.78       $12.05       $11.62      $11.47
------------------------------------------------------------
-----------------------------------------------------
Income From Operations:
 Net investment income (1)                0.36
0.74         0.76         0.78         0.81        0.84
 Net realized and unrealized
    gain (loss)                           0.21
0.02*       (0.47)        0.73         0.42        0.15
------------------------------------------------------------
-----------------------------------------------------
Total Income From Operations              0.57
0.76         0.29         1.51         1.23        0.99
------------------------------------------------------------
-----------------------------------------------------
Less Distributions From:
 Net investment income                   (0.36)
(0.75)       (0.77)       (0.78)       (0.80)      (0.84)
 Net realized gains                         --             -
-        (0.03)          --           --          --
------------------------------------------------------------
-----------------------------------------------------
Total Distributions                      (0.36)
(0.75)       (0.80)       (0.78)       (0.80)      (0.84)
------------------------------------------------------------
-----------------------------------------------------
Net Asset Value, End of Period          $12.49
$12.28       $12.27       $12.78       $12.05      $11.62
------------------------------------------------------------
-----------------------------------------------------
Total Return                              4.70%++
6.47%        2.15%       12.93%       11.11%       8.90%
------------------------------------------------------------
-----------------------------------------------------
Net Assets,
 End of Period (000s)                 $156,070
$161,993     $164,833     $159,635     $123,268     $98,740
------------------------------------------------------------
-----------------------------------------------------
Ratios to Average Net Assets:
 Expenses (1)                             0.70%+
0.59%        0.51%        0.53%        0.38%       0.21%
 Net investment income                    5.84+
6.16         5.90         6.32         6.78        7.25
------------------------------------------------------------
-----------------------------------------------------
Portfolio Turnover Rate                   9.78%
31.65%       38.68%       24.28%       44.03%      45.37%
============================================================
=====================================================

(a) On October 10, 1994 the former Class C shares were exchanged into Class A shares.
(b) For the six months ended September 30, 1995 (unaudited).
(1) The manager waived all or part of its fees for each of the periods in the two-year period ended March 31, 1992. If such fees were not waived, the per share decrease of net investment income and the ratios of expenses to average net assets would be as follows:

                        Per Share Decreases          Expense
Ratios
                     in Net Investment Income     Without
Fee Waivers**
                     ------------------------     ----------
-----------
                           1992     1991              1992
1991
                           ----     ----              ----
----
 Class A                  $0.017   $0.029             0.51%
0.46%

** As a result of voluntary expense limitations, the ratios of expenses to average net assets will not exceed 0.80%, 1.30% and 1.35% for Class A, B and
   C shares, respectively.
* Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the beginning of the period.
++ Total return is not annualized, as the result may not be representative of the total return for the year.
+  Annualized.

Smith Barney Muni Funds
California Portfolio
------------------------------------------------------------
-------------------
Financial Highlights (continued)
------------------------------------------------------------
-------------------
For a share of each class of beneficial interest outstanding throughout each period:


Class B Shares                               1995(a)
1995(b)
============================================================
======
Net Asset Value, Beginning of Period        $12.29
$11.52
------------------------------------------------------------
------
Income From Operations:
 Net investment income                        0.34
0.30
 Net realized and unrealized gain             0.20
0.75*
------------------------------------------------------------
------
Total Income From Operations                  0.54
1.05
------------------------------------------------------------
------
Less Distributions From:
 Net investment income                       (0.33)
(0.28)
 Net realized gains                             --
--
------------------------------------------------------------
------
Total Distributions                          (0.33)
(0.28)
------------------------------------------------------------
------
Net Asset Value, End of Period              $12.50
$12.29
------------------------------------------------------------
------
Total Return++                                4.46%
9.18%
------------------------------------------------------------
------
Net Assets, End of Period (000s)            $  893       $
607
------------------------------------------------------------
------
Ratios to Average Net Assets+:
 Expenses                                     1.20%
1.19%
 Net investment income                        5.34
5.56
------------------------------------------------------------
------
Portfolio Turnover Rate                       9.78%
31.65%
============================================================
======

(a) For the six months ended September 30, 1995 (unaudited).
(b) For the period November 11, 1994 (inception date) to
March 31, 1995.
 * Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the beginning of the period.
++ Total return is not annualized, as the result may not be representative of the total return for the year.
 +  Annualized.

Smith Barney Muni Funds
California Portfolio
------------------------------------------------------------
-------------------
Financial Highlights (continued)
------------------------------------------------------------
-------------------
For a share of each class of beneficial interest outstanding throughout each period:

Class C Shares (a)                            1995(b)
1995       1994        1993(c)
============================================================
==============================
Net Asset Value, Beginning of Period          $12.28
$12.26     $12.77       $12.46
------------------------------------------------------------
------------------------------
Income From Operations:
 Net investment income                          0.33
0.67       0.68         0.20
 Net realized and unrealized
    gain (loss)                                 0.21
0.01*     (0.48)        0.29
------------------------------------------------------------
------------------------------
Total Income From Operations                    0.54
0.68       0.20         0.49
------------------------------------------------------------
------------------------------
Less Distributions From:
 Net investment income                         (0.33)
(0.66)     (0.68)       (0.18)
 Net realized gains                               --
--      (0.03)          --
------------------------------------------------------------
------------------------------
Total Distributions                            (0.33)
(0.66)     (0.71)       (0.18)
------------------------------------------------------------
------------------------------
Net Asset Value, End of Period                $12.49
$12.28     $12.26       $12.77
------------------------------------------------------------
------------------------------
Total Return                                    4.44%++
5.80%      1.45%        3.95%++
------------------------------------------------------------
------------------------------
Net Assets, End of Period (000s)              $6,499
$6,888     $6,269       $1,784
------------------------------------------------------------
------------------------------
Ratios to Average Net Assets:
 Expenses                                       1.26%+
1.23%      1.22%        1.20%+
 Net investment income                          5.28+
5.57       5.15         5.44+
------------------------------------------------------------
------------------------------
Portfolio Turnover Rate                         9.78%
31.65%     38.68%       24.28%
============================================================
==============================

(a) On November 7, 1994 the former Class B shares were renamed Class C shares.
(b) For the six months ended September 30, 1995 (unaudited).
(c) For the period from January 5, 1993 (inception date) to
March 31, 1993.
 * Includes the net per share effect of shareholder sales and redemptions activity during the period, most of which occurred at a net asset value less than the beginning of the period.
++ Total return is not annualized, as the result may not be representative of the total return for the year.
 +  Annualized.

[LOGO OF SMITH BARNEY MUNI FUNDS APPEARS HERE]


Investment Manager

Smith Barney Mutual Funds
Management Inc.

Distributor

Smith Barney Inc.

Custodian

PNC Bank

Shareholder Servicing Agent

The Shareholder Services Group, Inc.
P.O. Box 9134
Boston, MA 02205-9134

This report is submitted for the general information of the shareholders of
Smith Barney Muni Funds - California Money Market and California Portfolios. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Portfolio, which contains information concerning the Portfolio's investment policies and expenses as well as other pertinent information.


Smith Barney Muni Funds
388 Greenwich Street
New York, New York 10013


FD0805 11/95
82110



Smith Barney
Muni Funds

Trustees

Jessica M. Bibliowicz
Joseph H. Fleiss
Donald R. Foley
Paul Hardin
Francis P. Martin, M.D.
Heath B. McLendon, Chairman
Roderick C. Rasmussen
John P. Toolan
C. Richard Youngdahl

Officers

Heath B. McLendon
Chief Executive Officer

Jessica M. Bibliowicz
President

Lewis E. Daidone
Senior Vice President
and Treasurer

Peter M. Coffey
Vice President

Karen L. Mahoney-Malcomson
Vice President

Lawrence T. McDermott
Vice President

Irving P. David
Controller

Thomas M. Reynolds
Controller

Christina T. Sydor
Secretary


------------------
SEMI-ANNUAL REPORT                 [PHOTO]
------------------

                                   Smith Barney
                                   Muni Funds
                                   Florida Limited
                                   Term Portfolio
                                   Florida Portfolio
                                   -------------------------
--------------------
                                   September 30, 1995





                              [LOGO] Smith Barney Mutual
Funds
                                     Investing for your
future.
                                     Every day.

-------------------------------------------
Florida Limited Term and Florida Portfolios
-------------------------------------------

Dear Shareholder:

We are pleased to provide you with this semi-annual report, which includes unaudited financial statements, for the Smith Barney Muni Funds -- Florida
Limited Term Portfolio and Florida Portfolio. This report covers the six months ended September 30, 1995. For your convenience, we have summarized this period's prevailing economic and market conditions below and outlined our portfolio strategy during this time. A more detailed summary of performance and current holdings can be found in the Historical Performance and Schedule of Investments sections that follow.

Florida Economic Highlights

Florida's general obligation debt holds a "AA" ranking from both Standard &
Poor's and Fitch, and currently has a "stable" outlook according to both agencies. Florida's economy is continuing to diversify from a tourism and agriculture base into a more balanced service and trade economy characterized by increased insurance, banking and export activity. This has helped to encourage year-round growth and overall economic recovery, but is also putting pressure on
Florida's infrastructural and educational facilities. However, the state's debt load remains moderate and its financial operations are well-balanced, pointing toward continuing economic health.

Market & Economic Overview

Although some analysts have been forecasting a slight pick-up in economic activity during the final quarter of 1995, it now appears that the Federal
Reserve Board has been successful in controlling inflation and encouraging a sustainable and slower rate of economic growth this year. The Board declined to alter the federal funds rate in September, leaving it unchanged at 5.75%, a move that reflected its confidence in the current rate of economic growth. However, while the economy did pick up steam compared to the sluggish first quarter of
1995, conflicting indicators all point to continued economic uncertainty going into 1996. Consumer spending is rising at an annual pace of 2.5% to 3%, a relatively neutral rate further tempered by recent indications that consumer households are growing more cautious. A number of other economic indicators edged up over the past six months compared to early 1995, including car buying, housing starts and industrial production before slowing again in September. The most recent Index of Leading Indicators -- used by the U.S. Government to forecast economic conditions -- eased downward slightly in September, fueled by cheaper commodity prices. This index measures eleven different indicators, ranging from unemployment benefit claims to building permits. While a majority of these indicators showed a slight uptick in September, others dipped. The overall result was confirmation of our expectations for slow economic growth and steady, or even lower, interest rates by year end.

In response to these conditions, the municipal bond market continued to lag somewhat relative to Treasuries. The big uncertainty over the municipal market continues to be tax reform. The current budget, which is heading for a showdown in Washington, contains a capital gains cut but does not address broader tax reform. Flat tax proposals are still being discussed, but a number of alternate reform measures are on the table as well. We expect this issue to emerge as the centerpiece of the 1996 Presidential elections.

In short, until a more definite consensus emerges from Washington, D.C., we cannot be certain of the impact on municipal bonds and are holding fast on our relatively cautious investment approach. Looking forward -- and absent radical tax reform -- we expect municipal bonds to perform well relative to taxable investments, due primarily to diminishing supply. There continues to be little refinancing or new issue activity. New issue activity is increasing toward year-end but remains well below the levels seen in previous years. The Public
Securities Association now predicts approximately $140 billion in new issues by the end of 1995, less than half the record amount that came to market in 1993.
This reduction in supply has helped to support underlying values. If the supply situation continues into 1996 as we expect, stronger appreciation opportunities could develop.

Florida Limited Term Portfolio Performance

The Florida Limited Term Portfolio posted a one-year total return of 10.22%
(Class A shares) for the period ended on September 30, 1995.
This return
compares very favorably with the 8.71% average total return for its Lipper peer group.

Florida Limited-Term Portfolio Strategy

Over the past six months, intermediate fixed income markets have been characterized by generally lower interest rates, as measured by the decline of
10-Year Treasuries from 7.20% on March 31, 1995 to 6.18% on September 30, 1995, a drop of more than 100 basis points. Comparable maturity municipal bond yields declined less dramatically over this period, dropping about 50 basis points over the previous six months to a level of 4.81% as measured by Moody's 10-Year AA
Muni Bond Index. By this measure, intermediate municipal yields averaged about
78% of the yield on 10-Year Treasuries during the period. The failure of municipals to fully participate in a declining interest rate environment can be attributed primarily to uncertainty about the direction that tax reform will take.

These events have done little to change our overall strategy. While our longer-term outlook for the economy and interest rates is positive and we do not expect radical tax reform, we want to err on the side of caution in structuring the Portfolio's risk profile. Intermediate- and shorter-maturity municipals are currently providing only 70% to 80% of the yield available on comparable maturity Treasuries. This makes their relative trading value somewhat vulnerable to reductions in the top marginal income tax brackets, a scenario we deem more likely than adoption of any of the more far-reaching tax reform proposals that could completely eliminate the tax-free income advantage of municipal bonds.

The Portfolio is currently positioned in the middle of the 5- to 10-year intermediate maturity range in order to provide relative stability of principal.
Nearly all of our holdings are higher-coupon issues trading at a premium to their face value, including a substantial commitment in bonds priced to a call date earlier than maturity, and bonds with extraordinary call features such as sinking funds designed to retire a portion of debt early and housing bonds subject to early call because of mortgage prepayments. Such bonds will tend to decline less in price compared to current coupon or discounted bonds should interest rates rise in response to a pick-up in economic activity or in the event of unfavorable changes in the tax code. And because many of these holdings feature effective maturities that are shorter than their stated maturity date, they further reduce the Portfolio's overall market sensitivity while providing relatively high income.

Florida Portfolio Performance

The Florida Portfolio posted a one-year total return of 10.69% (Class A shares) for the period ended on September 30, 1995, a return that compares with the
10.44% average for all Florida general municipal funds tracked by Lipper
Analytical Services over the same time period. For the three years ended on
September 30, 1995, the Portfolio posted a cumulative total return of 23.29% compared to an average of 21.53% for its Lipper peer group. This performance was achieved with only minimal capital gains distributions, thus preserving the favorable tax status of distributed income.

Florida Portfolio Strategy & Outlook

Over the past six months, the fixed-income markets have been characterized by generally lower interest rates, as measured by the decline of 30-year Treasuries from 7.43% on March 31, 1995 to 6.50% on September 30, 1995, a drop of nearly
100 basis points. Long-term municipal bond yields, however, barely budged over the time period, starting out on March 30, 1995 at 6.29% as represented by the
Bond Buyer's 25-Year Revenue Bond Index and finishing at
6.27% on September 28,
1995. This is due primarily to tax reform concerns.

While there are certainly some near-term risks at current market levels, our long-term outlook for inflation and interest rates is positive. In addition, long-term municipals are currently offering excellent value relative to taxable investments. At more than 90% of the yield on 30-year Treasuries, all but the most radical of tax reform proposals is fully discounted in current long-term municipal bond prices. Accordingly, we will continue to balance the interest rate sensitivity of the Portfolio by investing in a strategically diversified combination of short- and long-term maturities, but with a bias toward lengthening the overall maturity structure. We intend to retain most of our substantial commitment to higher coupon issues trading at a premium and callable prior to maturity for the high income they are providing and the measure of protection they afford in the event interest rates should rise. However, we are increasing our focus on issues with comparable maturities but greater call protection in anticipation of a possible further downturn in rates at the end of this year or early 1996.

We were saddened by the loss of an outstanding business leader and Trustee of the Portfolios:Ralph D. Creasman. He made significant contributions to his community and state. His wisdom and influence will be missed.

At this time, we'd like to thank you for your continued participation in our
Florida Portfolios and for your ongoing confidence in our investment management approach.


Sincerely,



/s/ HEATH B. MCLENDON                       /s/ PETER M.
COFFEY
Heath B. McLendon                           Peter M. Coffey
Chairman and                                Vice President
and
Chief Executive Officer                     Investment
Officer

November 8, 1995

Smith Barney Muni Funds
Florida Limited Term Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------
                     Net Asset Value
                     ---------------
                    Beginning  End of    Income     Capital
Gain       Total
Period Ended        of Period  Period   Dividends
Distributions   Returns (1)
============================================================
====================
9/30/95              $6.56      $6.73     $0.16        $0.00
5.13%+
------------------------------------------------------------
--------------------
3/31/95               6.44       6.56      0.33         0.00
7.17
------------------------------------------------------------
--------------------
Inception* - 3/31/94  6.50       6.44      0.24         0.00
2.74+
============================================================
====================
Total                                     $0.73        $0.00
============================================================
====================


============================================================
====================
Historical Performance -- Class C Shares
============================================================
====================
                     Net Asset Value
                     ---------------
                    Beginning  End of    Income     Capital
Gain       Total
Period Ended        of Period  Period   Dividends
Distributions   Returns (1)
============================================================
====================
9/30/95              $6.55      $6.72     $0.16        $0.00
5.04%+
------------------------------------------------------------
--------------------
3/31/95               6.43       6.55      0.31         0.00
6.84
------------------------------------------------------------
--------------------
Inception* - 3/31/94  6.51       6.43      0.23         0.00
2.17+
============================================================
====================
Total                                     $0.70        $0.00
============================================================
====================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Smith Barney Muni Funds
Florida Limited Term Portfolio
------------------------------------------------------------
--------------------
Average Annual Return
------------------------------------------------------------
--------------------


Without Sales Charge(1)
                                                       -----
------------------

Class A      Class C
============================================================
====================
Six Months Ended 9/30/95+
5.13%        5.04%
------------------------------------------------------------
--------------------
Year Ended 9/30/95
10.21         9.80
------------------------------------------------------------
--------------------
Inception* through 9/30/95
6.21         5.84
------------------------------------------------------------
--------------------

                                                        With
Sales Charge(2)
                                                        ----
----------------

Class A       Class C
============================================================
====================
Six Months Ended 9/30/95+
3.08%         4.04%
------------------------------------------------------------
--------------------
Year Ended 9/30/95
8.00          8.80
------------------------------------------------------------
--------------------
Inception* through 9/30/95
5.33          5.84
------------------------------------------------------------
--------------------


------------------------------------------------------------
--------------------
Cumulative Total Return
------------------------------------------------------------
--------------------


Without Sales Charge(1)
                                                        ----
-------------------
Class A (Inception* through 9/30/95)
15.75%
------------------------------------------------------------
--------------------
Class C (Inception* through 9/30/95)
14.65
------------------------------------------------------------
--------------------


(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 2.00% and Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

*    Inception dates for Class A and C shares are April 27,
1993 and May 4,
     1993, respectively.

+    Total return is not annualized, as it may not be
representative of the
     total return for the year.

Smith Barney Muni Funds
Florida Limited Term Portfolio
------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------

               Growth of $10,000 Invested in Class A Shares of the
                    Florida Limited Term Portfolio vs.
Lehman
                        10 Year General Obligation Index+
                                   (unaudited)

------------------------------------------------------------
--------------------
                          April 1993 -- September 1995

    [The following table was represented by a chart in the printed material.]

                                     Florida
Lehman
                                   Limited Term       10
Year General
                    Date            Portfolio
Obligation Index
                    ----            ---------         ------
---------
                   4/27/93            9800
10000
                     9/93            10300
10700
                     3/94            10100
10300
                     9/94            10300
10450
                     3/95            10800
11000
                     9/95            11333
11722


+    Hypothetical  illustration  of  $10,000  invested  in
Class  A  shares  at
     inception on April 27, 1993, assuming deduction of the maximum 2.00% sales charge at the time of investment and reinvestment of dividends (after deduction of applicable sales charges through November
6, 1994,  afterwards
     at net asset value) and capital gains at net asset value through September
     30,  1995.  The Lehman 10 Year General  Obligation
Index is a broad based,
     total return index, comprised of all investment grade fixed rate, long term maturities (9-12 years) and are selected from issues larger than $50 million dated since January, 1984. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

     All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Muni Funds
Florida Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class A Shares
------------------------------------------------------------
--------------------

                     Net Asset Value
                   -------------------
                   Beginning    End of     Income    Capital
Gain     Total
Period Ended       of Period    Period    Dividends
Distributions  Returns(1)
============================================================
====================
9/30/95             $12.89      $13.18     $0.37
$0.00        5.20%+
------------------------------------------------------------
--------------------
3/31/95              12.82       12.89      0.76
0.00        6.77
------------------------------------------------------------
--------------------
3/31/94              13.21       12.82      0.77
0.00        2.75
------------------------------------------------------------
--------------------
3/31/93              12.32       13.21      0.80
0.01       14.21
------------------------------------------------------------
--------------------
Inception* - 3/31/92 12.00       12.32      0.70
0.00        8.70+
============================================================
====================
Total                                      $3.40
$0.01
============================================================
====================


------------------------------------------------------------
--------------------
Historical Performance -- Class B Shares
------------------------------------------------------------
--------------------

                     Net Asset Value
                   -------------------
                   Beginning    End of    Income    Capital
Gain     Total
Period Ended       of Period    Period   Dividends
Distributions  Returns(1)
============================================================
====================
9/30/95             $12.89      $13.17    $0.34
$0.00         4.89%+
------------------------------------------------------------
--------------------
Inception* - 3/31/95 11.91       12.89     0.29         0.00
10.77+
------------------------------------------------------------
--------------------
Total                                     $0.63        $0.00
------------------------------------------------------------
--------------------


------------------------------------------------------------
--------------------
Historical Performance -- Class C Shares
------------------------------------------------------------
--------------------

                     Net Asset Value
                   -------------------
                   Beginning    End of   Income    Capital
Gain     Total
Period Ended       of Period    Period  Dividends
Distributions  Returns(1)
============================================================
====================
9/30/95             $12.89      $13.18   $0.34         $0.00
4.94%+
------------------------------------------------------------
--------------------
3/31/95              12.81       12.89    0.67          0.00
6.12
------------------------------------------------------------
--------------------
3/31/94              13.20       12.81    0.68          0.00
2.05
------------------------------------------------------------
--------------------
Inception* - 3/31/93 12.86       13.20    0.18          0.00
4.05+
============================================================
====================
Total                                    $1.87         $0.00
============================================================
====================

It is the Fund's policy to distribute dividends monthly and capital gains, if any, annually.

Smith Barney Muni Funds
Florida Portfolio
------------------------------------------------------------
--------------------
Historical Performance -- Class Y Shares
------------------------------------------------------------
--------------------

                        Net Asset Value
                      -------------------
                      Beginning    End of    Income
Capital Gain     Total
Period Ended          of Period    Period   Dividends
Distributions  Returns(1)
============================================================
====================
Inception* - 9/30/95   $13.28     $13.18     $0.06
$0.00        (0.27)%+
============================================================
====================

------------------------------------------------------------
--------------------
Average Annual Total Return
------------------------------------------------------------
--------------------

                                             Without Sales
Charge(1)
                                  --------------------------
--------------------

                                  Class A     Class B
Class C     Class Y
============================================================
====================
Six Months Ended 9/30/95+           5.20%       4.89%
4.94%         NA
------------------------------------------------------------
--------------------
Year Ended 9/30/95                 10.67         NA
10.13         NA
------------------------------------------------------------
--------------------
Inception* through 9/30/95          8.32       16.19
6.33       (0.27)%
------------------------------------------------------------
--------------------
                                                 With Sales
Charge(2)
                                  --------------------------
--------------------
                                   Class A     Class B
Class C     Class Y
============================================================
====================
Six Months Ended 9/30/95+           0.97%        0.39%
3.94%        NA
------------------------------------------------------------
--------------------
Year Ended 9/30/95                  6.22          NA
9.13         NA
------------------------------------------------------------
--------------------
Inception* through 9/30/95          7.34        11.69
6.33       (0.27)%
------------------------------------------------------------
--------------------

------------------------------------------------------------
--------------------
Cumulative Total Return
------------------------------------------------------------
--------------------

                                                Without
Sales Charge(1)
                                    ------------------------
--------------------
Class A (Inception* through 9/30/95)
43.26%
------------------------------------------------------------
--------------------
Class B (Inception* through 9/30/95)
16.19
------------------------------------------------------------
--------------------
Class C (Inception* through 9/30/95)
18.26
------------------------------------------------------------
--------------------
Class Y (Inception* through 9/30/95)
(0.27)
------------------------------------------------------------
--------------------

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred.
     Class C shares reflect the deduction of a 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

*    Inception dates for Class A, B, C and Y shares are
April 2, 1991, November
     16, 1994, January 5, 1993 and September 19, 1995,
respectively.

+    Total return is not annualized, as it may not be
representative of the
     total return for the year.

Smith Barney Muni Funds
Florida Portfolio
------------------------------------------------------------
--------------------
Historical Performance
------------------------------------------------------------
--------------------
                Growth of $10,000 Invested in Class A Shares
of
             the Florida Portfolio vs. Lehman Muni Bond Fund
Index+
                                   (unaudited)
------------------------------------------------------------
--------------------
                          April 1991 -- September 1995


    [The following table was represented by a chart in the printed material.]


                                     Florida
Lehman Muni
                    Date            Portfolio         Bond
Fund Index
                    ----            ---------         ------
---------
                    4/2/91            9800
10000
                     3/92            10400
11200
                     3/93            11800
12800
                     3/94            12200
12900
                     3/95            13000
14200
                     9/95            13637
14729


+    Hypothetical illustration of $10,000 invested in Class
A shares at
     inception on April 2, 1991, assuming deduction of the maximum 4.00% sales charge at the time of investment and reinvestment of dividends (after deduction of applicable sales charges through November
6, 1994, afterwards
     at net asset value) and capital gains at net asset value through September
     30, 1995. The Lehman Muni Bond Fund Index is a broad based, total return index, comprised of 8,000 actual bonds which are all investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than $50 million dated since
January, 1984. The index is
     unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolio's other classes may be greater or less than the Class A shares' performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited)
September 30, 1995
------------------------------------------------------------
--------------------
                         FLORIDA LIMITED TERM PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Education -- 4.4%
   $600,000   AAA    Hillsborough County School Board COP,
                       MBIA-Insured, 5.500% due 7/1/04
$  631,500
------------------------------------------------------------
--------------------
Escrowed to Maturity(a) -- 22.9%
    635,000   AAA    Altamonte Springs Health Facility
Authority
                       Hospital Revenue,Adventist Health
System,
                       13.000% due 10/1/01
798,513
    300,000   AAA    Cape Coral Health Facility Authority
Hospital
                       Revenue, 8.125% due 11/1/08
361,875
    220,000   AAA    Jacksonville Health Facilities
Authority
                       Revenue, (St. Vincents Medical
Center, Inc.),
                       9.125% due 1/1/03
257,400
    140,000   AAA    Loxahatchee River Environmental Control
Sewer
                       Revenue, 7.750% due 10/1/13
164,675
    590,000   AAA    Orange County Health Facility Authority
Revenue,
                       Southern Adventist Hospital, 8.750%
due 10/1/09  736,762
    405,000   AAA    Palm Beach County Health Facility
Authority
                       Revenue, (John F. Kennedy Memorial
Hospital,
                       Inc.), 9.500% due 8/1/13
546,750
    410,000   AAA    Virgin Islands Territory GO, 8.000% due
3/1/98     445,875
------------------------------------------------------------
--------------------

3,311,850
------------------------------------------------------------
--------------------
General Obligation -- 3.5%
    475,000   A+     Guam Government Limited Obligation
Revenue,
                       Series A, LOC Fuji Bank, 7.000% due
11/15/04     504,688
------------------------------------------------------------
--------------------
Hospital -- 22.5%
    500,000   BBB+   Alachua County Health Facilities
Revenue
                       Refunding,Santa Fe Healthcare
Facility,
                       6.000% due 11/15/09
495,625
    685,000   BAA    Bay County Hospital Systems Revenue
                       Refunding,(Bay Medical Center
Project),
                       6.875% due 10/1/99
714,113
    725,000   A1*    Brevard County Health Facilities
Authority
                       Revenue, (Hospital- Holmes Regulated
Medical
                       Center Project), 5.400% due 10/1/03
730,437
    600,000   BBB+   Collier County Health Facilities
Authority
                       Revenue Refunding,(The Moorings Inc.
Project),
                       6.125% due 12/1/06
610,500
    170,000   AAA    Jacksonville Health Facilities
Authority Revenue,
                       (Hospital-Holmes Regulated Medical
Center
                       Project), 9.125% due 1/1/03
198,262
    500,000   A-     Palm Beach County Health Facilities
Authority
                       Revenue, Good Samaritan Health
Systems,
                       5.700% due 10/1/02
512,500
------------------------------------------------------------
--------------------

3,261,437
------------------------------------------------------------
--------------------
Housing: Multi-Family -- 4.0%
    400,000   AAA    Escambia County HFA, Multi-Family
Housing
                       Revenue,Genesis Health, Series A,
zero
                       coupon due 4/15/01
279,500

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------
                         FLORIDA LIMITED TERM PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Housing: Multi-Family -- 4.0% (continued)
   $300,000   AAA    Escambia County HFA, Multi-Family
                       Refunding,(Meadow Run Project), LOC
Federal
                       Home Loan Bank of Atlanta, 5.500%
mandatory
                       tender 5/1/03
$ 301,875
------------------------------------------------------------
--------------------

581,375
------------------------------------------------------------
--------------------
Housing: Single-Family -- 5.7%
    130,000   AAA    Duval County HFA Single-Family Mortgage
                       Revenue, Mortgage Backed Securities
Program,
                       GNMA-Collateralized, 8.000% due
6/1/00(b)        134,387
    190,000   Aaa*   Escambia County HFA, Single-Family
Mortgage
                       Revenue, Multi County Program, Series
A,
                       6.150% due 4/1/00(b)
193,325
    160,000   AAA    Leon County HFA Single-Family  Mortgage
Revenue,
                       (Multi-County Project 84), Series A,
MBIA-Insured,
                       zero coupon due 3/1/03
79,000
    410,000   AAA    Orange County HFA Single-Family
Mortgage Revenue,
                       Mortgage Backed Securities Program,
GNMA/FNMA-
                       Collateralized,6.100% due 10/1/05(b)
422,813
------------------------------------------------------------
--------------------

829,525
------------------------------------------------------------
--------------------
Industrial Development -- 3.0%
    400,000   AAA    Osceola County IDA, Community Provider
                       Pooled Loan Program, Series A, CGIC-
Insured,
                       7.500% due 7/1/02
433,000
------------------------------------------------------------
--------------------
Nursing Home -- 2.8%
    400,000   Baa1*  Jacksonville Health Facilities
Authority
                       Development Revenue, National
Benevolent
                       Association Cypress Village Program,
                       6.000% due 12/1/04
401,500
------------------------------------------------------------
--------------------
Pollution Control -- 4.1%
    530,000   A      Broward County Resource Recovery
Revenue,
                       Broward Waste Energy-LP North,
                       7.950% due 12/1/08
588,300
------------------------------------------------------------
--------------------
Public Facilities -- 3.5%
    500,000   AAA    Pembroke Pines Public Improvement
Revenue,
                       AMBAC-Insured, 5.000% due 10/1/02
514,375
------------------------------------------------------------
--------------------
Solid Waste -- 10.9%
    715,000   A      Brevard County Solid Waste Disposal
System
                       Revenue, 5.200% due 4/1/04
722,150
    715,000   A      Palm Beach County Solid Waste
Authority,
                       10.000% due 12/1/04
856,800
------------------------------------------------------------
--------------------

1,578,950
------------------------------------------------------------
--------------------
Tax Allocation -- 3.6%
    500,000   AAA    Orange County Tourist Development Tax
                       Revenue Refunding, Series A, MBIA-
Insured,
                       5.400% due 10/1/04
529,375
------------------------------------------------------------
--------------------
                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------
                         FLORIDA LIMITED TERM PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Transportation -- 9.1%
   $320,000   AA     Dade County Aviation Revenue Refunding,
                       Series Y, 5.125% due 10/1/03
$   326,800
    500,000   A+     Dunes Community Development District
                       Revenue Refunding, Intracoastal
Waterway
                       Bridge, 5.200% due 10/1/02
514,375
    460,000   AAA    Jacksonville Port Authority Airport
                       Revenue Refunding, AMBAC-Insured,
                         5.200% due 10/1/03(b)
473,800
------------------------------------------------------------
--------------------

1,314,975
------------------------------------------------------------
--------------------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $13,981,685)(f)
$14,480,850
============================================================
====================

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------
                                FLORIDA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Education -- 1.9%
 $  750,000  Baa*   Palm Bay Lease Revenue, Education
                      and Research, Series A, 6.850% due
9/1/13       $ 765,938
  1,000,000  AAA    Palm Beach County School Board, Series
A,
                        AMBAC-Insured, 5.375% due 8/1/15
950,000
    445,000  AA-    Pensacola Junior College Foundation,
Education
                      Facility Revenue, LOC Bank of Tokyo,
7.125%
                      due 7/1/09
462,800
------------------------------------------------------------
--------------------

2,178,738
------------------------------------------------------------
--------------------
Escrowed to Maturity(a) -- 5.3%
                    Escambia County HFA, Multi-Family
Housing Revenue,
                       (Genesis Healthcare):
   400,000   AAA         Coupon Custodial Receipts of the
County,
                           zero coupon due 10/15/14
109,000
 3,000,000   AAA         Principal Custodial Receipts,
                           zero coupon due 10/15/18
615,000
 1,500,000   AAA         Water and Sewer District IV
Revenue,
                           7.300% due 1/1/08
1,715,625
   425,000   AAA    Florida State Community Service Suburban
Utilities,
                      8.125% due 10/1/98
456,344
 1,500,000   AAA    Gainsville  Florida  Utility  System
Revenue,
                      8.125% due 10/1/14
1,929,375
   510,000   AAA    Jacksonville Methodist Hospital, 10.000%
due
                      12/1/05
553,988
   665,000   AAA    Palm Beach County HFA, (John F. Kennedy
Memorial
                      Hospital Inc. Project), Series C,
9.500%
                      due 8/1/13
897,750
------------------------------------------------------------
--------------------

6,277,082
------------------------------------------------------------
--------------------
Finance -- 0.5%
    500,000  AAA    Gulf Breeze Local Government Revenue,
                       FGIC-Insured, 7.750% due 12/1/15
565,000
------------------------------------------------------------
--------------------
General Obligation -- 3.4%
    485,000  AA     Florida State Board of Education Capital
                      Outlay Refunding, Series A, 7.250%
                      due 6/1/23(c)
538,350
  1,000,000  AA     Florida State Broward County, 10.000%
                      due 7/1/14
1,456,250
  1,000,000  BBB    Guam Government GO, Series A, 5.375%
                      due 11/15/13
887,500
  1,000,000  AAA    Puerto Rico Commonwealth, MBIA-Insured,
                      Series A, 6.250% due 7/1/13
1,083,750
------------------------------------------------------------
--------------------

3,965,850
------------------------------------------------------------
--------------------
Hospital -- 21.8%
  1,000,000  BBB+    Alachua County Health Facilities
Authority
                       Revenue Santa Fe Healthcare
Facilities
                       Project, 7.600% due 11/15/13
1,077,500
  1,500,000  Baa*    Bay County Hospital Revenue, (Bay
County
                       Medical Center Project), 8.000% due
10/1/12     1,644,375


                       See Notes to Financial Statements.
14

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------
                                FLORIDA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Hospital -- 21.8% (continued)
 $1,000,000  BBB+   Bradford County Health Facilities
Authority
                      Revenue, Santa Fe Healthcare
Facilities
                      Project, 6.000% due 11/15/09
$ 958,750
  2,355,000  AAA    Dade  County IDR Refunding Susanna
Wesley,
                      FHA-Insured,  6.625% due 7/1/30
2,452,144
                    Escambia County Health Facilities
Authority Revenue:
  1,000,000  BBB+     Baptist Hospital Inc. & Baptist Manor
Inc.
                        Guaranteed, 6.750% due 10/1/14
1,023,750
  1,000,000  BBB+     Baptist Hospital Inc. Guaranteed,
Series A,
                        6.000% due 10/1/14
952,500
  2,000,000  AA+    Jacksonville Health Facilities Authority
                      Hospital Revenue,  (St. Luke's
Hospital),
                      FHA-Insured, 7.125% due 11/15/20
2,157,500
  1,000,000  Baa1*  Leesburg Hospital Revenue, Leesburg
Regional
                      Medical Center, 5.700% due 7/1/18
901,250
                    Lee County Hospital Board of Directors,
Hospital
                      Revenue Bonds (Lee Memorial Hospital
Project),
                      MBIA-Insured:
  1,000,000  AAA        91 Series A, INFLOS, 8.861% due
4/1/20(d)      1,080,000
  2,000,000  AAA        6.350% due 3/26/20
2,067,500
                    Orange County Health Facilities
Authority Hospital
                      Revenue Bonds:
  1,500,000  AAA      Adventist Health Systems, CGIC-
Insured,
                        FAIRS, 6.550% due 11/15/07(d)
1,584,375
  2,000,000  AAA      RIBS Linked, MBIA-Insured, 6.416%
                        due 10/29/21(d)
2,072,500
  1,000,000  AAA      Series 1991B, (Adventist Health
                        Systems/Sunbelt Inc.), CGIC-Insured,
                        6.750% due 11/15/21
1,082,500
    799,000  AAA    Osceola  County IDA Revenue (Community
                      Provider  Pooled Loan Program), CGIC-
Insured,
                      7.750% due 7/1/10
853,931
  1,000,000   Aa*   Pensacola Health Facilities Authority,
                      5.250% due 1/1/11
945,000
  1,030,000  BBB-   Pinellas County Health Facilities
Authority,
                      Sun Coast Health System Revenue, Sun
Coast
                      Hospital Guaranteed, Series A, 8.500%
                      due 3/1/20(c)
1,085,363
    350,000  BBB+   Santa  Rosa County Health Facilities
                      Authority Revenue Refunding, Gulf
                      Breeze Hospital Inc., Series A, Gulf
                      Breeze Hospital Guaranteed, 6.200% due
10/1/14     336,000
  1,000,000  AAA    South Broward Hospital District Revenue
Bonds,
                      RIBS, Series 1991C, AMBAC-Insured,
8.700%
                      due5/13/21(d)
1,091,250
  2,000,000  A*     Venice Health Facilities Revenue Bonds,
                      Series 1994, Venice Hospital Inc.
Guaranteed,
                      6.000% due 12/1/14
2,187,500
------------------------------------------------------------
--------------------

25,553,688
------------------------------------------------------------
--------------------

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------
                                FLORIDA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Housing: Multi-Family -- 4.8%
                   Broward County HFA Multi-Family Housing
Revenue:
  $ 985,000   AA-    Southern Pointe Apartments Project,
                       Surety Bond-Continental Casualty,
9.700%
                       mandatory tender 11/1/95(c)
$ 988,694
  1,000,000   A+     Waterford Park Project, Series 1991,
                       Policy of Indemnity Commercial Union
                       Assurance Co. PLC, Reinsured by Trygg-
Hansa
                       Insurance Co. of Sweden, 7.200%
mandatory
                       tender 5/1/02
1,037,500
  1,250,000   AA-    Waters Edge Apartments Project,
                       Surety Bond-Continental Casualty,
                       9.700% mandatory tender 11/1/95(c)
1,254,688
  1,355,000   A1   Broward County HFA Revenue Home
                     Mortgage, VEREX Mortgage
                     Insurance, GNMA-Collateralized,
                     Series A,zero coupon due 4/1/14
206,638
  1,000,000  AAA   Oceanside Housing Development
Corporation,
                     Multi-Family Housing and Funding, FHA-
Insured,
                     6.875% due 2/1/20
1,043,750
  1,095,000  AAA   Southwest Housing Development Corporation
                     Multi-Family Housing Revenue Refunding,
                     FHA-Insured, 6.875% due 2/1/20
1,131,956
------------------------------------------------------------
--------------------

5,663,226
------------------------------------------------------------
--------------------
Housing: Single-Family -- 8.1%
  1,000,000  Aaa*    Broward County HFA Revenue Home
Mortgage,
                       GNMA/FNMA-Collateralized, 6.650% due
8/1/21(b)  1,011,250
    115,000  Aaa*    Clay County HFA Single-Family Mortgage
Revenue,
                       Series A, Investment Agreement with
AIG,
                       GNMA-Collateralized, 8.000% due
12/1/12(b)        121,613
                     Dade County HFA Single-Family Mortgage
Revenue:
    355,000  Aaa*      Series B, GNMA/FNMA-Collateralized,
                         7.250% due 9/1/23(b)
370,087
     35,000  Aaa*      Series E, GNMA-Collateralized, 7.000%
due 3/1/24   36,312
  1,500,000  AAA     Dade County HFA Single-Family Mortgage
Revenue,
                       GNMA/FNMA-Collateralized, 6.700% due
4/1/28     1,543,124
    445,000  AAA     Duval County HFA Single-Family Mortgage
Revenue,
                       GNMA-Collateralized, 8.500% due
9/1/19(b)         468,363
    305,000  Aaa*    Escambia County HFA Single-Family
Mortgage Revenue,
                       GNMA-Collateralized, 7.800% due
4/1/22(b)         324,444
                     Florida HFA:
    175,000  Aaa*      Home Ownership Revenue, GNMA-
Collateralized,
                         7.800% due 9/1/10(b)
186,594
  1,600,000  AA        Residential Mortgage Series 1, GEMICO
Mortgage
                         Insurance, zero coupon due
11/1/12(d)           296,000
    440,000  Aaa*    Hillsborough County HFA Single-Family
Mortgage
                       Revenue, Series A5, GNMA-
Collateralized,
                       7.700% due  4/1/23(a)
465,850
  1,000,000  AAA     Leon County HFA Single-Family Mortgage
Revenue,
                       Series B, GNMA/FHLMC-Collateralized,
                       7.300% due 1/1/28
1,078,750

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------
                                FLORIDA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Housing: Single-Family -- 8.1% (continued)
$ 505,000    Aaa*   Palm Beach HFA Single-Family Mortgage
Revenue
                      Bonds, Series 1991 A, GNMA-
Collateralized,
                      7.875% due 4/1/23(b)
$ 516,363
  800,000    Aaa*   Pinnellas County HFA Single-Family
Mortgage
                      Revenue, GNMA/FNMA-Collateralized,
                      6.550% due 8/1/24(b)
811,000
1,200,000    BBB    Puerto Rico Housing Bank & Finance
Agency,
                      Single-Family Mortgage, 7.500% due
12/1/06       1,321,500
1,000,000    Aaa*   Virgin Islands HFA Single-Family
Mortgage,
                      GNMA-Collateralized, 6.500% due 3/1/25
1,006,250
------------------------------------------------------------
--------------------

9,557,500
------------------------------------------------------------
--------------------
Industrial Development -- 5.0%
  550,000    BBB    Collier County, Pine Ridge Industrial
Park &
                      Naples Production Park Municipal
Service
                      Taxing & Benefit Unit, Special
Assistance Bonds,
                      Series 1993, 5.600% due 11/1/13
512,188
3,000,000    NR     Dade County IDR, (Miami Cerebral Palsy
Services
                      Project), 8.000% due 6/1/22
2,996,250
1,275,000    NR     Homestead IDR, Community Rehabilitation
Providers
                      Program, Series A, 7.950% due 11/1/18
1,270,219
1,000,000    BBB-   Martin County IDA, Indiantown,
                      7.875% due 12/15/25
1,097,500
------------------------------------------------------------
--------------------

5,876,157
------------------------------------------------------------
--------------------
Miscellaneous -- 2.8%
1,200,000    AAA    North Springs Improvement District, MBIA-
Insured,
                      7.000% due 10/1/09
1,407,000
1,745,000    BBB    Tampa Capital Improvement Program,
Series B,
                      8.375% due 10/1/18
1,873,694
------------------------------------------------------------
--------------------

3,280,694
------------------------------------------------------------
--------------------
Nursing Home -- 1.5%
1,000,000     A1*   Broward County Health Facilities
Authority
                      Revenue Refunding, County Nursing
Home, LOC
                      Allied Irish Banks Ltd., 7.500% due
8/15/20(c)   1,086,250
  750,000    Baa1*  Jacksonville Health Facilities Authority
                      Development Revenue, National
Benevolent
                      Association, Cypress Hill Village
Program,
                      6.400% due 12/1/16
734,062
------------------------------------------------------------
--------------------

1,820,312
------------------------------------------------------------
--------------------
Pollution Control -- 6.5%
2,000,000    A+     Citrus County Pollution Control
Refunding,
                      Florida Power Corp. Crystal River,
                      6.625% due 1/1/27
2,100,000
2,000,000    Baa1*  Escambia County PCR, Champion
International,
                      6.900% due 8/1/22
2,090,000

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------
                                FLORIDA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Pollution Control -- 6.5% (continued)
$1,390,000   Baa3   Putnam County Development Authority PCR,
                      Georgia Pacific Corp. 1984, 7.000% due
12/1/05  $1,529,000
 2,000,000   AAA    Sunshine State Governmental Financing
Commission
                      Revenue, Series B, FGIC-Insured,
                      5.750% due 10/1/15
1,923,080
------------------------------------------------------------
--------------------

7,642,080
------------------------------------------------------------
--------------------
Power -- 2.1%
 1,265,000   Aa1*   Jacksonville Electric Authority Revenue
                      Refunding, St. John's River Power Park
Services
                      Refunding, 6.900% due 10/1/13
1,396,244
 1,000,000   A+     Pinellas County PCR, Florida Power
Corporation,
                      (Anclote & Bartlow Plants Project),
                      7.200% due 12/1/14
1,093,750
------------------------------------------------------------
--------------------

2,489,994
------------------------------------------------------------
--------------------
Pre-Refunded(a) -- 12.8%
 1,000,000   AAA    Broward County School Board COP, Series
A,
                      MBIA-Insured, (Escrowed with U.S.
Government
                      Securities to 7/1/00 Call @ 102),
                      7.125% due 7/1/10
1,131,250
 1,750,000   AAA    Charlotte County Hospital Revenue, Bon
Secours
                      Health, (St. Joseph's), Series A,
(Escrowed
                      with U.S. Government Securities to
8/15/98
                      Call @ 102), 8.250% due 8/15/18
1,966,562
 1,060,000   AAA    Dunedin Hospital Revenue, Mease Health
Care,
                      MBIA-Insured, (Escrowed with U.S.
Government
                      Securities to 11/15/01 Call @ 102),
                      6.750% due 11/15/11
1,201,775
 1,365,000   AAA    Edgewater Water & Sewer Authority, MBIA-
Insured,
                      (Escrowed with U.S. Government
Securities to
                      10/1/01 Call @ 102), 7.000% due
10/1/21          1,562,925
 1,105,000   AAA    Florida State Pollution Control, Series
X,
                      (Escrowed with U.S. Government
Securities to
                      7/1/01 Call @ 101), 6.400% due 7/1/09
1,215,500
   515,000   AAA    Florida State Board of Education Capital
Outlay
                      Refunding, Series A, (Escrowed with
U.S.
                      Government Securities to 6/1/00 Call @
102),
                      7.250% due 6/1/23(c)
584,525
 1,000,000   AAA    Florida State Turnpike Authority
Revenue,
                      AMBAC-Insured, (Escrowed with U.S.
Government
                      Securities to 7/1/01 Call @ 102),
                      7.200% due 7/1/11
1,151,250
 1,050,000   AAA    Fort Pierce Utilities Authority Revenue
Refunding,
                      AMBAC-Insured, (Escrowed with U.S.
Government
                      Securities to 10/1/01 Call @ 102),
                      6.500% due 10/1/16
1,174,687
 1,000,000   AAA    Lee County Capital & Transportation
Facilities
                      Revenue Bonds, Series 1991, MBIA-
Insured,
                      (Escrowed with U.S. Government
Securities to
                      10/1/00 Call @ 102), 6.500% due
10/1/21          1,108,750
 1,000,000   AAA    Miami Sports & Exhibition Authority
Special
                      Obligation Refunding, FGIC-Insured,
(Escrowed
                      with U.S. Government Securities to
4/1/00
                      Call @ 102), 7.200% due 10/1/20
1,130,000

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------
                                FLORIDA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Pre-Refunded(a) -- 12.8% (continued)
$  835,000   AAA    Pinellas County Health Facilities
Authority,
                      Sun Coast Health System Revenue, Sun
Coast
                      Hospital Guaranteed, Series A,
(Escrowed with
                      U.S. Government Securities to 3/1/00
                      Call @ 102), 8.500% due 3/1/20(c)
$ 983,212
 1,500,000   AAA    Port of Orange Water & Sewer Revenue,
                      AMBAC-Insured, (Escrowed with U.S.
Government
                      Securities to 4/1/01 Call @ 24.4),
                      zero coupon due 10/1/21
283,125
 1,000,000   AAA    St. Lucie County Sales Tax Revenue, FGIC-
Insured,
                      (Escrowed with U.S. Government
Securities to
                      10/1/02 Call @ 102), 6.500% due
10/1/22          1,127,500
   445,000   AAA    Volusia County Airport System Revenue,
Daytona
                      Beach Regional Airport, MBIA-Insured,
(Escrowed
                      with U.S. Government Securities to
10/1/00
                      Call @ 102), 7.000% due 10/1/21(b)
500,068
------------------------------------------------------------
--------------------

15,121,129
------------------------------------------------------------
--------------------
Short-Term(e) -- 1.8%
                    Hillsborough County PCR, (Tampa Electric
                      Company Project):
   200,000   VMIG 1*  4.500% due 5/15/18
200,000
   600,000   VMIG 1*  4.500% due 9/1/25
600,000
 1,300,000   VMIG 1*Jacksonville PCR (Florida Power and
Light Company
                      Project), 4.500% due 5/1/29
1,300,000
------------------------------------------------------------
--------------------

2,100,000
------------------------------------------------------------
--------------------
Solid Waste -- 4.2%
 2,050,000   A      Broward County Resource Recovery
Revenue,
                      (Broward Waste Energy North Project),
                      7.950% due 12/1/08(c)
2,275,500
 1,000,000   AAA    Lee County Solid Waste, MBIA-Insured,
                      7.000% due 10/1/11(b)
1,096,250
 1,500,000   A+     St. Lucie County Solid Waste Disposal
Revenue
                      Bonds, Florida Power & Light Co.
Project),
                      7.150% due 2/1/23(b)
1,606,875
------------------------------------------------------------
--------------------

4,978,625
------------------------------------------------------------
--------------------
Tax Allocation -- 1.6%
 2,000,000   BBB    Miami Beach Redevelopment Agency Tax
Increment
                      Revenue, City Center Historic
Convention Village,
                      5.875% due 12/1/22(b)
1,860,000
------------------------------------------------------------
--------------------
Transportation -- 7.7%
 1,250,000   Aa*    Dade County Aviation Facilities Revenue
Bonds,
                      Series U, 6.750% due 10/1/06(b)
1,332,812
 1,000,000   AAA    Dade County Seaport Refunded Revenue,
                      MBIA-Insured, 5.750% due 10/1/15
976,250
 1,500,000   Aa1*   Ocean Highway and Port Authority, Nassau
County,
                      Adjustable Demand Revenue Bonds,
Series 1990,
                      LOC ABN Ambro Bank NV, 6.250%
mandatory
                      tender 12/1/02(b)
1,621,875

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Schedules of Investments (unaudited) (continued)
September 30, 1995
------------------------------------------------------------
--------------------
                                FLORIDA PORTFOLIO
   FACE
  AMOUNT    RATING                   SECURITY
VALUE
============================================================
====================
Transportation -- 7.7% (continued)
$1,500,000   AA-    Port Everglades Authority, Port
Improvement
                      Revenue Refunding, FSA-Insured,
                      5.000% due 9/1/16
$ 1,338,750
 2,000,000   AAA    Port Everglades Port Improvement, 7.125%
due
                      11/1/16
2,387,500
 1,355,000   AAA    Volusia County Airport System Revenue,
                      Daytona Beach Regional Airport, MBIA-
Insured,
                      7.000% due 10/1/21(b)
1,461,706
------------------------------------------------------------
--------------------

9,118,893
------------------------------------------------------------
--------------------
Utilities -- 5.5%
  3,000,000   AAA   Escambia County Utility System Authority
                      Revenue Bonds, Series B, FGIC-Insured,
                      6.250% due 1/1/15
3,180,000
  1,350,000   BBB   Guam Power Authority Revenue, Series A,
                      6.750% due 10/1/24
1,385,437
  1,000,000   Aa1*  Orlando Utility Commission Water &
Electric
                      Revenue Refunding, 6.000% due 10/1/10
1,063,750
  1,000,000   A-    Puerto Rico Electric Power Authority
Revenue,
                      Series Z, 5.250% due 7/1/21
891,250
------------------------------------------------------------
--------------------

6,520,437
------------------------------------------------------------
--------------------
Water and Sewer -- 2.7%
 1,000,000   AAA    Coral Springs Improvement District,
Broward
                      County Water and Sewer Refunding,
Series 92,
                      MBIA-Insured,  6.000% due 6/1/10
1,066,250
 2,000,000   AAA    Seminole County Water & Sewer Refunding
&
                      Improvement, MBIA-Insured, 6.000% due
10/1/12    2,090,000
------------------------------------------------------------
--------------------

3,156,250
------------------------------------------------------------
--------------------
                     TOTAL INVESTMENTS -- 100%
                     (Cost -- $111,311,629)(f)
$117,725,655
============================================================
====================

(a)  Pre-Refunded bonds escrowed by U.S. Government
Securities and bonds
     escrowed to maturity by U.S. Government Securities are considered by manager to be triple-A rated even if issuer has not applied for new ratings.

(b) Income from these issues is considered a preference item for purposes of calculating the alternative minimum tax.

(c) Securities segregated by Custodian for open purchase commitment.

(d) Residual interest bonds -- coupon varies inversely with level of short-term tax-exempt interest rates.

(e) Variable rate obligation payable at par on demand at anytime on no more than seven days notice.

(f) Aggregate cost for Federal income tax purposes is substantially the same.
     See page 21 for definition of ratings and certain security descriptions.

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Bond Ratings
------------------------------------------------------------
--------------------

All ratings are by Standard & Poor's Corporation, except those identified by an asterisk (*) are rated by Moody's Investors Services. The definitions of the applicable rating symbols are set forth below:

Standard & Poor's -- Ratings from "AA" to "BBB" may be modified by the addition of a plus (+) or a minus (-) sign to show relative standings within the major rating categories.

AAA -- Bonds rated "AAA"' have the highest rating assigned by Standard &
     Poor's. Capacity to pay interest and repay principal is extremely strong.

AA   -- Bonds rated "AA" have a very strong  capacity to pay
interest and repay
     principal and differ from the highest rated issues only in a small degree.

A    -- Bonds  rated  "A" have a  strong  capacity  to pay
interest  and  repay
     principal although they are somewhat mor susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB  -- Bonds  rated "BBB" are  regarded  as having an
adequate  capacity to pay
     interest  and repay  principal.  Whereas  they
normally  exhibit  adequate
     protection   parameters,    adverse   economic
conditions   or   changing
     circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

Moody's -- Numerical modifiers 1, 2, and 3 may be applied to each generic rating from "Aa" to `Baa", where 1 is the highest and 3 the lowest rating within its generic category.

Aaa -- Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa   --  Bonds  that  are  rated  Aa are  judged  to be of
high  quality  by all
     standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A    -- Bonds that are rated A possess many favorable
investment  attributes and
     are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa -- Bonds that are rated Baa are considered as medium grade obligations,
     i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR   -- Indicates that the bond is not rated by Standard &
Poor's Corporation or
     Moody's Investor's Services.


------------------------------------------------------------
--------------------
Short-Term Securities Ratings
------------------------------------------------------------
--------------------

SP-1 -- Standard & Poor's highest rate rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1  -- Standard & Poor's highest  commercial  paper and
VRDO rating  indicating
     that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a (+) sign.

P-1 -- Moody's highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.

VMIG 1  --  Moody's   highest   rating  for  issues  having
demand  feature  --
     variable-rate demand obligation (VRDO)

                              SECURITY DESCRIPTIONS

AIG   -- American International Guaranty    GNMA --
Government National Mortgage
AMBAC -- American Municipal Bond Assurance
Association
CGIC  -- Capital Guaranty Insurance         GO   -- General
Obligation
           Company
Company
COP   -- Certificate of Participation       HFA  -- Housing
Finance Authority
FAIRS -- Floating Adjustable Interest Rate  IDA  --
Industrial Development
           Securities                                 Agency
FGIC  -- Financial Guaranty Insurance       IDR  --
Industrial Development
           Company
Revenue
FHA   -- Federal Housing  Administration    NFLOS-- Inverse
Floaters
FHLMC -- Federal Home Loan Mortgage         LOC  -- Letter
of Credit
           Corporation                      MBIA --
Municipal Bond Investors
FNMA  -- Federal National Mortgage
Assurance Corporation
           Association                      PCF  --
Pollution Control Financing
FSA   -- Financial Security Assurance
Authority
GEMICO-- General Electric Mortgage          PCR  --
Pollution Control Revenue
            Insurance Company               RIB  -- Residual
Interest Bonds
GIC   -- Guaranteed Investment Contract     VRDD -- Variable
Rate Demand Note
                                            VRWE -- Variable
Rate Wednesday
                                                      Demand

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Statements of Assets and Liabilities (unaudited)
September 30, 1995
------------------------------------------------------------
--------------------

Florida
                                                    Limited
Term        Florida

Portfolio        Portfolio
============================================================
====================
ASSETS:
   Investments, at value (Cost -- $13,981,685
     and $111,311,629, respectively)              $
14,480,850     $ 117,725,655
   Cash
--            48,229
   Receivable for securities sold
75,000           140,000
   Receivable for Fund shares sold
--           207,987
   Interest receivable
365,886         2,442,957
   Other assets
--            88,100
------------------------------------------------------------
--------------------
   Total Assets
14,921,736       120,652,928
------------------------------------------------------------
--------------------
LIABILITIES:
   Dividends payable
59,070           553,054
   Management fees payable
16,567            85,178
   Distribution fees payable
1,221             8,875
   Payable for securities purchased
--         1,929,469
   Accrued expenses and other liabilities
70,602            32,476
------------------------------------------------------------
--------------------
   Total Liabilities
147,460         2,609,052
------------------------------------------------------------
--------------------
Total Net Assets
$14,774,276      $118,043,876
============================================================
====================
NET ASSETS:
   Par value of shares of beneficial interest      $
2,196      $      8,952
   Capital paid in excess of par value
14,682,072       111,452,340
   Undistributed net investment income
137,806           126,041
   Accumulated net realized gain (loss) on
      security transactions
(546,963)           42,517
   Net unrealized appreciation of investments
499,165         6,414,026
------------------------------------------------------------
--------------------
Total Net Assets
$14,774,276      $118,043,876
============================================================
====================
Shares Outstanding:
   Class A
1,785,868         8,095,809
   ---------------------------------------------------------
--------------------
   Class B
--           303,940
   ---------------------------------------------------------
--------------------
   Class C
409,901           175,957
   ---------------------------------------------------------
--------------------
   Class Y
--           376,790
   ---------------------------------------------------------
--------------------
Net Asset Value:
   Class A (and redemption price)
$6.73            $13.18
   ---------------------------------------------------------
--------------------
   Class B*
--            $13.17
   ---------------------------------------------------------
--------------------
   Class C**
$6.72            $13.18
   ---------------------------------------------------------
--------------------
   Class Y (and redemption price)
--            $13.18
   ---------------------------------------------------------
--------------------
Class A Maximum Public Offering Price Per Share
  (net asset value plus 2.04% and 4.17% of
     net asset value per share, respectively)
$6.87            $13.73
============================================================
====================
*    Redemption price is NAV of Class B shares reduced by a
4.50% CDSC if shares
     are redeemed less than one year from initial purchase
(See Note 4).
**   Redemption price is NAV of Class C shares reduced by a
1.00% CDSC if shares
     are redeemed within the first year of purchase.

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Statements of Operations (unaudited)
------------------------------------------------------------
--------------------
For the Six Months Ended September 30, 1995

Florida
                                                   Limited
Term        Florida

Portfolio        Portfolio
============================================================
====================
INVESTMENT INCOME:
   Interest
$471,864       $3,643,632
------------------------------------------------------------
--------------------
EXPENSES:
   Management fees (Note 4)
37,098          255,869
   Distribution fees (Note 4)
15,393           98,748
   Shareholder communications
7,000            8,023
   Shareholder and system servicing fees
5,855           16,575
   Audit and legal
4,500            4,362
   Pricing service fees
3,000            7,521
   Trustees' fees
1,800            1,504
   Custody
1,500            6,017
   Registration fees
1,000            7,020
   Other
2,000            1,355
------------------------------------------------------------
--------------------
   Total Expenses
79,146          406,994
   Less: Management fee waiver
32,514               --
------------------------------------------------------------
--------------------
   Net Expenses
46,632          406,994
------------------------------------------------------------
--------------------
Net Investment Income
425,232        3,236,638
------------------------------------------------------------
--------------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS (NOTE5):
   Realized Gain (Loss) From Security Transactions (excluding short-term securities):
     Proceeds from sales
6,048,509       17,221,021
     Cost of securities sold
6,081,145       16,864,506
------------------------------------------------------------
--------------------
   Net Realized Gain (Loss)
(32,636)         356,515
------------------------------------------------------------
--------------------
   Change in Net Unrealized Appreciation
   of Investments:
     Beginning of period
48,785        4,266,319
     End of period
499,165        6,414,026
------------------------------------------------------------
--------------------
   Increase in Net Unrealized Appreciation
450,380        2,147,707
------------------------------------------------------------
--------------------
Net Gain on Investments
417,744        2,504,222
------------------------------------------------------------
--------------------
Increase in Net Assets From Operations
$842,976       $5,740,860
============================================================
====================

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Statements of Changes in Net Assets
------------------------------------------------------------
--------------------
For the Six Months Ended September 30, 1995 (unaudited)
and the Year Ended March 31, 1995
                                     Florida
                                  Limited Term
                                    Portfolio
Florida Portfolio
============================================================
====================

                            September 30   March 31
September 30    March 31
------------------------------------------------------------
--------------------
OPERATIONS:
  Net investment income      $ 425,232   $1,091,585   $
3,236,638   $ 6,428,488
  Net realized gain (loss)     (32,636)    (511,066)
356,515      (270,642)
  Increase in net
   unrealized appreciation     450,380      748,302
2,147,707     1,196,626
------------------------------------------------------------
--------------------
  Increase in Net Assets
    From Operations            842,976    1,328,821
5,740,860     7,354,472
------------------------------------------------------------
--------------------
DISTRIBUTIONS TO
SHAREHOLDERS FROM
(NOTE 3):
  Net investment income       (394,466)  (1,059,373)
(3,224,686)   (6,449,732)
  Net realized gains                --           --
--        (5,896)
------------------------------------------------------------
--------------------
  Decrease in Net Assets
  From Distributions
    to Shareholders           (394,466)  (1,059,373)
(3,224,686)   (6,455,628)
------------------------------------------------------------
--------------------
FUND SHARE
TRANSACTIONS (NOTE 7):
  Net proceeds from sale of
    shares                     411,605    8,700,699
11,920,565    28,605,984
  Net asset value of shares
    issued for reinvestment
    of dividends               180,782      509,582
884,992     2,040,050
  Cost of shares reacquired (4,789,540) (14,454,248)
(9,741,895)  (29,493,648)
------------------------------------------------------------
--------------------
  Increase (Decrease) in Net
    Assets From Fund Share
      Transactions          (4,197,153)  (5,243,967)
3,063,662     1,152,386
------------------------------------------------------------
--------------------
Increase (Decrease) in
  Net Assets                (3,748,643)  (4,974,519)
5,579,836     2,051,230
NET ASSETS:
  Beginning of period       18,522,919   23,497,438
112,464,040   110,412,810
------------------------------------------------------------
--------------------
  End of period*           $14,774,276  $18,522,919
$118,043,876  $112,464,040
============================================================
====================
 * Includes undistributed net
     investment income of:    $137,806     $107,040
$126,041      $114,089
============================================================
====================

                       See Notes to Financial Statements.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited)
------------------------------------------------------------
--------------------

     1. SIGNIFICANT ACCOUNTING POLICIES

     The Florida Limited Term and Florida Portfolios ("Portfolios") are separate investment portfolios of the Smith Barney Muni Funds ("Fund"). The Fund is a
Massachusetts business trust registered under the Investment
Company Act of
1940, as amended, as a non-diversified, open-end management investment company.
The Fund consists of these two Portfolios and ten other separate investment portfolios: California, Georgia, Limited Term, National, New York, New Jersey,
Ohio, Pennsylvania, New York Money Market and California Money Market portfolios. The financial statements and financial highlights for the other portfolios are presented in separate semi-annual reports.

     The significant accounting policies consistently followed by the Fund are:
(a) security transactions are accounted for on trade date;
(b) securities are
valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities; (c) short-term securities and securities maturing within 60 days are valued at cost plus (minus) accreted discount (amortized premium), which approximates value;
(d) gains or losses on the sale of securities are calculated by using the specific identification method; (e) interest income, adjusted for amortization of premiums and accretion of original issue discount, is recorded on the accrual basis; market discount is recognized upon the disposition of the security; (f) direct expenses are charged to each portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; and
(g) the Portfolios intend to comply with the applicable provisions of the
Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes.

     2. PORTFOLIO CONCENTRATION

     Since each Portfolio invests primarily in obligations of issuers within
Florida, it is subject to possible concentration risks associated with economic, political, or legal developments or industrial or regional matters specifically affecting Florida.

     3. EXEMPT-INTEREST DIVIDENDS AND OTHER DISTRIBUTIONS

     The Portfolios intend to satisfy conditions that will enable interest from municipal securities, which is exempt from Federal income tax and from designated state income taxes, to retain such tax-exempt status when distributed to the shareholders of the respective Portfolios.

     Capital gain distributions, if any, are taxable to shareholders, and are declared and paid at least annually.

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

     4. MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

     Smith Barney Mutual Funds Management Inc. ("SBMFM"), a subsidiary of Smith
Barney Holdings Inc. ("SBH"), acts as investment manager to the Fund. The
Portfolios pay SBMFM a management fee calculated at the annual rate of 0.45% of average daily net assets. This fee is calculated daily and paid monthly.
SBMFMwaived $32,514 of its management fees for the Florida
Limited Term
Portfolio for the six months ended September 30, 1995.

     Smith Barney Inc. ("SB"), another subsidiary of SBH, acts as distributor of
Fund shares. For the six months ended September 30, 1995, SB received sales charges of approximately $70,000 on purchases of the Portfolios' Class A shares.

     There is a contingent deferred sales charge ("CDSC") of 4.50% on Class B shares of the Florida Portfolio if redemption occurs less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. The Portfolios' Class C shares have a 1.00% CDSC if redemption occurs within the first year from the date such investment was made. For the six months ended September 30, 1995,
CDSCs of approximately $13,000 were paid to SB.

     Pursuant to a Distribution Plan, the Florida Limited Term Portfolio pays a service fee with respect to Class A and C shares calculated at the annual rate of 0.15% of the average daily net assets of each class. The Florida Portfolio pays a service fee with respect to Class A, B and C shares calculated at the annual rate of 0.15% of the average daily net assets of each class. In addition, the Florida Limited Term Portfolio pays a distribution fee with respect to Class
C shares calculated at the annual rate of 0.20% of the average daily net assets.
The Florida Portfolio pays a distribution fee with respect to Class B and C shares calculated at the annual rates of 0.50% and 0.55%, respectively, of the average daily net assets of each class.

     All officers and two Trustees of the Fund are employees of SB.

     5. INVESTMENTS

     During the six months ended September 30, 1995, the aggregate cost of purchases and proceeds from sales (including maturities, but excluding short-term securities) of investments were as follows:

                                                  Florida
                                               Limited Term
Florida
                                                 Portfolio
Portfolio
============================================================
====================
Purchases                                       $ 875,569
$19,768,278
------------------------------------------------------------
--------------------
Sales                                           6,048,509
17,221,021
============================================================
====================

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

     At September 30, 1995, the gross unrealized appreciation and depreciation of investments for Federal income tax purposes were as follows:

                                                  Florida
                                               Limited Term
Florida
                                                 Portfolio
Portfolio
============================================================
====================
Gross unrealized appreciation                   $509,137
$6,709,190
Gross unrealized depreciation                     (9,972)
(295,164)
------------------------------------------------------------
--------------------
Net unrealized appreciation                     $499,165
$6,414,026
============================================================
====================


     6. CAPITAL LOSS CARRYFORWARD

     At March 31, 1995, the Florida Limited Term and Florida
Portfolios had for
Federal tax purposes approximately $514,327 and $313,998, respectively, of unused loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is possible that the gains so offset will not be distributed. The amount and expiration of the carryovers are indicated below. Expiration occurs on March 31, of the year indicated:


2002             2003
============================================================
====================
Florida Limited Term Portfolio
$1,644          $512,683
Florida Portfolio                                         --
313,998
============================================================
====================


     7. SHARES OF BENEFICIAL INTEREST

     At September 30, 1995, there were an unlimited amount of shares of beneficial interest of $0.001 par value authorized. The Portfolios have the ability to issue multiple classes of shares. Each share of a class represents an identical interest in its respective Portfolio and has the same rights, except that each class bears expenses specifically related to the distribution of its shares. Effective November 7, 1994, the Portfolios adopted a new class structure, renaming Class B shares as Class C shares, and exchanging the former
Class C shares into Class A shares. At September 30, 1995, total paid-in capital amounted to the following for each class and respective
Portfolio:

Portfolio                   Class A     Class B       Class
C        Class Y
============================================================
====================
Florida Limited Term     $ 11,934,582       --
$2,749,686          --
Florida                   100,232,191   $3,843,868
2,385,233     $5,000,000
============================================================
====================

Smith Barney Muni Funds
------------------------------------------------------------
--------------------
Notes to Financial Statements (unaudited) (continued)
------------------------------------------------------------
--------------------

     Transactions in shares of each class were as follows:

                                 Six Months Ended
Year Ended
                                September 30, 1995*
March 31, 1995
                               --------------------     ----
-----------------
Florida Limited Term Portfolio Shares       Amount
Shares         Amount
============================================================
====================
Class A+
Shares sold                    40,145     $ 268,288
1,317,436    $ 8,400,374
Shares issued on reinvestment  22,860       151,573
68,245        436,507
Shares redeemed              (606,830)   (4,050,054)
(2,113,417)   (13,459,174)
------------------------------------------------------------
--------------------
Net Decrease                 (543,825)  $(3,630,193)
(727,736)  $ (4,622,293)
============================================================
====================
Class C++
Shares sold                    21,323     $ 143,317
46,614      $ 300,325
Shares issued on reinvestment   4,154        29,209
11,437         73,075
Shares redeemed              (110,943)     (739,486)
(155,645)      (995,074)
------------------------------------------------------------
--------------------
Net Decrease                  (85,466)   $ (566,960)
(97,594)    $ (621,674)
============================================================
====================
Florida Portfolio
============================================================
====================
Class A+
Shares sold                   357,537   $ 4,679,047
2,038,171    $25,235,982
Shares issued on reinvestment  63,388       825,383
153,840      1,937,080
Shares redeemed              (679,680)   (8,902,753)
(2,258,420)   (28,184,592)
------------------------------------------------------------
--------------------
Net Decrease                 (258,755)  $(3,398,323)
(66,409)  $ (1,011,530)
============================================================
====================
Class B
Shares sold                   152,923   $ 1,997,813
177,570    $ 2,186,727
Shares issued on reinvestment   2,581        33,603
1,046         13,159
Shares redeemed                (5,936)      (77,915)
(24,244)      (309,519)
------------------------------------------------------------
--------------------
Net Increase                  149,568   $ 1,953,501
154,372    $ 1,890,367
============================================================
====================
Class C++
Shares sold                    18,539     $ 243,705
92,926    $ 1,183,275
Shares issued on reinvestment   1,999        26,006
7,147         89,811
Shares redeemed               (57,932)     (761,227)
(80,891)      (999,537)
------------------------------------------------------------
--------------------
Net Increase (Decrease)       (37,394)   $ (491,516)
19,182      $ 273,549
============================================================
====================
Class Y
Shares sold                   376,790   $ 5,000,000
--             --
Shares issued on reinvestment      --            --
--             --
Shares redeemed                    --            --
--             --
------------------------------------------------------------
--------------------
Net Increase                  376,790   $ 5,000,000
--             --
============================================================
====================

* For the period from September 19, 1995 (inception date) to September 30,
     1995.

+    On October 10, 1994, the former Class C shares were
exchanged into Class A
     shares; therefore the Class C share activity for the period from April 1,
     1994 to October 9, 1994 is included with Class A share activity.

++   On November 7, 1994, the former Class B shares were
renamed Class C shares.

Smith Barney Muni Funds
Florida Limited Term Portfolio
------------------------------------------------------------
--------------------
Financial Highlights
------------------------------------------------------------
--------------------
For a share of each class of beneficial interest outstanding throughout each period:

Class A Shares(a)                              1995(b)
1995     1994(c)
============================================================
====================
Net Asset Value, Beginning of Period            $6.56
$6.44      $6.50
------------------------------------------------------------
--------------------
Income From Operations:
  Net investment income (1)                      0.19
0.34       0.26
  Net realized and unrealized gain (loss)        0.14
0.11      (0.08)
------------------------------------------------------------
--------------------
Total Income From Operations                     0.33
0.45       0.18
------------------------------------------------------------
--------------------
Less Distributions From:
  Net investment income                         (0.16)
(0.33)     (0.24)
------------------------------------------------------------
--------------------
Total Distributions                             (0.16)
(0.33)     (0.24)
------------------------------------------------------------
--------------------
Net Asset Value, End of Period                  $6.73
$6.56      $6.44
------------------------------------------------------------
--------------------
Total Return                                     5.13%++
7.17%      2.74%++
------------------------------------------------------------
--------------------
Net Assets, End of Period (000s)              $12,018
$15,277    $13,147
------------------------------------------------------------
--------------------
Ratios to Average Net Assets:
  Expenses (1)                                   0.53%+
0.44%      0.20%+
  Net investment income                          5.20+
5.37       4.90+
------------------------------------------------------------
--------------------
Portfolio Turnover Rate                          5.40%
54.65%     16.28%
============================================================
====================

(a) On October 10, 1994, the former Class C shares were exchanged into Class A shares.
(b)  For the six months ended September 30, 1995
(unaudited).
(c)  For the period from April 27, 1993 (inception date) to
March 31, 1994.
(1) The manager has waived all or part of its fees for the six months ended
     September 30, 1995 and in each period in the two-year period ended March
     31, 1995. If such fees were not waived, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:

                        Per Share Decreases
Expense Ratios
                     in Net Investment Income
Without Fee Waivers*
                   ---------------------------        ------
--------------------
                   1995(b)     1995    1994(c)
1995(b)   1995     1994(c)
                   -------     ----    -------        ------
-   ----     -------
     Class A        $.043     $.010     $.029         0.92%+
0.82%     0.71%+

*    As a result of  voluntary  expense  limitations,  the
ratio of  expenses to
     average  net  assets  will not  exceed  0.80% for
Class A shares.
++   Total return is not annualized, as the result may not
be representative of
     the total return for the year.
+    Annualized.

Smith Barney Muni Funds
Florida Limited Term Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------
For a share of each class of beneficial interest outstanding throughout each period:

Class C Shares(a)                               1995(b)
1995     1994(c)
============================================================
====================
Net Asset Value, Beginning of Period            $6.55
$6.43      $6.51
------------------------------------------------------------
--------------------
Income From Operations:
  Net investment income (1)                      0.17
0.32       0.24
  Net realized and unrealized gain (loss)        0.16
0.11      (0.09)
------------------------------------------------------------
--------------------
Total Income From Operations                     0.33
0.43       0.15
------------------------------------------------------------
--------------------
Less Distributions From:
  Net investment income                         (0.16)
(0.31)     (0.23)
------------------------------------------------------------
--------------------
Total Distributions                             (0.16)
(0.31)     (0.23)
------------------------------------------------------------
--------------------
Net Asset Value, End of Period                  $6.72
$6.55      $6.43
------------------------------------------------------------
--------------------
Total Return                                     5.04%++
6.84%      2.17%++
------------------------------------------------------------
--------------------
Net Assets, End of Period (000s)               $2,756
$3,246     $3,815
------------------------------------------------------------
--------------------
Ratios to Average Net Assets:
  Expenses (1)                                   0.74%+
0.70%      0.52%+
  Net investment income                          4.98+
4.98       4.28+
------------------------------------------------------------
--------------------
Portfolio Turnover Rate                          5.40%
54.65%     16.28%
============================================================
====================
(a) On November 7, 1994, the former Class B shares were renamed Class C shares.
(b)  For the six months ended September 30, 1995
(unaudited).
(c)  For the period from May 4, 1993 (inception date) to
March 31, 1994.
(1) The manager has waived all or part of its fees for the six months ended
     September 30, 1995 and in each period in the two-year period ended March
     31, 1995. If such fees were not waived, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:

                        Per Share Decreases
Expense Ratios
                     in Net Investment Income
Without Fee Waivers*
                    --------------------------       -------
--------------------
                    1995(b)    1995    1994(c)       1995(b)
1995     1994(c)
                    -------    ----    -------       -------
----     -------
     Class C        $.043     $.025     $.033         1.13%+
1.09%     1.04%+

*    As a result of voluntary expense limitations, the ratio
of expenses to
     average net assets will not exceed 1.00% for Class C
shares.
++   Total return is not annualized, as the result may not
be representative of the
     total return for the year.
+    Annualized.

Smith Barney Muni Funds
Florida Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of beneficial interest outstanding throughout each period:

Class A Shares(a)                     1995(b)   1995
1994     1993     1992(c)
============================================================
=========================
Net Asset Value, Beginning of Period $12.89    $12.82
$13.21   $12.32   $12.00
------------------------------------------------------------
-------------------------
Income From Operations:
  Net investment income (1)            0.38      0.75
0.77     0.79     0.73
  Net realized and unrealized gain
   (loss)                              0.28      0.08#
(0.39)    0.91     0.29
------------------------------------------------------------
-------------------------
Total Income From Operations           0.66      0.83
0.38     1.70     1.02
------------------------------------------------------------
-------------------------
Less Distributions From:
  Net investment income               (0.37)    (0.76)
(0.77)   (0.80)   (0.70)
  Net realized gains                     --        --
--     (0.01)     --
------------------------------------------------------------
-------------------------
Total Distributions                   (0.37)    (0.76)
(0.77)   (0.81)   (0.70)
------------------------------------------------------------
-------------------------
Net Asset Value, End of Period       $13.18    $12.89
$12.82   $13.21   $12.32
------------------------------------------------------------
-------------------------
Total Return                           5.20%++   6.77%
2.75%   14.21%    8.70%++
------------------------------------------------------------
-------------------------
Net Assets, End of Period (000s)   $106,753  $107,724
$104,681 $102,202  $67,998
------------------------------------------------------------
-------------------------
Ratios to Average Net Assets:
  Expenses (1)                         0.69%+    0.61%
0.54%    0.46%    0.23%+
  Net investment income                5.72+     5.97
5.71     6.15     6.70+
------------------------------------------------------------
-------------------------
Portfolio Turnover Rate               17.09%    43.23%
20.40%   25.57%   41.72%
============================================================
=========================
Class B Shares                       1995(b)    1995(d)
============================================================
=========================
Net Asset Value, Beginning of Period $12.89    $11.91
------------------------------------------------------------
-------------------------
Income From Operations:
  Net investment income                0.33      0.30
  Net realized and unrealized gain     0.29      0.97#
------------------------------------------------------------
-------------------------
Total Income From Operations           0.62      1.27
------------------------------------------------------------
-------------------------
Less Distributions:
  Net investment income               (0.34)    (0.29)
  Net realized gains                      --        --
------------------------------------------------------------
-------------------------
Total Distributions                   (0.34)    (0.29)
------------------------------------------------------------
-------------------------
Net Asset Value, End of Period       $13.17    $12.89
------------------------------------------------------------
-------------------------
Total Return++                         4.89%    10.77%
------------------------------------------------------------
-------------------------
Net Assets, End of Period (000s)     $4,004    $1,990
------------------------------------------------------------
-------------------------
Ratios to Average Net Assets+:
  Expenses                             1.20%     1.20%
  Net investment income                5.22      5.57
------------------------------------------------------------
-------------------------
Portfolio Turnover Rate               17.09%    43.23%
============================================================
=========================

(a) On October 10, 1994, the former Class C shares were exchanged into Class A shares.

(b)  For the six months ended September 30, 1995
(unaudited).

(c)  For the period from April 2, 1991 (inception date) to
March 31, 1992.

(d) For the period from November 16, 1994 (inception date) to March 31, 1995.

(1)  See page 32 for Note 1.

#    Includes the net per share effect of shareholder sales
and redemptions
     activity during the period, most of which occurred at a net asset value less than the beginning of the period.

++   Total return is not annualized, as the result may not
be representative of
     the total return for the year.

+    Annualized.

Smith Barney Muni Funds
Florida Portfolio
------------------------------------------------------------
--------------------
Financial Highlights (continued)
------------------------------------------------------------
--------------------

For a share of each class of beneficial interest outstanding throughout each period:


Class Y
                                                Class C
Shares(a)           Shares
                                     -----------------------
-------------   ------
                                      1995(b)   1995
1994    1993(c)   1995(d)
============================================================
==========================
Net Asset Value, Beginning of Period $12.89    $12.81
$13.20   $12.86   $13.28
------------------------------------------------------------
--------------------------
Income From Operations:
  Net investment income                0.33      0.67
0.68     0.19     0.02
  Net realized and unrealized gain
   (loss)                              0.29      0.08#
(0.39)    0.33    (0.06)
------------------------------------------------------------
--------------------------
Total Income From Operations           0.62      0.75
0.29     0.52    (0.04)
------------------------------------------------------------
--------------------------
Less Distributions From:
  Net investment income               (0.33)    (0.67)
(0.68)   (0.18)   (0.06)
  Net realized gains                    --        --
--       --       --
------------------------------------------------------------
--------------------------
Total Distributions                   (0.33)    (0.67)
(0.68)   (0.18)   (0.06)
------------------------------------------------------------
--------------------------
Net Asset Value, End of Period       $13.18    $12.89
$12.81   $13.20   $13.18
------------------------------------------------------------
--------------------------
Total Return                           4.94%++   6.12%
2.05%    4.05%++ (0.27)%++
------------------------------------------------------------
--------------------------
Net Assets, End of Period (000s)     $2,319    $2,750
$2,487     $691   $4,968
------------------------------------------------------------
--------------------------
Ratios to Average Net Assets:
  Expenses (1)                         1.27%+    1.25%
1.24%    1.24%+   0.52%+
  Net investment income                5.14+     5.40
4.95     5.21+    5.67+
------------------------------------------------------------
--------------------------
Portfolio Turnover Rate               17.09%    43.23%
20.40%   25.57%   17.09%
============================================================
==========================

(a) On November 7, 1994 the former Class B shares were renamed Class C shares.

(b)  For the six months ended September 30, 1995
(unaudited).

(c)  For the period from January 5, 1993 (inception date) to
March 31, 1993.

(d) For the period from September 19, 1995 (inception date) to September 30,
     1995 (unaudited).

(1) The manager waived all or part of its fees in each period in the two-year period ended March 31, 1993. If such fees were not waived, the per share decreases in net investment income and the ratios of expenses to average net assets would have been as follows:

                               Per Share Decreases
Expense Ratios
                            in Net Investment Income
Without Fee Waivers*
                            ------------------------
--------------------
                                 1993      1992
1993        1992
                                 ----      ----
----        ----
     Class A                    $.012     $.040
0.56%       0.59%+

* As a result of voluntary expense limitations, the ratios of expenses to average net assets will not exceed 0.80%, 1.30% and 1.35% for Class A, B and C shares, respectively.

#    Includes the net per share effect of shareholder sales
and redemptions
     activity during the period, most of which occurred at a net asset value less than the beginning of the period.

++   Total return is not annualized, as the result may not
be representative of
     the total return for the year.

+    Annualized.

Smith Barney
SMITH BARNEY
Muni Funds                                              ----
--------

                                         A Member of
Travelers Group[LOGO]

Trustees                           Investment Manager
Jessica M. Bibliowicz              Smith Barney Mutual Funds
Management Inc.
Joseph H. Fleiss
Donald R. Foley                    Distributor
Paul Hardin                        Smith Barney Inc.
Francis P. Martin, M.D.
Heath B. McLendon, Chairman        Custodian
Roderick C. Rasmussen              PNC Bank
John P. Toolan
C. Richard Youngdahl               Shareholder Servicing
Agent
                                   The Shareholder Services
Officers                           Group, Inc.
Heath B. McLendon                  P.O. Box 9134
Chief Executive Officer            Boston, MA 02205-9134

Jessica M. Bibliowicz              This report is submitted
for
President                          the general information
of the
                                   shareholders of Smith
Barney
Lewis E. Daidone                   Muni Funds - Florida
Limited Term and
Senior Vice President              Florida Portfolios. It is
not authorized for
and Treasurer                      distribution to
prospective investors
                                   unless accompanied or
preceded by a
Peter M. Coffey                    current Prospectus for
the Portfolio,
Vice President                     which contains
information concerning
                                   the Fund's investment
policies and expenses
Thomas M. Reynolds                 as well as other
pertinent information.
Controller

Christina T. Sydor
Secretary                          Smith Barney Muni Funds
                                   388 Greenwich Street
                                   New York, New York 10013

                                   FD 0804 11/95




S E M I - A N N U A L  R E P O R T


       [GRAPHIC APPEARS HERE]

       SMITH BARNEY
       MUNI FUNDS

       NEW YORK MONEY
       MARKET PORTFOLIO
       NEW YORK PORTFOLIO
       ------------------------

       September 30, 1995



[LOGO] Smith Barney Mutual Funds
       INVESTING FOR YOUR FUTURE.
       EVERY DAY.

New York Money Market and New York Portfolios

DEAR SHAREHOLDER:

We are pleased to provide you with this semi-annual report, which includes unaudited financial statements, for the Smith Barney Muni Funds - New York
Portfolio and New York Money Market Portfolio. This report covers the six months ended September 30, 1995. For your convenience, we have summarized this periods prevailing economic and market conditions below and outlined our portfolio strategy during this time. A more detailed summary of performance and current holdings can be found in the Historical Performance and Schedule of
Investments sections that follow.

NEW YORK ECONOMIC HIGHLIGHTS

New York's general obligation debt currently is maintaining its "A-" rating from
Standard & Poor's and has a "positive" outlook from the agency. The state continues to recover, albeit at a modest pace, from its recent prolonged recession and economic distress. Growth is being fueled by New York's diversified economic base and above-average income levels.
The state's positive
outlook is a reflection of financial and economic improvements as well as better fiscal controls. However, New York is still coping with an historically weak financial condition and high debt levels. Any rating improvement would depend in part on the state's ability to balance its upcoming budgets and reverse recent negative revenue stream trends.

MARKET & ECONOMIC OVERVIEW

     Over the past six months, the fixed income markets have been characterized by generally lower interest rates, as measured by the decline of 30-year
Treasuries from 7.43% on March 31, 1995 to 6.50% on September 30, 1995 a drop of nearly 100 basis points. Long-term municipal bond yields, however, barely budged over the time period, starting out on March 30, 1995 at 6.29% as represented by the Bond Buyer's 25-year Revenue Bond Index and finishing at 6.27% on September
28, 1995. This is due primarily to tax reform concerns.

Although some analysts have been forecasting a slight pick-up in economic activity during the final quarter of 1995, it now appears that the Federal
Reserve Board has been successful in controlling inflation and encouraging a sustainable and slower rate of economic growth this year.
The Board declined to
alter the federal funds rate in September, leaving it unchanged at 5.75%, a move that reflected its confidence in the current rate of economic growth.


1

However, while the economy did pick up steam compared to the sluggish first quarter of 1995, conflicting indicators all point to continued economic uncertainty going into 1996. Consumer spending is rising at an annual pace of
2.5% to 3%, a relatively neutral rate, further tempered by recent indications that consumer households are growing more cautious. A number of other economic indicators edged up over the past six months compared to early 1995, including car buying, housing starts and industrial production before slowing again in
September. The most recent Index of Leading Indicators - used by the U.S.
Government to forecast economic conditions - eased downward slightly in
September, fueled by cheaper commodity prices. This index measures eleven different indicators, ranging from unemployment benefit claims to building permits. While a majority of these indicators showed a slight uptick in
September, others dipped. The overall result was confirmation of our expectations for slow economic growth and steady, or even lower, interest rates by year end.

In response to these conditions, the municipal bond market continued to lag somewhat relative to Treasuries. The big uncertainty over the municipal market continues to be tax reform. The current budget, which is heading for a showdown in Washington, D.C., contains a capital gains cut but does not address broader tax reform. Flat tax proposals are still being discussed, but a number of alternate reform measures are on the table as well. We expect this issue to emerge as the centerpiece of the 1996 Presidential elections.

In short, until a more definite consensus emerges from Washington, D.C., we cannot be certain of the impact on municipal bonds and are holding fast on our relatively cautious investment approach. Looking forward - and absent radical tax reform - we expect municipal bonds to perform well relative to taxable investments, due primarily to diminishing supply. There continues to be little refinancing or new issue activity. New issue activity is increasing toward year-end but remains well below the levels seen in previous years. The Public
Securities Association now predicts approximately $140 billion in new issues by the end of 1995, less than half the record amount that came to market in 1993.
This reduction in supply has helped to support underlying values. If the supply situation continues into 1996 as we expect, stronger appreciation oppportunites could develop, particularly for bonds with long maturities and good call protection.

NEW YORK PORTFOLIO PERFORMANCE

The New York Portfolio posted a one-year total return of 10.08% (Class A shares) ended September 30, 1995. This return compared favorably with the 9.32% average total return for all New York municipal funds tracked by Lipper Analytical
Services over this same time period. For the five years ended on September 30,
1995, the Portfolio once again substantially

2

outperformed its peers by posting a cumulative total return of 56.76% compared to an average of 50.24%. In addition, this performance was achieved with no capital gain distributions, thus preserving the favorable tax status of distributed income.

NEW YORK PORTFOLIO STRATEGY

While there are certainly some near-term risks at current market levels, our long-term outlook for inflation and interest rates is positive. In addition, long-term municipals are currently offering excellent value relative to taxable investments. At more than 90% of the yield on 30-year Treasuries, all but the most radical of tax reform proposals is fully discounted in current long-term municipal bond prices. Accordingly, we will continue to balance the interest rate sensitivity of the Portfolio by investing in a strategically diversified combination of short- and long-term maturities, but with a bias toward lengthening the overall maturity structure. We intend to retain most of our substantial commitment to higher coupon issues trading at a premium and callable prior to maturity for the high income they are providing and the measure of protection they afford in the event interest rates should rise. However, we are increasing our focus on issues with comparable maturities but greater call protection in anticipation of a possible further downturn in rates at the end of this year or early 1996.

NEW YORK MONEY MARKET PORTFOLIO

As of September 30, 1995, the New York Money Market
Portfolios 7-day current
yield was 3.45%. Its effective 7-day yield - which reflects compounding - was
3.50%. This means that investors in the 39.6% federal tax bracket would have had to earn a 5.79% taxable yield to match the tax-free income provided by the
Portfolio. The Portfolio's actual tax-free return for the twelve months ended on
September 30, 1995 was 3.12%.

The Portfolio continues to invest only in the highest quality short-term securities rated within or comparable to the two top rating categories.
Currently the average maturity of the Portfolio is 40 - 60 days which allows us to immediately adjust the Portfolio's holdings in response to changes in interest rates. Keep in mind, however, that the New York
Money Market Portfolio
is neither insured, nor guaranteed by the U.S. Government and there can be no assurance that the Portfolio will be able to maintain a stable net asset value of $1.00 per share.

We were saddened by the loss of an outstanding business leader and Trustee of the Portfolios: Ralph D. Creasman. He made significant contributions to his community and state. His wisdom and influence will be missed.


3

At this time, we would like to thank you for your continued participation in our
New York portfolios and for your on going confidence in our management approach.

Sincerely,



/S/ Heath B. McLendon               /s/ Peter M. Coffey
Heath B. McLendon                   Peter M. Coffey
Chairman and                        Vice President and
Chief Executive Officer             Investment Officer



/s/ Karen Mahoney-Malcomson         /s/ Lawrence T.
McDermott
Karen Mahoney-Malcomson             Lawrence T. McDermott
Vice President and                  Vice President and
Investment Officer                  Investment Officer

November 15, 1995

4

SMITH BARNEY MUNI FUNDS
NEW YORK PORTFOLIO

Historical Performance -- Class A Shares

                        Net Asset Value
                      ---------------------
                      Beginning     End      Income
Capital Gain     Total
Period Ended          of Period  of Period  Dividends
Distributions  Returns/(1)/
                      ---------  ---------  ---------  -----
--------  ------------
9/30/95                $12.83     $13.09     $0.37
$0.00           4.98%+
3/31/95                 12.83      12.83      0.77
0.00             6.32
3/31/94                 13.25      12.83      0.79
0.00             2.66
3/31/93                 12.33      13.25      0.81
0.00            14.48
3/31/92                 11.80      12.33      0.81
0.00            11.98
3/31/91                 11.67      11.80      0.85
0.00             8.74
3/31/90                 11.48      11.67      0.87
0.00             9.28
3/31/89                 11.25      11.48      0.86
0.00            10.03
3/31/88                 12.46      11.25      0.85
0.00            (2.63)
Inception* - 3/31/87    12.50      12.46      0.13
0.00            0.52+
                                             -----      ----
-
Total                                        $7.11
$0.00
                                             =====
=====

Historical Performance -- Class B Shares

                           Net Asset Value
                        ---------------------
                        Beginning     End      Income
Capital Gain     Total
Period Ended            of Period  of Period  Dividends
Distributions  Returns/(1)/
                        ---------  ---------  ---------  ---
----------  ------------
9/30/95                  $12.84     $13.10     $0.34
$0.00           4.75%+
Inception* - 3/31/95      11.96      12.84      0.29
0.00           9.92+
                                               -----       -
----
Total                                          $0.63
$0.00
                                               =====
=====

Historical Performance -- Class C Shares

                           Net Asset Value
                        ---------------------
                        Beginning     End        Income
Capital Gain      Total
Period Ended            of Period   of Period   Dividends
Distributions   Returns/(1)/
                        ---------   ---------   ---------
-------------   ------------
9/30/95                  $12.83      $13.08      $0.34
$0.00             4.65%+
3/31/95                   12.82       12.83       0.68
0.00             5.66
3/31/94                   13.24       12.82       0.70
0.00             1.96
Inception* - 3/31/93      12.84       13.24       0.12
0.00             4.04+
                                                 -----
-----
Total                                            $1.84
$0.00
                                                 =====
=====

IT IS THE FUND'S POLICY TO DISTRIBUTE DIVIDENDS MONTHLY
AND CAPITAL GAINS, IF ANY, ANNUALLY.


5

SMITH BARNEY MUNI FUNDS
NEW YORK PORTFOLIO

Average Annual Total Return

                                                  Without
Sales Charge/(1)/
                                         -------------------
----------------------
                                         Class A
Class B          Class C
                                         -------          --
-----          -------
Six Months Ended 9/30/95+                 4.98%
4.75%            4.65%
Year Ended 9/30/95                       10.08
N/A             9.45
Five Years Ended 9/30/95                  9.40
N/A              N/A
Inception* through 9/30/95                7.51
15.14             6.02

                                                     With
Sales Charge/(2)/
                                         -------------------
----------------------
                                         Class A
Class B           Class C
                                         -------         ---
----           -------
Six Months Ended 9/30/95+                 0.82%
0.25%            3.65%
Year Ended 9/30/95                        5.67
N/A             8.45
Five Years Ended 9/30/95                  8.51
N/A              N/A
Inception* through 9/30/95                7.01
10.64             6.02

Cumulative Total Return
                                                 Without
Sales Charge/(1)/
                                                 -----------
-------------
Class A (Inception* through 9/30/95)
87.92%
Class B (Inception* through 9/30/95)
15.14
Class C (Inception* through 9/30/95)
17.25

(1) Assumes reinvestment of all dividends and capital gain distributions at net asset value and does not reflect deduction of the applicable sales charge with respect to Class A shares or the applicable contingent deferred sales charges (CDSC) with respect to Class B and C shares.

(2) Assumes reinvestment of all dividends and capital gain distributions at net asset value. In addition, Class A shares reflect the deduction of the maximum initial sales charge of 4.00% and Class B shares reflect the deduction of a 4.50% CDSC, which applies if shares are redeemed less than one year from initial purchase. This CDSC declines by 0.50% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred.
    Class C shares reflect the deduction of a 1.00% CDSC which applies if shares are redeemed within the first year of purchase.

 *  Inception dates for Class A, B and C shares are January
16, 1987, November
    11, 1994 and January 8, 1993, respectively.

 + Total return is not annualized, as it may not be representative of the total return for the year.

6

SMITH BARNEY MUNI FUNDS
NEW YORK PORTFOLIO

Historical Performance

                GROWTH OF $10,000 INVESTED IN CLASS A SHARES
OF
                          THE NEW YORK PORTFOLIO VS.
                         LEHMAN MUNI BOND FUND INDEX+
                                  (unaudited)
------------------------------------------------------------
--------------------
                         January 1987 - September 1995

                             [GRAPH APPEARS HERE]

+ Hypothetical illustration of $10,000 invested in Class A shares at inception on January 16, 1987, assuming deduction of the maximum
4.00% sales charge at
   the time of investment and reinvestment of dividends
(after deduction of
   applicable sales charges through November 6, 1994, afterwards at net asset value) and capital gains at net asset value through September 30, 1995. The
   Lehman Muni Bond Fund Index is a broad based, total return index, comprised of 8,000 actual bonds which are all investment grade, fixed rate, long term maturities (greater than two years) and are selected from issues larger than
   $50 million dated since January, 1984. The index is unmanaged and is not subject to the same management and trading expenses of a mutual fund. The performance of the Portfolios other classes may be greater or less than the
   Class A shares performance indicated on this chart, depending on whether greater or lesser sales charges and fees were incurred by shareholders investing in the other classes.

   All figures represent past performance and are not a guarantee of future results. Investment returns and principal value will fluctuate, and redemption values may be more or less than the original cost. No adjustment has been made for shareholder tax liability on dividends or capital gains.


7

SMITH BARNEY MUNI FUNDS

Schedules of Investments (unaudited)
September 30, 1995

                        NEW YORK MONEY MARKET PORTFOLIO


 FACE
AMOUNT       RATING                  SECURITY
VALUE
------       ------                  --------
-----
$2,900,000  VMIG 1*   Albany-Dougherty County Hospital
Authority
                        Revenue 4.250%(b)
$ 2,900,000
                      Albany IDA IDR:
 1,365,000  NR+         PBS Development Co. Project 5.000%
due 12/1/95(a)(f)          1,365,000
 1,440,000  A-1         540 Project Series B-2 5.000% due
12/1/95(a)(f)               1,440,000
 1,430,000  A-1         540 Project Series B-3 5.000% due
12/1/95(a)(f)               1,430,000
 1,500,000  NR+       Baldwin Union Free School District TAN
4.250% due 6/28/96       1,503,218
                      Town of Babylon IDA IDR:
   900,000  VMIG 1*     J. D'Addario & Co. Inc. Project
4.200%(a)(b)                    900,000
   500,000  VMIG 1*     Napco Security System Inc. 4.050%(b)
500,000
 3,750,000  NR+       Board Cooperative Educational Services
Onodaga,
                        Cortland and Madison County First
Supervisory
                        District RAN Series A 4.250% due
6/21/96                      3,759,089
 4,000,000  NR+       Brockport Central School District BAN
                        4.250% due 6/27/96
4,012,706
 6,865,000  NR+       Central Islip Union Free School
District TAN
                        4.375% to 4.50% due 6/28/96
6,887,557
 8,500,000  NR+       Commack Union Free School District TAN
                        4.250% due 6/28/96
8,524,244
 4,000,000  NR+       Delhi Central School District BAN
4.250% due 6/28/96            4,002,847
 1,000,000  VMIG 1*   Erie County IDA (Rosina Food Products,
Inc.) 4.100%(a)(b)       1,000,000
11,300,000  A-1       Franklin County IDA IDR (Kes
Chateaugay Project)
                        Series A 4.250%(a)(b)
11,300,000
 3,200,000  A-1       Fulton County IDR (Fiber Conversion
Inc.) 4.100%(a)(b)          3,200,000
 3,725,000  A-1       Geneva IDA Civic Facilities Revenue
(Colleges of the
                        Seneca) Series A 4.150%(b)
3,725,000
   500,000  A-1       Glens Falls IDA IDR (Broad Street
Plaza Project) 4.200%(b)        500,000
 2,000,000  A-1       Jefferson County IDA IDR (The Climax
Manufacturing Co.
                        Project) 4.100%(a)(b)
2,000,000
 7,400,000  NR+       Islip GO BAN 4.250% due 7/26/96
7,420,302
 6,000,000  NR+       Islip Union Free School District TAN
4.500% due 6/28/96         6,025,662
 2,000,000  NR+       Levittown Union Free School District
TAN
                        4.500% due 6/26/96
2,007,055
 4,000,000  P-1*      Lewis County IDA IDR (The Climax
Manufacturing Co.
                        Project) 4.100%(a)(b)
4,000,000
21,000,000  NR+       Lindenhurst Union Free School District
TAN
                        4.250% due 6/21/96
21,036,302
 6,321,000  NR+       Liverpool Central School District BAN
4.250% due 1/5/96         6,326,681
30,000,000  MIG 2*    Metropolitan Transit Authority RAN
5.500% due 12/14/95         30,061,844

                      See Notes to Financial Statements.

8

SMITH BARNEY MUNI FUNDS

Schedules of Investments (unaudited) (continued)
September 30, 1995

                        NEW YORK MONEY MARKET PORTFOLIO


 FACE
AMOUNT       RATING                     SECURITY
VALUE
------       ------                     --------
-----
$27,500,000  VMIG 1*   Metropolitan Transit Authority
Commuter Facilities
                         Revenue 4.300%(b)
$27,500,000
  5,815,000  P-1*      Monroe County IDA (Granite Building)
Series 1992
                         4.000%(b)
5,815,000
    100,000  A-1       Montgomery IDA IDR (Service
Merchandise Co.) 3.850%(b)          100,000
                       Nassau County BAN:
 33,500,000  MIG 1*      Series B 5.250% to 5.500% due
11/15/95                     33,552,087
  5,000,000  MIG 1*      Series C 5.000% due 11/15/95
5,007,565
 15,000,000  MIG 1*    Nassau County TAN Series A 4.500% due
3/15/96                15,040,189
 14,900,000  MIG 1*    New York City TAN Series A 4.500% due
2/15/96                14,935,735
 15,000,000  MIG 1*    New York City RAN Series A 4.500% due
4/11/96                15,049,973
  7,800,000  VMIG 1*   New York City Muni Trust Receipts
1995
                         Series C 4.400%(b)
7,800,000
 15,900,000  VMIG 1*   New York City Sub-Series H-4 3.900%
due 10/06/95(f)          15,900,000
 12,000,000  VMIG 1*   New York City Sub-Series H-6 3.900%
due 10/20/95(f)          12,000,000
                       New York City GO:
  4,400,000  VMIG 1*     Series C 4.650%(b)
4,400,000
  1,500,000  VMIG 1*     Sub-Series A-7 4.400%(b)
1,500,000
  1,400,000  VMIG 1*     Sub-Series B-4 4.400%(b)
1,400,000
 15,000,000  VMIG 1*     Sub-Series B-8 4.350%(b)
15,000,000
 14,000,000  VMIG 1*     Sub-Series B-10 4.300%(b)
14,000,000
  3,000,000  VMIG 1*     Sub-Series E-4 4.400%(b)
3,000,000
 34,900,000  VMIG 1*     Sub-Series F-6 4.450%(b)
34,900,000
                       New York City HDC Mortgage Revenue
Multi-Family:
  5,300,000  A-1+        Columbus Apartments Project
4.100%(b)                       5,300,000
  5,000,000  A-1         Columbus Gardens Project 4.250%(b)
5,000,000
  3,700,000  A-1         James Tower Development 4.200%(b)
3,700,000
  5,010,000  VMIG 1*     Parkgate Towers 4.200%(b)
5,010,000
  2,000,000  VMIG 1*     Queenswood Apartments 4.250%(b)
2,000,000
  1,200,000  A-1+      New York City IDA Civic Facilities
Revenue (Childrens
                         Oncology Society) 4.100%(b)
1,200,000
                       New York City IDA IDR:
  3,600,000  VMIG 1*     Andin International Inc. Series 87A
4.350%(a)(b)            3,600,000
  1,820,000  VMIG 1*     Monarch Construction Corp. Project
Series 89G
                           4.350%(a)(b)
1,820,000
    850,000  VMIG 1*     Series 88D 4.350%(a)(b)
850,000
  1,000,000  VMIG 1*     Series 89O 4.350%(a)(b)
1,000,000
  1,800,000  VMIG 1*     Series 90I 4.350%(a)(b)
1,800,000
    785,000  VMIG 1*     Sleep Products Inc. Project Series
88E 4.350%(a)(b)           785,000

                      See Notes to Financial Statements.


9

SMITH BARNEY MUNI FUNDS

Schedules of Investments (unaudited) (continued)
September 30, 1995

                        NEW YORK MONEY MARKET PORTFOLIO


 FACE
AMOUNT      RATING                      SECURITY
VALUE
------      ------                      --------
-----
$7,255,000  A-1+      New York City Muni Water Finance
Authority Water &
                        Sewer System Muni Trust Receipts
AMBAC-Insured
                        4.400%(b)
$ 7,255,000
10,800,000  MIG 2*    New York City Transit Authority
Special Obligation RAN
                        Series A 5.500% due 12/14/95
10,824,224
 2,700,000  VMIG 1*   New York City Trust for Cultural
Resources Revenue
                        (Museum of Broadcasting) 4.250%(b)
2,700,000
13,300,000  VMIG 1*   New York City Water & Sewer
Certificate Series 1992A
                        MBIA-Insured Muni Trust Receipts
4.500%(b)                    13,300,000
 4,325,000  A-1+      New York State Dormitory Authority
Revenue Muni Trust
                        Receipts FGIC-Insured 4.400%(b)
4,325,000
10,500,000  VMIG 1*   New York State Energy Research &
Development
                        Electricity Facilities Revenue (Long
Island Lighting Co.)
                        4.250%(a)(b)
10,500,000
                      New York State Energy Research &
Development
                        Authority:
 6,000,000  P-1*        Central-Hudson Gas & Electricity
Series 85B 4.100%(b)          6,000,000
 1,200,000  P-1*        Niagara Mohawk Power Corp. Series B
4.400%(b)                  1,200,000
 1,000,000  P-1*        Rochester Gas & Electricity
3.700%(b)                          1,000,000
17,222,500  AAA       New York State Environmental
Facilities Corp. Muni Trust
                        Receipts PCR 4.490%(b)
17,222,500
                      New York State HFA Revenue Multi-
Family Housing:
35,100,000  VMIG 1*     Normandie Court I Project 4.150%(b)
35,100,000
 1,900,000  VMIG 1*     Series 1988A AMBAC-Insured 4.300%(b)
1,900,000
                      New York State Local Government
Assistance Corp.:
30,900,000  VMIG 1*     Series A 4.250%(b)
30,900,000
25,000,000  VMIG 1*     Series C 4.200%(b)
25,000,000
                      New York State Mortgage Agency
Revenue:
10,715,000  VMIG 1*     Muni Trust Receipts 4.550%(a)(b)
10,715,000
 4,380,000  VMIG 1*     Muni Trust Receipts 4.100% due
12/07/95(a)(f)                  4,380,000
10,580,000  VMIG 1*     Muni Trust Receipts 4.550%(b)
10,580,000
                      New York State Medical Care Facilities
Finance
                        Agency Revenue:
21,380,000  AAA           Mount Sinai Hospital Series C
8.875% due 1/15/96            22,131,774
 2,700,000  VMIG 1*       Lenox Hill Hospital Series A
4.050%(b)                       2,700,000
 8,140,000  VMIG 1        Muni Trust Receipts 4.050%(b)
8,140,000
 7,465,000  A-1+          Muni Trust Receipts 4.500%(b)
7,465,000
   700,000  VMIG 1*       Pooled Equipment Loan Program II-A
4.150%(b)                   700,000

                      See Notes to Financial Statements.
10
SMITH BARNEY MUNI FUNDS

Schedules of Investments (unaudited) (continued)
September 30, 1995

                        NEW YORK MONEY MARKET PORTFOLIO


FACE
AMOUNT      RATING                      SECURITY
VALUE
------      ------                      --------
-----
10,165,000  A-1+        New York State Throughway Authority
Muni Trust
                          Receipts FGIC-Insured 4.500%(b)
$10,165,000
16,335,000  A-1+        New York State Urban Development
Corp. Revenue
                          Variable Rate Certificates-
Correctional Facilities
                          Series A Muni Trust Receipts
4.550%(b)                  16,335,000
12,342,000  VMIG 1*     New York State Urban Development
Muni Trust Receipts
                          4.550%(b)
12,342,000
 2,000,000  A-1         Newburgh IDA Civic Facility Revenue
(Saint Mary's
                          College) 4.000%(b)
2,000,000
10,300,000  P-1*        Niagara County IDA (American Fuel)
4.350%(b)              10,300,000
 3,500,000  P-1*        Niagara County IDA IDR (General
Abrasive Tribacher)
                          4.350%(a)(b)
3,500,000
 1,500,000  VMIG 1*     North Hempstead Solid Waste
Management Authority
                          Solid Waste Management Revenue
Refunding
                          Series A 4.000%(b)
1,500,000
 3,180,000  NR++        Oswego County IDA IDR (Regal Textile
Corp.) 4.812%(b)      3,180,000
 1,950,000  MIG 1*      Patchogue-Medford Union Free School
District TAN
                          4.500% due 6/27/96
1,956,909
 3,000,000  NR+         Plainview-Old Bethpage Central
School District TAN
                          4.250% due 6/28/96
3,007,492
 7,500,000  VMIG 1*     Port Authority of New York & New
Jersey Special
                          Obligation Revenue 3rd Installment
Series 4.250%(a)(b)   7,500,000
 6,000,000  NR+         Puerto Rico Industrial Medical PCR
(Abbot Laboratory)
                          Series 1983A 5.100% due 3/1/96(f)
6,000,000
 1,430,000  NR+         Rensselear County IDA IDR (Millers
Supermarket Inc.
                          Project) 5.100% due 3/1/96(f)
1,430,000
11,000,000  NR+         Riverhead Central School District
TAN 4.250% due 6/28/96  11,023,577
 5,690,000  AAA         Rochester GO Series 94A Muni Trust
Receipts
                          AMBAC-Insured 4.440%(b)
5,690,000
 2,000,000  P-1*        Schenectady County IDA IDR Refunding
(Scotia Industrial
                          Park Project) Series A 4.150%(b)
2,000,000
11,000,000  NR+         South County Central School District
TAN
                          4.500% due 6/28/96
11,033,632
10,750,000  NR+         Three Village Central School
District TAN
                          4.250% due 6/28/96
10,788,319
                        Triborough Bridge & Tunnel Authority
Revenue:
19,800,000  A-1+          Certificates General Purpose
Series A MBIA-Insured
                            4.700%(b)
19,800,000
13,900,000  A-1+          Special Obligation FGIC-Insured
4.050%(b)               13,900,000
 5,000,000  NR+         Utica BAN 1995 Series I 6.150% due
8/23/96                 5,021,143

                      See Notes to Financial Statements.


11

SMITH BARNEY MUNI FUNDS

Schedules of Investments (unaudited) (continued)
September 30, 1995

                        NEW YORK MONEY MARKET PORTFOLIO


 FACE
AMOUNT      RATING                   SECURITY
VALUE
------      ------                   --------
-----
$2,140,000    NR+       Wantaugh Union Free School District
TAN
                          4.250% due 6/27/96
$  2,143,654
   575,000    NR++      Westchester County IDA (Elba
Enterprises Project)
                          4.200%(b)
575,000
10,500,000    VMIG 1*   Yonkers IDA Civic Facility Revenue
Consumers Union
                          4.200%(b)
10,500,000

-----------
                        TOTAL INVESTMENTS  100%
                         (Cost  $800,523,280)(g)
$800,523,280

============

12

SMITH BARNEY MUNI FUNDS

Schedules of Investments (unaudited) (continued)
September 30, 1995

                              NEW YORK PORTFOLIO


 FACE
AMOUNT                RATING                      SECURITY
VALUE
------                ------                      --------
-----
EDUCATION -- 9.0%
  $500,000             A           Brookhaven IDA, Civic
Facilities Revenue for
                                     St. Joseph College, LOC
Norstar Bank,
                                     8.100% due 4/1/08
$533,125
                                   New York State Dormitory
Authority Revenue:
 1,000,000             AAA           Fordham University,
5.500% due 7/1/23                      940,000
 2,500,000             Baa1*         City University, 7.500%
due 7/1/10(d)                    2,871,875
 1,600,000             AA            Niagara Frontier Home,
FHA-Insured,
                                       6.200% due 2/1/15
1,652,000
 1,000,000             BBB+        State University
Educational Facilities,
                                     7.500% due 5/15/11
1,151,250
 1,000,000             BBB+        State University
Educational Facilities, Series A,
                                     5.875% due 5/15/17
971,250
 1,000,000             AAA         New York City IDA New
School, 5.750% due 9/1/15              976,250

---------

9,095,750

=========

ESCROWED TO MATURITY(e) -- 3.7%
 3,307,000             AAA         New York State Power
Authority Revenue and General
                                     Purpose, 9.500% due
1/1/01                               3,732,776
FINANCE -- 2.2%
   500,000             Aa*         Municipal Assistance
Corporation, New York, Series 64,
                                     7.625% due 7/1/08
562,500
 1,725,000             A           New York State Local
Government Assistance Corporation,
                                     Series 1993 B,
Refunding, 5.500% due 4/1/17              1,636,594

---------

2,199,094
=========

GOVERNMENT FACILITIES -- 3.4%
 2,000,000             AA+         NYS Medical Care
Facilities Financing Authority Hospitals
                                     and Nursing Homes,
6.100% due 8/15/15                    1,995,000
 1,500,000             Baa1*       New York State Urban
Development Refunding,
                                     Correctional Capital
Facilities, Series A, 5.500%
                                     due 1/1/09
1,425,000

---------

3,420,000

=========

GENERAL OBLIGATION -- 4.5%
 1,295,000             BBB         Guam GO, Series A, 5.400%
due 11/15/18                     1,126,650
 1,000,000             AAA         Nassau County GO, 5.400%
due 5/1/10                          996,250
 1,000,000             AAA         Nassau County GO, General
Improvement,
                                     Series 1995Q, 5.200%
due 8/1/12                            952,500

                      See Notes to Financial Statements.


13

SMITH BARNEY MUNI FUNDS

Schedules of Investments (unaudited) (continued)
September 30, 1995

                              NEW YORK PORTFOLIO


 FACE
AMOUNT      RATING                        SECURITY
VALUE
------      ------                        --------
-----
GENERAL OBLIGATION -- 4.5% (continued)
$1,565,000      A-             New York City GO, Fiscal
1993, Series E,
                                 6.000% due 5/15/20
$ 1,480,881

-----------

4,556,281

===========
HOSPITAL -- 13.3%
                               New York State Medical Care
Facilities Finance Agency:
1,570,000       BBB             Secured Hospitals, Series A,
6.250% due 2/15/24                    1,505,237
1,500,000       AA              Hospital and Nursing Home,
(Methodist Hospital
                                  Brooklyn), FHA-Insured,
6.700% due 8/15/23                       1,575,000
1,990,000       AAA             Hospital and Nursing Home,
FHA-Insured,
                                  6.400% due 8/15/14
2,091,988
1,815,000       AAA             Hospital and Nursing Home,
Series B, FHA-Insured,
                                  5.500% due 2/15/22
1,678,875
485,000         AAA             Mental Health Services
Facilities Improvement,
                                  MBIA-Insured, 7.750% due
2/15/20                                   538,350
2,000,000       AAA             Mental Health Services
Facilities, Series D,
                                  FGIC-Insured, 5.250% due
8/15/23                                 1,797,500
                               Nursing Home Insured
Mortgage:
1,000,000       AA               Series A, 8.000% due
2/15/25                                      1,105,000
1,025,000       AA               Series B, 8.000% due
2/15/28                                      1,115,969
1,500,000       AAA              St. Lukes - Roosevelt
Hospital, Series A, Refunding,
                                   FHA-Insured, 5.625% due
8/15/18                                 1,423,125
550,000         BBB            Onondaga County IDA, Civic
Facility Revenue Bonds,
                                 1993 Series B, 6.625% due
1/1/18                                    541,750

----------

13,372,794

==========

HOUSING: MULTI-FAMILY -- 4.0%
                                 New York State Housing
Financing Agency, Multi-Family,
                                   Second Mortgage, PG-A:
500,000           AA                 7.050% due 8/15/24(a)
528,125
500,000           AA                 7.000% due 8/15/12(a)
519,375
1,000,000         A*             Rensselear Multi-Family
Housing Mortgage Revenue,
                                   Rensselear Elderly
Housing Apartments,
                                   7.750% due 1/1/11
1,055,000
2,000,000         Aa*            UFA Development Corp., New
York Mortgage Revenue,
                                   (Loretto Utica Project),
Series 1993, FSA-Insured,
                                   5.750% due 7/1/13
1,917,500

---------

4,020,000

=========

                      See Notes to Financial Statements.

14

SMITH BARNEY MUNI FUNDS

Schedules of Investments (unaudited) (continued)
September 30, 1995

                              NEW YORK PORTFOLIO


FACE
AMOUNT        RATING                       SECURITY
VALUE
------        ------                       --------
-----
HOUSING: SINGLE-FAMILY -- 1.3%
                           State of New York Mortgage
Agency:
$  320,000    Aa*            Eighth Series E, 8.100% due
10/1/17                        $    337,200
   860,000    Aa*            Homeowner Mortgage Revenue,
Series SS,
                               7.950% due 10/1/22(a)
925,575

------------

1,262,775

============

INDUSTRIAL DEVELOPMENT -- 12.9%
   355,000     NR+          Albany County IDA, (Historic
Hudson River Heritage
                              Office Building), 9.500% due
12/1/95                             357,663
 1,300,000     A1*          Grand Central, District
Management Association
                              Refunding-Business Import
District-Capital,
                              5.125% due 1/1/14
1,187,875
   500,000     A-           Monroe County IDA, Revenue
Public Improvement,
                              (Canal Ponds Park), Series A,
7.000% due 6/15/13                   5,000
                            New York City IDA:
 1,000,000     AA             Civic Facility Revenue, (The
Lighthouse Project),
                                LOC Barclays Bank, 6.375%
due 7/1/10                         1,042,500
   955,000     Aa1*           Prime Laboratories Inc. IDR,
LOC Algamene Bank
                                Nederland NV, 7.700%
mandatory tender 11/1/00(a)               975,294
 1,450,000     Baa3*          Special Facilities Revenue,
(American Airlines Inc.
                                Project), 8.000% due
7/1/20(a)            1,549,688
 2,000,000     A              Special Facilities Revenue,
Terminal One Group
                                Association Project, 6.000%
due 1/1/15                       1,935,000
 2,000,000     AAA          Onondaga County IDA, Sewer
Facilities Revenue,
                              (Bristol-Myers Squibb Co.
Project),
                              5.750% due 3/1/24(a)
2,002,500
 1,410,000     A            Rensselear County IDA, (Albany
International Corp.),
                              7.550% due 6/1/07(a)
1,545,712
   750,000     AAA          Syracuse, IDA, 7.000% due 8/1/25
795,937
 1,000,000     AA           Town of Hempstead IDA,
Industrial Development Revenue
                              Bonds, (1990 Nassau District
Energy Corp. Project),
                              LOC Toronto Dominion Bank,
7.750% due 9/15/15(a)               1,050,000

----------

12,987,169

==========
MISCELLANEOUS -- 0.6%
   500,000    A              New York State Urban
Development Corp. Revenue,
                             7.000% due 1/1/17
558,125
NURSING HOME --  3.0%
   990,000    AA             State Medical Care Facilities
Finance Agency Hospital &
                             Nursing Home Insured Mortgage,
Series B, FHA-Insured,
                             7.000% due 8/15/32
1,051,875

                      See Notes to Financial Statements.


15

SMITH BARNEY MUNI FUNDS

Schedule of Investments (unaudited) (continued)
September 30, 1995

                              NEW YORK PORTFOLIO


 FACE
AMOUNT          RATING                     SECURITY
VALUE
------          ------                     --------
-----
Nursing Home -- 3.0% (continued)
 $1,980,000     AA             New York State Dormitory
Authority Revenue,
                                 (James G. Johnston-Nursing
Home Facilities),
                                 FHA-Insured, 5.750% due
8/1/23                            $   1,928,025

2,979,900
POLLUTION CONTROL -- 2.2%
  1,100,000     AAA            State Energy and Research PCR
(Central Hudson Gas &
                                 Electric Corp. Project),
Series B, FGIC-Insured,
                                 7.375% due 10/1/14(d)
1,240,250
  1,000,000     AAA            New York State Environmental
Facilities Corporation,
                                 Pollution Control Revenue,
State Water-Revolution,
                                 5.200% due 5/15/14
945,000

----------

2,185,250

==========
POWER -- 2.0%
                               New York State Energy
Research and Development Authority:
  1,000,000     Aa3*             (Consolidated Edison Co.
Project), 6.000%
                                 due 3/15/28(a)
1,020,000
  1,000,000     BB+            Electric Facilities Revenue,
(LILCO), 1992 Series A,
                                 7.150% due 2/1/22(a)
973,750

----------

1,993,750

==========
PRE-REFUNDED(e) -- 8.7%
    200,000     AAA            New York City GO,  (Escrowed
with U.S. Government
                                 Securities to 11/1/97 Call
@ 101.5), 8.750% due 11/1/17         221,000
    750,000     AAA            New York City Municipal Water
Finance Authority, Water
                                 & Sewer System, (Escrowed
with U.S. Government
                                 Securities to 6/15/97 Call
@ 102), 9.000% due 6/15/17(d)        824,062
    580,000     AAA            New York State Housing
Finance Agency, State University
                                 Construction, Series A,
(Escrowed with U.S. Government
                                  Securities to 11/1/96 Call
@ 102), 8.000% due 11/1/16          605,375
    800,000     AAA            New York State Local
Government Assistance Corp.,
                                 Series D, (Escrowed with
U.S. Government Securities
                                 to 4/1/02 Call @ 102),
7.000% due 4/1/18                        919,000
    500,000     AAA            Hospital Insured Mortgage
(Brooklyn, Caledonia and
                                 Long Island College
Hospitals), FHA-Insured, (Escrowed
                                 with U.S. Government
Securities to 1/15/02 Call @ 102),
                                 8.375% due 1/15/06
516,250

                      See Notes to Financial Statements.

16

SMITH BARNEY MUNI FUNDS

Schedules of Investments (unaudited) (continued)
September 30, 1995

                              NEW YORK PORTFOLIO


 FACE
AMOUNT        RATING                              SECURITY
VALUE
------        ------                              --------
-----
PRE-REFUNDED(e) --  8.7% (continued)
                              New York State Medical Care
Facilities Finance Authority:
$  500,000     AAA              St. Vincents Hospital Home
Mortgage, Series A,
                                  (Escrowed with U.S.
Government Securities to
                                   8/15/97 Call @ 102),
8.000% due 2/15/27                       $    541,250
 1,380,000     AAA            Albany Medical Center, Insured
Mortgage, Series A,
                               (Escrowed with U.S.
Government Securities to
                                8/15/98 Call @ 102), 8.000%
due 2/15/28                             1,531,800
 1,700,000     AAA            St. Lukes Hospital, Series B,
FHA-Insured, (Escrowed
                                with U.S. Government
Securities to 2/15/02 Call @ 102),
                                7.450% due 2/15/29
1,931,625
   480,000     AAA            Mental Health Services
Facilities Improvement,
                                MBIA-Insured, (Escrowed with
U.S. Government
                                Securities to 2/15/00 Call @
102), 7.750% due 2/15/20                 551,400
 1,000,000     AAA            Orangetown Housing Authority,
Rockland, (Senior Housing
                                Center), 1990 Series,
(Escrowed with U.S. Government
                                Securities to 4/1/00 Call @
102), 7.600% due 4/1/30                 1,156,250

---------

8,798,012

=========

PUBLIC FACILITIES -- 6.6%
 1,000,000     A              Albany Parking Authority, New
York Revenue Refunding,
                                (Green and Hudson Street
Garage Project), LOC Key
                                Bank, 7.150% due 9/15/16
1,060,000
 2,260,000     BBB+           New York State Dormitory
Authority, Court Facilities Lease
                                Revenue, Series A, 5.500%
due 5/15/23                               2,014,225
 2,000,000     BBB            New York State Urban
Development, Youth Facilities,
                                6.000% due 4/1/15
1,940,000
 1,500,000     Baa1*          Triborough Bridge and Tunnel
Authority, Convention
                                Center, 7.250% due 1/1/10
1,659,375

---------

6,673,600

=========

Retirement Communities (Continuing Care) -- 1.9%
                              New York State Dormitory
Authority Revenue:
   800,000     AAA              Ideal Senior Living Center
Housing Corporation,
                                  FHA-Insured, 7.625% due
8/1/28                                      876,000
   990,000     AAA            United Health Services Inc.,
7.350% due 8/1/29                        1,066,725

---------

1,942,725

=========

SHORT-TERM(b) -- 1.1%
   700,000     A-1+           New York Energy Research and
Development, Niagara
                                Mohawk, Series A, 4.050% due
7/1/15                                   700,000
   200,000     A-1+           New York City GO, Sub-Series
E4, 4.750% due 8/1/22                      200,000


                      See Notes to Financial Statements.

17

SMITH BARNEY MUNI FUNDS

Schedule of Investments (unaudited) (continued)
September 30, 1995

                              NEW YORK PORTFOLIO


   FACE
  AMOUNT          RATING                        SECURITY
VALUE
  ------          ------                        --------
-----
SHORT-TERM(b) --  1.1% (continued)
   $200,000       A-         Port Authority of NY and NJ
Obligation Revenue,
                               Versatile Structure, Series
2, 4.650% due 5/1/19            $     200,000

1,100,000
SOLID WASTE --  2.3%
    495,000       BBB+       Babylon IDA, Resource Recovery,
(Ogden Martin Systems),
                               8.500% due 1/1/19
561,206
  1,000,000       AAA        Dutchess County Resource
Recovery Agency, Solid Waste
                               Management System Revenue,
Series 1990A,
                               FGIC-Insured, 7.500% due
1/1/09                                 1,100,000
    650,000       A-         Town of Hempstead IDA, Resource
Recovery Revenue,
                               7.400% due 12/1/10
678,438

---------

2,339,644

=========

TRANSPORTATION -- 7.7%
  2,300,000       Baa1*      Metropolitan Transit Authority
New York, Service Contract         2,216,625
                               Transportation Facilities,
Series O, 5.750% due 7/1/13
  1,000,000       AAA        Monroe County Airport Authority
for Greater Rochester
                               International, MBIA-Insured,
7.250% due 1/1/19(a)               1,086,250
  1,500,000       AAA        New York State Thruway
Authority, Series C, FGIC-Insured,
                               6.000% due 1/1/25
1,501,875
  1,600,000       AAA        Niagara Falls Bridge Authority,
Toll Revenue, Series B,
                               FGIC-Insured, 5.250% due
10/1/15                                1,496,000
  1,000,000       Baa1*      Puerto Rico Commonwealth
Highway & Transportation
                               Authority Revenue, Refunding,
Series W,
                               5.500% due 7/1/13
960,000
    500,000       Aa*        Triborough Bridge and Tunnel
Authority, General Purpose
                               Revenue, 8.125% due 1/1/12(d)
544,375

---------

7,805,125

=========
UTILITIES -- 5.8%
                             New York State Energy Research
and Development
                               Authority Facilities Revenue
Bonds:
  1,500,000       A1*        Brooklyn Union Gas Co. Project,
Series B, RIBS,
                               9.718% due 7/15/26(a)(c)
1,751,250
  1,000,000       Aa3*       Consolidated Edison Co.
Project, 7.125%
                               due 12/1/29(a)
1,093,750
  1,000,000       A+         Consolidated Edison Co.
Project, 6.100%
                               due 8/15/09(a)(c)
995,000
  1,000,000       AAA        N.Y. State Electric & Gas
Project A, MBIA-Insured,
                               6.150% due 7/1/26(a)
1,001,250

                      See Notes to Financial Statements.

18


SMITH BARNEY MUNI FUNDS

Schedules of Invesments (unaudited) (continued)
September 30, 1995

                              NEW YORK PORTFOLIO


FACE
AMOUNT                RATING
SECURITY                                 VALUE
------                ------                         -------
-                                 -----
UTILITIES -- 5.8% (CONTINUED)
$1,000,000            AAA         Puerto Rico Electric Power
Revenue, Linked Security,
                                    5.929% due 7/1/23
$  1,007,500

5,848,750

WATER AND SEWER -- 3.8%
 2,000,000            AAA         New York City Municipal
Water Finance Authority
                                    Systems Revenue, Series
B, AMBAC-Insured,
                                    5.375% due 6/15/19
930,000
 2,000,000            AAA         New York City Muni Water
Finance Authority, Water &
                                    Sewage System Revenue,
Capital Appreciation,
                                    Series A, zero coupon
due 6/15/11                              830,000
 1,240,000            AAA         Clifton Park, New York
Water Authority, Water Systems
                                    Revenue, FGIC-Insured,
5.000% due 10/1/14                    1,123,750
 1,000,000            AAA         Suffolk County Water
Authority, Water Works Revenue,
                                    Senior Lien, Refunding,
MBIA-Insured, 5.100% due 6/1/09        980,000

---------

3,863,750

---------
                              TOTAL INVESTMENTS  100%
                              (Cost--$95,711,929)(g)
$100,735,270

============

(a)  Income from these issues is considered a preference
item for purposes of
     calculating the alternative minimum tax.
(b)  Variable rate obligation payable at par on demand at
any time on no more
     than seven days notice.
(c)  Residual interest bonds--coupon varies inversely with
level of short-term
     tax-exempt interest rates.
(d)  Securities segregated by Custodian.
(e)  Pre-Refunded bonds escrowed by U.S. Government
Securities and bonds
     escrowed to maturity by U.S. Government Securities are
considered by
     manager to be triple-A rated even if issuer has not
applied for new
     ratings.
(f)  Variable rate obligations payable at par on demand on
the date indicated.
(g)  The cost for Federal income tax purposes is
substantially the same.
+    Security has not been rated by either Moody's Investors
Services or
     Standard & Poors, however, the portfolio manager has
determined the
     equivalent rating to be MIG 1.
++   Security has not been rated by either Moody's Investors
Services or
     Standard & Poors, however, the portfolio manager has determined the equivalent rating to be VMIG 1.

     See pages 20 and 21 for definitions of ratings and certain security descriptions.

                      See Notes to Financial Statements.


19

SMITH BARNEY MUNI FUNDS

Bond Ratings

All ratings are by Standard & Poors Corporation, except those identified by an asterisk (*) that are by Moody's Investors Services. The definitions of the applicable rating symbols are set forth below:

Standard & Poor's Rating from "AA" to "BB" may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA    --Bonds rated "AAA" have the highest rating assigned
by Standard &
         Poor's. Capacity to pay interest and repay principal is extremely strong.

AA     --Bonds rated "AA" have a very strong capacity to pay
interest and repay
         principal and differ from the highest rated issue only in a small degree.

A      --Bonds rated "A" have a strong capacity to pay
interest and repay
         principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

BBB    --Bonds rated "BBB" are regarded as having an
adequate capacity to pay
         interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB     --Bonds rated "BB" have less near-term vulnerability
to default than
         other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

Moody's--Numerical modifiers 1, 2 and 3 may be applied to each generic rating from "Aa" to "Baa", where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa    --Bonds that are rated "Aaa" are judged to be of the
best quality. They
         carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa     --Bonds that are rated "Aa" are judged to be of high
quality by all
         standards. Together with the "Aaa' group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in
         Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A      --Bonds that are rated "A" possess many favorable
investment attributes
         and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a
susceptibility to impairment
         some time in the future.

Baa    --Bonds that are rated "Baa" are considered as medium
grade obligations,
         i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

NR     --Indicates that the bond is not rated by Standard &
Poor's Corporation
         or Moody's Investors Services.

20

SMITH BARNEY MUNI FUNDS

Short-Term Security Ratings

SP-1   --Standard & Poor's highest rate rating indicating
very strong or strong
         capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+)
         sign.

A-1    --Standard & Poor's highest commercial paper and
variable rate demand
         obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted
         with a plus (+) sign.

P-1    --Moody's highest rating for commercial paper and for
VRDO prior to the
         advent of the VMIG 1 rating.
VMIG 1 --Moody's highest rating for issues having a demand feature -- VRDO.
MIG 1 --Moody's highest rating for short-term municipal obligations.
MIG 2 --Moody's second highest rating for short-term municipal obligations.

Security Descriptions

ABAG   --Association of Bay Area Governments
AIG    --American International Guaranty
AMBAC  --American Municipal Bond Assurance Corporation
BAN    --Bond Anticipation Notes
BIG    --Bond Investors Guaranty
CGIC   --Capital Guaranty Insurance Company
COP    --Certificate of Participation
ETM    --Escrowed to Maturity
FAIRS  --Floating Adjustable Interest Rate Securities
FGIC   --Financial Guaranty Insurance Company
FHA    --Federal Housing Administration
FHLMC  --Federal Home Loan Mortgage Corporation
FNMA   --Federal National Mortgage Association
FRTC   --Floating Rate Trust Certificates
FSA    --Financial Security Assurance
GIC    --Guaranteed Investment Contract
GNMA   --Government National Mortgage Association
GO     --General Obligation
HDC    --Housing Development Corporation
HFA    --Housing Finance Authority
IDA    --Industrial Development Authority
IDB    --Industrial Development Board
IDR    --Industrial Development Revenue
INFLOS --Inverse Floaters
IRB    --Industrial Revenue Bonds
LOC    --Letter of Credit
MBIA   --Municipal Bond Investors Assurance Corporation
MVRICS --Municipal Variable Rate Inverse Coupon Security
PCFA   --Pollution Control Financing Authority
PCR    --Pollution Control Revenue
RAN    --Revenue Anticipation Notes
RIBS   --Residual Interest Bonds
TAN    --Tax Anticipation Notes
TECP   --Tax Exempt Commercial Paper
TOB    --Tender Option Bond
TRAN   --Tax and Revenue Anticipation Notes
VRDD   --Variable Rate Demand Note
VRWE   --Variable Rate Wednesday Demand


21

SMITH BARNEY MUNI FUNDS

Statements of Assets and Liabilities (unaudited)
September 30, 1995



NEW YORK MONEY                   NEW YORK

MARKET PORTFOLIO                 PORTFOLIO

----------------               --------------
ASSETS:
   Investments, at value (Cost $--800,523,280
     and $95,711,929)
$ 800,523,280                 $ 100,735,270
   Cash
--                        16,116
   Interest receivable
6,869,776                     1,563,863
   Receivable for Fund shares sold
--                       275,824
   Prepaid expenses
--                        42,970

-------------                 -------------
   TOTAL ASSETS
807,393,056                   102,634,043

=============                 =============
LIABILITIES:
   Payable for securities purchased
25,000,000                            --
   Dividends payable
1,420,795                        475,849
   Management fees payable
675,046                         73,756
   Distribution fees payable
22,390                         10,652
   Accrued expenses and other liabilities
77,635                             --
   TOTAL LIABILITIES
27,195,866                        560,257

-------------                 --------------
TOTAL NET ASSETS
$ 780,197,190                 $  102,073,786

=============                 ==============
NET ASSETS:
   Par value of capital shares
$     780,497                 $        7,795
   Capital paid in excess of par value
779,716,486                     98,256,881
   Overdistributed net investment income
--                        (29,126)
   Accumulated net realized loss on
     security transactions
(299,793)                    (1,185,105)
   Net unrealized appreciation of investments
--                      5,023,341

-------------                 --------------
TOTAL NET ASSETS
$ 780,197,190                 $  102,073,786

=============                 ==============
SHARES OUTSTANDING:
   Class A
780,496,983                      6,476,882
   Class B
--                        808,615
   Class C
--                        509,402
NET ASSET VALUE:
   Class A (and redemption price)
$1.00                         $13.09
   Class B *
--                         $13.10
   Class C **
--                         $13.08
CLASS A MAXIMUM PUBLIC OFFERING PRICE PER SHARE
   (net asset value plus 4.17% of net asset value per share)
--                         $13.64

 * Redemption price is NAV of Class B shares reduced by a 4.50% CDSC if shares are redeemed less than one year from initial purchase
(See Note 4).
** Redemption price is NAV of Class C shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.

                      See Notes to Financial Statements.

22

SMITH BARNEY MUNI FUNDS

Statements of Operations (unaudited)

FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1995

                                                 NEW YORK
MONEY     NEW YORK
                                                MARKET
PORTFOLIO    PORTFOLIO
                                                ------------
----    ---------
INVESTMENT INCOME:
   Interest                                      $14,913,602
$3,048,029

EXPENSES:
  Management fees (Note 4)                         1,916,632
215,374
  Distribution fees (Note 4)                         383,294
103,058
  Shareholder and system servicing fees              115,573
20,046
  Registration fees                                  107,787
4,026
  Shareholder communications                          15,006
13,039
  Audit and legal                                     11,529
5,062
  Trustees' fees                                       7,503
3,001
  Custody                                              7,383
4,758
  Pricing service fees                                 5,038
7,521
  Other